UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Large Cap Value Index Fund Investor Class and Premium Class Annual Report April 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® Large Cap Value Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Index Fund - Investor Class on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$11,328	Fidelity® Large Cap Value Index Fund - Investor Class
$11,355	Russell 1000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 17.92% for the year ending April 30, 2017, rising sharply following the November election and continuing to gain ground through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act (ACA), and were relatively flat through April 30. In a stark reversal from 2016, growth-oriented stocks topped their value counterparts through the first third of 2017. Sector-wise, information technology (+35%) fared best, anchored by twin rallies in the June 2016 and March 2017 quarters as growth regained favor. Financials (+27%) also handily outperformed, riding an uptick in bond yields and a surge in banks, particularly post-election. Industrials (+19%) and materials (+16%) did well amid a call for increased infrastructure spending and a rise in commodity prices, respectively. Conversely, consumer staples (+9%), real estate (+5%) and telecommunication services (0%) were held back amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of one or two additional interest rate hikes later in 2017. Energy (+2%) also struggled this period.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  From inception on June 7, 2016, through April 30, 2017, the fund’s share classes performed closely in line with the 13.55% gain of the Russell 1000® Value Index. Amid a supportive market environment, every sector in the benchmark except energy (-1%) gained ground. Financials (+26%), especially banks, benefited from post-election optimism, as higher interest rates and the prospect of a more favorable regulatory backdrop boosted Bank of America, JPMorgan Chase and Citigroup, all among the biggest contributors this period. Conglomerate Berkshire Hathaway, as well as financial services companies Goldman Sachs Group and Morgan Stanley, also added value. Other standouts included network-communications gear manufacturer Cisco Systems and technology behemoth Apple. In a strong period of performance, there were many more contributors than detractors. The latter included a number of energy firms weighed down by sluggish commodity prices, including Exxon Mobil (-8%), Occidental Petroleum (-16%) and Schlumberger (-8%). Other detractors included telecom giant Verizon Communications (-7%) and software company Microsoft (-4%), the latter of which was not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.0	3.4
JPMorgan Chase & Co.	2.8	2.5
Berkshire Hathaway, Inc. Class B	2.7	2.7
Johnson & Johnson	2.5	2.6
Wells Fargo & Co.	2.2	2.1
AT&T, Inc.	2.2	2.2
Bank of America Corp.	2.1	1.7
Procter & Gamble Co.	2.0	2.2
General Electric Co.	1.8	2.1
Chevron Corp.	1.8	1.9
	23.1

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	24.4
Energy	11.7	13.3
Health Care	10.8	11.1
Industrials	10.1	9.6
Information Technology	10.0	9.9
Consumer Staples	8.4	8.9
Utilities	6.3	6.6
Real Estate	4.6	4.8
Consumer Discretionary	4.5	4.6
Telecommunication Services	3.4	3.7

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks and Equity Futures	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 5.9%

As of October 31, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.2%

Investments April 30, 2017

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.2%
Adient PLC	2,504	$184,194
BorgWarner, Inc.	7,091	299,807
Gentex Corp.	3,660	75,579
Hertz Global Holdings, Inc. (a)(b)	2,192	36,146
Lear Corp.	449	64,054
The Goodyear Tire & Rubber Co.	8,789	318,425
		978,205
Automobiles - 0.8%
Ford Motor Co.	136,894	1,570,174
General Motors Co.	49,424	1,712,047
Tesla, Inc. (a)(b)	265	83,229
		3,365,450
Distributors - 0.0%
Genuine Parts Co.	324	29,814
Diversified Consumer Services - 0.1%
Graham Holdings Co.	148	89,052
H&R Block, Inc.	7,149	177,224
		266,276
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	4,729	172,703
Carnival Corp. unit	14,583	900,792
Choice Hotels International, Inc.	319	20,001
Extended Stay America, Inc. unit	2,567	44,768
Hilton Grand Vacations, Inc. (a)	135	4,518
Hilton, Inc.	733	43,225
Hyatt Hotels Corp. Class A (a)	1,097	60,884
International Game Technology PLC	3,455	76,701
Marriott International, Inc. Class A	2,810	265,320
MGM Mirage, Inc.	15,221	467,437
Norwegian Cruise Line Holdings Ltd. (a)	5,010	270,189
Park Hotels & Resorts, Inc.	672	17,250
Royal Caribbean Cruises Ltd.	5,885	627,341
Wendy's Co.	3,495	51,516
Wynn Resorts Ltd.	230	28,292
		3,050,937
Household Durables - 0.4%
CalAtlantic Group, Inc.	2,165	78,416
D.R. Horton, Inc.	5,258	172,936
Garmin Ltd.	3,866	196,547
Lennar Corp.:
Class A	1,656	83,628
Class B	2,280	97,151
Mohawk Industries, Inc. (a)	466	109,412
PulteGroup, Inc.	7,684	174,196
Toll Brothers, Inc.	2,768	99,620
Whirlpool Corp.	2,344	435,234
		1,447,140
Internet & Direct Marketing Retail - 0.1%
Liberty Expedia Holdings, Inc.	1,537	74,252
Liberty Interactive Corp.:
(Venture Group) Series A (a)	2,239	120,570
QVC Group Series A (a)	6,715	142,224
		337,046
Leisure Products - 0.0%
Brunswick Corp.	667	37,852
Vista Outdoor, Inc. (a)	1,567	30,651
		68,503
Media - 0.9%
Clear Channel Outdoor Holding, Inc. Class A (a)	418	2,153
Comcast Corp. Class A	12,677	496,812
Discovery Communications, Inc.:
Class A (a)(b)	193	5,555
Class C (non-vtg.) (a)	952	26,637
DISH Network Corp. Class A (a)	1,724	111,095
John Wiley & Sons, Inc. Class A	1,621	85,427
Liberty Broadband Corp.:
Class A (a)	812	73,023
Class C (a)	3,668	334,375
Liberty Media Corp.:
Liberty SiriusXM Class A (a)	3,813	145,275
Liberty SiriusXM Class C (a)	6,134	233,031
Lions Gate Entertainment Corp.:
Class A	814	21,302
Class B (a)	519	12,378
Live Nation Entertainment, Inc. (a)	2,156	69,337
News Corp.:
Class A	12,795	162,752
Class B	4,412	57,356
Regal Entertainment Group Class A (b)	2,073	45,751
Tegna, Inc.	7,384	188,144
The Madison Square Garden Co. (a)	644	129,940
Time Warner, Inc.	9,507	943,760
Tribune Media Co. Class A	2,533	92,606
Twenty-First Century Fox, Inc.:
Class A	9,113	278,311
Class B	3,216	96,030
Viacom, Inc.:
Class A	477	21,274
Class B (non-vtg.)	1,044	44,433
		3,676,757
Multiline Retail - 0.4%
Dillard's, Inc. Class A	712	39,423
JC Penney Corp., Inc. (a)(b)	10,520	56,598
Kohl's Corp.	5,928	231,370
Macy's, Inc.	10,684	312,186
Target Corp.	17,436	973,801
		1,613,378
Specialty Retail - 0.6%
AutoNation, Inc. (a)(b)	1,533	64,386
Bed Bath & Beyond, Inc.	4,771	184,876
Best Buy Co., Inc.	9,670	501,003
Burlington Stores, Inc. (a)	1,038	102,679
Cabela's, Inc. Class A (a)	1,640	89,544
CST Brands, Inc.	2,621	126,568
Dick's Sporting Goods, Inc.	756	38,216
Foot Locker, Inc.	409	31,632
GameStop Corp. Class A	3,470	78,734
Gap, Inc.	7,192	188,430
L Brands, Inc.	6,913	365,076
Michaels Companies, Inc. (a)	552	12,895
Murphy U.S.A., Inc. (a)	558	38,820
Penske Automotive Group, Inc.	1,409	67,223
Signet Jewelers Ltd.	157	10,337
Staples, Inc.	22,298	217,851
Tiffany & Co., Inc.	3,812	349,370
Urban Outfitters, Inc. (a)	512	11,715
		2,479,355
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	8,056	317,326
PVH Corp.	2,856	288,542
Ralph Lauren Corp.	1,853	149,574
		755,442

TOTAL CONSUMER DISCRETIONARY		18,068,303

CONSUMER STAPLES - 8.4%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	80	3,845
Class B (non-vtg.)	609	28,818
Molson Coors Brewing Co. Class B	6,051	580,230
PepsiCo, Inc.	6,609	748,668
The Coca-Cola Co.	34,566	1,491,523
		2,853,084
Food & Staples Retailing - 1.7%
CVS Health Corp.	2,181	179,802
Wal-Mart Stores, Inc.	53,755	4,041,301
Walgreens Boots Alliance, Inc.	24,075	2,083,451
Welbilt, Inc. (a)	2,714	55,637
Whole Foods Market, Inc. (b)	9,181	333,913
		6,694,104
Food Products - 1.9%
Archer Daniels Midland Co.	20,175	923,006
Bunge Ltd.	4,855	383,691
ConAgra Foods, Inc.	3,104	120,373
Flowers Foods, Inc.	326	6,393
Hormel Foods Corp.	1,412	49,533
Ingredion, Inc.	715	88,531
Kellogg Co.	701	49,771
Lamb Weston Holdings, Inc.	1,151	48,054
Mead Johnson Nutrition Co. Class A	4,184	371,204
Mondelez International, Inc.	53,004	2,386,770
Pilgrim's Pride Corp.	1,922	49,895
Pinnacle Foods, Inc.	3,946	229,460
Post Holdings, Inc. (a)	957	80,570
The Hain Celestial Group, Inc. (a)	984	36,398
The J.M. Smucker Co.	4,089	518,158
The Kraft Heinz Co.	18,315	1,655,493
TreeHouse Foods, Inc. (a)	1,365	119,574
Tyson Foods, Inc. Class A	5,411	347,711
		7,464,585
Household Products - 2.5%
Clorox Co.	706	94,385
Colgate-Palmolive Co.	25,114	1,809,213
Energizer Holdings, Inc.	1,519	89,970
Kimberly-Clark Corp.	1,855	240,686
Procter & Gamble Co.	90,528	7,905,810
		10,140,064
Personal Products - 0.1%
Coty, Inc. Class A	14,927	266,447
Edgewell Personal Care Co. (a)	2,041	145,911
Nu Skin Enterprises, Inc. Class A	1,281	70,750
		483,108
Tobacco - 1.5%
Philip Morris International, Inc.	48,991	5,430,162
Reynolds American, Inc.	11,134	718,143
		6,148,305

TOTAL CONSUMER STAPLES		33,783,250

ENERGY - 11.7%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	15,369	912,458
Diamond Offshore Drilling, Inc. (a)(b)	2,517	36,295
Dril-Quip, Inc. (a)	1,345	69,335
Ensco PLC Class A	10,248	80,857
Frank's International NV	922	8,390
Halliburton Co.	30,230	1,386,952
Helmerich & Payne, Inc. (b)	3,338	202,416
Nabors Industries Ltd.	10,081	104,238
National Oilwell Varco, Inc.	13,157	460,100
Noble Corp. (b)	8,904	42,739
Oceaneering International, Inc.	3,671	96,878
Patterson-UTI Energy, Inc.	5,443	117,814
Rowan Companies PLC (a)	4,690	65,988
RPC, Inc. (b)	2,217	40,283
Schlumberger Ltd.	49,438	3,588,704
Superior Energy Services, Inc. (a)	5,582	67,431
Transocean Ltd. (United States) (a)	11,780	129,933
Weatherford International PLC (a)(b)	34,110	196,815
		7,607,626
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	19,741	1,125,632
Antero Resources Corp. (a)	6,523	138,222
Apache Corp.	4,185	203,558
Cabot Oil & Gas Corp.	4,963	115,340
Cheniere Energy, Inc. (a)	6,928	314,185
Chesapeake Energy Corp. (a)(b)	19,007	99,977
Chevron Corp.	66,599	7,106,113
Cimarex Energy Co.	2,794	326,004
Concho Resources, Inc. (a)	4,977	630,387
ConocoPhillips Co.	44,045	2,110,196
CONSOL Energy, Inc. (a)	7,813	118,601
Continental Resources, Inc. (a)(b)	1,624	68,874
Devon Energy Corp.	16,812	663,906
Diamondback Energy, Inc. (a)	2,341	233,725
Energen Corp. (a)	3,312	172,191
EOG Resources, Inc.	17,239	1,594,608
EQT Corp.	5,979	347,619
Extraction Oil & Gas, Inc. (b)	1,616	25,290
Exxon Mobil Corp.	147,625	12,053,563
Gulfport Energy Corp. (a)	5,426	86,165
Hess Corp.	9,941	485,419
HollyFrontier Corp.	5,597	157,500
Kinder Morgan, Inc.	67,866	1,400,076
Kosmos Energy Ltd. (a)(b)	5,813	34,936
Laredo Petroleum, Inc. (a)	5,175	66,551
Marathon Oil Corp.	29,549	439,394
Marathon Petroleum Corp.	18,803	957,825
Murphy Oil Corp.	5,943	155,588
Newfield Exploration Co. (a)	5,245	181,582
Noble Energy, Inc.	15,568	503,313
Occidental Petroleum Corp.	26,891	1,654,872
Parsley Energy, Inc. Class A (a)	7,011	208,858
PBF Energy, Inc. Class A (b)	3,987	88,990
Phillips 66 Co.	16,120	1,282,507
Pioneer Natural Resources Co.	5,740	992,963
QEP Resources, Inc. (a)	8,161	96,381
Range Resources Corp.	7,053	186,834
Rice Energy, Inc. (a)	5,298	112,794
SM Energy Co.	3,504	79,155
Targa Resources Corp.	6,158	339,491
Tesoro Corp.	4,153	331,036
The Williams Companies, Inc.	21,863	669,664
Valero Energy Corp.	16,697	1,078,793
Whiting Petroleum Corp. (a)	7,276	60,391
World Fuel Services Corp.	2,353	86,661
WPX Energy, Inc. (a)	13,277	158,395
		39,344,125

TOTAL ENERGY		46,951,751

FINANCIALS - 26.0%
Banks - 12.1%
Associated Banc-Corp.	5,278	131,422
Bank of America Corp.	364,300	8,502,762
Bank of Hawaii Corp.	1,603	130,612
BankUnited, Inc.	3,485	122,986
BB&T Corp.	28,609	1,235,337
BOK Financial Corp.	794	66,926
CIT Group, Inc.	6,861	317,733
Citigroup, Inc.	98,310	5,812,087
Citizens Financial Group, Inc.	10,843	398,047
Comerica, Inc.	6,060	428,442
Commerce Bancshares, Inc.	3,070	168,697
Cullen/Frost Bankers, Inc.	1,886	178,020
East West Bancorp, Inc.	5,069	275,095
Fifth Third Bancorp	26,988	659,317
First Hawaiian, Inc.	918	27,329
First Horizon National Corp.	8,466	155,351
First Republic Bank	1,151	106,421
Huntington Bancshares, Inc.	37,461	481,748
JPMorgan Chase & Co.	128,898	11,214,126
KeyCorp	37,682	687,320
M&T Bank Corp.	5,262	817,767
PacWest Bancorp	4,075	201,264
Peoples United Financial, Inc.	11,191	195,507
PNC Financial Services Group, Inc.	17,602	2,107,840
Popular, Inc.	3,470	145,428
Regions Financial Corp.	44,366	610,033
Signature Bank (a)	816	112,975
SunTrust Banks, Inc.	17,597	999,686
SVB Financial Group (a)	465	81,812
Synovus Financial Corp.	4,549	190,148
TCF Financial Corp.	5,743	94,817
U.S. Bancorp	57,818	2,964,907
Wells Fargo & Co.	161,822	8,712,496
Western Alliance Bancorp. (a)	1,453	69,599
Zions Bancorporation	7,160	286,615
		48,690,672
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	278	46,034
Ameriprise Financial, Inc.	3,564	455,657
Bank of New York Mellon Corp.	36,897	1,736,373
BlackRock, Inc. Class A	4,402	1,692,877
Charles Schwab Corp.	8,497	330,108
CME Group, Inc.	11,903	1,383,010
E*TRADE Financial Corp. (a)	9,686	334,651
Franklin Resources, Inc.	13,037	562,025
Goldman Sachs Group, Inc.	13,678	3,061,136
Interactive Brokers Group, Inc.	2,091	72,830
IntercontinentalExchange, Inc.	10,755	647,451
Invesco Ltd.	12,065	397,421
Lazard Ltd. Class A	3,789	162,700
Legg Mason, Inc.	3,591	134,232
LPL Financial	2,526	106,193
Moody's Corp.	650	76,908
Morgan Stanley	50,358	2,184,026
Northern Trust Corp.	7,234	651,060
Raymond James Financial, Inc.	4,469	333,030
State Street Corp.	14,053	1,179,047
T. Rowe Price Group, Inc.	1,971	139,724
TD Ameritrade Holding Corp.	1,013	38,768
The NASDAQ OMX Group, Inc.	3,899	268,524
Thomson Reuters Corp.	10,540	478,954
		16,472,739
Consumer Finance - 1.4%
Ally Financial, Inc.	15,341	303,752
American Express Co.	27,082	2,146,249
Capital One Financial Corp.	16,939	1,361,557
Discover Financial Services	9,153	572,886
Navient Corp.	10,408	158,202
OneMain Holdings, Inc. (a)	2,001	46,663
Santander Consumer U.S.A. Holdings, Inc. (a)	4,105	52,298
SLM Corp. (a)	14,768	185,191
Synchrony Financial	29,474	819,377
		5,646,175
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	66,892	11,051,227
Donnelley Financial Solutions, Inc. (a)	219	4,866
Leucadia National Corp.	11,645	295,667
Valvoline, Inc. (b)	993	22,094
Voya Financial, Inc.	6,732	251,642
		11,625,496
Insurance - 5.1%
AFLAC, Inc.	14,171	1,061,124
Alleghany Corp. (a)	519	316,953
Allied World Assurance Co. Holdings AG	3,078	163,411
Allstate Corp.	13,214	1,074,166
American Financial Group, Inc.	2,365	230,138
American International Group, Inc.	36,157	2,202,323
American National Insurance Co.	193	22,566
AmTrust Financial Services, Inc. (b)	2,959	47,492
Arch Capital Group Ltd. (a)	4,042	391,953
Arthur J. Gallagher & Co.	2,020	112,736
Aspen Insurance Holdings Ltd.	2,113	110,616
Assurant, Inc.	1,948	187,476
Assured Guaranty Ltd.	4,266	162,663
Athene Holding Ltd.	1,008	53,736
Axis Capital Holdings Ltd.	2,933	193,285
Brown & Brown, Inc.	3,986	170,999
Chubb Ltd.	16,473	2,260,919
Cincinnati Financial Corp.	5,219	376,238
CNA Financial Corp.	985	44,581
Erie Indemnity Co. Class A	248	30,707
Everest Re Group Ltd.	1,467	369,259
First American Financial Corp.	3,677	159,619
FNF Group	9,199	376,699
Hanover Insurance Group, Inc.	1,434	126,579
Hartford Financial Services Group, Inc.	13,464	651,119
Lincoln National Corp.	6,167	406,590
Loews Corp.	9,863	459,813
Markel Corp. (a)	478	463,469
Mercury General Corp.	1,027	63,150
MetLife, Inc.	32,796	1,699,161
Old Republic International Corp.	8,370	173,092
Principal Financial Group, Inc.	9,374	610,529
ProAssurance Corp.	1,793	110,987
Progressive Corp.	18,578	737,918
Prudential Financial, Inc.	15,607	1,670,417
Reinsurance Group of America, Inc.	2,208	276,088
RenaissanceRe Holdings Ltd.	1,458	207,284
The Travelers Companies, Inc.	10,298	1,252,855
Torchmark Corp.	4,150	318,347
Unum Group	8,288	383,983
Validus Holdings Ltd.	2,742	151,578
W.R. Berkley Corp.	3,303	224,538
White Mountains Insurance Group Ltd.	144	123,687
XL Group Ltd.	6,107	255,578
		20,486,421
Mortgage Real Estate Investment Trusts - 0.3%
Agnc Investment Corp.	11,408	240,367
Annaly Capital Management, Inc.	35,354	417,531
Chimera Investment Corp.	6,365	129,591
MFA Financial, Inc.	13,752	114,279
Starwood Property Trust, Inc.	8,759	198,742
Two Harbors Investment Corp.	12,818	128,052
		1,228,562
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	16,398	217,929
TFS Financial Corp.	1,701	28,135
		246,064

TOTAL FINANCIALS		104,396,129

HEALTH CARE - 10.8%
Biotechnology - 0.1%
Alnylam Pharmaceuticals, Inc. (a)(b)	322	17,259
Juno Therapeutics, Inc. (a)(b)	159	3,965
Opko Health, Inc. (a)(b)	707	5,493
United Therapeutics Corp. (a)	1,110	139,527
		166,244
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	54,832	2,392,868
Alere, Inc. (a)	2,442	120,073
Baxter International, Inc.	15,817	880,691
Danaher Corp.	15,714	1,309,448
Dentsply Sirona, Inc.	8,107	512,687
Hill-Rom Holdings, Inc.	109	8,245
Medtronic PLC	49,648	4,125,252
Teleflex, Inc.	1,234	255,302
The Cooper Companies, Inc.	379	75,925
Zimmer Biomet Holdings, Inc.	3,027	362,181
		10,042,672
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. (a)(b)	1,755	76,483
Aetna, Inc.	7,939	1,072,321
Anthem, Inc.	6,756	1,201,825
Brookdale Senior Living, Inc. (a)	6,772	87,968
Cardinal Health, Inc.	822	59,669
Centene Corp. (a)	1,526	113,534
Cigna Corp.	5,959	931,809
DaVita HealthCare Partners, Inc. (a)	3,558	245,538
Envision Healthcare Corp. (a)	1,261	70,654
Express Scripts Holding Co. (a)	2,424	148,688
HCA Holdings, Inc. (a)	3,500	294,735
Humana, Inc.	296	65,706
Laboratory Corp. of America Holdings (a)	1,991	279,039
LifePoint Hospitals, Inc. (a)	1,322	82,162
MEDNAX, Inc. (a)	984	59,394
Premier, Inc. (a)	1,294	43,737
Quest Diagnostics, Inc.	4,989	526,389
Universal Health Services, Inc. Class B	2,232	269,536
Wellcare Health Plans, Inc. (a)	160	24,546
		5,653,733
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	6,706	80,271
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	8,520	469,026
Bio-Rad Laboratories, Inc. Class A (a)	716	156,274
PerkinElmer, Inc.	2,952	175,378
QIAGEN NV	7,740	232,897
Quintiles Transnational Holdings, Inc. (a)	975	82,173
Thermo Fisher Scientific, Inc.	7,551	1,248,407
VWR Corp. (a)	2,716	76,754
		2,440,909
Pharmaceuticals - 6.2%
Allergan PLC	4,814	1,173,942
Endo International PLC (a)	7,566	86,025
Johnson & Johnson	80,426	9,930,198
Mallinckrodt PLC (a)	3,766	176,701
Merck & Co., Inc.	98,120	6,115,820
Mylan N.V. (a)	11,259	420,524
Patheon NV	353	9,499
Perrigo Co. PLC (b)	4,777	353,211
Pfizer, Inc.	197,926	6,713,650
		24,979,570

TOTAL HEALTH CARE		43,363,399

INDUSTRIALS - 10.1%
Aerospace & Defense - 1.7%
Arconic, Inc.	15,346	419,406
General Dynamics Corp.	5,033	975,345
Huntington Ingalls Industries, Inc.	294	59,062
L3 Technologies, Inc.	2,676	459,657
Orbital ATK, Inc.	1,996	197,604
Raytheon Co.	6,452	1,001,415
Spirit AeroSystems Holdings, Inc. Class A	2,011	114,949
Textron, Inc.	6,566	306,370
United Technologies Corp.	27,595	3,283,529
		6,817,337
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	1,979	111,002
Airlines - 0.6%
Alaska Air Group, Inc.	754	64,158
American Airlines Group, Inc.	18,680	796,142
Copa Holdings SA Class A	1,070	124,569
Delta Air Lines, Inc.	5,661	257,236
JetBlue Airways Corp. (a)	10,332	225,548
Spirit Airlines, Inc. (a)	2,444	139,968
United Continental Holdings, Inc. (a)	11,217	787,546
		2,395,167
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	1,624	75,922
Johnson Controls International PLC	25,624	1,065,190
Lennox International, Inc.	159	26,297
Masco Corp.	4,196	155,336
Owens Corning	4,061	247,112
USG Corp. (a)	3,233	97,960
		1,667,817
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	1,582	91,930
LSC Communications, Inc.	186	4,812
R.R. Donnelley & Sons Co.	581	7,307
Republic Services, Inc.	8,249	519,605
Stericycle, Inc. (a)	117	9,985
Waste Management, Inc.	2,834	206,259
		839,898
Construction & Engineering - 0.2%
AECOM (a)	5,194	177,687
Chicago Bridge & Iron Co. NV (b)	3,594	108,108
Fluor Corp.	4,806	246,644
Jacobs Engineering Group, Inc.	4,214	231,433
KBR, Inc.	5,246	73,706
Quanta Services, Inc. (a)	3,745	132,723
Valmont Industries, Inc.	194	29,556
		999,857
Electrical Equipment - 0.9%
AMETEK, Inc.	6,504	372,029
Eaton Corp. PLC	16,329	1,235,126
Emerson Electric Co.	19,159	1,154,905
Fortive Corp.	7,804	493,681
Hubbell, Inc. Class B	746	84,395
Regal Beloit Corp.	1,578	124,425
Rockwell Automation, Inc.	936	147,280
		3,611,841
Industrial Conglomerates - 2.0%
Carlisle Companies, Inc.	1,543	156,445
General Electric Co.	248,666	7,208,827
ITT, Inc.	3,067	129,213
Roper Technologies, Inc.	1,697	371,134
		7,865,619
Machinery - 2.2%
AGCO Corp.	2,453	156,967
Allison Transmission Holdings, Inc.	4,996	193,245
Caterpillar, Inc.	19,802	2,024,953
Colfax Corp. (a)	3,635	147,108
Crane Co.	1,647	131,612
Cummins, Inc.	5,571	840,887
Deere & Co.	8,432	941,096
Donaldson Co., Inc.	248	11,477
Dover Corp.	5,403	426,189
Flowserve Corp.	1,928	98,077
IDEX Corp.	186	19,485
Ingersoll-Rand PLC	4,460	395,825
Lincoln Electric Holdings, Inc.	789	70,245
Oshkosh Corp.	2,498	173,336
PACCAR, Inc.	11,006	734,430
Parker Hannifin Corp.	4,715	758,172
Pentair PLC	5,849	377,319
Snap-On, Inc.	517	86,613
Stanley Black & Decker, Inc.	4,596	625,745
Terex Corp.	3,630	126,977
Timken Co.	2,372	114,449
Trinity Industries, Inc.	5,289	142,274
Xylem, Inc.	3,203	164,666
		8,761,147
Marine - 0.0%
Kirby Corp. (a)	1,818	128,351
Professional Services - 0.1%
Dun & Bradstreet Corp.	803	88,017
Manpower, Inc.	2,290	231,244
Nielsen Holdings PLC	2,707	111,339
		430,600
Road & Rail - 1.6%
AMERCO	87	32,578
CSX Corp.	33,775	1,717,121
Genesee & Wyoming, Inc. Class A (a)	2,222	150,563
Kansas City Southern	3,758	338,483
Norfolk Southern Corp.	10,475	1,230,708
Old Dominion Freight Lines, Inc.	988	87,458
Ryder System, Inc.	1,874	127,263
Union Pacific Corp.	25,134	2,814,003
		6,498,177
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	1,745	66,554
Herc Holdings, Inc. (a)	797	36,240
MSC Industrial Direct Co., Inc. Class A	848	75,921
United Rentals, Inc. (a)	482	52,856
WESCO International, Inc. (a)	1,816	110,685
		342,256
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	2,568	208,958

TOTAL INDUSTRIALS		40,678,027

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 2.0%
Arris International PLC (a)	5,308	137,955
Brocade Communications Systems, Inc.	14,019	176,219
Cisco Systems, Inc.	178,157	6,069,809
EchoStar Holding Corp. Class A (a)	1,640	94,398
Harris Corp.	4,340	485,603
Juniper Networks, Inc.	13,015	391,361
Motorola Solutions, Inc.	5,164	443,949
		7,799,294
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	3,241	228,491
Avnet, Inc.	4,690	181,456
Corning, Inc.	34,048	982,285
Dell Technologies, Inc. (a)	6,752	453,127
Dolby Laboratories, Inc. Class A	1,896	99,976
Fitbit, Inc. (a)	605	3,461
FLIR Systems, Inc.	4,726	173,586
IPG Photonics Corp. (a)	171	21,601
Jabil Circuit, Inc.	6,476	187,934
Keysight Technologies, Inc. (a)	6,087	227,836
National Instruments Corp.	834	29,115
Trimble, Inc. (a)	1,910	67,671
Zebra Technologies Corp. Class A (a)	394	37,142
		2,693,681
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	724	44,121
CommerceHub, Inc.:
Series A (a)	355	5,680
Series C (a)	697	11,096
IAC/InterActiveCorp (a)	623	51,715
Nutanix, Inc. Class A (a)	82	1,246
Pandora Media, Inc. (a)(b)	802	8,702
Twilio, Inc. Class A (b)	107	3,536
Twitter, Inc. (a)(b)	2,805	46,226
Yahoo!, Inc. (a)	30,564	1,473,490
Yelp, Inc. (a)	494	17,493
Zillow Group, Inc.:
Class A (a)	522	20,092
Class C (a)(b)	1,267	49,413
		1,732,810
IT Services - 0.8%
Amdocs Ltd.	5,143	314,957
Booz Allen Hamilton Holding Corp. Class A	171	6,144
Conduent, Inc. (a)	6,947	113,306
CoreLogic, Inc. (a)	1,371	58,597
DXC Technology Co. (a)	10,195	768,091
Fidelity National Information Services, Inc.	4,877	410,595
IBM Corp.	9,712	1,556,736
Leidos Holdings, Inc.	2,212	116,484
		3,344,910
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	11,899	906,704
Applied Materials, Inc.	10,965	445,289
Cree, Inc. (a)	2,362	51,681
Cypress Semiconductor Corp.	10,718	150,159
First Solar, Inc. (a)(b)	2,693	79,578
Intel Corp.	152,109	5,498,740
Lam Research Corp.	1,108	160,494
Marvell Technology Group Ltd.	13,949	209,514
Micron Technology, Inc. (a)	36,704	1,015,600
ON Semiconductor Corp. (a)	12,774	181,135
Qorvo, Inc. (a)	4,018	273,345
Qualcomm, Inc.	41,240	2,216,238
Skyworks Solutions, Inc.	585	58,348
SunPower Corp. (a)(b)	1,841	12,777
Teradyne, Inc.	7,583	267,452
Versum Materials, Inc.	330	10,567
Xilinx, Inc.	6,035	380,869
		11,918,490
Software - 1.6%
ANSYS, Inc. (a)	2,311	254,580
Autodesk, Inc. (a)	1,331	119,883
CA Technologies, Inc.	10,093	331,353
FireEye, Inc. (a)(b)	4,346	54,368
Nuance Communications, Inc. (a)	2,175	38,911
Oracle Corp.	94,463	4,247,056
Parametric Technology Corp. (a)	2,273	122,856
SS&C Technologies Holdings, Inc.	352	12,932
Symantec Corp.	18,613	588,729
Synopsys, Inc. (a)	4,867	358,698
VMware, Inc. Class A (a)	1,944	182,969
Zynga, Inc. (a)	25,512	73,730
		6,386,065
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	16,261	2,335,893
Hewlett Packard Enterprise Co.	61,396	1,143,807
HP, Inc.	61,398	1,155,510
NetApp, Inc.	9,455	376,782
Western Digital Corp.	10,038	894,085
Xerox Corp.	34,867	250,694
		6,156,771

TOTAL INFORMATION TECHNOLOGY		40,032,021

MATERIALS - 2.9%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	837	117,599
Albemarle Corp. U.S.	3,904	425,185
Ashland Global Holdings, Inc.	2,185	269,848
Cabot Corp.	2,297	138,256
Celanese Corp. Class A	4,733	411,960
CF Industries Holdings, Inc.	8,096	216,487
Eastman Chemical Co.	5,195	414,301
FMC Corp.	948	69,422
Huntsman Corp.	6,769	167,668
LyondellBasell Industries NV Class A	6,568	556,704
Monsanto Co.	5,389	628,411
NewMarket Corp.	33	15,533
Platform Specialty Products Corp. (a)	6,915	97,986
Praxair, Inc.	1,280	159,974
The Dow Chemical Co.	39,824	2,500,947
The Mosaic Co.	12,170	327,738
The Scotts Miracle-Gro Co. Class A	90	8,694
W.R. Grace & Co.	1,247	86,941
Westlake Chemical Corp.	1,281	79,742
		6,693,396
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	230	50,644
Vulcan Materials Co.	346	41,824
		92,468
Containers & Packaging - 0.5%
Aptargroup, Inc.	1,603	128,721
Avery Dennison Corp.	131	10,901
Bemis Co., Inc.	2,744	123,288
Graphic Packaging Holding Co.	3,825	51,944
International Paper Co.	14,679	792,226
Sonoco Products Co.	3,400	177,854
WestRock Co.	8,745	468,382
		1,753,316
Metals & Mining - 0.7%
Alcoa Corp.	5,061	170,708
Compass Minerals International, Inc. (b)	1,308	86,328
Freeport-McMoRan, Inc. (a)	36,231	461,945
Newmont Mining Corp.	18,629	629,846
Nucor Corp.	11,210	687,509
Reliance Steel & Aluminum Co.	2,455	193,503
Royal Gold, Inc.	2,109	149,064
Southern Copper Corp.	1,768	62,534
Steel Dynamics, Inc.	6,888	248,932
Tahoe Resources, Inc.	10,873	88,096
United States Steel Corp.	5,315	118,631
		2,897,096
Paper & Forest Products - 0.0%
Domtar Corp.	2,249	89,173

TOTAL MATERIALS		11,525,449

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	2,747	309,065
American Campus Communities, Inc.	4,487	212,639
American Homes 4 Rent Class A	5,758	132,722
Apartment Investment & Management Co. Class A	5,375	235,103
Apple Hospitality (REIT), Inc.	6,104	114,328
AvalonBay Communities, Inc.	4,814	913,890
Boston Properties, Inc.	4,447	562,990
Brandywine Realty Trust (SBI)	6,165	104,620
Brixmor Property Group, Inc.	6,782	133,945
Camden Property Trust (SBI)	2,947	242,627
Care Capital Properties, Inc.	2,754	74,000
Colony NorthStar, Inc.	12,521	163,649
Columbia Property Trust, Inc.	4,535	102,038
Communications Sales & Leasing, Inc.	4,132	113,465
Corporate Office Properties Trust (SBI)	3,373	110,432
Corrections Corp. of America	4,080	140,556
Crown Castle International Corp.	1,433	135,562
CubeSmart	2,132	54,025
CyrusOne, Inc.	433	23,659
DCT Industrial Trust, Inc.	3,335	168,618
DDR Corp.	11,481	124,110
Digital Realty Trust, Inc.	1,655	190,060
Douglas Emmett, Inc.	4,767	179,573
Duke Realty Corp.	11,998	332,705
Empire State Realty Trust, Inc.	2,042	42,474
EPR Properties	2,265	164,688
Equity Commonwealth (a)	4,491	143,667
Equity Residential (SBI)	12,547	810,285
Essex Property Trust, Inc.	1,327	324,412
Forest City Realty Trust, Inc. Class A	7,936	179,354
General Growth Properties, Inc.	20,037	433,000
HCP, Inc.	16,323	511,726
Healthcare Trust of America, Inc.	1,035	33,006
Highwoods Properties, Inc. (SBI)	3,517	178,945
Hospitality Properties Trust (SBI)	5,713	181,845
Host Hotels & Resorts, Inc.	25,697	461,261
Kilroy Realty Corp.	3,303	232,961
Kimco Realty Corp.	14,259	289,315
Liberty Property Trust (SBI)	4,986	202,282
Life Storage, Inc.	589	46,172
Mid-America Apartment Communities, Inc.	3,935	390,391
National Retail Properties, Inc.	5,076	214,309
Omega Healthcare Investors, Inc.	4,233	139,689
Outfront Media, Inc.	3,923	102,626
Paramount Group, Inc.	6,680	109,552
Piedmont Office Realty Trust, Inc. Class A	5,444	118,951
Prologis, Inc.	18,785	1,022,092
Quality Care Properties, Inc. (a)	3,218	55,832
Rayonier, Inc.	4,160	117,395
Realty Income Corp.	9,473	552,750
Regency Centers Corp.	4,350	274,833
Retail Properties America, Inc.	8,515	113,590
SBA Communications Corp. Class A (a)	1,566	198,083
Senior Housing Properties Trust (SBI)	7,568	162,863
Simon Property Group, Inc.	1,000	165,260
SL Green Realty Corp.	3,384	355,083
Spirit Realty Capital, Inc.	16,229	152,877
Store Capital Corp.	5,802	139,190
Sun Communities, Inc.	2,444	204,343
Tanger Factory Outlet Centers, Inc.	380	11,852
Taubman Centers, Inc.	1,117	69,868
The Macerich Co.	5,064	316,146
UDR, Inc.	9,185	342,968
Ventas, Inc.	8,107	518,929
VEREIT, Inc.	33,567	280,956
Vornado Realty Trust	6,007	578,114
Weingarten Realty Investors (SBI)	4,146	135,864
Welltower, Inc.	12,897	921,362
Weyerhaeuser Co.	26,582	900,332
WP Carey, Inc.	3,762	235,501
		18,011,375
Real Estate Management & Development - 0.1%
Howard Hughes Corp. (a)	1,299	159,920
Invitation Homes, Inc.	2,852	61,461
Jones Lang LaSalle, Inc.	1,551	178,148
Realogy Holdings Corp.	4,969	151,803
		551,332

TOTAL REAL ESTATE		18,562,707

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	218,169	8,646,037
CenturyLink, Inc. (b)	18,747	481,235
Frontier Communications Corp. (b)	40,185	75,548
Level 3 Communications, Inc. (a)	10,217	620,785
Verizon Communications, Inc.	72,405	3,324,114
		13,147,719
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	26,330	237,760
T-Mobile U.S., Inc. (a)	3,806	256,030
Telephone & Data Systems, Inc.	3,434	94,298
U.S. Cellular Corp. (a)	352	13,791
		601,879

TOTAL TELECOMMUNICATION SERVICES		13,749,598

UTILITIES - 6.3%
Electric Utilities - 3.8%
Alliant Energy Corp.	8,077	317,588
American Electric Power Co., Inc.	17,522	1,188,517
Duke Energy Corp.	24,311	2,005,658
Edison International	11,167	893,025
Entergy Corp.	6,595	502,935
Eversource Energy	11,092	658,865
Exelon Corp.	31,519	1,091,503
FirstEnergy Corp.	15,004	449,220
Great Plains Energy, Inc.	7,574	224,115
Hawaiian Electric Industries, Inc.	3,781	126,739
NextEra Energy, Inc.	16,283	2,174,757
OGE Energy Corp.	6,898	239,912
PG&E Corp.	17,570	1,178,069
Pinnacle West Capital Corp.	3,841	326,831
PPL Corp.	23,853	909,038
Southern Co.	35,154	1,750,669
Westar Energy, Inc.	4,940	257,028
Xcel Energy, Inc.	17,978	809,909
		15,104,378
Gas Utilities - 0.2%
Atmos Energy Corp.	3,499	283,489
National Fuel Gas Co.	2,698	149,415
UGI Corp.	6,012	301,562
		734,466
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	12,089	123,308
NRG Energy, Inc.	10,926	184,649
The AES Corp.	23,609	267,018
		574,975
Multi-Utilities - 2.0%
Ameren Corp.	8,552	467,709
Avangrid, Inc.	1,981	86,174
CenterPoint Energy, Inc.	15,107	431,003
CMS Energy Corp.	10,370	470,798
Consolidated Edison, Inc.	10,777	854,401
Dominion Resources, Inc.	20,426	1,581,585
DTE Energy Co.	6,332	662,264
MDU Resources Group, Inc.	6,753	181,656
NiSource, Inc.	11,386	276,111
Public Service Enterprise Group, Inc.	18,083	796,556
SCANA Corp.	4,601	305,092
Sempra Energy	8,800	994,576
Vectren Corp.	2,843	168,931
WEC Energy Group, Inc.	11,118	672,861
		7,949,717
Water Utilities - 0.2%
American Water Works Co., Inc.	6,215	495,708
Aqua America, Inc.	6,354	210,254
		705,962

TOTAL UTILITIES		25,069,498

TOTAL COMMON STOCKS
(Cost $377,121,063)		396,180,132

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.85% (c)	7,294,951	7,296,410
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	3,089,561	3,089,870
TOTAL MONEY MARKET FUNDS
(Cost $10,386,280)		10,386,280
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $387,507,343)		406,566,412
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(5,132,467)
NET ASSETS - 100%		$401,433,945

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
34 CME E-mini S&P 500 Index Contracts (United States)	June 2017	4,046,850	$(5,427)

The face value of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,331
Fidelity Securities Lending Cash Central Fund	2,136
Total	$25,467

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(5,427)
Total Equity Risk	0	(5,427)
Total Value of Derivatives	$0	$(5,427)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value (including securities loaned of $2,994,848) — See accompanying schedule: Unaffiliated issuers (cost $377,121,063)	$396,180,132
Fidelity Central Funds (cost $10,386,280)	10,386,280
Total Investments (cost $387,507,343)		$406,566,412
Segregated cash with brokers for derivative instruments		130,000
Receivable for fund shares sold		2,246,962
Dividends receivable		485,577
Distributions receivable from Fidelity Central Funds		4,779
Total assets		409,433,730
Liabilities
Payable for investments purchased	$4,617,651
Payable for fund shares redeemed	261,398
Accrued management fee	17,067
Payable for daily variation margin for derivative instruments	7,756
Other affiliated payables	5,855
Collateral on securities loaned	3,090,058
Total liabilities		7,999,785
Net Assets		$401,433,945
Net Assets consist of:
Paid in capital		$381,487,363
Undistributed net investment income		2,466,521
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,573,581)
Net unrealized appreciation (depreciation) on investments		19,053,642
Net Assets		$401,433,945
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,520,258 ÷ 223,389 shares)		$11.28
Premium Class:
Net Asset Value, offering price and redemption price per share ($228,015,680 ÷ 20,200,396 shares)		$11.29
Institutional Class:
Net Asset Value, offering price and redemption price per share ($168,468,525 ÷ 14,924,355 shares)		$11.29
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,429,482 ÷ 215,224 shares)		$11.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 7, 2016 (commencement of operations) to April 30, 2017
Investment Income
Dividends		$3,696,034
Interest		39
Income from Fidelity Central Funds		25,467
Total income		3,721,540
Expenses
Management fee	$81,213
Transfer agent fees	28,373
Independent trustees' fees and expenses	503
Interest	1,956
Miscellaneous	76
Total expenses before reductions	112,121
Expense reductions	(56)	112,065
Net investment income (loss)		3,609,475
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,710,316)
Fidelity Central Funds	(2,762)
Foreign currency transactions	(1,787)
Futures contracts	134,360
Total net realized gain (loss)		(1,580,505)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,059,069
Futures contracts	(5,427)
Total change in net unrealized appreciation (depreciation)		19,053,642
Net gain (loss)		17,473,137
Net increase (decrease) in net assets resulting from operations		$21,082,612

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 7, 2016 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,609,475
Net realized gain (loss)	(1,580,505)
Change in net unrealized appreciation (depreciation)	19,053,642
Net increase (decrease) in net assets resulting from operations	21,082,612
Distributions to shareholders from net investment income	(1,136,207)
Share transactions - net increase (decrease)	381,487,540
Total increase (decrease) in net assets	401,433,945
Net Assets
Beginning of period	–
End of period	$401,433,945
Other Information
Undistributed net investment income end of period	$2,466,521

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Investor Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.22
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.33
Distributions from net investment income	(.05)
Total distributions	(.05)
Net asset value, end of period	$11.28
Total ReturnC,D	13.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	.21%G
Expenses net of fee waivers, if any	.21%G
Expenses net of all reductions	.21%G
Net investment income (loss)	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,520
Portfolio turnover rateH	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Premium Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.24
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.35
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$11.29
Total ReturnC,D	13.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G
Expenses net of fee waivers, if any	.07%G
Expenses net of all reductions	.07%G
Net investment income (loss)	2.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$228,016
Portfolio turnover rateH	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Institutional Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.24
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.35
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$11.29
Total ReturnC,D	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$168,469
Portfolio turnover rateH	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Institutional Premium Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.23
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.35
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$11.29
Total ReturnC,D	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G
Expenses net of fee waivers, if any	.05%G
Expenses net of all reductions	.05%G
Net investment income (loss)	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,429
Portfolio turnover rateH	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from Underlying Funds, foreign currency transactions, futures contracts, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$26,519,391
Gross unrealized depreciation	(9,447,906)
Net unrealized appreciation (depreciation) on securities	$17,071,485
Tax Cost	$389,494,927

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,721,073
Undistributed long-term capital gain	$154,024
Net unrealized appreciation (depreciation) on securities and other investments	$17,071,485

The tax character of distributions paid was as follows:

April 30, 2017(a)
Ordinary Income	$1,136,207

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $134,360 and a change in net unrealized appreciation (depreciation) of $(5,427) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $416,894,405 and $37,380,273, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective July 1, 2016, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.21%
Premium Class	.07%
Institutional Class	.06%
Institutional Premium Class	.05%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .22%, .08%, .07% and .06% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .16%, .02% and .01% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to July 1, 2016, Investor Class, Premium Class, Institutional Class and Institutional Premium Class paid a portion of the transfer agent fees at an annual rate of .17%, .03%, .02% and .01%, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$2,282.16
Premium Class	20,105.02
Institutional Class	5,982.01
Institutional Premium Class	4	–(b)
	$28,373

(a) Annualized

(b) Amount less than .005%

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$32,448,500	1.08%	$1,956

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $76 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,136.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $56.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended April 30, 2017(a)
From net investment income
Investor Class	$6,249
Premium Class	664,453
Institutional Class	461,499
Institutional Premium Class	4,006
Total	$1,136,207

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended April 30, 2017(a)	Year ended April 30, 2017(a)
Investor Class
Shares sold	950,127	$10,175,400
Reinvestment of distributions	553	6,116
Shares redeemed	(727,291)	(7,821,910)
Net increase (decrease)	223,389	$2,359,606
Premium Class
Shares sold	26,041,126	$281,492,716
Reinvestment of distributions	56,111	620,583
Shares redeemed	(5,896,841)	(66,092,508)
Net increase (decrease)	20,200,396	$216,020,791
Institutional Class
Shares sold	16,471,333	$177,908,644
Reinvestment of distributions	24,263	268,345
Shares redeemed	(1,571,241)	(17,403,942)
Net increase (decrease)	14,924,355	$160,773,047
Institutional Premium Class
Shares sold	215,112	$2,332,876
Reinvestment of distributions	362	4,006
Shares redeemed	(250)	(2,786)
Net increase (decrease)	215,224	$2,334,096

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Value Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Value Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2017, and the related statements of operations, changes in net assets, and the financial highlights for the period from June 7, 2016 (commencement of operations) to April 30, 2017. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Large Cap Value Index Fund as of April 30, 2017, and the results of its operations, changes in its net assets, and the financial highlights for the period from June 7, 2016 (commencement of operations) to April 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 16, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 248 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Investor Class	.21%
Actual		$1,000.00	$1,116.10	$1.10
Hypothetical-C		$1,000.00	$1,023.75	$1.05
Premium Class	.07%
Actual		$1,000.00	$1,116.80	$.37
Hypothetical-C		$1,000.00	$1,024.45	$.35
Institutional Class	.06%
Actual		$1,000.00	$1,116.90	$.31
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Premium Class	.05%
Actual		$1,000.00	$1,117.00	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Large Cap Value Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains

Investor Class	06/12/17	06/09/17	$0.04600	$0.010
Premium Class	06/12/17	06/09/17	$0.05302	$0.010
Institutional Class	06/12/17	06/09/17	$0.05352	$0.010
Institutional Premium	06/12/17	06/09/17	$0.05402	$0.010

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2017, $154,024, or, if subsequently determined to be different, the net capital gain of such year.

Investor Class designates 100%; Premium class designates 85%; Institutional class designates 84% and Institutional Premium Class designates 83% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor class designates 100%; Premium Class designates 94%; Institutional Class designates 93% and Institutional Premium Class designates 92% of each dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

LC2-ANN-0617
1.9879607.100

Fidelity® Large Cap Growth Index Fund Institutional Class and Institutional Premium Class Annual Report April 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® Large Cap Growth Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Index Fund - Institutional Class on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$11,633	Fidelity® Large Cap Growth Index Fund - Institutional Class
$11,645	Russell 1000® Growth Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 17.92% for the year ending April 30, 2017, rising sharply following the November election and continuing to gain ground through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act , and were relatively flat through April 30. In a stark reversal from 2016, growth-oriented stocks topped their value counterparts through the first third of 2017. Sector-wise, information technology (+35%) fared best, anchored by twin rallies in the June 2016 and March 2017 quarters as growth regained favor. Financials (+27%) also handily outperformed, riding an uptick in bond yields and a surge in banks, particularly post-election. Industrials (+19%) and materials (+16%) did well amid a call for increased infrastructure spending and a rise in commodity prices, respectively. Conversely, consumer staples (+9%), real estate (+5%) and telecommunication services (0%) were held back amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of one or two additional interest rate hikes later in 2017. Energy (+2%) also struggled this period.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  From inception on June 7, 2016, through April 30, 2017, the fund’s share classes rose about 16%, in line with the 16.45% gain of the Russell 1000® Growth Index. In a strong market, every index sector but energy (-5%) and telecom services (-1%) gained ground. Technology (+28%) led the way this period, with Apple notably contributing amid strong quarterly earnings and growth in iPhone® sales. Other winners included software company Microsoft; social-networking leader Facebook; and Alphabet, parent company of internet search giant Google. Elsewhere, mega e-tailer Amazon.com rode continued strong financial results, and health insurance provider UnitedHealth Group also shined. In contrast, several drug manufacturers, as well as companies tied to the pharma industry, struggled this period, held back by growing pricing pressure. Drug makers Bristol-Myers Squibb and Gilead Sciences, pharmacy benefit managers CVS Health and Express Scripts, and drug distribution company McKesson all meaningfully lagged the Russell index. Outside health care, mall owner Simon Property Group struggled, as investors worried about the health of the brick-and-mortar retail industry amid a continued shift to online shopping.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.1	5.5
Microsoft Corp.	4.4	4.4
Amazon.com, Inc.	3.1	3.0
Facebook, Inc. Class A	2.9	2.9
Alphabet, Inc. Class A	2.3	2.3
Alphabet, Inc. Class C	2.3	2.3
Home Depot, Inc.	1.7	1.5
The Walt Disney Co.	1.6	1.5
Comcast Corp. Class A	1.5	1.3
Visa, Inc. Class A	1.5	1.5
	27.4

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.6	32.2
Consumer Discretionary	20.8	20.3
Health Care	15.7	15.7
Industrials	10.4	10.5
Consumer Staples	8.9	9.7
Materials	3.5	3.5
Financials	2.8	2.7
Real Estate	2.7	2.8
Telecommunication Services	0.9	1.2
Energy	0.5	0.6

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 3.0%

As of October 31, 2016*
Stocks and Equity Futures	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 3.2%

Investments April 30, 2017

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 0.4%
Adient PLC	667	$49,065
BorgWarner, Inc.	1,116	47,184
Delphi Automotive PLC	9,983	802,633
Gentex Corp.	6,737	139,119
Hertz Global Holdings, Inc. (a)	325	5,359
Lear Corp.	2,093	298,587
Visteon Corp. (a)	1,236	127,246
		1,469,193
Automobiles - 0.4%
Harley-Davidson, Inc.	6,557	372,503
Tesla, Inc. (a)(b)	4,275	1,342,649
Thor Industries, Inc.	1,724	165,814
		1,880,966
Distributors - 0.2%
Genuine Parts Co.	5,072	466,725
LKQ Corp. (a)	11,306	353,199
Pool Corp.	1,462	174,884
		994,808
Diversified Consumer Services - 0.1%
Service Corp. International	6,784	218,580
ServiceMaster Global Holdings, Inc. (a)	4,905	186,881
		405,461
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	3,730	136,220
Brinker International, Inc. (b)	1,759	77,730
Chipotle Mexican Grill, Inc. (a)(b)	1,021	484,434
Choice Hotels International, Inc.	790	49,533
Darden Restaurants, Inc.	4,215	359,076
Domino's Pizza, Inc.	1,800	326,502
Dunkin' Brands Group, Inc.	3,284	183,444
Extended Stay America, Inc. unit	165	2,878
Hilton Grand Vacations, Inc. (a)	1,738	58,171
Hilton, Inc.	5,557	327,696
Hyatt Hotels Corp. Class A (a)	15	833
Las Vegas Sands Corp.	13,265	782,502
Marriott International, Inc. Class A	8,906	840,905
McDonald's Corp.	30,345	4,246,176
MGM Mirage, Inc.	1,668	51,224
Norwegian Cruise Line Holdings Ltd. (a)	579	31,225
Panera Bread Co. Class A (a)	809	252,958
Park Hotels & Resorts, Inc.	3,577	91,822
Six Flags Entertainment Corp.	2,577	161,346
Starbucks Corp.	52,099	3,129,066
U.S. Foods Holding Corp.	1,731	48,814
Vail Resorts, Inc.	1,404	277,515
Wendy's Co.	4,166	61,407
Wyndham Worldwide Corp.	3,798	361,987
Wynn Resorts Ltd.	2,638	324,500
Yum China Holdings, Inc.	12,590	429,571
Yum! Brands, Inc.	12,735	837,326
		13,934,861
Household Durables - 0.6%
CalAtlantic Group, Inc.	321	11,627
D.R. Horton, Inc.	6,660	219,047
Leggett & Platt, Inc.	4,905	257,709
Lennar Corp.:
Class A	3,281	165,691
Class B	396	16,874
Mohawk Industries, Inc. (a)	1,766	414,639
Newell Brands, Inc.	17,176	819,982
NVR, Inc. (a)	127	268,129
PulteGroup, Inc.	3,564	80,796
Tempur Sealy International, Inc. (a)(b)	1,782	83,665
Toll Brothers, Inc.	2,733	98,361
Tupperware Brands Corp.	1,794	128,827
Whirlpool Corp.	271	50,319
		2,615,666
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	14,202	13,136,708
Expedia, Inc.	4,392	587,298
Groupon, Inc. (a)(b)	13,090	51,313
Liberty Expedia Holdings, Inc.	359	17,343
Liberty Interactive Corp.:
(Venture Group) Series A (a)	557	29,994
QVC Group Series A (a)	8,521	180,475
Netflix, Inc. (a)	14,893	2,266,715
Priceline Group, Inc. (a)	1,807	3,337,204
TripAdvisor, Inc. (a)(b)	4,122	185,531
		19,792,581
Leisure Products - 0.2%
Brunswick Corp.	2,670	151,523
Hasbro, Inc.	4,061	402,486
Mattel, Inc.	12,334	276,528
Polaris Industries, Inc.	2,191	186,805
Vista Outdoor, Inc. (a)	286	5,594
		1,022,936
Media - 5.4%
AMC Networks, Inc. Class A (a)	1,989	118,704
Cable One, Inc.	170	115,916
CBS Corp. Class B	13,206	878,991
Charter Communications, Inc. Class A (a)	7,314	2,524,500
Cinemark Holdings, Inc.	3,884	167,789
Clear Channel Outdoor Holding, Inc. Class A (a)	64	330
Comcast Corp. Class A	162,785	6,379,544
Discovery Communications, Inc.:
Class A (a)(b)	5,042	145,109
Class C (non-vtg.) (a)	7,422	207,668
DISH Network Corp. Class A (a)	6,122	394,502
Interpublic Group of Companies, Inc.	14,510	342,001
Lions Gate Entertainment Corp.:
Class A	1,709	44,725
Class B (a)	2,767	65,993
Live Nation Entertainment, Inc. (a)	2,629	84,549
Omnicom Group, Inc.	8,644	709,845
Regal Entertainment Group Class A (b)	765	16,884
Scripps Networks Interactive, Inc. Class A	2,975	222,292
Sirius XM Holdings, Inc. (b)	62,303	308,400
The Madison Square Garden Co. (a)	79	15,940
The Walt Disney Co.	59,221	6,845,948
Time Warner, Inc.	18,844	1,870,644
Tribune Media Co. Class A	244	8,921
Twenty-First Century Fox, Inc.:
Class A	30,903	943,778
Class B	13,723	409,769
Viacom, Inc.:
Class A	382	17,037
Class B (non-vtg.)	11,102	472,501
		23,312,280
Multiline Retail - 0.4%
Dollar General Corp.	10,413	757,129
Dollar Tree, Inc. (a)	8,301	687,074
Nordstrom, Inc. (b)	4,456	215,091
Target Corp.	2,162	120,748
		1,780,042
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	2,560	363,878
AutoNation, Inc. (a)(b)	1,033	43,386
AutoZone, Inc. (a)	1,079	746,873
Bed Bath & Beyond, Inc.	491	19,026
Burlington Stores, Inc. (a)	1,441	142,544
Cabela's, Inc. Class A (a)	227	12,394
CarMax, Inc. (a)(b)	6,987	408,740
Dick's Sporting Goods, Inc.	2,499	126,324
Foot Locker, Inc.	4,388	339,368
Gap, Inc.	520	13,624
Home Depot, Inc.	45,406	7,087,877
L Brands, Inc.	1,521	80,324
Lowe's Companies, Inc.	32,653	2,771,587
Michaels Companies, Inc. (a)	2,487	58,096
Murphy U.S.A., Inc. (a)	765	53,221
O'Reilly Automotive, Inc. (a)	3,454	857,110
Ross Stores, Inc.	14,397	935,805
Sally Beauty Holdings, Inc. (a)	5,392	102,556
Signet Jewelers Ltd.	2,344	154,329
TJX Companies, Inc.	24,090	1,894,438
Tractor Supply Co.	4,827	298,840
Ulta Beauty, Inc. (a)	2,138	601,719
Urban Outfitters, Inc. (a)	2,682	61,364
Williams-Sonoma, Inc.	3,213	173,663
		17,347,086
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	1,803	165,948
Coach, Inc.	1,848	72,793
Hanesbrands, Inc. (b)	13,633	297,336
Kate Spade & Co. (a)	4,513	78,526
lululemon athletica, Inc. (a)(b)	3,512	182,624
Michael Kors Holdings Ltd. (a)	5,850	218,381
NIKE, Inc. Class B	48,397	2,681,678
Ralph Lauren Corp.	136	10,978
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,704	118,776
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	6,628	142,436
Class C (non-vtg.) (b)	6,822	132,415
VF Corp. (b)	12,549	685,552
		4,787,443

TOTAL CONSUMER DISCRETIONARY		89,343,323

CONSUMER STAPLES - 8.9%
Beverages - 2.9%
Brown-Forman Corp.:
Class A	2,264	108,808
Class B (non-vtg.)	6,185	292,674
Constellation Brands, Inc. Class A (sub. vtg.)	6,054	1,044,557
Dr. Pepper Snapple Group, Inc.	6,817	624,778
Monster Beverage Corp. (a)	15,278	693,316
PepsiCo, Inc.	45,825	5,191,056
The Coca-Cola Co.	106,365	4,589,650
		12,544,839
Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	1,421	159,251
Costco Wholesale Corp.	15,910	2,824,343
CVS Health Corp.	36,915	3,043,273
Kroger Co.	34,801	1,031,850
Rite Aid Corp. (a)	37,601	150,404
Sprouts Farmers Market LLC (a)	4,778	106,597
Sysco Corp.	19,178	1,013,941
Walgreens Boots Alliance, Inc.	6,476	560,433
Welbilt, Inc. (a)	2,012	41,246
Whole Foods Market, Inc. (b)	1,897	68,994
		9,000,332
Food Products - 1.3%
Blue Buffalo Pet Products, Inc. (a)	2,137	52,677
Campbell Soup Co.	6,753	388,568
ConAgra Foods, Inc.	12,505	484,944
Flowers Foods, Inc.	5,736	112,483
General Mills, Inc.	21,746	1,250,612
Hormel Foods Corp.	8,544	299,724
Ingredion, Inc.	1,835	227,210
Kellogg Co.	8,506	603,926
Lamb Weston Holdings, Inc.	4,145	173,054
McCormick & Co., Inc. (non-vtg.)	4,195	419,081
Mead Johnson Nutrition Co. Class A	2,464	218,606
Pilgrim's Pride Corp.	162	4,206
Post Holdings, Inc. (a)	1,323	111,383
The Hain Celestial Group, Inc. (a)	2,772	102,536
The Hershey Co.	5,075	549,115
The Kraft Heinz Co.	2,800	253,092
TreeHouse Foods, Inc. (a)	633	55,451
Tyson Foods, Inc. Class A	4,935	317,123
		5,623,791
Household Products - 0.7%
Church & Dwight Co., Inc.	9,290	460,134
Clorox Co.	3,998	534,493
Colgate-Palmolive Co.	5,638	406,162
Energizer Holdings, Inc.	665	39,388
Kimberly-Clark Corp.	11,207	1,454,108
Spectrum Brands Holdings, Inc.	877	126,051
		3,020,336
Personal Products - 0.2%
Coty, Inc. Class A	814	14,530
Estee Lauder Companies, Inc. Class A	7,852	684,223
Herbalife Ltd. (a)(b)	2,663	168,461
Nu Skin Enterprises, Inc. Class A	557	30,763
		897,977
Tobacco - 1.7%
Altria Group, Inc.	71,349	5,121,431
Philip Morris International, Inc.	6,076	673,464
Reynolds American, Inc.	18,500	1,193,250
		6,988,145

TOTAL CONSUMER STAPLES		38,075,420

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Apache Corp.	9,577	465,825
Cabot Oil & Gas Corp.	11,747	273,000
Chesapeake Energy Corp. (a)(b)	1,163	6,117
Cimarex Energy Co.	551	64,291
Continental Resources, Inc. (a)(b)	1,472	62,428
Devon Energy Corp.	1,796	70,924
Diamondback Energy, Inc. (a)	820	81,869
EOG Resources, Inc.	2,221	205,443
Extraction Oil & Gas, Inc. (b)	210	3,287
Newfield Exploration Co. (a)	1,853	64,151
ONEOK, Inc.	7,629	401,362
Parsley Energy, Inc. Class A (a)	806	24,011
Southwestern Energy Co. (a)	18,049	135,548
The Williams Companies, Inc.	4,583	140,377
		1,998,633
FINANCIALS - 2.8%
Banks - 0.3%
Citizens Financial Group, Inc.	7,903	290,119
First Hawaiian, Inc.	10	298
First Republic Bank	4,468	413,111
Signature Bank (a)	1,218	168,632
SVB Financial Group (a)	1,387	244,029
Western Alliance Bancorp. (a)	1,920	91,968
		1,208,157
Capital Markets - 1.6%
Affiliated Managers Group, Inc.	1,783	295,247
Ameriprise Financial, Inc.	1,613	206,222
Artisan Partners Asset Management, Inc.	1,403	41,108
CBOE Holdings, Inc.	3,808	313,817
Charles Schwab Corp.	33,769	1,311,926
Eaton Vance Corp. (non-vtg.)	3,978	170,776
FactSet Research Systems, Inc.	1,440	235,094
Federated Investors, Inc. Class B (non-vtg.)	3,313	88,855
Interactive Brokers Group, Inc.	275	9,578
IntercontinentalExchange, Inc.	10,368	624,154
Invesco Ltd.	2,440	80,374
Lazard Ltd. Class A	541	23,231
LPL Financial	455	19,128
MarketAxess Holdings, Inc.	1,322	254,511
Moody's Corp.	5,561	657,978
Morningstar, Inc.	687	50,240
MSCI, Inc.	3,112	312,196
S&P Global, Inc.	9,637	1,293,189
SEI Investments Co.	4,627	234,635
T. Rowe Price Group, Inc.	6,713	475,885
TD Ameritrade Holding Corp.	8,011	306,581
		7,004,725
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)(b)	281	57,113
Discover Financial Services	4,659	291,607
		348,720
Diversified Financial Services - 0.1%
Bioverativ, Inc.	3,964	233,123
Donnelley Financial Solutions, Inc. (a)	764	16,976
Valvoline, Inc.	87	1,936
Varex Imaging Corp. (a)	1,305	43,809
		295,844
Insurance - 0.7%
AmTrust Financial Services, Inc. (b)	216	3,467
Aon PLC	9,620	1,152,861
Arthur J. Gallagher & Co.	4,378	244,336
Brown & Brown, Inc.	165	7,079
Erie Indemnity Co. Class A	652	80,731
Lincoln National Corp.	1,841	121,377
Marsh & McLennan Companies, Inc.	18,980	1,406,987
Progressive Corp.	2,100	83,412
XL Group Ltd.	3,103	129,861
		3,230,111

TOTAL FINANCIALS		12,087,557

HEALTH CARE - 15.7%
Biotechnology - 5.5%
AbbVie, Inc.	59,098	3,896,922
ACADIA Pharmaceuticals, Inc. (a)(b)	3,522	120,910
Agios Pharmaceuticals, Inc. (a)(b)	1,315	65,369
Alexion Pharmaceuticals, Inc. (a)	7,927	1,012,912
Alkermes PLC (a)	5,437	316,705
Alnylam Pharmaceuticals, Inc. (a)(b)	2,392	128,211
Amgen, Inc.	27,440	4,481,501
AquaBounty Technologies, Inc. (a)	18	140
Biogen, Inc. (a)	7,998	2,169,138
BioMarin Pharmaceutical, Inc. (a)	6,273	601,204
Celgene Corp. (a)	28,072	3,482,332
Gilead Sciences, Inc.	48,400	3,317,820
Incyte Corp. (a)	5,939	738,099
Intercept Pharmaceuticals, Inc. (a)(b)	568	63,815
Intrexon Corp. (b)	1,946	40,555
Ionis Pharmaceuticals, Inc. (a)(b)	4,373	210,735
Juno Therapeutics, Inc. (a)(b)	2,044	50,977
Neurocrine Biosciences, Inc. (a)	3,108	165,967
Opko Health, Inc. (a)(b)	10,670	82,906
Regeneron Pharmaceuticals, Inc. (a)	2,825	1,097,484
Seattle Genetics, Inc. (a)	3,473	237,206
United Therapeutics Corp. (a)	423	53,171
Vertex Pharmaceuticals, Inc. (a)	8,989	1,063,399
		23,397,478
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	6,071	264,938
Abiomed, Inc. (a)	1,437	187,270
Alere, Inc. (a)	596	29,305
Align Technology, Inc. (a)	2,608	351,089
Baxter International, Inc.	1,980	110,246
Becton, Dickinson & Co.	7,620	1,424,711
Boston Scientific Corp. (a)	49,158	1,296,788
C.R. Bard, Inc.	2,682	824,661
Danaher Corp.	5,785	482,064
DexCom, Inc. (a)	2,971	231,619
Edwards Lifesciences Corp. (a)	7,719	846,543
Hill-Rom Holdings, Inc.	2,191	165,727
Hologic, Inc. (a)	10,084	455,293
IDEXX Laboratories, Inc. (a)	3,253	545,626
Intuitive Surgical, Inc. (a)	1,383	1,156,008
ResMed, Inc.	5,033	342,194
Stryker Corp.	12,332	1,681,715
Teleflex, Inc.	310	64,136
The Cooper Companies, Inc.	1,335	267,441
Varian Medical Systems, Inc. (a)	3,427	310,966
West Pharmaceutical Services, Inc.	2,597	239,002
Zimmer Biomet Holdings, Inc.	3,544	424,040
		11,701,382
Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc. (a)(b)	881	38,394
Aetna, Inc.	3,998	540,010
AmerisourceBergen Corp.	5,951	488,280
Anthem, Inc.	2,593	461,269
Cardinal Health, Inc.	11,054	802,410
Centene Corp. (a)	4,442	330,485
Cigna Corp.	3,072	480,369
DaVita HealthCare Partners, Inc. (a)	2,234	154,168
Envision Healthcare Corp. (a)	3,016	168,986
Express Scripts Holding Co. (a)	19,300	1,183,862
HCA Holdings, Inc. (a)	7,647	643,954
Henry Schein, Inc. (a)	2,959	514,274
Humana, Inc.	5,108	1,133,874
Laboratory Corp. of America Holdings (a)	1,658	232,369
McKesson Corp.	7,748	1,071,471
MEDNAX, Inc. (a)	2,324	140,277
Patterson Companies, Inc.	3,094	137,652
Premier, Inc. (a)	391	13,216
Tenet Healthcare Corp. (a)(b)	2,829	44,330
UnitedHealth Group, Inc.	34,525	6,037,732
Universal Health Services, Inc. Class B	772	93,227
VCA, Inc. (a)	2,807	257,037
Wellcare Health Plans, Inc. (a)	1,470	225,513
		15,193,159
Health Care Technology - 0.3%
athenahealth, Inc. (a)	1,402	137,410
Cerner Corp. (a)	10,834	701,502
Inovalon Holdings, Inc. Class A (a)(b)	2,211	27,085
Veeva Systems, Inc. Class A (a)	3,448	184,882
		1,050,879
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	3,086	169,884
Bio-Techne Corp.	1,353	144,879
Bruker Corp.	3,804	92,780
Charles River Laboratories International, Inc. (a)	1,667	149,530
Illumina, Inc. (a)	5,340	987,152
Mettler-Toledo International, Inc. (a)	949	487,236
PerkinElmer, Inc.	878	52,162
Quintiles Transnational Holdings, Inc. (a)	4,048	341,165
Thermo Fisher Scientific, Inc.	6,507	1,075,802
VWR Corp. (a)	89	2,515
Waters Corp. (a)	2,776	471,615
		3,974,720
Pharmaceuticals - 2.8%
Akorn, Inc. (a)	3,052	102,089
Allergan PLC	7,237	1,764,815
Bristol-Myers Squibb Co.	61,002	3,419,162
Eli Lilly & Co.	35,624	2,923,305
Johnson & Johnson	17,352	2,142,451
Mylan N.V. (a)	5,238	195,639
Patheon NV	568	15,285
Pfizer, Inc.	15,388	521,961
Zoetis, Inc. Class A	16,651	934,288
		12,018,995

TOTAL HEALTH CARE		67,336,613

INDUSTRIALS - 10.4%
Aerospace & Defense - 2.7%
BWX Technologies, Inc.	3,352	164,818
General Dynamics Corp.	3,711	719,155
HEICO Corp.	867	61,618
HEICO Corp. Class A	1,751	107,336
Hexcel Corp.	3,330	172,328
Huntington Ingalls Industries, Inc.	1,404	282,050
Lockheed Martin Corp.	9,280	2,500,496
Northrop Grumman Corp.	6,081	1,495,683
Raytheon Co.	4,153	644,587
Rockwell Collins, Inc.	5,933	617,566
Spirit AeroSystems Holdings, Inc. Class A	2,231	127,524
Textron, Inc.	3,042	141,940
The Boeing Co.	21,777	4,025,043
TransDigm Group, Inc.	1,811	446,828
		11,506,972
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc. (b)	5,241	381,021
Expeditors International of Washington, Inc.	4,633	259,865
FedEx Corp.	9,086	1,723,614
United Parcel Service, Inc. Class B	25,253	2,713,687
		5,078,187
Airlines - 0.6%
Alaska Air Group, Inc.	3,568	303,601
Delta Air Lines, Inc.	20,811	945,652
JetBlue Airways Corp. (a)	978	21,350
Southwest Airlines Co.	22,095	1,242,181
		2,512,784
Building Products - 0.4%
A.O. Smith Corp.	5,428	292,461
Allegion PLC	3,478	273,510
Fortune Brands Home & Security, Inc.	5,546	353,502
Johnson Controls International PLC	7,134	296,560
Lennox International, Inc.	1,318	217,984
Masco Corp.	8,042	297,715
		1,731,732
Commercial Services & Supplies - 0.6%
Cintas Corp.	3,287	402,559
Clean Harbors, Inc. (a)	150	8,717
Copart, Inc. (a)	7,010	216,609
Covanta Holding Corp.	4,075	59,291
KAR Auction Services, Inc.	4,985	217,446
LSC Communications, Inc.	716	18,523
Pitney Bowes, Inc.	6,792	90,266
R.R. Donnelley & Sons Co.	1,456	18,298
Rollins, Inc.	3,484	135,284
Stericycle, Inc. (a)	2,815	240,232
Waste Management, Inc.	13,457	979,400
		2,386,625
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	1,464	51,884
Valmont Industries, Inc.	663	101,008
		152,892
Electrical Equipment - 0.3%
Acuity Brands, Inc. (b)	1,574	277,181
AMETEK, Inc.	1,482	84,770
Emerson Electric Co.	3,755	226,351
Fortive Corp.	2,892	182,948
Hubbell, Inc. Class B	1,257	142,204
Rockwell Automation, Inc.	3,725	586,129
		1,499,583
Industrial Conglomerates - 2.3%
3M Co.	21,468	4,204,078
Carlisle Companies, Inc.	662	67,120
General Electric Co.	61,775	1,790,857
Honeywell International, Inc.	27,803	3,646,085
Roper Technologies, Inc.	1,848	404,158
		10,112,298
Machinery - 1.2%
Deere & Co.	2,816	314,294
Donaldson Co., Inc.	4,238	196,135
Flowserve Corp.	2,896	147,320
Graco, Inc.	2,049	220,985
IDEX Corp.	2,538	265,881
Illinois Tool Works, Inc.	10,769	1,487,091
Ingersoll-Rand PLC	4,761	422,539
Lincoln Electric Holdings, Inc.	1,402	124,820
Middleby Corp. (a)	2,040	277,705
Nordson Corp.	2,046	256,159
PACCAR, Inc.	1,142	76,206
Snap-On, Inc.	1,526	255,651
Stanley Black & Decker, Inc.	661	89,995
Toro Co.	3,831	248,709
WABCO Holdings, Inc. (a)	1,900	225,853
Wabtec Corp.	3,114	261,233
Xylem, Inc.	3,560	183,020
		5,053,596
Professional Services - 0.4%
Dun & Bradstreet Corp.	534	58,532
Equifax, Inc.	4,338	586,975
Nielsen Holdings PLC	10,202	419,608
Robert Half International, Inc.	4,582	211,001
TransUnion Holding Co., Inc. (a)	1,944	77,818
Verisk Analytics, Inc. (a)	5,550	459,596
		1,813,530
Road & Rail - 0.3%
AMERCO	148	55,420
Avis Budget Group, Inc. (a)	2,833	86,407
J.B. Hunt Transport Services, Inc.	3,197	286,643
Landstar System, Inc.	1,547	132,191
Old Dominion Freight Lines, Inc.	1,535	135,878
Union Pacific Corp.	4,804	537,856
		1,234,395
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	1,797	68,538
Fastenal Co.	10,415	465,342
HD Supply Holdings, Inc. (a)	7,441	299,872
Herc Holdings, Inc. (a)	164	7,457
MSC Industrial Direct Co., Inc. Class A	663	59,358
United Rentals, Inc. (a)	2,724	298,714
W.W. Grainger, Inc.	2,001	385,593
Watsco, Inc.	952	132,138
		1,717,012

TOTAL INDUSTRIALS		44,799,606

INFORMATION TECHNOLOGY - 32.6%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	1,408	196,613
Arris International PLC (a)	1,607	41,766
CommScope Holding Co., Inc. (a)	4,582	192,627
F5 Networks, Inc. (a)	2,426	313,269
Motorola Solutions, Inc.	718	61,726
Palo Alto Networks, Inc. (a)	3,143	340,733
		1,146,734
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	11,071	800,544
CDW Corp.	5,879	347,390
Cognex Corp.	2,916	248,851
Dell Technologies, Inc. (a)	839	56,305
Fitbit, Inc. (a)	4,036	23,086
IPG Photonics Corp. (a)	1,095	138,320
National Instruments Corp.	3,049	106,441
Trimble, Inc. (a)	7,415	262,713
VeriFone Systems, Inc. (a)	3,824	70,897
Zebra Technologies Corp. Class A (a)	1,531	144,327
		2,198,874
Internet Software & Services - 8.2%
Akamai Technologies, Inc. (a)	5,538	337,486
Alphabet, Inc.:
Class A (a)	10,725	9,915,477
Class C (a)	10,835	9,816,077
CommerceHub, Inc.:
Series A (a)	122	1,952
Series C (a)	18	287
CoStar Group, Inc. (a)	1,155	278,228
eBay, Inc. (a)	36,752	1,227,884
Facebook, Inc. Class A (a)	81,954	12,313,589
GoDaddy, Inc. (a)	1,630	63,440
IAC/InterActiveCorp (a)	2,008	166,684
Match Group, Inc. (a)	1,090	20,307
Nutanix, Inc. Class A (a)	355	5,392
Pandora Media, Inc. (a)(b)	6,983	75,766
Twilio, Inc. Class A (b)	449	14,839
Twitter, Inc. (a)(b)	20,236	333,489
VeriSign, Inc. (a)	3,241	288,190
Yelp, Inc. (a)	1,858	65,792
Zillow Group, Inc.:
Class A (a)	1,184	45,572
Class C (a)(b)	2,724	106,236
		35,076,687
IT Services - 6.8%
Accenture PLC Class A	22,789	2,764,306
Alliance Data Systems Corp.	1,980	494,267
Automatic Data Processing, Inc.	16,670	1,741,848
Black Knight Financial Services, Inc. Class A (a)	868	35,935
Booz Allen Hamilton Holding Corp. Class A	3,830	137,612
Broadridge Financial Solutions, Inc.	4,259	297,874
Cognizant Technology Solutions Corp. Class A (a)	22,060	1,328,674
CoreLogic, Inc. (a)	1,795	76,718
CSRA, Inc.	5,912	171,921
DST Systems, Inc.	1,199	147,609
Euronet Worldwide, Inc. (a)	1,791	147,972
Fidelity National Information Services, Inc.	6,797	572,239
First Data Corp. Class A (a)	11,405	178,146
Fiserv, Inc. (a)	8,082	962,889
FleetCor Technologies, Inc. (a)	3,312	467,456
Gartner, Inc. (a)	3,151	359,498
Genpact Ltd.	5,253	128,278
Global Payments, Inc.	5,546	453,441
IBM Corp.	22,059	3,535,837
Jack Henry & Associates, Inc.	3,056	296,188
Leidos Holdings, Inc.	2,389	125,805
MasterCard, Inc. Class A	35,173	4,091,323
Paychex, Inc.	11,784	698,556
PayPal Holdings, Inc. (a)	41,351	1,973,270
Sabre Corp.	7,500	175,575
Square, Inc. (a)	1,914	34,911
Teradata Corp. (a)	4,715	137,584
The Western Union Co.	17,809	353,687
Total System Services, Inc.	5,997	343,688
Vantiv, Inc. (a)	5,603	347,610
Visa, Inc. Class A	69,567	6,345,902
WEX, Inc. (a)	1,385	140,522
		29,067,141
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	997	75,971
Applied Materials, Inc.	28,370	1,152,106
Broadcom Ltd.	13,763	3,039,008
Cree, Inc. (a)	1,397	30,566
Intel Corp.	15,473	559,349
KLA-Tencor Corp.	5,723	562,113
Lam Research Corp.	4,658	674,711
Maxim Integrated Products, Inc.	10,224	451,390
Microchip Technology, Inc. (b)	7,722	583,629
NVIDIA Corp.	18,561	1,935,912
ON Semiconductor Corp. (a)	1,496	21,213
Qorvo, Inc. (a)	454	30,886
Qualcomm, Inc.	11,111	597,105
Skyworks Solutions, Inc.	6,360	634,346
Texas Instruments, Inc.	36,679	2,904,243
Versum Materials, Inc.	3,123	99,998
Xilinx, Inc.	2,908	183,524
		13,536,070
Software - 7.5%
Activision Blizzard, Inc.	20,452	1,068,617
Adobe Systems, Inc. (a)	17,847	2,386,858
ANSYS, Inc. (a)	803	88,458
Atlassian Corp. PLC (a)	959	33,066
Autodesk, Inc. (a)	6,364	573,205
Cadence Design Systems, Inc. (a)	10,018	326,286
CDK Global, Inc.	5,249	341,237
Citrix Systems, Inc. (a)	5,612	454,235
Electronic Arts, Inc. (a)	10,643	1,009,169
FireEye, Inc. (a)(b)	1,107	13,849
Fortinet, Inc. (a)	5,268	205,452
Guidewire Software, Inc. (a)	2,651	163,010
Intuit, Inc.	8,878	1,111,614
Manhattan Associates, Inc. (a)	2,564	119,713
Microsoft Corp.	276,583	18,934,872
Nuance Communications, Inc. (a)	6,047	108,181
Oracle Corp.	10,501	472,125
Parametric Technology Corp. (a)	1,867	100,911
Red Hat, Inc. (a)	6,642	585,027
Salesforce.com, Inc. (a)	23,415	2,016,500
ServiceNow, Inc. (a)	5,699	538,442
Splunk, Inc. (a)	4,721	303,608
SS&C Technologies Holdings, Inc.	5,576	204,862
Symantec Corp.	3,163	100,046
Synopsys, Inc. (a)	523	38,545
Tableau Software, Inc. (a)	2,014	108,112
Tyler Technologies, Inc. (a)	1,191	194,836
Ultimate Software Group, Inc. (a)	993	201,251
VMware, Inc. Class A (a)	892	83,955
Workday, Inc. Class A (a)(b)	4,211	368,041
		32,254,083
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	183,316	26,333,329
NCR Corp. (a)	4,493	185,336
		26,518,665

TOTAL INFORMATION TECHNOLOGY		139,798,254

MATERIALS - 3.5%
Chemicals - 2.6%
AdvanSix, Inc. (a)	1,127	30,722
Air Products & Chemicals, Inc.	6,239	876,580
Axalta Coating Systems (a)	6,016	188,722
Celanese Corp. Class A	471	40,996
E.I. du Pont de Nemours & Co.	31,954	2,548,332
Ecolab, Inc.	9,497	1,225,968
FMC Corp.	3,891	284,938
International Flavors & Fragrances, Inc.	2,884	399,694
LyondellBasell Industries NV Class A	5,262	446,007
Monsanto Co.	10,330	1,204,581
NewMarket Corp.	265	124,736
PPG Industries, Inc.	9,671	1,062,263
Praxair, Inc.	9,144	1,142,817
RPM International, Inc.	4,900	257,544
Sherwin-Williams Co.	2,936	982,620
The Scotts Miracle-Gro Co. Class A	1,509	145,769
Valspar Corp.	2,837	318,992
W.R. Grace & Co.	1,371	95,586
		11,376,867
Construction Materials - 0.3%
Eagle Materials, Inc.	1,702	163,341
Martin Marietta Materials, Inc.	2,105	463,500
Vulcan Materials Co.	4,511	545,290
		1,172,131
Containers & Packaging - 0.5%
Aptargroup, Inc.	556	44,647
Avery Dennison Corp.	3,040	252,958
Ball Corp.	6,191	476,026
Bemis Co., Inc.	416	18,691
Berry Global Group, Inc. (a)	4,553	227,650
Crown Holdings, Inc. (a)	4,853	272,205
Graphic Packaging Holding Co.	8,395	114,004
Owens-Illinois, Inc. (a)	5,848	127,603
Packaging Corp. of America	3,379	333,778
Sealed Air Corp.	7,090	312,102
Silgan Holdings, Inc.	1,302	78,927
		2,258,591
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	11,532	147,033
Royal Gold, Inc.	158	11,167
Southern Copper Corp.	1,443	51,039
Steel Dynamics, Inc.	1,301	47,018
		256,257

TOTAL MATERIALS		15,063,846

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	344	38,703
American Tower Corp.	15,402	1,939,728
Boston Properties, Inc.	955	120,903
Care Capital Properties, Inc.	214	5,750
Colony NorthStar, Inc.	6,687	87,399
Crown Castle International Corp.	11,582	1,095,657
CubeSmart	4,425	112,130
CyrusOne, Inc.	2,476	135,289
Digital Realty Trust, Inc.	4,029	462,690
Empire State Realty Trust, Inc.	2,622	54,538
Equinix, Inc.	2,735	1,142,410
Equity Lifestyle Properties, Inc.	2,759	223,231
Essex Property Trust, Inc.	982	240,070
Extra Space Storage, Inc.	4,343	328,027
Federal Realty Investment Trust (SBI)	2,563	335,471
Gaming & Leisure Properties	7,154	248,959
Healthcare Trust of America, Inc.	3,609	115,091
Iron Mountain, Inc.	9,416	327,300
Lamar Advertising Co. Class A	2,965	213,688
Life Storage, Inc.	1,050	82,310
Omega Healthcare Investors, Inc.	2,508	82,764
Outfront Media, Inc.	728	19,044
Public Storage	5,371	1,124,580
Regency Centers Corp.	687	43,405
SBA Communications Corp. Class A (a)	2,865	362,394
Senior Housing Properties Trust (SBI)	1,033	22,230
Simon Property Group, Inc.	10,157	1,678,546
Tanger Factory Outlet Centers, Inc.	3,454	107,730
Taubman Centers, Inc.	1,248	78,062
Ventas, Inc.	3,839	245,734
		11,073,833
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	11,075	396,596
Invitation Homes, Inc.	388	8,361
		404,957

TOTAL REAL ESTATE		11,478,790

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	74,589	3,424,381
Zayo Group Holdings, Inc. (a)	5,879	206,177
		3,630,558
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	6,361	427,904

TOTAL TELECOMMUNICATION SERVICES		4,058,462

UTILITIES - 0.0%
Multi-Utilities - 0.0%
Dominion Resources, Inc.	1,415	109,563
TOTAL COMMON STOCKS
(Cost $391,290,514)		424,150,067
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.8% 10/12/17 (c)
(Cost $498,177)	500,000	497,885
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.85% (d)	13,516,604	$13,519,308
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	6,714,090	6,714,761
TOTAL MONEY MARKET FUNDS
(Cost $20,234,069)		20,234,069
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $412,022,760)		444,882,021
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(15,543,118)
NET ASSETS - 100%		$429,338,903

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
36 CME E-mini S&P 500 Index Contracts (United States)	June 2017	4,284,900	$(6,996)

The face value of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $182,226.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,327
Fidelity Securities Lending Cash Central Fund	6,829
Total	$33,156

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$89,343,323	$89,343,323	$--	$--
Consumer Staples	38,075,420	38,075,420	--	--
Energy	1,998,633	1,998,633	--	--
Financials	12,087,557	12,087,557	--	--
Health Care	67,336,613	67,336,613	--	--
Industrials	44,799,606	44,799,606	--	--
Information Technology	139,798,254	139,798,254	--	--
Materials	15,063,846	15,063,846	--	--
Real Estate	11,478,790	11,478,790	--	--
Telecommunication Services	4,058,462	4,058,462	--	--
Utilities	109,563	109,563	--	--
U.S. Government and Government Agency Obligations	497,885	--	497,885	--
Money Market Funds	20,234,069	20,234,069	--	--
Total Investments in Securities:	$444,882,021	$444,384,136	$497,885	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(6,996)	$(6,996)	$--	$--
Total Liabilities	$(6,996)	$(6,996)	$--	$--
Total Derivative Instruments:	$(6,996)	$(6,996)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,996)
Total Equity Risk	0	(6,996)
Total Value of Derivatives	$0	$(6,996)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value (including securities loaned of $6,521,146) — See accompanying schedule: Unaffiliated issuers (cost $391,788,691)	$424,647,952
Fidelity Central Funds (cost $20,234,069)	20,234,069
Total Investments (cost $412,022,760)		$444,882,021
Receivable for investments sold		124,982
Receivable for fund shares sold		1,968,193
Dividends receivable		268,082
Distributions receivable from Fidelity Central Funds		7,873
Total assets		447,251,151
Liabilities
Payable for investments purchased	$11,009,733
Payable for fund shares redeemed	149,436
Accrued management fee	17,032
Payable for daily variation margin for derivative instruments	14,380
Other affiliated payables	6,747
Collateral on securities loaned	6,714,920
Total liabilities		17,912,248
Net Assets		$429,338,903
Net Assets consist of:
Paid in capital		$395,338,351
Undistributed net investment income		1,361,516
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(213,229)
Net unrealized appreciation (depreciation) on investments		32,852,265
Net Assets		$429,338,903
Investor Class:
Net Asset Value, offering price and redemption price per share ($7,636,554 ÷ 658,505 shares)		$11.60
Premium Class:
Net Asset Value, offering price and redemption price per share ($282,077,576 ÷ 24,312,549 shares)		$11.60
Institutional Class:
Net Asset Value, offering price and redemption price per share ($138,867,111 ÷ 11,968,799 shares)		$11.60
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($757,662 ÷ 65,302 shares)		$11.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 7, 2016 (commencement of operations) to April 30, 2017
Investment Income
Dividends		$1,871,668
Interest		695
Income from Fidelity Central Funds		33,156
Total income		1,905,519
Expenses
Management fee	$66,936
Transfer agent fees	27,494
Independent trustees' fees and expenses	387
Interest	1,174
Miscellaneous	63
Total expenses before reductions	96,054
Expense reductions	(45)	96,009
Net investment income (loss)		1,809,510
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(422,476)
Fidelity Central Funds	2,375
Foreign currency transactions	3
Futures contracts	205,878
Total net realized gain (loss)		(214,220)
Change in net unrealized appreciation (depreciation) on: Investment securities	32,859,261
Futures contracts	(6,996)
Total change in net unrealized appreciation (depreciation)		32,852,265
Net gain (loss)		32,638,045
Net increase (decrease) in net assets resulting from operations		$34,447,555

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 7, 2016 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,809,510
Net realized gain (loss)	(214,220)
Change in net unrealized appreciation (depreciation)	32,852,265
Net increase (decrease) in net assets resulting from operations	34,447,555
Distributions to shareholders from net investment income	(447,140)
Share transactions - net increase (decrease)	395,338,488
Total increase (decrease) in net assets	429,338,903
Net Assets
Beginning of period	–
End of period	$429,338,903
Other Information
Undistributed net investment income end of period	$1,361,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Investor Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	1.50
Total from investment operations	1.62
Distributions from net investment income	(.02)
Total distributions	(.02)
Net asset value, end of period	$11.60
Total ReturnC,D	16.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.21%G
Expenses net of fee waivers, if any	.21%G
Expenses net of all reductions	.21%G
Net investment income (loss)	1.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,637
Portfolio turnover rateH	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Premium Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	1.49
Total from investment operations	1.63
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$11.60
Total ReturnC,D	16.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G
Expenses net of fee waivers, if any	.07%G
Expenses net of all reductions	.07%G
Net investment income (loss)	1.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$282,078
Portfolio turnover rateH	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Institutional Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	1.49
Total from investment operations	1.63
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$11.60
Total ReturnC,D	16.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	1.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$138,867
Portfolio turnover rateH	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Institutional Premium Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	1.50
Total from investment operations	1.63
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$11.60
Total ReturnC,D	16.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G
Expenses net of fee waivers, if any	.05%G
Expenses net of all reductions	.05%G
Net investment income (loss)	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$758
Portfolio turnover rateH	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$37,196,208
Gross unrealized depreciation	(5,001,600)
Net unrealized appreciation (depreciation) on securities	$32,194,608
Tax Cost	$412,687,413

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,683,460
Undistributed long-term capital gain	$122,485
Net unrealized appreciation (depreciation) on securities and other investments	$32,194,608

The tax character of distributions paid was as follows:

April 30, 2017
Ordinary Income	$447,140

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $205,878 and a change in net unrealized appreciation (depreciation) of $(6,996) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $416,197,441 and $23,975,614, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective July 1, 2016, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.21%
Premium Class	.07%
Institutional Class	.06%
Institutional Premium Class	.05%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .22%, .08%, .07% and .06% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .16%, .02% and .01% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to July 1, 2016, Investor Class, Premium Class, Institutional Class and Institutional Premium Class paid a portion of the transfer agent fees at an annual rate of .17%, .03%, .02% and .01%, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$4,340.16
Premium Class	20,176.02
Institutional Class	2,974.01
Institutional Premium Class	4	-(b)
	$27,494

 (a) Annualized

 (b) Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,982,000	1.09%	$1,174

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $63 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,829.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $45.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended April 30, 2017(a)
From net investment income
Investor Class	$2,758
Premium Class	346,446
Institutional Class	95,931
Institutional Premium Class	2,005
Total	$447,140

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended April 30, 2017(a)	Year ended April 30, 2017(a)
Investor Class
Shares sold	1,337,804	$14,225,721
Reinvestment of distributions	252	2,656
Shares redeemed	(679,551)	(7,275,852)
Net increase (decrease)	658,505	$6,952,525
Premium Class
Shares sold	29,060,892	$309,872,215
Reinvestment of distributions	31,840	335,594
Shares redeemed	(4,780,183)	(53,728,257)
Net increase (decrease)	24,312,549	$256,479,552
Institutional Class
Shares sold	12,310,582	$134,997,308
Reinvestment of distributions	741	7,807
Shares redeemed	(342,524)	(3,752,659)
Net increase (decrease)	11,968,799	$131,252,456
Institutional Premium Class
Shares sold	65,258	$653,600
Reinvestment of distributions	190	2,005
Shares redeemed	(146)	(1,650)
Net increase (decrease)	65,302	$653,955

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Growth Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Growth Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2017, and the related statements of operations, changes in net assets and the financial highlights for the period from June 7, 2016 (commencement of operations) to April 30, 2017. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Large Cap Growth Index Fund as of April 30, 2017, and the results of its operations, changes in its net assets, and the financial highlights for the period from June 7, 2016 (commencement of operations) to April 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 248 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Investor Class	.21%
Actual		$1,000.00	$1,151.90	$1.12
Hypothetical-C		$1,000.00	$1,023.75	$1.05
Premium Class	.07%
Actual		$1,000.00	$1,151.70	$.37
Hypothetical-C		$1,000.00	$1,024.45	$.35
Institutional Class	.06%
Actual		$1,000.00	$1,151.80	$.32
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Premium Class	.05%
Actual		$1,000.00	$1,151.90	$.27
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Large Cap Growth Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Large Cap Growth Index Fund
Investor Class	06/12/17	06/09/17	$0.02600	$0.011
Premium Class	06/12/17	06/09/17	$0.03343	$0.011
Institutional Class	06/12/17	06/09/17	$0.03396	$0.011
Institutional Premium Class	06/12/17	06/09/17	$0.03449	$0.011

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2017, $122,484, or, if subsequently determined to be different, the net capital gain of such year.

Investor Class designates 100%; Premium Class designates 89%; Institutional Class designates 88%; and Institutional Premium Class designates 86%; of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor Class designates 100%; Premium Class designates 93%; Institutional Class designates 92%; and Institutional Premium Class designates 90%; of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

LC1-I-ANN-0617
1.9879605.100

Fidelity® Mid Cap Index Fund Investor Class and Premium Class Fidelity® Small Cap Index Fund Investor Class and Premium Class Annual Report April 30, 2017

Contents

Fidelity® Mid Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Small Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	16.54%	13.12%	14.74%
Premium Class	16.60%	13.27%	14.90%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Index Fund - Investor Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$21,741	Fidelity® Mid Cap Index Fund - Investor Class
$21,999	Russell Midcap® Index

Fidelity® Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 17.92% for the year ending April 30, 2017, rising sharply following the November election and continuing to gain ground through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act (ACA), and were relatively flat through April 30. In a stark reversal from 2016, growth-oriented stocks topped their value counterparts through the first third of 2017. Sector-wise, information technology (+35%) fared best, anchored by twin rallies in the June 2016 and March 2017 quarters as growth regained favor. Financials (+27%) also handily outperformed, riding an uptick in bond yields and a surge in banks, particularly post-election. Industrials (+19%) and materials (+16%) did well amid a call for increased infrastructure spending and a rise in commodity prices, respectively. Conversely, consumer staples (+9%), real estate (+5%) and telecommunication services (0%) were held back amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of one or two additional interest rate hikes later in 2017. Energy (+2%) also struggled this period.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes delivered returns roughly in line with the 16.70% gain of the Russell Midcap® Index. In a very strong market environment, every sector within the benchmark gained ground, although energy stocks were barely positive amid sluggish oil prices. Technology (+37%) led the way. Shares of Nvidia, a maker of graphics processing chips, nearly tripled in value, as the company benefited from its strong competitive position. Other semiconductor-related companies adding value included Micron Technology (+109%) and Lam Research (+92%), while Western Digital (+125%), a maker of data-storage solutions, and data-security company Symantec (+93%) also contributed. Elsewhere, energy refining company Marathon Petroleum (+48%) and American Airlines Group (+59%) also performed well. In contrast, many retailers saw weaker sales and earnings, causing L Brands (-30%) – best known for its Victoria’s Secret and Bath & Body Works stores – and farm-supply superstore chain Tractor Supply (-34%) to struggle this period. Also hampering results was drugstore chain Rite Aid (-50%), whose anticipated acquisition by rival Walgreen’s encountered a regulatory-related holdup

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
NVIDIA Corp.	0.8	0.6
Johnson Controls International PLC	0.6	0.6
Intuitive Surgical, Inc.	0.5	0.4
Equinix, Inc.	0.5	0.4
Marriott International, Inc. Class A	0.5	0.4
Micron Technology, Inc.	0.4	0.3
SunTrust Banks, Inc.	0.4	0.4
Prologis, Inc.	0.4	0.5
Sempra Energy	0.4	0.4
Analog Devices, Inc.	0.4	0.3
	4.9

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.2	15.2
Consumer Discretionary	15.1	15.4
Industrials	13.6	12.9
Financials	13.1	12.2
Real Estate	10.0	10.2
Health Care	9.6	9.3
Utilities	6.2	6.4
Materials	5.7	5.6
Energy	5.5	6.0
Consumer Staples	4.8	5.4

Asset Allocation (% of fund's net assets)

As of April 30, 2017 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.7%

As of October 31, 2016 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.1%

Fidelity® Mid Cap Index Fund

Investments April 30, 2017

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 1.0%
Adient PLC	51,480	$3,786,869
BorgWarner, Inc. (a)	121,561	5,139,599
Delphi Automotive PLC	152,897	12,292,919
Gentex Corp.	167,642	3,461,807
Hertz Global Holdings, Inc. (a)(b)	40,857	673,732
Lear Corp.	38,882	5,546,906
The Goodyear Tire & Rubber Co.	140,743	5,099,119
Visteon Corp. (b)	18,711	1,926,297
		37,927,248
Automobiles - 0.2%
Harley-Davidson, Inc. (a)	101,099	5,743,434
Thor Industries, Inc.	26,999	2,596,764
		8,340,198
Distributors - 0.4%
Genuine Parts Co.	83,890	7,719,558
LKQ Corp. (b)	170,593	5,329,325
Pool Corp.	22,165	2,651,377
		15,700,260
Diversified Consumer Services - 0.3%
Graham Holdings Co.	2,406	1,447,690
H&R Block, Inc.	116,378	2,885,011
Service Corp. International	104,989	3,382,746
ServiceMaster Global Holdings, Inc. (b)	76,476	2,913,736
		10,629,183
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	134,721	4,920,011
Brinker International, Inc. (a)	27,657	1,222,163
Chipotle Mexican Grill, Inc. (a)(b)	15,912	7,549,767
Choice Hotels International, Inc.	18,315	1,148,351
Darden Restaurants, Inc.	65,977	5,620,581
Domino's Pizza, Inc.	27,804	5,043,368
Dunkin' Brands Group, Inc.	51,810	2,894,107
Extended Stay America, Inc. unit	42,178	735,584
Hilton Grand Vacations, Inc. (b)	29,793	997,172
Hilton, Inc.	98,415	5,803,533
Hyatt Hotels Corp. Class A (a)(b)	18,443	1,023,587
International Game Technology PLC	53,951	1,197,712
Marriott International, Inc. Class A	181,413	17,129,015
MGM Mirage, Inc.	267,487	8,214,526
Norwegian Cruise Line Holdings Ltd. (b)	88,573	4,776,742
Panera Bread Co. Class A (b)	12,419	3,883,173
Park Hotels & Resorts, Inc.	64,884	1,665,572
Royal Caribbean Cruises Ltd.	94,843	10,110,264
Six Flags Entertainment Corp.	40,496	2,535,455
U.S. Foods Holding Corp.	25,813	727,927
Vail Resorts, Inc.	21,634	4,276,176
Wendy's Co.	110,461	1,628,195
Wyndham Worldwide Corp.	57,522	5,482,422
Wynn Resorts Ltd. (a)	45,029	5,539,017
		104,124,420
Household Durables - 1.7%
CalAtlantic Group, Inc. (a)	40,419	1,463,976
D.R. Horton, Inc.	191,728	6,305,934
Garmin Ltd. (a)	62,537	3,179,381
Leggett & Platt, Inc.	74,641	3,921,638
Lennar Corp.:
Class A	100,350	5,067,675
Class B	6,315	269,082
Mohawk Industries, Inc. (b)	34,909	8,196,284
Newell Brands, Inc.	265,305	12,665,661
NVR, Inc. (b)	1,953	4,123,271
PulteGroup, Inc.	176,759	4,007,127
Tempur Sealy International, Inc. (a)(b)	26,241	1,232,015
Toll Brothers, Inc.	87,135	3,135,989
Tupperware Brands Corp.	28,031	2,012,906
Whirlpool Corp.	41,900	7,779,992
		63,360,931
Internet & Direct Marketing Retail - 0.6%
Expedia, Inc.	67,449	9,019,280
Groupon, Inc. (a)(b)	206,822	810,742
Liberty Expedia Holdings, Inc.	28,812	1,391,908
Liberty Interactive Corp.:
(Venture Group) Series A (b)	45,140	2,430,789
QVC Group Series A (b)	233,264	4,940,532
TripAdvisor, Inc. (b)	64,025	2,881,765
		21,475,016
Leisure Products - 0.5%
Brunswick Corp.	50,855	2,886,021
Hasbro, Inc.	63,334	6,277,033
Mattel, Inc.	190,048	4,260,876
Polaris Industries, Inc.(a)	33,942	2,893,895
Vista Outdoor, Inc. (b)	32,181	629,460
		16,947,285
Media - 2.1%
AMC Networks, Inc. Class A (b)	29,936	1,786,580
Cable One, Inc.	2,629	1,792,610
Cinemark Holdings, Inc.	59,651	2,576,923
Clear Channel Outdoor Holding, Inc. Class A (b)	18,489	95,218
Discovery Communications, Inc.:
Class A (a)(b)	85,290	2,454,646
Class C (non-vtg.) (b)	124,629	3,487,119
Interpublic Group of Companies, Inc.	223,825	5,275,555
John Wiley & Sons, Inc. Class A	24,862	1,310,227
Liberty Broadband Corp.:
Class A (b)	15,126	1,360,281
Class C (b)	57,181	5,212,620
Liberty Media Corp.:
Liberty SiriusXM Class A (b)	50,489	1,923,631
Liberty SiriusXM Class C (b)	102,431	3,891,354
Lions Gate Entertainment Corp.:
Class A (a)	24,815	649,409
Class B (b)	57,623	1,374,309
Live Nation Entertainment, Inc. (b)	74,253	2,387,976
News Corp.:
Class A	209,569	2,665,718
Class B	69,697	906,061
Omnicom Group, Inc.	132,752	10,901,594
Regal Entertainment Group Class A (a)	45,987	1,014,933
Scripps Networks Interactive, Inc. Class A	46,366	3,464,468
Sirius XM Holdings, Inc. (a)	994,155	4,921,067
Tegna, Inc.	121,961	3,107,566
The Madison Square Garden Co. (b)	11,024	2,224,312
Tribune Media Co. Class A	39,856	1,457,135
Viacom, Inc.:
Class A	5,374	239,680
Class B (non-vtg.)	193,504	8,235,530
		74,716,522
Multiline Retail - 1.0%
Dillard's, Inc. Class A (a)	9,494	525,683
Dollar General Corp.	159,548	11,600,735
Dollar Tree, Inc. (b)	127,210	10,529,172
JC Penney Corp., Inc. (a)(b)	173,505	933,457
Kohl's Corp. (a)	95,775	3,738,098
Macy's, Inc.	171,757	5,018,740
Nordstrom, Inc. (a)	68,763	3,319,190
		35,665,075
Specialty Retail - 3.5%
Advance Auto Parts, Inc.	39,406	5,601,169
AutoNation, Inc. (a)(b)	36,354	1,526,868
AutoZone, Inc. (b)	16,529	11,441,209
Bed Bath & Beyond, Inc.	83,158	3,222,373
Best Buy Co., Inc.	156,926	8,130,336
Burlington Stores, Inc. (b)	39,157	3,873,410
Cabela's, Inc. Class A (b)	27,276	1,489,270
CarMax, Inc. (a)(b)	107,730	6,302,205
CST Brands, Inc.	42,072	2,031,657
Dick's Sporting Goods, Inc.	49,122	2,483,117
Foot Locker, Inc.	75,198	5,815,813
GameStop Corp. Class A (a)	56,773	1,288,179
Gap, Inc.	124,665	3,266,223
L Brands, Inc.	137,194	7,245,215
Michaels Companies, Inc. (b)	47,753	1,115,510
Murphy U.S.A., Inc. (b)	18,926	1,316,682
O'Reilly Automotive, Inc. (a)(b)	53,568	13,292,899
Penske Automotive Group, Inc.	21,815	1,040,794
Ross Stores, Inc.	220,673	14,343,745
Sally Beauty Holdings, Inc. (b)	79,316	1,508,590
Signet Jewelers Ltd.	39,108	2,574,871
Staples, Inc.	359,200	3,509,384
Tiffany & Co., Inc.	62,323	5,711,903
Tractor Supply Co.	74,332	4,601,894
Ulta Beauty, Inc. (b)	32,758	9,219,412
Urban Outfitters, Inc. (a)(b)	49,942	1,142,673
Williams-Sonoma, Inc.	49,403	2,670,232
		125,765,633
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	28,200	2,595,528
Coach, Inc.	155,983	6,144,170
Hanesbrands, Inc. (a)	210,248	4,585,509
Kate Spade & Co. (b)	72,894	1,268,356
lululemon athletica, Inc. (a)(b)	54,401	2,828,852
Michael Kors Holdings Ltd. (b)	90,758	3,387,996
PVH Corp.	45,014	4,547,764
Ralph Lauren Corp.	32,117	2,592,484
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	73,155	1,847,164
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	104,824	2,252,668
Class C (non-vtg.) (a)	100,243	1,945,717
		33,996,208

TOTAL CONSUMER DISCRETIONARY		548,647,979

CONSUMER STAPLES - 4.8%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	30,693	1,475,106
Class B (non-vtg.)	103,312	4,888,724
Dr. Pepper Snapple Group, Inc.	104,387	9,567,069
Molson Coors Brewing Co. Class B	97,348	9,334,700
		25,265,599
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	21,859	2,449,738
Rite Aid Corp. (b)	583,185	2,332,740
Sprouts Farmers Market LLC (a)(b)	75,407	1,682,330
Welbilt, Inc. (b)	68,689	1,408,125
Whole Foods Market, Inc. (a)	180,087	6,549,764
		14,422,697
Food Products - 2.8%
Blue Buffalo Pet Products, Inc. (a)(b)	33,935	836,498
Bunge Ltd.	78,241	6,183,386
Campbell Soup Co.	105,206	6,053,553
ConAgra Foods, Inc.	245,237	9,510,291
Flowers Foods, Inc.	94,568	1,854,478
Hormel Foods Corp. (a)	152,946	5,365,346
Ingredion, Inc.	39,988	4,951,314
Kellogg Co.	140,010	9,940,710
Lamb Weston Holdings, Inc.	81,668	3,409,639
McCormick & Co., Inc. (non-vtg.)	65,160	6,509,484
Mead Johnson Nutrition Co. Class A	104,591	9,279,314
Pilgrim's Pride Corp. (a)	33,524	870,283
Pinnacle Foods, Inc.	64,525	3,752,129
Post Holdings, Inc. (b)	36,259	3,052,645
The Hain Celestial Group, Inc. (b)	57,782	2,137,356
The Hershey Co.	78,647	8,509,605
The J.M. Smucker Co.	65,340	8,279,885
TreeHouse Foods, Inc. (a)(b)	30,695	2,688,882
Tyson Foods, Inc. Class A	163,147	10,483,826
		103,668,624
Household Products - 0.6%
Church & Dwight Co., Inc.	144,539	7,159,017
Clorox Co.	72,852	9,739,584
Energizer Holdings, Inc.	34,976	2,071,628
Spectrum Brands Holdings, Inc. (a)	13,784	1,981,174
		20,951,403
Personal Products - 0.3%
Coty, Inc. Class A (a)	254,241	4,538,202
Edgewell Personal Care Co. (b)	33,125	2,368,106
Herbalife Ltd. (a)(b)	41,562	2,629,212
Nu Skin Enterprises, Inc. Class A	28,502	1,574,165
		11,109,685

TOTAL CONSUMER STAPLES		175,418,008

ENERGY - 5.5%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	245,620	14,582,459
Diamond Offshore Drilling, Inc. (a)(b)	38,893	560,837
Dril-Quip, Inc. (a)(b)	21,267	1,096,314
Ensco PLC Class A	162,964	1,285,786
Frank's International NV (a)	18,735	170,489
Helmerich & Payne, Inc. (a)	54,087	3,279,836
Nabors Industries Ltd.	156,433	1,617,517
National Oilwell Varco, Inc. (a)	214,576	7,503,723
Noble Corp. (a)	137,428	659,654
Oceaneering International, Inc.	54,951	1,450,157
Patterson-UTI Energy, Inc.	91,974	1,990,777
Rowan Companies PLC (a)(b)	71,225	1,002,136
RPC, Inc. (a)	29,455	535,197
Superior Energy Services, Inc. (a)(b)	83,904	1,013,560
Transocean Ltd. (United States) (a)(b)	194,396	2,144,188
Weatherford International PLC (a)(b)	547,516	3,159,167
		42,051,797
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (a)(b)	101,371	2,148,051
Cabot Oil & Gas Corp.	259,791	6,037,543
Cheniere Energy, Inc. (b)	111,109	5,038,793
Chesapeake Energy Corp. (a)(b)	332,108	1,746,888
Cimarex Energy Co.	52,068	6,075,294
Concho Resources, Inc. (b)	79,771	10,103,795
CONSOL Energy, Inc. (a)(b)	127,552	1,936,239
Continental Resources, Inc. (a)(b)	48,752	2,067,572
Devon Energy Corp.	295,542	11,670,954
Diamondback Energy, Inc. (b)	50,128	5,004,780
Energen Corp. (b)	55,142	2,866,833
EQT Corp.	97,555	5,671,848
Extraction Oil & Gas, Inc. (a)	23,002	359,981
Gulfport Energy Corp. (b)	86,528	1,374,065
Hess Corp.	159,437	7,785,309
HollyFrontier Corp. (a)	91,451	2,573,431
Kosmos Energy Ltd. (a)(b)	90,971	546,736
Laredo Petroleum, Inc. (b)	80,589	1,036,375
Marathon Oil Corp.	479,401	7,128,693
Marathon Petroleum Corp.	295,243	15,039,678
Murphy Oil Corp.	92,019	2,409,057
Newfield Exploration Co. (b)	110,641	3,830,391
Noble Energy, Inc.	248,445	8,032,227
ONEOK, Inc.	116,502	6,129,170
Parsley Energy, Inc. Class A (b)	124,032	3,694,913
PBF Energy, Inc. Class A (a)	60,378	1,347,637
QEP Resources, Inc. (b)	136,566	1,612,844
Range Resources Corp.	113,774	3,013,873
Rice Energy, Inc. (b)	86,630	1,844,353
SM Energy Co.	53,716	1,213,444
Southwestern Energy Co. (b)	275,665	2,070,244
Targa Resources Corp.	100,221	5,525,184
Tesoro Corp.	67,518	5,381,860
The Williams Companies, Inc.	419,947	12,862,977
Whiting Petroleum Corp. (b)	112,540	934,082
World Fuel Services Corp.	38,443	1,415,856
WPX Energy, Inc. (b)	216,575	2,583,740
		160,114,710

TOTAL ENERGY		202,166,507

FINANCIALS - 13.1%
Banks - 4.1%
Associated Banc-Corp.	83,886	2,088,761
Bank of Hawaii Corp.	23,870	1,944,928
BankUnited, Inc.	55,975	1,975,358
BOK Financial Corp. (a)	14,629	1,233,078
CIT Group, Inc.	110,808	5,131,518
Citizens Financial Group, Inc.	298,572	10,960,578
Comerica, Inc.	98,937	6,994,846
Commerce Bancshares, Inc.	49,179	2,702,386
Cullen/Frost Bankers, Inc. (a)	29,807	2,813,483
East West Bancorp, Inc.	80,226	4,353,865
Fifth Third Bancorp	432,639	10,569,371
First Hawaiian, Inc.	13,013	387,397
First Horizon National Corp.	129,778	2,381,426
First Republic Bank	85,973	7,949,064
Huntington Bancshares, Inc.	609,553	7,838,852
KeyCorp	603,813	11,013,549
M&T Bank Corp.	84,149	13,077,596
PacWest Bancorp	66,306	3,274,853
Peoples United Financial, Inc.	186,089	3,250,975
Popular, Inc.	57,592	2,413,681
Regions Financial Corp.	716,062	9,845,853
Signature Bank (b)	29,431	4,074,722
SunTrust Banks, Inc.	282,870	16,069,845
SVB Financial Group (b)	28,877	5,080,619
Synovus Financial Corp.	69,675	2,912,415
TCF Financial Corp.	88,344	1,458,559
Western Alliance Bancorp. (b)	52,339	2,507,038
Zions Bancorporation	112,551	4,505,417
		148,810,033
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	31,546	5,223,702
Ameriprise Financial, Inc.	82,002	10,483,956
Artisan Partners Asset Management, Inc.	24,145	707,449
CBOE Holdings, Inc.	57,847	4,767,171
E*TRADE Financial Corp. (b)	155,542	5,373,976
Eaton Vance Corp. (non-vtg.)	61,583	2,643,758
FactSet Research Systems, Inc.	22,459	3,666,656
Federated Investors, Inc. Class B (non-vtg.) (a)	52,019	1,395,150
Interactive Brokers Group, Inc.	36,073	1,256,423
Invesco Ltd.	233,205	7,681,773
Lazard Ltd. Class A	71,439	3,067,591
Legg Mason, Inc.	54,438	2,034,892
LPL Financial	48,177	2,025,361
MarketAxess Holdings, Inc.	20,480	3,942,810
Moody's Corp.	94,886	11,226,912
Morningstar, Inc.	10,206	746,365
MSCI, Inc.	47,929	4,808,237
Northern Trust Corp.	116,034	10,443,060
Raymond James Financial, Inc.	70,486	5,252,617
SEI Investments Co.	71,691	3,635,451
T. Rowe Price Group, Inc.	136,020	9,642,458
TD Ameritrade Holding Corp.	140,389	5,372,687
The NASDAQ OMX Group, Inc.	63,405	4,366,702
		109,765,157
Consumer Finance - 0.7%
Ally Financial, Inc.	247,419	4,898,896
Credit Acceptance Corp. (a)(b)	4,679	951,007
Navient Corp.	169,741	2,580,063
OneMain Holdings, Inc. (b)	29,986	699,274
Santander Consumer U.S.A. Holdings, Inc. (b)	60,492	770,668
SLM Corp. (b)	238,187	2,986,865
Synchrony Financial	472,954	13,148,121
		26,034,894
Diversified Financial Services - 0.3%
Donnelley Financial Solutions, Inc. (b)	13,542	300,903
Leucadia National Corp.	183,365	4,655,637
Valvoline, Inc. (a)	18,400	409,400
Varex Imaging Corp. (a)(b)	21,551	723,238
Voya Financial, Inc.	106,037	3,963,663
		10,052,841
Insurance - 4.4%
Alleghany Corp. (b)	8,285	5,059,650
Allied World Assurance Co. Holdings AG	49,068	2,605,020
American Financial Group, Inc.	38,345	3,731,352
American National Insurance Co.	3,896	455,520
AmTrust Financial Services, Inc. (a)	49,569	795,582
Arch Capital Group Ltd. (b)	64,519	6,256,407
Arthur J. Gallagher & Co.	98,071	5,473,343
Aspen Insurance Holdings Ltd.	33,649	1,761,525
Assurant, Inc.	31,970	3,076,793
Assured Guaranty Ltd.	69,472	2,648,967
Athene Holding Ltd. (a)	23,865	1,272,243
Axis Capital Holdings Ltd.	47,849	3,153,249
Brown & Brown, Inc.	65,486	2,809,349
Cincinnati Financial Corp.	83,643	6,029,824
CNA Financial Corp.	15,260	690,668
Erie Indemnity Co. Class A	13,227	1,637,767
Everest Re Group Ltd.	23,588	5,937,335
First American Financial Corp.	59,944	2,602,169
FNF Group	147,642	6,045,940
Hanover Insurance Group, Inc.	23,832	2,103,651
Hartford Financial Services Group, Inc.	206,866	10,004,040
Lincoln National Corp.	127,063	8,377,264
Loews Corp.	157,915	7,361,997
Markel Corp. (b)	7,712	7,477,555
Mercury General Corp.	15,451	950,082
Old Republic International Corp.	135,390	2,799,865
Principal Financial Group, Inc.	150,600	9,808,578
ProAssurance Corp.	28,540	1,766,626
Progressive Corp.	326,670	12,975,332
Reinsurance Group of America, Inc.	35,735	4,468,304
RenaissanceRe Holdings Ltd.	23,763	3,378,386
Torchmark Corp.	66,629	5,111,111
Unum Group	132,862	6,155,496
Validus Holdings Ltd.	42,244	2,335,248
W.R. Berkley Corp.	53,860	3,661,403
White Mountains Insurance Group Ltd.	2,392	2,054,584
XL Group Ltd.	148,576	6,217,906
		159,050,131
Mortgage Real Estate Investment Trusts - 0.5%
Agnc Investment Corp.	184,445	3,886,256
Annaly Capital Management, Inc.	573,405	6,771,913
Chimera Investment Corp.	105,248	2,142,849
MFA Financial, Inc.	213,150	1,771,277
Starwood Property Trust, Inc.	140,193	3,180,979
Two Harbors Investment Corp.	196,765	1,965,682
		19,718,956
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc. (a)	263,993	3,508,467
TFS Financial Corp.	30,571	505,644
		4,014,111

TOTAL FINANCIALS		477,446,123

HEALTH CARE - 9.6%
Biotechnology - 1.3%
ACADIA Pharmaceuticals, Inc. (a)(b)	53,747	1,845,135
Agios Pharmaceuticals, Inc. (a)(b)	20,225	1,005,385
Alkermes PLC (b)	83,798	4,881,234
Alnylam Pharmaceuticals, Inc. (a)(b)	42,018	2,252,165
AquaBounty Technologies, Inc. (a)(b)	383	2,976
BioMarin Pharmaceutical, Inc. (b)	96,611	9,259,198
Incyte Corp. (b)	91,545	11,377,213
Intercept Pharmaceuticals, Inc. (a)(b)	9,156	1,028,677
Intrexon Corp. (a)	31,649	659,565
Ionis Pharmaceuticals, Inc. (a)(b)	67,420	3,248,970
Juno Therapeutics, Inc. (a)(b)	35,513	885,694
Neurocrine Biosciences, Inc. (b)	48,273	2,577,778
Opko Health, Inc. (a)(b)	175,276	1,361,895
Seattle Genetics, Inc. (a)(b)	53,634	3,663,202
United Therapeutics Corp. (b)	24,762	3,112,583
		47,161,670
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (b)	22,326	2,909,524
Alere, Inc. (b)	48,544	2,386,908
Align Technology, Inc. (b)	40,277	5,422,090
C.R. Bard, Inc.	41,288	12,695,234
Dentsply Sirona, Inc.	130,313	8,240,994
DexCom, Inc. (a)(b)	46,033	3,588,733
Edwards Lifesciences Corp. (b)	118,817	13,030,660
Hill-Rom Holdings, Inc.	37,073	2,804,202
Hologic, Inc. (b)	157,787	7,124,083
IDEXX Laboratories, Inc. (b)	49,944	8,377,107
Intuitive Surgical, Inc. (b)	21,242	17,755,551
ResMed, Inc.	77,554	5,272,896
Teleflex, Inc.	24,319	5,031,358
The Cooper Companies, Inc.	26,451	5,298,929
Varian Medical Systems, Inc. (b)	53,216	4,828,820
West Pharmaceutical Services, Inc.	40,129	3,693,072
Zimmer Biomet Holdings, Inc.	103,423	12,374,562
		120,834,723
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(b)	39,765	1,732,959
AmerisourceBergen Corp. (a)	92,726	7,608,168
Brookdale Senior Living, Inc. (b)	100,400	1,304,196
Centene Corp. (b)	94,235	7,011,084
DaVita HealthCare Partners, Inc. (b)	87,973	6,071,017
Envision Healthcare Corp. (b)	65,237	3,655,229
Henry Schein, Inc. (b)	46,334	8,052,849
Laboratory Corp. of America Holdings (b)	58,008	8,129,821
LifePoint Hospitals, Inc. (a)(b)	20,782	1,291,601
MEDNAX, Inc. (a)(b)	51,119	3,085,543
Patterson Companies, Inc. (a)	47,051	2,093,299
Premier, Inc. (b)	26,146	883,735
Quest Diagnostics, Inc.	79,913	8,431,621
Tenet Healthcare Corp. (a)(b)	45,145	707,422
Universal Health Services, Inc. Class B	47,655	5,754,818
VCA, Inc. (b)	43,572	3,989,888
Wellcare Health Plans, Inc. (b)	24,688	3,787,386
		73,590,636
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (b)	104,621	1,252,313
athenahealth, Inc. (a)(b)	21,887	2,145,145
Cerner Corp. (b)	165,971	10,746,622
Inovalon Holdings, Inc. Class A (a)(b)	31,534	386,292
Veeva Systems, Inc. Class A (a)(b)	54,113	2,901,539
		17,431,911
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	183,445	10,098,647
Bio-Rad Laboratories, Inc. Class A (b)	11,863	2,589,218
Bio-Techne Corp. (a)	20,610	2,206,919
Bruker Corp.	58,420	1,424,864
Charles River Laboratories International, Inc. (b)	26,264	2,355,881
Illumina, Inc. (b)	82,202	15,195,862
Mettler-Toledo International, Inc. (b)	14,768	7,582,187
PerkinElmer, Inc.	60,530	3,596,087
QIAGEN NV	122,257	3,678,713
Quintiles Transnational Holdings, Inc. (b)	79,331	6,686,017
VWR Corp. (b)	43,858	1,239,427
Waters Corp. (b)	43,241	7,346,213
		64,000,035
Pharmaceuticals - 0.7%
Akorn, Inc. (b)	45,931	1,536,392
Endo International PLC (a)(b)	113,849	1,294,463
Mallinckrodt PLC (b)	61,555	2,888,161
Patheon NV (a)	17,314	465,920
Perrigo Co. PLC (a)	77,822	5,754,159
Zoetis, Inc. Class A	255,628	14,343,287
		26,282,382

TOTAL HEALTH CARE		349,301,357

INDUSTRIALS - 13.6%
Aerospace & Defense - 1.6%
Arconic, Inc.	247,601	6,766,935
BWX Technologies, Inc.	52,808	2,596,569
HEICO Corp.	14,015	996,046
HEICO Corp. Class A	26,660	1,634,258
Hexcel Corp.	53,347	2,760,707
Huntington Ingalls Industries, Inc.	25,956	5,214,301
L3 Technologies, Inc.	43,192	7,419,090
Orbital ATK, Inc.	33,125	3,279,375
Rockwell Collins, Inc.	91,192	9,492,175
Spirit AeroSystems Holdings, Inc. Class A	67,884	3,880,249
Textron, Inc.	150,447	7,019,857
TransDigm Group, Inc. (a)	28,215	6,961,487
		58,021,049
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (a)	79,352	5,768,890
Expeditors International of Washington, Inc.	101,285	5,681,076
		11,449,966
Airlines - 1.1%
Alaska Air Group, Inc.	66,729	5,677,971
American Airlines Group, Inc.	298,389	12,717,339
Copa Holdings SA Class A (a)	17,436	2,029,899
JetBlue Airways Corp. (b)	179,420	3,916,739
Spirit Airlines, Inc. (b)	39,998	2,290,685
United Continental Holdings, Inc. (b)	178,887	12,559,656
		39,192,289
Building Products - 1.4%
A.O. Smith Corp.	81,373	4,384,377
Allegion PLC	53,455	4,203,701
Armstrong World Industries, Inc. (b)	27,011	1,262,764
Fortune Brands Home & Security, Inc.	84,949	5,414,649
Johnson Controls International PLC	517,531	21,513,764
Lennox International, Inc.	22,186	3,669,343
Masco Corp.	185,175	6,855,179
Owens Corning	63,952	3,891,479
USG Corp. (a)(b)	48,600	1,472,580
		52,667,836
Commercial Services & Supplies - 0.9%
Cintas Corp.	49,657	6,081,493
Clean Harbors, Inc. (b)	29,396	1,708,202
Copart, Inc. (b)	109,811	3,393,160
Covanta Holding Corp.	66,598	969,001
KAR Auction Services, Inc.	77,497	3,380,419
LSC Communications, Inc.	13,820	357,523
Pitney Bowes, Inc.	102,793	1,366,119
R.R. Donnelley & Sons Co.	36,844	463,129
Republic Services, Inc.	134,176	8,451,746
Rollins, Inc. (a)	52,494	2,038,342
Stericycle, Inc. (b)	45,982	3,924,104
		32,133,238
Construction & Engineering - 0.5%
AECOM (b)	85,779	2,934,500
Chicago Bridge & Iron Co. NV (a)	56,905	1,711,702
Fluor Corp.	78,323	4,019,536
Jacobs Engineering Group, Inc.	67,807	3,723,960
KBR, Inc.	79,897	1,122,553
Quanta Services, Inc. (b)	79,086	2,802,808
Valmont Industries, Inc.	12,178	1,855,318
		18,170,377
Electrical Equipment - 0.8%
Acuity Brands, Inc. (a)	24,217	4,264,614
AMETEK, Inc.	130,746	7,478,671
Hubbell, Inc. Class B	30,759	3,479,766
Regal Beloit Corp.	25,007	1,971,802
Rockwell Automation, Inc.	72,924	11,474,591
		28,669,444
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	35,072	3,555,950
ITT, Inc.	51,388	2,164,976
Roper Technologies, Inc.	56,105	12,270,164
		17,991,090
Machinery - 3.9%
AGCO Corp.	38,004	2,431,876
Allison Transmission Holdings, Inc.	80,032	3,095,638
Colfax Corp. (b)	53,686	2,172,672
Crane Co.	26,629	2,127,923
Cummins, Inc.	89,320	13,481,961
Donaldson Co., Inc.	71,414	3,305,040
Dover Corp.	85,740	6,763,171
Flowserve Corp.	72,827	3,704,709
Graco, Inc.	31,386	3,384,980
IDEX Corp.	42,759	4,479,433
Ingersoll-Rand PLC	145,129	12,880,199
Lincoln Electric Holdings, Inc.	34,595	3,079,993
Middleby Corp. (b)	31,663	4,310,284
Nordson Corp.	32,005	4,007,026
Oshkosh Corp.	40,986	2,844,019
PACCAR, Inc.	191,419	12,773,390
Parker Hannifin Corp.	74,663	12,005,810
Pentair PLC	92,956	5,996,592
Snap-On, Inc.	32,274	5,406,863
Stanley Black & Decker, Inc.	84,320	11,480,168
Terex Corp.	57,766	2,020,655
Timken Co.	39,380	1,900,085
Toro Co.	60,063	3,899,290
Trinity Industries, Inc.	84,522	2,273,642
WABCO Holdings, Inc. (b)	29,852	3,548,507
Wabtec Corp.	48,053	4,031,166
Xylem, Inc.	100,457	5,164,494
		142,569,586
Marine - 0.0%
Kirby Corp. (a)(b)	28,840	2,036,104
Professional Services - 1.0%
Dun & Bradstreet Corp.	20,419	2,238,127
Equifax, Inc.	66,708	9,026,259
Manpower, Inc.	37,406	3,777,258
Nielsen Holdings PLC (a)	203,582	8,373,328
Robert Half International, Inc.	71,647	3,299,344
TransUnion Holding Co., Inc. (b)	29,281	1,172,118
Verisk Analytics, Inc. (b)	86,931	7,198,756
		35,085,190
Road & Rail - 0.6%
AMERCO	3,397	1,272,041
Avis Budget Group, Inc. (b)	44,843	1,367,712
Genesee & Wyoming, Inc. Class A (b)	34,207	2,317,866
J.B. Hunt Transport Services, Inc.	49,684	4,454,667
Kansas City Southern	60,712	5,468,330
Landstar System, Inc.	23,020	1,967,059
Old Dominion Freight Lines, Inc.	37,985	3,362,432
Ryder System, Inc.	30,092	2,043,548
		22,253,655
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	55,249	2,107,197
Fastenal Co.	160,468	7,169,710
HD Supply Holdings, Inc. (b)	112,532	4,535,040
Herc Holdings, Inc. (b)	13,689	622,439
MSC Industrial Direct Co., Inc. Class A	24,705	2,211,839
United Rentals, Inc. (b)	49,207	5,396,040
W.W. Grainger, Inc. (a)	31,266	6,024,958
Watsco, Inc.	14,629	2,030,505
WESCO International, Inc. (b)	26,286	1,602,132
		31,699,860
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	41,984	3,416,238

TOTAL INDUSTRIALS		495,355,922

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)(b)	21,824	3,047,503
Arris International PLC (b)	105,868	2,751,509
Brocade Communications Systems, Inc.	225,618	2,836,018
CommScope Holding Co., Inc. (b)	72,227	3,036,423
EchoStar Holding Corp. Class A (b)	25,263	1,454,138
F5 Networks, Inc. (b)	37,403	4,829,849
Harris Corp.	69,702	7,798,957
Juniper Networks, Inc.	208,099	6,257,537
Motorola Solutions, Inc.	92,054	7,913,882
Palo Alto Networks, Inc. (b)	48,414	5,248,562
		45,174,378
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	170,413	12,322,564
Arrow Electronics, Inc. (b)	51,321	3,618,131
Avnet, Inc.	72,556	2,807,192
CDW Corp.	90,737	5,361,649
Cognex Corp.	45,423	3,876,399
Dolby Laboratories, Inc. Class A	28,202	1,487,091
Fitbit, Inc. (a)(b)	66,896	382,645
FLIR Systems, Inc.	77,034	2,829,459
IPG Photonics Corp. (b)	20,077	2,536,127
Jabil Circuit, Inc.	104,817	3,041,789
Keysight Technologies, Inc. (b)	106,634	3,991,311
National Instruments Corp.	56,018	1,955,588
Trimble, Inc. (b)	140,884	4,991,520
VeriFone Systems, Inc. (b)	60,781	1,126,880
Zebra Technologies Corp. Class A (b)	29,057	2,739,203
		53,067,548
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (b)	97,467	5,939,639
CommerceHub, Inc.:
Series A (b)	6,419	102,704
Series C (b)	15,571	247,890
CoStar Group, Inc. (b)	17,826	4,294,105
GoDaddy, Inc. (a)(b)	26,461	1,029,862
IAC/InterActiveCorp (b)	39,661	3,292,260
Match Group, Inc. (a)(b)	15,917	296,534
Nutanix, Inc. Class A (b)	7,928	120,426
Pandora Media, Inc. (a)(b)	127,139	1,379,458
Twilio, Inc. Class A (a)	10,433	344,811
Twitter, Inc. (a)(b)	357,188	5,886,458
VeriSign, Inc. (a)(b)	49,917	4,438,620
Yelp, Inc. (b)	39,232	1,389,205
Zillow Group, Inc.:
Class A (b)	28,496	1,096,811
Class C (a)(b)	57,240	2,232,360
		32,091,143
IT Services - 3.5%
Alliance Data Systems Corp.	30,906	7,715,065
Amdocs Ltd.	82,411	5,046,850
Black Knight Financial Services, Inc. Class A (a)(b)	13,209	546,853
Booz Allen Hamilton Holding Corp. Class A	65,313	2,346,696
Broadridge Financial Solutions, Inc.	65,793	4,601,562
Conduent, Inc. (b)	110,289	1,798,814
CoreLogic, Inc. (b)	45,906	1,962,022
CSRA, Inc.	91,836	2,670,591
DST Systems, Inc.	18,472	2,274,088
Euronet Worldwide, Inc. (b)	27,303	2,255,774
Fidelity National Information Services, Inc.	182,245	15,343,207
First Data Corp. Class A (b)	175,914	2,747,777
Fiserv, Inc. (b)	124,922	14,883,207
FleetCor Technologies, Inc. (b)	51,678	7,293,833
Gartner, Inc. (b)	48,556	5,539,754
Genpact Ltd.	81,111	1,980,731
Global Payments, Inc.	86,709	7,089,328
Jack Henry & Associates, Inc.	44,382	4,301,503
Leidos Holdings, Inc.	73,724	3,882,306
Paychex, Inc.	181,263	10,745,271
Sabre Corp. (a)	116,559	2,728,646
Square, Inc. (b)	27,460	500,870
Teradata Corp. (a)(b)	74,465	2,172,889
The Western Union Co.	274,440	5,450,378
Total System Services, Inc.	92,650	5,309,772
Vantiv, Inc. (b)	86,378	5,358,891
WEX, Inc. (b)	21,680	2,199,653
		128,746,331
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	204,054	15,548,915
Cree, Inc. (a)(b)	54,175	1,185,349
Cypress Semiconductor Corp. (a)	175,308	2,456,065
First Solar, Inc. (a)(b)	43,693	1,291,128
KLA-Tencor Corp.	87,855	8,629,118
Lam Research Corp.	89,673	12,989,134
Marvell Technology Group Ltd.	225,766	3,391,005
Maxim Integrated Products, Inc.	159,643	7,048,238
Microchip Technology, Inc. (a)	118,676	8,969,532
Micron Technology, Inc. (b)	582,488	16,117,443
NVIDIA Corp.	286,277	29,858,695
ON Semiconductor Corp. (b)	231,335	3,280,330
Qorvo, Inc. (a)(b)	71,164	4,841,287
Skyworks Solutions, Inc.	106,770	10,649,240
SunPower Corp. (a)(b)	30,835	213,995
Teradyne, Inc.	113,551	4,004,944
Xilinx, Inc.	142,951	9,021,638
		139,496,056
Software - 3.5%
ANSYS, Inc. (b)	49,171	5,416,677
Atlassian Corp. PLC (a)(b)	13,835	477,031
Autodesk, Inc. (b)	119,572	10,769,850
CA Technologies, Inc.	162,723	5,342,196
Cadence Design Systems, Inc. (b)	154,623	5,036,071
CDK Global, Inc.	81,205	5,279,137
Citrix Systems, Inc. (b)	87,909	7,115,354
Electronic Arts, Inc. (b)	163,798	15,531,326
FireEye, Inc. (a)(b)	84,497	1,057,057
Fortinet, Inc. (b)	81,292	3,170,388
Guidewire Software, Inc. (b)	40,950	2,518,016
Manhattan Associates, Inc. (b)	39,209	1,830,668
Nuance Communications, Inc. (b)	126,078	2,255,535
Parametric Technology Corp. (b)	64,092	3,464,173
Red Hat, Inc. (b)	102,150	8,997,372
ServiceNow, Inc. (b)	88,986	8,407,397
Splunk, Inc. (a)(b)	73,169	4,705,498
SS&C Technologies Holdings, Inc.	94,849	3,484,752
Symantec Corp.	345,552	10,929,810
Synopsys, Inc. (b)	84,434	6,222,786
Tableau Software, Inc. (b)	30,011	1,610,990
Tyler Technologies, Inc. (b)	18,611	3,044,573
Ultimate Software Group, Inc. (a)(b)	15,488	3,138,953
Workday, Inc. Class A (a)(b)	64,902	5,672,435
Zynga, Inc. (b)	404,926	1,170,236
		126,648,281
Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp. (b)	69,261	2,857,016
NetApp, Inc.	151,518	6,037,992
Western Digital Corp.	159,086	14,169,790
Xerox Corp.	560,980	4,033,446
		27,098,244

TOTAL INFORMATION TECHNOLOGY		552,321,981

MATERIALS - 5.7%
Chemicals - 2.0%
Albemarle Corp. U.S.	62,373	6,793,043
Ashland Global Holdings, Inc.	34,682	4,283,227
Axalta Coating Systems (b)	93,277	2,926,099
Cabot Corp.	33,247	2,001,137
Celanese Corp. Class A	82,377	7,170,094
CF Industries Holdings, Inc. (a)	130,911	3,500,560
Eastman Chemical Co.	82,509	6,580,093
FMC Corp.	74,360	5,445,383
Huntsman Corp.	111,871	2,771,045
International Flavors & Fragrances, Inc. (a)	44,427	6,157,138
NewMarket Corp.	4,039	1,901,157
Platform Specialty Products Corp. (a)(b)	106,147	1,504,103
RPM International, Inc.	73,271	3,851,124
The Mosaic Co.	195,067	5,253,154
The Scotts Miracle-Gro Co. Class A	24,817	2,397,322
Valspar Corp.	44,154	4,964,676
W.R. Grace & Co.	40,484	2,822,544
Westlake Chemical Corp.	21,071	1,311,670
		71,633,569
Construction Materials - 0.5%
Eagle Materials, Inc.	25,663	2,462,878
Martin Marietta Materials, Inc.	35,488	7,814,103
Vulcan Materials Co.	75,448	9,120,154
		19,397,135
Containers & Packaging - 1.7%
Aptargroup, Inc.	34,977	2,808,653
Avery Dennison Corp.	49,483	4,117,480
Ball Corp.	96,564	7,424,806
Bemis Co., Inc.	53,163	2,388,614
Berry Global Group, Inc. (b)	70,691	3,534,550
Crown Holdings, Inc. (b)	74,791	4,195,027
Graphic Packaging Holding Co.	179,668	2,439,891
International Paper Co.	230,009	12,413,586
Owens-Illinois, Inc. (b)	91,954	2,006,436
Packaging Corp. of America	52,074	5,143,870
Sealed Air Corp.	109,355	4,813,807
Silgan Holdings, Inc.	20,673	1,253,197
Sonoco Products Co.	55,584	2,907,599
WestRock Co.	141,495	7,578,472
		63,025,988
Metals & Mining - 1.4%
Alcoa Corp.	82,187	2,772,168
Compass Minerals International, Inc. (a)	18,724	1,235,784
Freeport-McMoRan, Inc. (b)	814,596	10,386,099
Newmont Mining Corp.	299,320	10,120,009
Nucor Corp.	177,803	10,904,658
Reliance Steel & Aluminum Co.	39,924	3,146,810
Royal Gold, Inc. (a)	36,758	2,598,055
Southern Copper Corp. (a)	46,115	1,631,088
Steel Dynamics, Inc.	131,496	4,752,265
Tahoe Resources, Inc.	172,148	1,394,789
United States Steel Corp.	86,314	1,926,528
		50,868,253
Paper & Forest Products - 0.1%
Domtar Corp.	35,515	1,408,170

TOTAL MATERIALS		206,333,115

REAL ESTATE - 10.0%
Equity Real Estate Investment Trusts (REITs) - 9.6%
Alexandria Real Estate Equities, Inc.	49,681	5,589,609
American Campus Communities, Inc.	72,871	3,453,357
American Homes 4 Rent Class A	101,067	2,329,594
Apartment Investment & Management Co. Class A	86,805	3,796,851
Apple Hospitality (REIT), Inc.	95,809	1,794,503
AvalonBay Communities, Inc.	77,158	14,647,675
Boston Properties, Inc.	85,737	10,854,304
Brandywine Realty Trust (SBI)	98,015	1,663,315
Brixmor Property Group, Inc.	108,499	2,142,855
Camden Property Trust (SBI)	47,547	3,914,545
Care Capital Properties, Inc.	47,251	1,269,634
Colony NorthStar, Inc.	303,779	3,970,392
Columbia Property Trust, Inc.	70,265	1,580,963
Communications Sales & Leasing, Inc.	68,670	1,885,678
Corporate Office Properties Trust (SBI)	51,470	1,685,128
Corrections Corp. of America	65,755	2,265,260
CubeSmart (a)	99,899	2,531,441
CyrusOne, Inc.	43,738	2,389,844
DCT Industrial Trust, Inc.	50,638	2,560,257
DDR Corp.	175,014	1,891,901
Digital Realty Trust, Inc.	89,533	10,281,970
Douglas Emmett, Inc.	78,290	2,949,184
Duke Realty Corp.	192,769	5,345,484
Empire State Realty Trust, Inc.	69,217	1,439,714
EPR Properties	35,419	2,575,315
Equinix, Inc.	42,330	17,681,241
Equity Commonwealth (b)	68,721	2,198,385
Equity Lifestyle Properties, Inc.	42,566	3,444,015
Essex Property Trust, Inc.	36,505	8,924,377
Extra Space Storage, Inc.	67,094	5,067,610
Federal Realty Investment Trust (SBI)	39,358	5,151,569
Forest City Realty Trust, Inc. Class A	127,854	2,889,500
Gaming & Leisure Properties	104,290	3,629,292
General Growth Properties, Inc.	326,250	7,050,263
HCP, Inc.	264,132	8,280,538
Healthcare Trust of America, Inc.	75,724	2,414,838
Highwoods Properties, Inc. (SBI)	53,973	2,746,146
Hospitality Properties Trust (SBI)	90,282	2,873,676
Host Hotels & Resorts, Inc.	415,342	7,455,389
Iron Mountain, Inc.	145,044	5,041,729
Kilroy Realty Corp.	53,477	3,771,733
Kimco Realty Corp.	224,996	4,565,169
Lamar Advertising Co. Class A (a)	45,893	3,307,509
Liberty Property Trust (SBI)	81,670	3,313,352
Life Storage, Inc.	25,849	2,026,303
Mid-America Apartment Communities, Inc.	63,682	6,317,891
National Retail Properties, Inc.	79,626	3,361,810
Omega Healthcare Investors, Inc.	102,482	3,381,906
Outfront Media, Inc.	77,504	2,027,505
Paramount Group, Inc.	100,678	1,651,119
Piedmont Office Realty Trust, Inc. Class A (a)	80,773	1,764,890
Prologis, Inc.	293,948	15,993,711
Quality Care Properties, Inc. (b)	52,558	911,881
Rayonier, Inc.	70,820	1,998,540
Realty Income Corp.	152,141	8,877,427
Regency Centers Corp.	80,285	5,072,406
Retail Properties America, Inc.	133,000	1,774,220
SBA Communications Corp. Class A (b)	70,072	8,863,407
Senior Housing Properties Trust (SBI)	132,308	2,847,268
SL Green Realty Corp.	54,312	5,698,958
Spirit Realty Capital, Inc.	267,265	2,517,636
Store Capital Corp.	98,715	2,368,173
Sun Communities, Inc.	37,388	3,126,011
Tanger Factory Outlet Centers, Inc.	52,234	1,629,178
Taubman Centers, Inc.	33,125	2,071,969
The Macerich Co.	79,930	4,990,030
UDR, Inc.	150,502	5,619,745
Ventas, Inc.	190,513	12,194,737
VEREIT, Inc.	538,243	4,505,094
Vornado Realty Trust	97,010	9,336,242
Weingarten Realty Investors (SBI)	65,424	2,143,944
Welltower, Inc.	201,239	14,376,514
Weyerhaeuser Co.	417,849	14,152,546
WP Carey, Inc.	57,982	3,629,673
		349,845,838
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (b)	167,370	5,993,520
Howard Hughes Corp. (b)	20,252	2,493,224
Invitation Homes, Inc.	49,689	1,070,798
Jones Lang LaSalle, Inc.	25,384	2,915,606
Realogy Holdings Corp.	81,362	2,485,609
		14,958,757

TOTAL REAL ESTATE		364,804,595

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc. (a)	303,293	7,785,531
Frontier Communications Corp. (a)	636,479	1,196,581
Level 3 Communications, Inc. (b)	164,650	10,004,134
Zayo Group Holdings, Inc. (b)	91,822	3,220,198
		22,206,444
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)(b)	424,717	3,835,195
Telephone & Data Systems, Inc.	53,221	1,461,449
U.S. Cellular Corp. (b)	7,203	282,214
		5,578,858

TOTAL TELECOMMUNICATION SERVICES		27,785,302

UTILITIES - 6.2%
Electric Utilities - 2.5%
Alliant Energy Corp.	127,790	5,024,703
Edison International	177,493	14,194,115
Entergy Corp.	101,613	7,749,007
Eversource Energy	179,692	10,673,705
FirstEnergy Corp.	237,459	7,109,522
Great Plains Energy, Inc.	120,322	3,560,328
Hawaiian Electric Industries, Inc.	60,112	2,014,954
OGE Energy Corp.	111,434	3,875,675
Pinnacle West Capital Corp.	61,727	5,252,350
PPL Corp.	380,668	14,507,257
Westar Energy, Inc.	79,030	4,111,931
Xcel Energy, Inc.	285,742	12,872,677
		90,946,224
Gas Utilities - 0.3%
Atmos Energy Corp.	57,031	4,620,652
National Fuel Gas Co. (a)	42,057	2,329,117
UGI Corp.	96,169	4,823,837
		11,773,606
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (b)	207,760	2,119,152
NRG Energy, Inc.	177,117	2,993,277
The AES Corp.	370,985	4,195,840
		9,308,269
Multi-Utilities - 2.8%
Ameren Corp.	136,820	7,482,686
Avangrid, Inc.	32,349	1,407,182
CenterPoint Energy, Inc.	241,138	6,879,667
CMS Energy Corp.	158,028	7,174,471
Consolidated Edison, Inc.	171,547	13,600,246
DTE Energy Co.	100,226	10,482,637
MDU Resources Group, Inc.	108,134	2,908,805
NiSource, Inc.	180,118	4,367,862
Public Service Enterprise Group, Inc.	283,698	12,496,897
SCANA Corp.	72,707	4,821,201
Sempra Energy	140,411	15,869,251
Vectren Corp.	45,955	2,730,646
WEC Energy Group, Inc.	177,388	10,735,522
		100,957,073
Water Utilities - 0.3%
American Water Works Co., Inc.	100,886	8,046,667
Aqua America, Inc.	100,464	3,324,354
		11,371,021

TOTAL UTILITIES		224,356,193

TOTAL COMMON STOCKS
(Cost $3,201,508,518)		3,623,937,082
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.55% 8/17/17 (c)
(Cost $998,362)	1,000,000	997,604
	Shares	Value

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 0.85% (d)	31,276,391	$31,282,646
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	282,852,897	282,881,183
TOTAL MONEY MARKET FUNDS
(Cost $314,145,778)		314,163,829
TOTAL INVESTMENT PORTFOLIO - 108.2%
(Cost $3,516,652,658)		3,939,098,515
NET OTHER ASSETS (LIABILITIES) - (8.2)%		(298,490,414)
NET ASSETS - 100%		$3,640,608,101

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
94 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2017	16,262,000	$250,550

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $666,399.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$162,022
Fidelity Securities Lending Cash Central Fund	720,191
Total	$882,213

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$548,647,979	$548,647,979	$--	$--
Consumer Staples	175,418,008	175,418,008	--	--
Energy	202,166,507	202,166,507	--	--
Financials	477,446,123	477,446,123	--	--
Health Care	349,301,357	349,301,357	--	--
Industrials	495,355,922	495,355,922	--	--
Information Technology	552,321,981	552,321,981	--	--
Materials	206,333,115	206,333,115	--	--
Real Estate	364,804,595	364,804,595	--	--
Telecommunication Services	27,785,302	27,785,302	--	--
Utilities	224,356,193	224,356,193	--	--
U.S. Government and Government Agency Obligations	997,604	--	997,604	--
Money Market Funds	314,163,829	314,163,829	--	--
Total Investments in Securities:	$3,939,098,515	$3,938,100,911	$997,604	$--
Derivative Instruments:
Assets
Futures Contracts	$250,550	$250,550	$--	$--
Total Assets	$250,550	$250,550	$--	$--
Total Derivative Instruments:	$250,550	$250,550	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$250,550	$0
Total Equity Risk	250,550	0
Total Value of Derivatives	$250,550	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value (including securities loaned of $273,175,437) — See accompanying schedule: Unaffiliated issuers (cost $3,202,506,880)	$3,624,934,686
Fidelity Central Funds (cost $314,145,778)	314,163,829
Total Investments (cost $3,516,652,658)		$3,939,098,515
Receivable for fund shares sold		24,265,565
Dividends receivable		1,581,306
Distributions receivable from Fidelity Central Funds		72,114
Total assets		3,965,017,500
Liabilities
Payable for investments purchased	$38,000,438
Payable for fund shares redeemed	3,157,664
Accrued management fee	120,185
Payable for daily variation margin for derivative instruments	169,979
Other affiliated payables	85,692
Collateral on securities loaned	282,875,441
Total liabilities		324,409,399
Net Assets		$3,640,608,101
Net Assets consist of:
Paid in capital		$3,225,759,337
Undistributed net investment income		14,194,624
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,042,267)
Net unrealized appreciation (depreciation) on investments		422,696,407
Net Assets		$3,640,608,101
Investor Class:
Net Asset Value, offering price and redemption price per share ($64,901,685 ÷ 3,377,438 shares)		$19.22
Premium Class:
Net Asset Value, offering price and redemption price per share ($2,642,106,726 ÷ 137,302,135 shares)		$19.24
Institutional Class:
Net Asset Value, offering price and redemption price per share ($742,198,613 ÷ 38,561,820 shares)		$19.25
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($191,401,077 ÷ 9,944,949 shares)		$19.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2017
Investment Income
Dividends		$42,242,807
Interest		4,993
Income from Fidelity Central Funds (including $720,191 from security lending)		882,213
Total income		43,130,013
Expenses
Management fee	$1,238,150
Transfer agent fees	869,129
Independent trustees' fees and expenses	9,766
Interest	6,949
Miscellaneous	7,872
Total expenses before reductions	2,131,866
Expense reductions	(319,664)	1,812,202
Net investment income (loss)		41,317,811
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,409,067
Fidelity Central Funds	(10,987)
Foreign currency transactions	(133,651)
Futures contracts	2,467,241
Total net realized gain (loss)		10,731,670
Change in net unrealized appreciation (depreciation) on: Investment securities	326,412,051
Assets and liabilities in foreign currencies	26
Futures contracts	(2,053)
Total change in net unrealized appreciation (depreciation)		326,410,024
Net gain (loss)		337,141,694
Net increase (decrease) in net assets resulting from operations		$378,459,505

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2017	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,317,811	$23,957,024
Net realized gain (loss)	10,731,670	27,867,268
Change in net unrealized appreciation (depreciation)	326,410,024	(75,089,164)
Net increase (decrease) in net assets resulting from operations	378,459,505	(23,264,872)
Distributions to shareholders from net investment income	(31,858,285)	(18,893,181)
Distributions to shareholders from net realized gain	(21,673,727)	(38,624,139)
Total distributions	(53,532,012)	(57,517,320)
Share transactions - net increase (decrease)	1,737,408,713	343,400,046
Redemption fees	48,069	31,727
Total increase (decrease) in net assets	2,062,384,275	262,649,581
Net Assets
Beginning of period	1,578,223,826	1,315,574,245
End of period	$3,640,608,101	$1,578,223,826
Other Information
Undistributed net investment income end of period	$14,194,624	$7,117,291

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Investor Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.84	$17.95	$16.26	$13.66	$11.68
Income from Investment Operations
Net investment income (loss)A	.27	.27	.23	.20	.18
Net realized and unrealized gain (loss)	2.49	(.71)	1.88	2.65	1.99
Total from investment operations	2.76	(.44)	2.11	2.85	2.17
Distributions from net investment income	(.22)	(.21)	(.19)	(.13)	(.15)
Distributions from net realized gain	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.38)	(.67)	(.42)B	(.25)C	(.19)
Redemption fees added to paid in capitalA,D	–	–	–	–	–
Net asset value, end of period	$19.22	$16.84	$17.95	$16.26	$13.66
Total ReturnE	16.54%	(2.31)%	13.08%	20.99%	18.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%	.33%	.33%	.33%	.33%
Expenses net of fee waivers, if any	.20%	.22%	.22%	.22%	.25%
Expenses net of all reductions	.20%	.22%	.22%	.22%	.25%
Net investment income (loss)	1.52%	1.58%	1.31%	1.35%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$64,902	$50,008	$35,791	$15,099	$5,140
Portfolio turnover rateH	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Premium Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.87	$17.98	$16.28	$13.68	$11.69
Income from Investment Operations
Net investment income (loss)A	.30	.29	.25	.23	.21
Net realized and unrealized gain (loss)	2.47	(.71)	1.89	2.64	1.98
Total from investment operations	2.77	(.42)	2.14	2.87	2.19
Distributions from net investment income	(.24)	(.23)	(.21)	(.16)	(.16)
Distributions from net realized gain	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.40)	(.69)	(.44)B	(.27)	(.20)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$19.24	$16.87	$17.98	$16.28	$13.68
Total ReturnD	16.60%	(2.17)%	13.28%	21.14%	19.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.07%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.07%	.08%	.08%	.08%	.09%
Net investment income (loss)	1.64%	1.72%	1.45%	1.49%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$2,642,107	$1,249,498	$986,564	$519,385	$198,767
Portfolio turnover rateG	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Institutional Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.87	$17.98	$16.29	$13.68	$11.70
Income from Investment Operations
Net investment income (loss)A	.30	.29	.26	.23	.21
Net realized and unrealized gain (loss)	2.48	(.70)	1.88	2.65	1.98
Total from investment operations	2.78	(.41)	2.14	2.88	2.19
Distributions from net investment income	(.24)	(.23)	(.21)	(.16)	(.16)
Distributions from net realized gain	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.40)	(.70)B	(.45)	(.27)	(.21)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–
Net asset value, end of period	$19.25	$16.87	$17.98	$16.29	$13.68
Total ReturnE	16.68%	(2.15)%	13.24%	21.24%	19.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%	.14%	.14%	.14%	.14%
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06%	.07%
Expenses net of all reductions	.06%	.06%	.06%	.06%	.07%
Net investment income (loss)	1.66%	1.74%	1.47%	1.51%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$742,199	$271,119	$268,052	$88,657	$42,952
Portfolio turnover rateH	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.70 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.464 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.044 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Institutional Premium Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.87	$17.98	$16.29	$13.68	$11.70
Income from Investment Operations
Net investment income (loss)A	.31	.31	.26	.23	.22
Net realized and unrealized gain (loss)	2.48	(.72)	1.88	2.65	1.97
Total from investment operations	2.79	(.41)	2.14	2.88	2.19
Distributions from net investment income	(.25)	(.24)	(.22)	(.16)	(.17)
Distributions from net realized gain	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.41)	(.70)	(.45)B	(.27)	(.21)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$19.25	$16.87	$17.98	$16.29	$13.68
Total ReturnD	16.70%	(2.13)%	13.26%	21.26%	19.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.05%
Expenses net of all reductions	.04%	.04%	.04%	.04%	.05%
Net investment income (loss)	1.67%	1.76%	1.49%	1.53%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$191,401	$7,598	$25,167	$4,263	$996
Portfolio turnover rateG	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	25.66%	12.98%	14.77%
Premium Class	25.86%	13.14%	14.93%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Index Fund - Investor Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$21,771	Fidelity® Small Cap Index Fund - Investor Class
$21,817	Russell 2000® Index

Fidelity® Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 17.92% for the year ending April 30, 2017, rising sharply following the November election and continuing to gain ground through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act (ACA), and were relatively flat through April 30. In a stark reversal from 2016, growth-oriented stocks topped their value counterparts through the first third of 2017. Sector-wise, information technology (+35%) fared best, anchored by twin rallies in the June 2016 and March 2017 quarters as growth regained favor. Financials (+27%) also handily outperformed, riding an uptick in bond yields and a surge in banks, particularly post-election. Industrials (+19%) and materials (+16%) did well amid a call for increased infrastructure spending and a rise in commodity prices, respectively. Conversely, consumer staples (+9%), real estate (+5%) and telecommunication services (0%) were held back amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of one or two additional interest rate hikes later in 2017. Energy (+2%) also struggled this period.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes delivered returns roughly in line with the 25.63% gain of the Russell 2000® Index. In a very strong market environment, every sector within the benchmark except energy (-1%) gained ground, while economically sensitive sectors such as materials (+37%) and information technology (+35%) performed especially well. Semiconductor manufacturer Advanced Micro Devices (+275%) was the top absolute contributor in the index this period. Other tech firms adding value were photonics manufacturer Coherent (+131%) and video game maker Take-Two Interactive Software (+84%). In materials, shares of Chemours rose 337%. Several drug-manufacturing stocks also added value, led by Exelixis (+386%) and Ariad Pharmaceuticals (+234%). Other pharma-related stocks struggled this period. Impax Laboratories returned -58%, dropping in March after the biotech company reported disappointing financial results. Ophthotech, which specializes in treatments of eye diseases, fared worse, as poor results from two important late-stage drug trials caused the stock to return -94%. Elsewhere, Dynegy, a Houston-based electric utility company, returned -64% this period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Advanced Micro Devices, Inc.	0.5	0.3
The Chemours Co. LLC	0.4	0.2
Take-Two Interactive Software, Inc.	0.3	0.2
LogMeIn, Inc.	0.3	0.2
Microsemi Corp.	0.3	0.3
Olin Corp.	0.3	0.2
Coherent, Inc.	0.3	0.2
Exelixis, Inc.	0.3	0.2
New Residential Investment Corp.	0.3	0.2
XPO Logistics, Inc.	0.3	0.2
	3.3

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	18.0
Information Technology	17.3	17.8
Industrials	14.3	14.1
Health Care	12.9	13.0
Consumer Discretionary	12.2	12.5
Real Estate	7.8	8.2
Materials	4.9	4.5
Utilities	3.7	3.9
Energy	3.0	3.2
Consumer Staples	2.9	3.1

Asset Allocation (% of fund's net assets)

As of April 30, 2017 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.6%

As of October 31, 2016 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.6%

Fidelity® Small Cap Index Fund

Investments April 30, 2017

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	135,859	$2,389,760
Cooper Tire & Rubber Co.	89,540	3,429,382
Cooper-Standard Holding, Inc. (a)	24,012	2,715,037
Dana Holding Corp.	239,528	4,651,634
Dorman Products, Inc. (a)	42,779	3,557,074
Fox Factory Holding Corp. (a)	36,106	1,084,985
Gentherm, Inc. (a)	59,132	2,196,754
Horizon Global Corp. (a)	34,489	485,950
Lci Industries	38,339	3,877,990
Modine Manufacturing Co. (a)	76,370	924,077
Motorcar Parts of America, Inc. (a)	29,869	905,628
Spartan Motors, Inc.	52,836	435,897
Standard Motor Products, Inc.	34,757	1,766,698
Stoneridge, Inc. (a)	43,223	847,603
Strattec Security Corp.	6,037	194,090
Superior Industries International, Inc.	40,777	886,900
Tenneco, Inc.	86,133	5,428,963
Tower International, Inc.	33,611	910,858
Unique Fabricating, Inc. (b)	10,188	118,283
Workhorse Group, Inc. (a)(b)	23,300	47,532
		36,855,095
Automobiles - 0.1%
REV Group, Inc.	20,097	566,735
Winnebago Industries, Inc. (b)	43,598	1,251,263
		1,817,998
Distributors - 0.1%
Core-Mark Holding Co., Inc.	73,912	2,588,398
Weyco Group, Inc.	10,124	283,067
		2,871,465
Diversified Consumer Services - 1.0%
American Public Education, Inc. (a)	24,619	544,080
Ascent Capital Group, Inc. (a)	16,850	215,849
Bridgepoint Education, Inc. (a)	28,398	346,456
Bright Horizons Family Solutions, Inc. (a)	70,880	5,395,386
Cambium Learning Group, Inc. (a)	18,464	89,920
Capella Education Co.	18,377	1,751,328
Career Education Corp. (a)	107,865	1,094,830
Carriage Services, Inc. (b)	24,612	673,138
Chegg, Inc. (a)(b)	129,142	1,163,569
Collectors Universe, Inc.	11,898	324,934
DeVry, Inc. (b)	100,916	3,819,671
Grand Canyon Education, Inc. (a)	72,594	5,456,165
Houghton Mifflin Harcourt Co. (a)	200,624	2,307,176
K12, Inc. (a)	54,658	1,030,303
Laureate Education, Inc. Class A	57,239	790,471
Liberty Tax, Inc.	10,857	152,541
Regis Corp. (a)	59,085	644,617
Sotheby's Class A (Ltd. vtg.) (a)(b)	79,619	3,770,756
Strayer Education, Inc.	17,175	1,489,244
Weight Watchers International, Inc. (a)(b)	44,889	937,282
		31,997,716
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd. Class A (a)	134,878	1,672,487
Biglari Holdings, Inc. (a)	1,718	732,950
BJ's Restaurants, Inc. (a)	34,297	1,546,795
Bloomin' Brands, Inc.	168,321	3,650,882
Bob Evans Farms, Inc.	32,109	2,142,955
Bojangles', Inc. (a)	15,584	342,069
Boyd Gaming Corp. (a)	133,243	3,021,951
Buffalo Wild Wings, Inc. (a)	26,232	4,132,852
Caesars Acquisition Co. (a)	76,751	1,339,305
Caesars Entertainment Corp. (a)(b)	90,967	1,009,734
Carrols Restaurant Group, Inc. (a)	55,789	781,046
Century Casinos, Inc. (a)	33,988	279,721
Churchill Downs, Inc.	21,825	3,640,410
Chuy's Holdings, Inc. (a)(b)	26,967	803,617
ClubCorp Holdings, Inc.	104,012	1,398,961
Cracker Barrel Old Country Store, Inc. (b)	30,977	4,962,206
Dave & Buster's Entertainment, Inc. (a)	61,178	3,916,004
Del Frisco's Restaurant Group, Inc. (a)	36,848	633,786
Del Taco Restaurants, Inc. (a)(b)	36,727	482,960
Denny's Corp. (a)	112,562	1,429,537
DineEquity, Inc.	28,448	1,608,450
El Pollo Loco Holdings, Inc. (a)(b)	32,197	404,072
Eldorado Resorts, Inc. (a)(b)	46,473	888,796
Empire Resorts, Inc. (a)(b)	5,073	126,825
Fiesta Restaurant Group, Inc. (a)	43,156	1,050,849
Fogo de Chao, Inc. (a)(b)	8,150	138,143
Golden Entertainment, Inc.	16,405	230,326
Habit Restaurants, Inc. Class A (a)	21,380	404,082
Ilg, Inc.	181,488	4,375,676
International Speedway Corp. Class A	42,887	1,591,108
Intrawest Resorts Holdings, Inc. (a)	25,577	603,106
Isle of Capri Casinos, Inc. (a)(b)	40,296	929,226
J. Alexanders Holdings, Inc. (a)	20,775	228,525
Jack in the Box, Inc.	52,752	5,379,121
Jamba, Inc. (a)(b)	20,146	171,644
Kona Grill, Inc. (a)	12,376	70,543
La Quinta Holdings, Inc. (a)	136,412	1,924,773
Lindblad Expeditions Holdings (a)	23,486	223,117
Luby's, Inc. (a)	28,702	84,384
Marcus Corp.	30,300	1,024,140
Marriott Vacations Worldwide Corp. (b)	36,175	3,985,762
Monarch Casino & Resort, Inc. (a)	16,892	497,807
Nathan's Famous, Inc. (a)	4,847	330,565
Noodles & Co. (a)(b)	19,758	115,584
Papa John's International, Inc. (b)	43,968	3,476,110
Penn National Gaming, Inc. (a)	134,434	2,484,340
Pinnacle Entertainment, Inc.	88,130	1,812,834
Planet Fitness, Inc. (b)	42,007	873,746
Potbelly Corp. (a)	37,861	528,161
Red Lion Hotels Corp. (a)	25,210	163,865
Red Robin Gourmet Burgers, Inc. (a)	20,923	1,229,226
Red Rock Resorts, Inc.	48,291	1,129,044
Ruby Tuesday, Inc. (a)	94,346	240,582
Ruth's Hospitality Group, Inc.	48,613	967,399
Scientific Games Corp. Class A (a)(b)	83,918	1,993,053
SeaWorld Entertainment, Inc.	108,164	1,896,115
Shake Shack, Inc. Class A (a)(b)	25,523	866,251
Sonic Corp. (b)	67,013	1,801,309
Speedway Motorsports, Inc.	18,799	339,322
Texas Roadhouse, Inc. Class A	106,934	5,013,066
The Cheesecake Factory, Inc. (b)	73,205	4,696,833
Wingstop, Inc.	25,520	751,054
Zoe's Kitchen, Inc. (a)(b)	30,333	547,511
		95,116,673
Household Durables - 1.3%
AV Homes, Inc. (a)(b)	19,528	342,716
Bassett Furniture Industries, Inc.	16,401	492,850
Beazer Homes U.S.A., Inc. (a)	49,973	620,165
Cavco Industries, Inc. (a)	13,758	1,633,763
Century Communities, Inc. (a)	26,263	716,980
CSS Industries, Inc.	13,665	360,209
Ethan Allen Interiors, Inc.	40,146	1,196,351
Flexsteel Industries, Inc.	10,327	548,570
GoPro, Inc. Class A (a)(b)	163,297	1,347,200
Green Brick Partners, Inc. (a)	38,875	400,413
Helen of Troy Ltd. (a)	45,297	4,257,918
Hooker Furniture Corp.	18,395	799,263
Hovnanian Enterprises, Inc. Class A (a)(b)	193,583	452,984
Installed Building Products, Inc. (a)	32,477	1,732,648
iRobot Corp. (a)(b)	43,362	3,457,686
KB Home	134,492	2,770,535
La-Z-Boy, Inc.	79,419	2,215,790
LGI Homes, Inc. (a)(b)	26,496	843,368
Libbey, Inc.	34,892	366,366
Lifetime Brands, Inc.	17,582	337,574
M.D.C. Holdings, Inc.	66,811	2,071,809
M/I Homes, Inc. (b)	38,546	1,046,909
Meritage Homes Corp. (a)	61,996	2,414,744
NACCO Industries, Inc. Class A	6,191	524,068
New Home Co. LLC (a)	20,269	236,337
Taylor Morrison Home Corp. (a)	64,297	1,485,261
TopBuild Corp. (a)	62,244	3,186,270
TRI Pointe Homes, Inc. (a)	240,278	2,991,461
UCP, Inc. (a)	12,843	147,052
Universal Electronics, Inc. (a)	22,967	1,591,613
William Lyon Homes, Inc. (a)(b)	39,158	861,476
Zagg, Inc. (a)	43,823	311,143
		41,761,492
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	41,403	445,082
Duluth Holdings, Inc. (a)	15,224	337,212
Etsy, Inc. (a)	169,591	1,824,799
FTD Companies, Inc. (a)	27,690	553,800
Gaia, Inc. Class A (a)	12,506	136,941
HSN, Inc.	50,683	1,870,203
Lands' End, Inc. (a)(b)	23,708	559,509
Liberty TripAdvisor Holdings, Inc. (a)	117,513	1,727,441
NutriSystem, Inc.	47,079	2,516,373
Overstock.com, Inc. (a)	20,997	364,298
PetMed Express, Inc. (b)	32,142	742,480
Shutterfly, Inc. (a)	55,795	2,895,761
Wayfair LLC Class A (a)(b)	51,012	2,331,759
		16,305,658
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	88,534	1,961,028
Callaway Golf Co.	151,441	1,794,576
Escalade, Inc.	16,372	218,566
JAKKS Pacific, Inc. (a)(b)	24,326	119,197
Johnson Outdoors, Inc. Class A	7,813	283,768
Malibu Boats, Inc. Class A (a)	28,688	660,972
Marine Products Corp.	15,638	187,030
MCBC Holdings, Inc. (a)	12,272	205,556
Nautilus, Inc. (a)	49,684	904,249
Sturm, Ruger & Co., Inc. (b)	28,044	1,695,260
		8,030,202
Media - 1.6%
AMC Entertainment Holdings, Inc. Class A	86,696	2,626,889
Central European Media Enterprises Ltd. Class A (a)(b)	121,695	498,950
Daily Journal Corp. (a)(b)	1,852	387,105
E.W. Scripps Co. Class A (a)(b)	96,154	2,142,311
Entercom Communications Corp. Class A (b)	41,244	521,737
Entravision Communication Corp. Class A	103,372	640,906
Eros International PLC (a)(b)	47,005	467,700
Gannett Co., Inc.	189,968	1,588,132
Global Eagle Entertainment, Inc. (a)(b)	74,356	230,504
Gray Television, Inc. (a)	103,876	1,521,783
Hemisphere Media Group, Inc. (a)	8,693	101,273
IMAX Corp. (a)(b)	95,303	2,906,742
Liberty Media Corp.:
Liberty Braves Class A (a)	15,245	378,533
Liberty Braves Class C (a)	50,527	1,238,922
Liberty Media Class A (a)(b)	36,644	1,242,598
Liberty Media Class C (a)(b)	74,802	2,619,566
Loral Space & Communications Ltd. (a)	21,190	812,637
MDC Partners, Inc. Class A (b)	88,691	793,784
Meredith Corp. (b)	60,583	3,547,135
MSG Network, Inc. Class A (a)	96,123	2,398,269
National CineMedia, Inc.	99,815	1,184,804
New Media Investment Group, Inc.	73,508	967,365
Nexstar Broadcasting Group, Inc. Class A	70,248	4,847,112
Radio One, Inc. Class D (non-vtg.) (a)	39,642	118,926
Reading International, Inc. Class A (a)	26,838	422,162
Saga Communications, Inc. Class A	5,860	300,325
Salem Communications Corp. Class A	19,007	145,404
Scholastic Corp.	43,802	1,893,560
Sinclair Broadcast Group, Inc. Class A	118,772	4,685,555
The New York Times Co. Class A	200,711	2,900,274
Time, Inc.	166,039	2,523,793
Townsquare Media, Inc. (a)	14,408	174,337
tronc, Inc. (a)	42,379	607,715
World Wrestling Entertainment, Inc. Class A (b)	58,417	1,251,876
		48,688,684
Multiline Retail - 0.2%
Big Lots, Inc. (b)	72,123	3,641,490
Fred's, Inc. Class A (b)	57,299	843,441
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	32,664	1,251,031
Sears Holdings Corp. (a)(b)	17,880	182,734
Tuesday Morning Corp. (a)	71,365	231,936
		6,150,632
Specialty Retail - 2.2%
Aarons, Inc. Class A	106,241	3,818,302
Abercrombie & Fitch Co. Class A (b)	110,516	1,325,087
America's Car Mart, Inc. (a)(b)	12,570	468,861
American Eagle Outfitters, Inc.	269,188	3,792,859
Armstrong Flooring, Inc. (a)	37,940	728,069
Asbury Automotive Group, Inc. (a)	32,215	1,971,558
Ascena Retail Group, Inc. (a)(b)	279,086	1,091,226
Barnes & Noble Education, Inc. (a)	63,706	663,179
Barnes & Noble, Inc.	102,313	874,776
Big 5 Sporting Goods Corp. (b)	28,190	434,126
Boot Barn Holdings, Inc. (a)(b)	21,181	224,730
Build-A-Bear Workshop, Inc. (a)	21,559	224,214
Caleres, Inc.	69,423	2,000,771
Chico's FAS, Inc.	210,915	2,914,845
Citi Trends, Inc.	22,888	430,066
Conn's, Inc. (a)(b)	32,230	567,248
Destination XL Group, Inc. (a)(b)	57,685	147,097
DSW, Inc. Class A (b)	109,022	2,248,034
Express, Inc. (a)	120,463	1,039,596
Finish Line, Inc. Class A	67,924	1,073,878
Five Below, Inc. (a)(b)	86,625	4,255,020
Francesca's Holdings Corp. (a)	62,002	978,392
Genesco, Inc. (a)(b)	31,509	1,679,430
GNC Holdings, Inc. (b)	111,307	865,968
Group 1 Automotive, Inc.	33,539	2,312,514
Guess?, Inc. (b)	99,296	1,108,143
Haverty Furniture Companies, Inc.	29,647	730,799
Hibbett Sports, Inc. (a)(b)	35,074	911,924
Kirkland's, Inc. (a)	23,451	275,784
Lithia Motors, Inc. Class A (sub. vtg.)	38,480	3,676,764
Lumber Liquidators Holdings, Inc. (a)(b)	42,615	1,046,198
MarineMax, Inc. (a)	40,125	816,544
Monro Muffler Brake, Inc. (b)	50,911	2,639,735
Office Depot, Inc.	834,647	4,148,196
Party City Holdco, Inc. (a)(b)	42,837	685,392
Pier 1 Imports, Inc.	130,664	880,675
Rent-A-Center, Inc. (b)	83,935	897,265
RH (a)(b)	55,362	2,655,715
Sears Hometown & Outlet Stores, Inc. (a)(b)	17,979	60,230
Select Comfort Corp. (a)(b)	69,875	2,159,138
Shoe Carnival, Inc.	21,174	537,184
Sonic Automotive, Inc. Class A (sub. vtg.)	45,930	900,228
Sportsman's Warehouse Holdings, Inc. (a)(b)	41,006	167,715
Stage Stores, Inc. (b)	40,650	117,072
Stein Mart, Inc. (b)	49,447	122,134
Tailored Brands, Inc. (b)	79,226	976,857
The Buckle, Inc. (b)	46,877	876,600
The Cato Corp. Class A (sub. vtg.)	41,700	940,752
The Children's Place Retail Stores, Inc. (b)	28,164	3,233,227
The Container Store Group, Inc. (a)(b)	25,340	104,401
Tile Shop Holdings, Inc.	52,769	1,126,618
Tilly's, Inc.	18,501	176,870
Vitamin Shoppe, Inc. (a)(b)	39,719	766,577
West Marine, Inc.	28,812	315,780
Winmark Corp.	3,594	463,985
Zumiez, Inc. (a)(b)	28,653	514,321
		70,162,669
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	43,605	2,468,915
Crocs, Inc. (a)	117,089	729,464
Culp, Inc.	17,133	549,969
Deckers Outdoor Corp. (a)	52,441	3,124,959
Delta Apparel, Inc. (a)	11,755	206,065
Fossil Group, Inc. (a)(b)	68,072	1,174,242
G-III Apparel Group Ltd. (a)(b)	69,594	1,649,378
Iconix Brand Group, Inc. (a)	67,996	475,972
Movado Group, Inc.	25,374	593,752
Oxford Industries, Inc.	24,716	1,433,034
Perry Ellis International, Inc. (a)	20,089	412,226
Sequential Brands Group, Inc. (a)(b)	62,369	210,184
Steven Madden Ltd. (a)	99,448	3,783,996
Superior Uniform Group, Inc.	12,996	237,047
Unifi, Inc. (a)	25,710	721,680
Vera Bradley, Inc. (a)(b)	32,226	294,868
Vince Holding Corp. (a)(b)	34,169	34,169
Wolverine World Wide, Inc.	156,642	3,776,639
		21,876,559

TOTAL CONSUMER DISCRETIONARY		381,634,843

CONSUMER STAPLES - 2.9%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	14,360	2,072,866
Coca-Cola Bottling Co. Consolidated (b)	7,654	1,621,576
Craft Brew Alliance, Inc. (a)	20,081	273,102
MGP Ingredients, Inc. (b)	20,314	1,063,641
National Beverage Corp. (b)	18,927	1,676,743
Primo Water Corp. (a)	35,540	425,414
		7,133,342
Food & Staples Retailing - 0.6%
AdvancePierre Foods Holdings, Inc.	34,863	1,416,135
Andersons, Inc.	43,708	1,632,494
Chefs' Warehouse Holdings (a)	30,721	419,342
Ingles Markets, Inc. Class A	22,510	1,051,217
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	14,504	158,674
Performance Food Group Co. (a)	60,693	1,511,256
PriceSmart, Inc.	32,535	2,828,918
Smart & Final Stores, Inc. (a)(b)	36,737	433,497
SpartanNash Co.	59,927	2,205,314
SUPERVALU, Inc. (a)	427,645	1,753,345
United Natural Foods, Inc. (a)(b)	80,293	3,334,568
Village Super Market, Inc. Class A	11,651	307,470
Weis Markets, Inc.	15,655	905,016
		17,957,246
Food Products - 1.3%
Alico, Inc.	4,312	129,144
Amplify Snack Brands, Inc. (a)(b)	46,445	418,005
B&G Foods, Inc. Class A (b)	106,305	4,464,810
Cal-Maine Foods, Inc. (b)	50,100	1,891,275
Calavo Growers, Inc. (b)	25,097	1,646,363
Darling International, Inc. (a)	265,176	4,012,113
Dean Foods Co.	147,914	2,919,822
Farmer Brothers Co. (a)	12,854	456,317
Fresh Del Monte Produce, Inc.	52,177	3,198,450
Freshpet, Inc. (a)(b)	35,509	417,231
Inventure Foods, Inc. (a)	30,058	111,215
J&J Snack Foods Corp.	24,219	3,259,393
John B. Sanfilippo & Son, Inc. (b)	13,832	1,016,652
Lancaster Colony Corp.	30,367	3,823,205
Landec Corp. (a)	42,512	584,540
Lifeway Foods, Inc. (a)	7,508	72,077
Limoneira Co.	18,649	385,661
Omega Protein Corp.	35,516	715,647
Sanderson Farms, Inc. (b)	32,319	3,741,894
Seaboard Corp.	431	1,824,858
Seneca Foods Corp. Class A (a)	11,008	409,498
Snyders-Lance, Inc.	129,891	4,579,957
Tootsie Roll Industries, Inc. (b)	28,928	1,080,461
		41,158,588
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	16,544	625,363
Central Garden & Pet Co. Class A (non-vtg.) (a)	53,918	1,899,531
HRG Group, Inc. (a)	190,608	3,814,066
Oil-Dri Corp. of America	7,856	319,661
Orchids Paper Products Co. (b)	14,578	354,974
WD-40 Co. (b)	22,786	2,389,112
		9,402,707
Personal Products - 0.3%
Avon Products, Inc. (a)	709,512	3,441,133
elf Beauty, Inc. (b)	15,389	419,350
Inter Parfums, Inc.	28,583	1,084,725
LifeVantage Corp. (a)(b)	21,851	108,381
MediFast, Inc.	17,055	789,988
Natural Health Trends Corp. (b)	11,796	338,309
Nature's Sunshine Products, Inc.	12,004	121,240
Nutraceutical International Corp.	13,151	416,887
Revlon, Inc. (a)	18,863	489,495
Synutra International, Inc. (a)(b)	33,553	202,157
USANA Health Sciences, Inc. (a)	17,019	967,530
		8,379,195
Tobacco - 0.2%
Alliance One International, Inc. (a)	13,261	182,339
Turning Point Brands, Inc.	9,490	150,037
Universal Corp.	39,920	2,932,124
Vector Group Ltd. (b)	149,346	3,243,795
		6,508,295

TOTAL CONSUMER STAPLES		90,539,373

ENERGY - 3.0%
Energy Equipment & Services - 0.9%
Archrock, Inc.	112,862	1,331,772
Atwood Oceanics, Inc. (a)(b)	122,804	961,555
Bristow Group, Inc. (b)	54,981	735,096
Carbo Ceramics, Inc. (a)(b)	35,455	243,576
Dawson Geophysical Co. (a)	32,153	161,730
Era Group, Inc. (a)	31,076	394,976
Exterran Corp. (a)	51,425	1,407,502
Fairmount Santrol Holidings, Inc. (a)(b)	144,347	744,831
Forum Energy Technologies, Inc. (a)(b)	102,643	1,734,667
Geospace Technologies Corp. (a)	20,749	343,188
Helix Energy Solutions Group, Inc. (a)	223,719	1,369,160
Hornbeck Offshore Services, Inc. (a)(b)	51,647	176,116
Independence Contract Drilling, Inc. (a)	47,702	219,906
Mammoth Energy Services, Inc.	12,533	241,887
Matrix Service Co. (a)	43,483	510,925
McDermott International, Inc. (a)	389,392	2,546,624
Natural Gas Services Group, Inc. (a)	19,610	537,314
Newpark Resources, Inc. (a)	134,068	1,025,620
Oil States International, Inc. (a)	83,379	2,480,525
Parker Drilling Co. (a)	212,508	350,638
PHI, Inc. (non-vtg.) (a)	18,694	219,281
Pioneer Energy Services Corp. (a)	118,390	361,090
RigNet, Inc. (a)	20,102	393,999
SEACOR Holdings, Inc. (a)(b)	26,053	1,710,640
Seadrill Ltd. (a)(b)	600,475	414,208
Tesco Corp. (a)	73,554	481,779
TETRA Technologies, Inc. (a)	180,482	601,005
Tidewater, Inc. (a)(b)	75,063	65,793
U.S. Silica Holdings, Inc. (b)	120,432	4,997,928
Unit Corp. (a)	82,219	1,766,886
Willbros Group, Inc. (a)	67,500	185,625
		28,715,842
Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp. (a)	232,260	434,326
Adams Resources & Energy, Inc.	3,893	158,134
Alon U.S.A. Energy, Inc.	50,118	605,927
Ardmore Shipping Corp. (b)	44,787	347,099
Bill Barrett Corp. (a)(b)	97,820	375,629
California Resources Corp. (a)(b)	51,609	603,825
Callon Petroleum Co. (a)(b)	300,623	3,559,376
Carrizo Oil & Gas, Inc. (a)(b)	100,429	2,525,789
Clean Energy Fuels Corp. (a)	165,638	404,157
Cobalt International Energy, Inc. (a)(b)	647,706	253,318
Contango Oil & Gas Co. (a)	35,543	254,488
CVR Energy, Inc. (b)	25,127	550,030
Delek U.S. Holdings, Inc.	99,842	2,403,197
Denbury Resources, Inc. (a)(b)	563,757	1,251,541
DHT Holdings, Inc.	145,748	698,133
Dorian Lpg Ltd. (a)(b)	38,489	349,865
Earthstone Energy, Inc. (a)(b)	4,556	61,369
Eclipse Resources Corp. (a)	90,603	182,112
EP Energy Corp. (a)(b)	61,455	277,777
Erin Energy Corp. (a)(b)	23,157	47,472
Evolution Petroleum Corp.	38,791	310,328
EXCO Resources, Inc. (a)(b)	221,560	108,564
Frontline Ltd. (NY Shares) (b)	111,123	738,968
GasLog Ltd. (b)	67,144	940,016
Gener8 Maritime, Inc. (a)	62,327	334,696
Golar LNG Ltd. (b)	155,500	3,966,805
Green Plains, Inc. (b)	58,778	1,351,894
International Seaways, Inc. (a)	25,523	493,360
Isramco, Inc. (a)(b)	1,035	118,094
Jagged Peak Energy, Inc. (b)	50,771	565,589
Jones Energy, Inc. (b)	98,318	196,636
Matador Resources Co. (a)(b)	143,549	3,112,142
Navios Maritime Acquisition Corp.	128,031	216,372
Nordic American Tanker Shipping Ltd. (b)	159,333	1,322,464
Northern Oil & Gas, Inc. (a)(b)	74,164	166,869
Oasis Petroleum, Inc. (a)	376,983	4,501,177
Overseas Shipholding Group, Inc. (a)	61,303	223,143
Pacific Ethanol, Inc. (a)	45,535	309,638
Panhandle Royalty Co. Class A	25,030	474,319
Par Pacific Holdings, Inc. (a)(b)	50,062	819,515
PDC Energy, Inc. (a)	90,714	5,010,134
Ramaco Resources, Inc. (b)	9,613	74,597
Renewable Energy Group, Inc. (a)(b)	62,373	651,798
Rex American Resources Corp. (a)(b)	9,201	871,151
Ring Energy, Inc. (a)	67,099	805,188
RSP Permian, Inc. (a)	158,946	6,047,895
Sanchez Energy Corp. (a)(b)	109,137	844,720
Scorpio Tankers, Inc. (b)	264,050	1,161,820
SemGroup Corp. Class A	107,258	3,571,691
Ship Finance International Ltd. (NY Shares) (b)	97,069	1,363,819
Src Energy, Inc. (a)(b)	300,266	2,264,006
Teekay Corp.	79,862	693,202
Teekay Tankers Ltd.	184,698	378,631
W&T Offshore, Inc. (a)(b)	56,354	114,962
Western Refining, Inc.	130,419	4,498,151
Westmoreland Coal Co. (a)	29,235	311,645
WildHorse Resource Development Corp. (b)	31,794	346,873
		64,624,436

TOTAL ENERGY		93,340,278

FINANCIALS - 19.2%
Banks - 11.2%
1st Source Corp.	25,408	1,227,460
Access National Corp.	22,919	649,295
ACNB Corp.	9,009	278,829
Allegiance Bancshares, Inc. (a)	17,469	682,164
American National Bankshares, Inc.	13,105	503,232
Ameris Bancorp	58,727	2,766,042
Ames National Corp.	12,803	395,613
Arrow Financial Corp.	18,067	618,795
Atlantic Capital Bancshares, Inc. (a)	27,597	540,901
Banc of California, Inc. (b)	78,905	1,712,239
BancFirst Corp.	12,751	1,224,734
Banco Latinoamericano de Comercio Exterior SA Series E	49,310	1,414,211
Bancorp, Inc., Delaware (a)	79,838	514,955
BancorpSouth, Inc.	139,736	4,254,961
Bank of Marin Bancorp	9,492	599,420
Bank of the Ozarks, Inc. (b)	143,117	6,793,764
Bankwell Financial Group, Inc.	9,109	329,199
Banner Corp.	48,865	2,697,348
Bar Harbor Bankshares	24,416	751,769
Berkshire Hills Bancorp, Inc.	54,149	2,030,588
Blue Hills Bancorp, Inc.	39,254	710,497
BNC Bancorp	65,673	2,196,762
Boston Private Financial Holdings, Inc.	132,248	2,063,069
Bridge Bancorp, Inc.	30,482	1,104,973
Brookline Bancorp, Inc., Delaware	111,957	1,628,974
Bryn Mawr Bank Corp.	27,216	1,167,566
C & F Financial Corp.	5,094	254,700
California First National Bancorp	2,478	40,887
Camden National Corp.	24,818	1,060,970
Capital Bank Financial Corp. Series A	39,360	1,633,440
Capital City Bank Group, Inc.	18,231	375,741
Capstar Financial Holdings, Inc.	5,128	90,458
Carolina Financial Corp.	19,424	599,425
Cascade Bancorp (a)	50,602	378,503
Cathay General Bancorp	119,981	4,565,277
Centerstate Banks of Florida, Inc.	79,062	1,994,734
Central Pacific Financial Corp.	49,417	1,545,764
Central Valley Community Bancorp	13,941	316,600
Century Bancorp, Inc. Class A (non-vtg.)	4,853	305,982
Chemical Financial Corp.	106,685	5,062,203
Chemung Financial Corp. (b)	5,045	191,660
Citizens & Northern Corp.	18,692	434,589
City Holding Co.	23,694	1,684,406
CNB Financial Corp., Pennsylvania	23,290	556,398
CoBiz, Inc.	59,254	973,543
Codorus Valley Bancorp, Inc.	13,204	382,784
Columbia Banking Systems, Inc.	93,788	3,705,564
Community Bank System, Inc.	69,489	3,887,910
Community Trust Bancorp, Inc.	25,056	1,126,267
ConnectOne Bancorp, Inc.	48,899	1,085,558
County Bancorp, Inc.	7,650	209,993
CU Bancorp (a)	26,171	975,524
Customers Bancorp, Inc. (a)	44,381	1,372,704
CVB Financial Corp.	163,043	3,511,946
Eagle Bancorp, Inc. (a)	49,545	2,967,746
Enterprise Bancorp, Inc.	14,563	509,851
Enterprise Financial Services Corp.	35,410	1,496,073
Equity Bancshares, Inc. (a)	10,965	346,165
Farmers Capital Bank Corp.	11,732	486,878
Farmers National Banc Corp.	39,532	565,308
FCB Financial Holdings, Inc. Class A (a)	48,497	2,291,483
Fidelity Southern Corp.	33,701	758,947
Financial Institutions, Inc.	23,333	781,656
First Bancorp, North Carolina	37,539	1,127,672
First Bancorp, Puerto Rico (a)	188,896	1,110,708
First Busey Corp.	50,274	1,505,706
First Business Finance Services, Inc.	12,622	335,367
First Citizen Bancshares, Inc.	12,295	4,279,398
First Commonwealth Financial Corp.	142,235	1,836,254
First Community Bancshares, Inc.	24,888	658,536
First Community Financial Partners, Inc. (a)	21,748	283,811
First Connecticut Bancorp, Inc.	22,947	612,685
First Financial Bancorp, Ohio	99,296	2,745,534
First Financial Bankshares, Inc. (b)	103,303	4,126,955
First Financial Corp., Indiana	16,659	812,959
First Financial Northwest, Inc.	11,915	186,827
First Foundation, Inc. (a)	42,017	659,667
First Internet Bancorp	9,702	286,694
First Interstate Bancsystem, Inc.	32,026	1,208,982
First Merchants Corp.	65,974	2,730,004
First Mid-Illinois Bancshares, Inc.	12,659	412,810
First Midwest Bancorp, Inc., Delaware	143,453	3,257,818
First NBC Bank Holding Co. (a)(b)	24,831	65,802
First Northwest Bancorp (a)	16,671	274,405
First of Long Island Corp.	35,026	952,707
Flushing Financial Corp.	45,305	1,335,591
FNB Corp., Pennsylvania	510,650	7,271,656
Franklin Financial Network, Inc. (a)	18,882	765,665
Fulton Financial Corp.	275,285	5,079,008
German American Bancorp, Inc.	34,698	1,140,870
Glacier Bancorp, Inc.	123,099	4,158,284
Great Southern Bancorp, Inc.	17,510	878,127
Great Western Bancorp, Inc.	95,498	3,934,518
Green Bancorp, Inc. (a)	32,861	591,498
Guaranty Bancorp	27,734	697,510
Hancock Holding Co.	135,485	6,327,150
Hanmi Financial Corp.	51,208	1,487,592
HarborOne Bancorp, Inc.	23,429	487,792
Heartland Financial U.S.A., Inc.	38,002	1,824,096
Heritage Commerce Corp.	41,829	597,318
Heritage Financial Corp., Washington	47,942	1,265,669
Hilltop Holdings, Inc.	120,905	3,362,368
Home Bancshares, Inc.	195,565	4,977,129
HomeTrust Bancshares, Inc. (a)	27,527	688,175
Hope Bancorp, Inc.	206,805	3,786,600
Horizon Bancorp Industries	31,858	859,847
IBERIABANK Corp.	81,601	6,475,039
Independent Bank Corp.	32,469	724,059
Independent Bank Corp., Massachusetts	41,961	2,656,131
Independent Bank Group, Inc.	21,107	1,269,586
International Bancshares Corp.	88,889	3,324,449
Investors Bancorp, Inc.	474,724	6,574,927
Lakeland Bancorp, Inc.	66,530	1,294,009
Lakeland Financial Corp.	39,142	1,787,224
LCNB Corp.	14,012	310,366
LegacyTexas Financial Group, Inc.	71,932	2,719,749
Live Oak Bancshares, Inc. (b)	31,744	766,618
Macatawa Bank Corp.	42,482	406,553
MainSource Financial Group, Inc.	37,711	1,289,716
MB Financial, Inc.	122,469	5,206,157
MBT Financial Corp.	29,402	329,302
Mercantile Bank Corp.	26,055	876,230
Merchants Bancshares, Inc.	10,394	517,621
Midland States Bancorp, Inc.	6,012	207,414
MidWestOne Financial Group, Inc.	13,109	454,882
MutualFirst Financial, Inc.	8,110	267,225
National Bank Holdings Corp.	38,985	1,230,756
National Bankshares, Inc. (b)	10,932	459,691
National Commerce Corp. (a)	14,304	553,565
NBT Bancorp, Inc.	68,959	2,632,855
Nicolet Bankshares, Inc. (a)	12,133	598,157
Northrim Bancorp, Inc.	10,706	342,592
OFG Bancorp	70,698	827,167
Old Line Bancshares, Inc.	13,268	368,320
Old National Bancorp, Indiana	213,161	3,581,105
Old Second Bancorp, Inc.	45,728	548,736
Opus Bank	27,251	614,510
Orrstown Financial Services, Inc.	11,815	253,432
Pacific Continental Corp.	33,784	844,600
Pacific Mercantile Bancorp (a)	24,579	190,487
Pacific Premier Bancorp, Inc. (a)	57,484	2,101,040
Park National Corp.	21,525	2,269,381
Park Sterling Corp.	81,971	1,008,243
Peapack-Gladstone Financial Corp.	25,588	820,351
Penns Woods Bancorp, Inc.	7,402	308,663
People's Utah Bancorp	21,102	557,093
Peoples Bancorp, Inc.	25,734	861,574
Peoples Financial Services Corp.	10,906	490,116
Pinnacle Financial Partners, Inc.	75,636	4,840,704
Preferred Bank, Los Angeles	19,771	1,047,665
Premier Financial Bancorp, Inc.	14,924	319,821
PrivateBancorp, Inc.	126,450	7,305,017
Prosperity Bancshares, Inc.	108,191	7,270,435
QCR Holdings, Inc.	19,577	892,711
Renasant Corp.	69,721	2,956,170
Republic Bancorp, Inc., Kentucky Class A	15,418	554,740
Republic First Bancorp, Inc. (a)(b)	79,878	686,951
S&T Bancorp, Inc.	55,777	2,005,741
Sandy Spring Bancorp, Inc.	38,325	1,657,556
Seacoast Banking Corp., Florida (a)	51,523	1,246,857
ServisFirst Bancshares, Inc. (b)	74,492	2,815,798
Shore Bancshares, Inc.	19,837	329,096
Sierra Bancorp	18,552	465,099
Simmons First National Corp. Class A	47,754	2,609,756
South State Corp.	42,307	3,729,362
Southern First Bancshares, Inc. (a)	9,237	311,287
Southern National Bancorp of Virginia, Inc.	17,897	325,904
Southside Bancshares, Inc.	43,253	1,501,744
Southwest Bancorp, Inc., Oklahoma	29,480	765,006
State Bank Financial Corp.	56,787	1,525,299
Sterling Bancorp	204,517	4,755,020
Stock Yards Bancorp, Inc.	34,762	1,425,242
Stonegate Bank	19,609	900,053
Summit Financial Group, Inc.	14,548	318,165
Sun Bancorp, Inc.	17,121	427,169
Texas Capital Bancshares, Inc. (a)	80,390	6,117,679
The Bank of NT Butterfield & Son Ltd.	19,684	654,493
The First Bancorp, Inc.	16,201	436,941
Tompkins Financial Corp.	23,782	1,966,058
TowneBank	90,235	2,928,126
Trico Bancshares	33,116	1,174,293
TriState Capital Holdings, Inc. (a)	35,538	884,896
Triumph Bancorp, Inc. (a)	24,631	551,734
Trustmark Corp.	108,889	3,617,293
UMB Financial Corp.	72,657	5,266,906
Umpqua Holdings Corp.	354,631	6,266,330
Union Bankshares Corp.	70,386	2,410,017
Union Bankshares, Inc. (b)	5,973	251,165
United Bankshares, Inc., West Virginia (b)	148,541	5,926,786
United Community Bank, Inc.	113,287	3,098,399
Univest Corp. of Pennsylvania	40,203	1,218,151
Valley National Bancorp	395,580	4,652,021
Veritex Holdings, Inc. (a)	18,579	500,518
Washington Trust Bancorp, Inc.	24,487	1,204,760
WashingtonFirst Bankshares, Inc.	13,560	381,443
Webster Financial Corp.	148,314	7,535,834
WesBanco, Inc.	65,344	2,601,345
West Bancorp., Inc.	25,335	590,306
Westamerica Bancorp. (b)	40,172	2,210,263
Wintrust Financial Corp.	83,043	5,884,427
Xenith Bankshares, Inc. (a)	11,889	321,241
		348,932,245
Capital Markets - 1.4%
Arlington Asset Investment Corp. (b)	35,628	518,744
Associated Capital Group, Inc.	7,141	240,295
B. Riley Financial, Inc.	14,780	222,439
BGC Partners, Inc. Class A	347,259	3,951,807
Cohen & Steers, Inc.	33,768	1,347,343
Cowen Group, Inc. Class A (a)(b)	40,534	644,491
Diamond Hill Investment Group, Inc.	4,933	997,206
Evercore Partners, Inc. Class A	63,020	4,647,725
FBR & Co.	9,716	175,860
Fifth Street Asset Management, Inc. Class A	8,089	38,018
Financial Engines, Inc. (b)	86,466	3,674,805
Gain Capital Holdings, Inc.	59,200	419,728
GAMCO Investors, Inc. Class A	7,040	202,048
Greenhill & Co., Inc.	45,026	1,139,158
Hennessy Advisors, Inc.	6,764	115,056
Houlihan Lokey	34,031	1,141,400
INTL FCStone, Inc. (a)	24,332	908,800
Investment Technology Group, Inc.	53,698	1,069,127
Janus Capital Group, Inc.	232,223	3,172,166
KCG Holdings, Inc. Class A (a)	60,989	1,213,681
Ladenburg Thalmann Financial Services, Inc. (a)	164,679	457,808
Manning & Napier, Inc. Class A	23,624	137,019
Medley Management, Inc.	9,842	75,783
Moelis & Co. Class A	38,087	1,397,793
OM Asset Management Ltd.	64,402	1,002,095
Oppenheimer Holdings, Inc. Class A (non-vtg.)	15,759	272,631
Paragon Commercial Corp.	1,406	77,288
Piper Jaffray Companies	23,577	1,475,920
PJT Partners, Inc. (b)	28,762	996,891
Pzena Investment Management, Inc.	23,280	239,551
Safeguard Scientifics, Inc. (a)(b)	31,968	405,994
Silvercrest Asset Management Group Class A	10,429	142,356
Stifel Financial Corp. (a)	103,769	5,071,191
Value Line, Inc.	1,916	33,492
Virtu Financial, Inc. Class A (b)	40,011	616,169
Virtus Investment Partners, Inc.	8,365	890,036
Waddell & Reed Financial, Inc. Class A (b)	128,043	2,303,494
Westwood Holdings Group, Inc.	13,142	733,324
Wins Finance Holdings, Inc. (a)(b)	2,087	95,668
WisdomTree Investments, Inc. (b)	185,292	1,547,188
		43,811,588
Consumer Finance - 0.6%
Encore Capital Group, Inc. (a)(b)	38,644	1,288,777
Enova International, Inc. (a)	43,364	615,769
EZCORP, Inc. (non-vtg.) Class A (a)	80,338	727,059
First Cash Financial Services, Inc.	76,962	3,998,176
Green Dot Corp. Class A (a)	68,977	2,365,221
LendingClub Corp. (a)(b)	530,661	3,104,367
Nelnet, Inc. Class A	33,143	1,491,766
PRA Group, Inc. (a)(b)	74,593	2,401,895
Regional Management Corp. (a)	17,905	355,056
World Acceptance Corp. (a)(b)	9,586	507,099
		16,855,185
Diversified Financial Services - 0.2%
Acushnet Holdings Corp. (b)	35,791	653,544
At Home Group, Inc.	13,293	232,760
Camping World Holdings, Inc. (b)	19,097	590,479
Cotiviti Holdings, Inc.	20,426	853,603
FB Financial Corp. (b)	10,701	387,804
Jeld-Wen Holding, Inc.	40,856	1,349,474
Marlin Business Services Corp.	13,193	335,762
Myovant Sciences Ltd. (b)	16,923	219,830
NewStar Financial, Inc.	36,166	388,423
On Deck Capital, Inc. (a)(b)	76,215	362,021
PICO Holdings, Inc. (a)	34,780	559,958
Quantenna Communications, Inc. (b)	10,786	198,462
Ra Pharmaceuticals, Inc.	13,045	307,862
Senseonics Holdings, Inc. (a)	44,310	74,884
Smart Sand, Inc. (b)	18,804	229,033
Tiptree, Inc.	35,827	252,580
		6,996,479
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	73,029	1,418,953
American Equity Investment Life Holding Co.	138,338	3,281,377
Amerisafe, Inc.	30,720	1,767,936
Argo Group International Holdings, Ltd.	46,605	3,073,600
Atlas Financial Holdings, Inc. (a)	16,886	218,674
Baldwin & Lyons, Inc. Class B	14,360	351,820
Blue Capital Reinsurance Holdings Ltd.	9,479	179,153
Citizens, Inc. Class A (a)(b)	73,844	520,600
CNO Financial Group, Inc.	289,242	6,094,329
Crawford & Co. Class B	18,752	204,584
Donegal Group, Inc. Class A	13,328	222,044
eHealth, Inc. (a)	28,637	406,073
EMC Insurance Group	13,677	392,256
Employers Holdings, Inc.	51,971	2,078,840
Enstar Group Ltd. (a)	18,388	3,581,982
FBL Financial Group, Inc. Class A	16,161	1,074,707
Federated National Holding Co.	19,979	321,262
Fidelity & Guaranty Life (b)	18,950	539,128
FNFV Group (a)	106,009	1,452,323
Genworth Financial, Inc. Class A (a)	810,369	3,273,891
Global Indemnity Ltd. (a)	13,566	550,101
Greenlight Capital Re, Ltd. (a)	47,879	1,031,792
Hallmark Financial Services, Inc. (a)	22,288	234,247
HCI Group, Inc. (b)	14,101	672,477
Heritage Insurance Holdings, Inc.	42,207	510,705
Horace Mann Educators Corp.	65,691	2,538,957
Independence Holding Co.	10,516	199,278
Infinity Property& Casualty Corp.	17,519	1,738,761
Investors Title Co.	2,273	405,094
James River Group Holdings Ltd.	23,155	1,008,632
Kemper Corp.	64,226	2,527,293
Kinsale Capital Group, Inc.	10,630	384,381
Maiden Holdings Ltd.	111,347	1,375,135
MBIA, Inc. (a)(b)	211,056	1,772,870
National General Holdings Corp.	78,129	1,776,653
National Western Life Group, Inc.	3,687	1,129,107
Navigators Group, Inc.	36,493	1,972,447
OneBeacon Insurance Group Ltd.	31,831	507,704
Patriot National, Inc. (b)	17,263	49,890
Primerica, Inc. (b)	75,811	6,352,962
RLI Corp.	61,537	3,521,147
Safety Insurance Group, Inc.	23,442	1,697,201
Selective Insurance Group, Inc.	91,735	4,843,608
State Auto Financial Corp.	24,676	663,044
State National Companies, Inc.	48,515	711,715
Stewart Information Services Corp.	36,957	1,753,240
Third Point Reinsurance Ltd. (a)	106,135	1,284,234
Trupanion, Inc. (a)(b)	22,884	363,627
United Fire Group, Inc.	35,068	1,542,992
United Insurance Holdings Corp.	27,275	416,217
Universal Insurance Holdings, Inc. (b)	52,941	1,379,113
WMI Holdings Corp. (a)	322,694	484,041
		75,852,197
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	46,031	872,287
Altisource Residential Corp. Class B	84,960	1,221,725
American Capital Mortgage Investment Corp.	74,978	1,349,604
Anworth Mortgage Asset Corp.	151,576	888,235
Apollo Commercial Real Estate Finance, Inc. (b)	130,759	2,522,341
Ares Commercial Real Estate Corp.	44,910	621,105
Armour Residential REIT, Inc. (b)	60,071	1,445,909
Capstead Mortgage Corp.	153,242	1,707,116
CYS Investments, Inc.	243,582	2,077,754
Dynex Capital, Inc.	72,935	504,710
Great Ajax Corp.	23,794	323,598
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	78,190	1,713,925
Invesco Mortgage Capital, Inc.	181,851	2,965,990
Ladder Capital Corp. Class A	70,578	1,032,556
New Residential Investment Corp.	480,928	8,017,070
New York Mortgage Trust, Inc. (b)	174,613	1,119,269
Orchid Island Capital, Inc. (b)	49,125	520,725
Owens Realty Mortgage, Inc.	16,160	293,466
PennyMac Mortgage Investment Trust	110,144	1,969,375
Redwood Trust, Inc.	122,884	2,097,630
Resource Capital Corp.	48,089	449,632
Western Asset Mortgage Capital Corp.	64,881	683,197
		34,397,219
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	11,029	581,780
Thrifts & Mortgage Finance - 2.3%
Astoria Financial Corp.	148,752	3,033,053
Bank Mutual Corp.	64,940	597,448
BankFinancial Corp.	24,330	359,597
Bear State Financial, Inc.	26,573	249,255
Beneficial Bancorp, Inc.	113,810	1,820,960
BofI Holding, Inc. (a)(b)	96,914	2,315,275
BSB Bancorp, Inc. (a)	13,367	389,648
Capitol Federal Financial, Inc.	203,443	2,976,371
Charter Financial Corp.	21,667	397,589
Clifton Bancorp, Inc.	34,929	583,314
Dime Community Bancshares, Inc.	51,234	996,501
ESSA Bancorp, Inc.	13,065	197,673
Essent Group Ltd. (a)	120,396	4,455,856
EverBank Financial Corp.	163,765	3,193,418
Farmer Mac Class C (non-vtg.)	13,813	788,032
First Defiance Financial Corp.	15,945	855,290
Flagstar Bancorp, Inc. (a)	34,126	997,844
Greene County Bancorp, Inc. (b)	4,252	105,237
Hingham Institution for Savings	2,303	413,365
Home Bancorp, Inc.	9,385	348,559
HomeStreet, Inc. (a)	41,444	1,077,544
Impac Mortgage Holdings, Inc. (a)(b)	16,729	239,225
Kearny Financial Corp.	140,057	2,044,832
Lendingtree, Inc. (a)(b)	10,288	1,449,579
Meridian Bancorp, Inc. Maryland	78,016	1,369,181
Meta Financial Group, Inc.	13,369	1,135,028
MGIC Investment Corp. (a)	549,339	5,790,033
Nationstar Mortgage Holdings, Inc. (a)(b)	52,679	848,659
NMI Holdings, Inc. (a)	79,581	923,140
Northfield Bancorp, Inc.	68,553	1,260,004
Northwest Bancshares, Inc.	154,209	2,488,933
OceanFirst Financial Corp.	41,788	1,155,438
Ocwen Financial Corp. (a)(b)	159,811	365,967
Oritani Financial Corp. (b)	62,871	1,065,663
PennyMac Financial Services, Inc. (a)	21,604	356,466
PHH Corp. (a)	85,714	1,105,711
Provident Bancorp, Inc. (a)	6,417	136,682
Provident Financial Holdings, Inc.	9,698	186,493
Provident Financial Services, Inc.	99,000	2,543,310
Radian Group, Inc.	347,533	5,866,357
SI Financial Group, Inc.	21,144	316,103
Southern Missouri Bancorp, Inc.	9,741	324,375
Territorial Bancorp, Inc.	12,062	373,319
Trustco Bank Corp., New York	145,163	1,154,046
United Community Financial Corp.	73,474	627,468
United Financial Bancorp, Inc. New	81,635	1,409,836
Walker & Dunlop, Inc. (a)	44,531	1,997,215
Walter Investment Management Corp. (a)(b)	29,506	31,571
Washington Federal, Inc.	146,573	4,939,510
Waterstone Financial, Inc.	42,241	802,579
Westfield Financial, Inc.	39,908	419,034
WSFS Financial Corp.	46,557	2,197,490
		71,075,076

TOTAL FINANCIALS		598,501,769

HEALTH CARE - 12.9%
Biotechnology - 4.9%
Acceleron Pharma, Inc. (a)(b)	44,494	1,469,192
Achillion Pharmaceuticals, Inc. (a)	186,170	634,840
Acorda Therapeutics, Inc. (a)	69,867	1,128,352
Adamas Pharmaceuticals, Inc. (a)(b)	26,596	435,642
Aduro Biotech, Inc. (a)	59,317	572,409
Advaxis, Inc. (a)(b)	56,931	487,329
Adverum Biotechnologies, Inc. (a)	36,600	104,310
Aevi Genomic Medicine, Inc. (a)	43,039	68,862
Agenus, Inc. (a)(b)	116,086	416,749
Aimmune Therapeutics, Inc. (a)(b)	42,956	835,065
Akebia Therapeutics, Inc. (a)	58,225	767,406
Alder Biopharmaceuticals, Inc. (a)(b)	76,143	1,526,667
AMAG Pharmaceuticals, Inc. (a)(b)	56,604	1,381,138
Amicus Therapeutics, Inc. (a)(b)	230,394	1,769,426
AnaptysBio, Inc.	8,104	216,215
Anavex Life Sciences Corp. (a)(b)	51,865	292,000
Anthera Pharmaceuticals, Inc. (a)(b)	122,029	40,270
Applied Genetic Technologies Corp. (a)	20,177	112,991
Aptevo Therapeutics, Inc. (a)	25,071	50,142
Ardelyx, Inc. (a)	50,945	682,663
Arena Pharmaceuticals, Inc. (a)	477,260	639,528
Argos Therapeutics, Inc. (a)(b)	21,722	9,340
Array BioPharma, Inc. (a)(b)	270,362	2,344,039
Arrowhead Pharmaceuticals, Inc. (a)(b)	108,397	168,015
Asterias Biotherapeutics, Inc. (b)	40,411	149,521
Atara Biotherapeutics, Inc. (a)(b)	36,908	631,127
Athersys, Inc. (a)(b)	157,223	232,690
Audentes Therapeutics, Inc.	12,048	179,515
Axovant Sciences Ltd. (a)(b)	39,640	960,874
Bellicum Pharmaceuticals, Inc. (a)(b)	41,860	559,668
BioCryst Pharmaceuticals, Inc. (a)(b)	129,252	819,458
Biospecifics Technologies Corp. (a)	8,867	503,025
BioTime, Inc. (a)(b)	118,618	403,301
bluebird bio, Inc. (a)(b)	65,798	5,852,732
Blueprint Medicines Corp. (a)	46,310	2,157,120
Cara Therapeutics, Inc. (a)(b)	40,505	643,624
Celldex Therapeutics, Inc. (a)(b)	151,791	505,464
Cellular Biomedicine Group, Inc. (a)(b)	18,935	204,498
ChemoCentryx, Inc. (a)(b)	36,599	264,977
Chimerix, Inc. (a)	67,849	405,737
Cidara Therapeutics, Inc. (a)(b)	20,534	159,139
Clovis Oncology, Inc. (a)	59,358	3,436,235
Coherus BioSciences, Inc. (a)(b)	57,684	1,107,533
Concert Pharmaceuticals, Inc. (a)	26,189	415,619
Corvus Pharmaceuticals, Inc. (a)	5,272	52,351
Curis, Inc. (a)	177,319	429,112
Cytokinetics, Inc. (a)	58,667	962,139
CytomX Therapeutics, Inc. (a)	32,452	509,821
CytRx Corp. (a)(b)	185,319	94,290
Dimension Therapeutics, Inc. (a)	19,453	30,152
Dyax Corp. rights 12/31/19 (a)	125,389	319,742
Dynavax Technologies Corp. (a)(b)	71,581	397,275
Eagle Pharmaceuticals, Inc. (a)(b)	14,349	1,299,876
Edge Therapeutics, Inc. (a)(b)	28,494	295,768
Editas Medicine, Inc. (a)(b)	12,396	233,665
Eiger Biopharmaceuticals, Inc. (a)(b)	8,156	64,432
Emergent BioSolutions, Inc. (a)	52,721	1,576,885
Enanta Pharmaceuticals, Inc. (a)	25,632	813,816
Epizyme, Inc. (a)(b)	65,296	1,178,593
Esperion Therapeutics, Inc. (a)(b)	23,217	830,008
Exact Sciences Corp. (a)(b)	170,830	5,126,608
Exelixis, Inc. (a)	367,228	8,225,907
FibroGen, Inc. (a)	94,593	2,648,604
Five Prime Therapeutics, Inc. (a)	44,037	1,535,130
Flexion Therapeutics, Inc. (a)(b)	43,351	884,794
Fortress Biotech, Inc. (a)(b)	54,217	197,350
Foundation Medicine, Inc. (a)(b)	21,880	776,740
Galena Biopharma, Inc. (a)(b)	51,143	30,179
Genomic Health, Inc. (a)	31,020	1,019,317
Geron Corp. (a)(b)	239,723	613,691
Global Blood Therapeutics, Inc. (a)	32,544	942,149
GlycoMimetics, Inc. (a)	19,157	82,375
Halozyme Therapeutics, Inc. (a)(b)	176,372	2,458,626
Heron Therapeutics, Inc. (a)(b)	68,246	1,047,576
Idera Pharmaceuticals, Inc. (a)(b)	164,669	386,972
Ignyta, Inc. (a)	46,845	414,578
Immune Design Corp. (a)	21,877	143,294
ImmunoGen, Inc. (a)(b)	133,816	580,761
Immunomedics, Inc. (a)(b)	157,060	899,954
Infinity Pharmaceuticals, Inc. (a)	78,031	167,767
Inotek Pharmaceuticals Corp. (a)(b)	27,598	55,196
Inovio Pharmaceuticals, Inc. (a)(b)	105,431	663,161
Insmed, Inc. (a)(b)	100,534	1,854,852
Insys Therapeutics, Inc. (a)(b)	37,332	419,985
Intellia Therapeutics, Inc. (a)(b)	11,033	160,751
Invitae Corp. (a)	44,863	494,839
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	209,423	3,417,783
Jounce Therapeutics, Inc.	10,181	288,326
Kadmon Holdings, Inc. (a)(b)	12,900	35,475
Karyopharm Therapeutics, Inc. (a)	43,057	440,043
Keryx Biopharmaceuticals, Inc. (a)(b)	125,429	742,540
Kite Pharma, Inc. (a)(b)	70,374	5,776,298
La Jolla Pharmaceutical Co. (a)(b)	27,323	792,367
Lexicon Pharmaceuticals, Inc. (a)(b)	69,042	1,077,746
Ligand Pharmaceuticals, Inc. Class B (a)(b)	30,770	3,420,701
Lion Biotechnologies, Inc. (a)	89,708	614,500
Loxo Oncology, Inc. (a)(b)	26,130	1,203,548
Macrogenics, Inc. (a)	51,828	1,120,003
MannKind Corp. (a)(b)	102,978	89,962
MediciNova, Inc. (a)(b)	46,377	266,668
Merrimack Pharmaceuticals, Inc. (a)	193,806	645,374
MiMedx Group, Inc. (a)(b)	165,307	2,097,746
Minerva Neurosciences, Inc. (a)(b)	33,429	254,060
Mirati Therapeutics, Inc. (a)	24,637	112,098
Momenta Pharmaceuticals, Inc. (a)	105,274	1,510,682
Myriad Genetics, Inc. (a)(b)	108,621	1,997,540
NantKwest, Inc. (a)(b)	26,621	83,856
Natera, Inc. (a)(b)	41,455	375,168
NewLink Genetics Corp. (a)	35,165	657,234
Novavax, Inc. (a)(b)	428,671	349,838
OncoMed Pharmaceuticals, Inc. (a)(b)	33,982	133,889
Ophthotech Corp. (a)	48,384	143,700
Organovo Holdings, Inc. (a)(b)	153,704	445,742
Otonomy, Inc. (a)	38,199	509,957
OvaScience, Inc. (a)	50,887	76,839
PDL BioPharma, Inc.	262,437	590,483
Pfenex, Inc. (a)	28,954	139,269
PharmAthene, Inc.	98,878	71,865
Portola Pharmaceuticals, Inc. (a)	79,700	3,187,203
Progenics Pharmaceuticals, Inc. (a)(b)	112,910	894,247
Protagonist Therapeutics, Inc.	12,321	124,689
Proteostasis Therapeutics, Inc. (a)	12,700	76,772
Prothena Corp. PLC (a)(b)	62,169	3,365,208
PTC Therapeutics, Inc. (a)(b)	52,837	641,970
Puma Biotechnology, Inc. (a)(b)	45,307	1,839,464
Radius Health, Inc. (a)(b)	51,202	2,000,462
REGENXBIO, Inc. (a)	37,799	789,999
Regulus Therapeutics, Inc. (a)	61,562	95,421
Repligen Corp. (a)(b)	54,878	2,018,962
Retrophin, Inc. (a)(b)	59,370	1,163,058
Rigel Pharmaceuticals, Inc. (a)	195,787	585,403
Sage Therapeutics, Inc. (a)(b)	48,793	3,464,303
Sangamo Therapeutics, Inc. (a)(b)	110,335	529,608
Sarepta Therapeutics, Inc. (a)(b)	81,189	2,943,913
Selecta Biosciences, Inc.	8,115	97,867
Seres Therapeutics, Inc. (a)	28,336	278,543
Sorrento Therapeutics, Inc. (a)(b)	40,063	78,123
Spark Therapeutics, Inc. (a)(b)	31,034	1,799,041
Spectrum Pharmaceuticals, Inc. (a)	125,719	956,722
Stemline Therapeutics, Inc. (a)(b)	33,266	296,067
Syndax Pharmaceuticals, Inc. (a)	7,658	72,674
Synergy Pharmaceuticals, Inc. (a)(b)	325,579	1,341,385
Synthetic Biologics, Inc. (a)(b)	154,389	88,002
Syros Pharmaceuticals, Inc.	7,444	113,074
T2 Biosystems, Inc. (a)(b)	23,109	111,154
TESARO, Inc. (a)(b)	46,233	6,823,528
TG Therapeutics, Inc. (a)(b)	69,405	766,925
Tobira Therapeutics, Inc. rights (a)(b)	9,663	180,118
Tokai Pharmaceuticals, Inc. (a)(b)	19,688	12,041
Trevena, Inc. (a)	77,811	254,442
Trovagene, Inc. (a)(b)	44,659	41,533
Ultragenyx Pharmaceutical, Inc. (a)(b)	62,386	4,017,035
Vanda Pharmaceuticals, Inc. (a)	60,123	916,876
Veracyte, Inc. (a)	26,359	223,261
Versartis, Inc. (a)	50,885	936,284
Vital Therapies, Inc. (a)(b)	43,617	174,468
Voyager Therapeutics, Inc. (a)(b)	18,663	194,842
vTv Therapeutics, Inc. Class A (a)	9,625	53,034
Xbiotech, Inc. (a)(b)	27,790	302,355
Xencor, Inc. (a)	58,554	1,503,081
Zafgen, Inc. (a)	36,340	177,339
ZIOPHARM Oncology, Inc. (a)(b)	196,693	1,384,719
		153,060,043
Health Care Equipment & Supplies - 3.2%
Abaxis, Inc.	35,503	1,598,700
Accuray, Inc. (a)(b)	126,603	576,044
Analogic Corp.	20,259	1,455,609
Angiodynamics, Inc. (a)	42,866	665,280
Anika Therapeutics, Inc. (a)(b)	23,024	1,062,097
Atricure, Inc. (a)(b)	50,972	1,044,926
Atrion Corp.	2,227	1,151,582
Avinger, Inc. (a)(b)	29,245	16,456
AxoGen, Inc. (a)	41,834	510,375
Cantel Medical Corp.	58,017	4,317,045
Cardiovascular Systems, Inc. (a)	51,564	1,540,217
Cerus Corp. (a)(b)	160,959	700,172
ConforMis, Inc. (a)(b)	56,849	319,491
CONMED Corp.	44,712	2,198,042
Corindus Vascular Robotics, Inc. (a)(b)	87,335	110,042
Cryolife, Inc. (a)	51,193	929,153
Cutera, Inc. (a)	18,648	364,568
Endologix, Inc. (a)(b)	130,983	981,063
Entellus Medical, Inc. (a)	13,445	191,188
Exactech, Inc. (a)	16,629	493,050
Genmark Diagnostics, Inc. (a)	70,569	904,695
Glaukos Corp. (a)	27,071	1,286,685
Globus Medical, Inc. (a)	113,036	3,428,382
Haemonetics Corp. (a)	82,677	3,462,513
Halyard Health, Inc. (a)	75,694	2,989,913
ICU Medical, Inc. (a)	23,775	3,656,595
Inogen, Inc. (a)	26,399	2,188,213
Insulet Corp. (a)	93,309	4,050,544
Integer Holdings Corp. (a)	49,626	1,823,756
Integra LifeSciences Holdings Corp. (a)	97,645	4,488,741
Invacare Corp.	51,631	758,976
InVivo Therapeutics Holdings Corp. (a)(b)	51,172	194,454
IRadimed Corp. (a)(b)	6,465	55,599
iRhythm Technologies, Inc. (b)	11,396	402,165
Iridex Corp. (a)(b)	13,498	153,877
K2M Group Holdings, Inc. (a)	41,638	922,282
LeMaitre Vascular, Inc.	21,924	652,239
Masimo Corp. (a)	69,112	7,100,567
Meridian Bioscience, Inc. (b)	67,765	1,002,922
Merit Medical Systems, Inc. (a)	78,335	2,639,890
Natus Medical, Inc. (a)	52,688	1,844,080
Neogen Corp. (a)	58,973	3,675,787
Nevro Corp. (a)(b)	38,861	3,661,483
Novocure Ltd. (a)(b)	82,039	927,041
NuVasive, Inc. (a)	79,940	5,796,449
NxStage Medical, Inc. (a)	102,810	3,072,991
Obalon Therapeutics, Inc. (b)	8,054	85,533
OraSure Technologies, Inc. (a)	87,434	1,146,260
Orthofix International NV (a)	28,474	1,126,147
Oxford Immunotec Global PLC (a)	35,301	543,282
Penumbra, Inc. (a)(b)	44,845	3,832,005
Quidel Corp. (a)	43,705	1,056,350
Rockwell Medical Technologies, Inc. (a)(b)	76,158	654,959
RTI Biologics, Inc. (a)	91,472	370,462
Second Sight Medical Products, Inc. (a)(b)	30,119	34,938
Staar Surgical Co. (a)	65,466	680,846
SurModics, Inc. (a)	20,626	471,304
Tactile Systems Technology, Inc.	7,065	133,175
Tandem Diabetes Care, Inc. (a)	39,188	37,334
The Spectranetics Corp. (a)	69,361	1,983,725
TransEnterix, Inc. (a)(b)	110,576	71,874
Utah Medical Products, Inc.	5,461	341,859
ViewRay, Inc. (a)(b)	11,484	79,240
Wright Medical Group NV (a)(b)	166,403	5,056,987
		99,072,219
Health Care Providers & Services - 1.8%
AAC Holdings, Inc. (a)(b)	15,759	112,834
Aceto Corp.	47,313	749,911
Addus HomeCare Corp. (a)	11,807	400,848
Almost Family, Inc. (a)	18,098	898,566
Amedisys, Inc. (a)(b)	45,182	2,448,864
American Renal Associates Holdings, Inc. (b)	13,942	239,942
AMN Healthcare Services, Inc. (a)(b)	76,493	3,124,739
BioScrip, Inc. (a)(b)	178,558	271,408
BioTelemetry, Inc. (a)	43,560	1,433,124
Capital Senior Living Corp. (a)	46,018	642,871
Chemed Corp.	26,090	5,254,004
Civitas Solutions, Inc. (a)	24,019	427,538
Community Health Systems, Inc. (a)(b)	178,604	1,537,780
Corvel Corp. (a)	16,342	727,219
Cross Country Healthcare, Inc. (a)	57,175	798,735
Diplomat Pharmacy, Inc. (a)(b)	74,100	1,155,960
Genesis HealthCare, Inc. Class A (a)	59,548	144,106
HealthEquity, Inc. (a)	69,722	3,173,745
HealthSouth Corp.	143,109	6,711,812
Kindred Healthcare, Inc.	136,494	1,310,342
Landauer, Inc.	15,596	820,350
LHC Group, Inc. (a)	24,279	1,313,494
Magellan Health Services, Inc. (a)	37,751	2,597,269
Molina Healthcare, Inc. (a)	69,943	3,482,462
National Healthcare Corp.	18,336	1,364,565
National Research Corp. Class A	13,660	338,768
Nobilis Health Corp. (a)(b)	88,094	110,118
Owens & Minor, Inc.	100,829	3,493,725
PharMerica Corp. (a)	48,012	1,133,083
Providence Service Corp. (a)	19,255	847,220
Quorum Health Corp. (a)	47,100	201,117
RadNet, Inc. (a)	59,052	357,265
Select Medical Holdings Corp. (a)	172,551	2,372,576
Surgery Partners, Inc. (a)(b)	29,582	508,810
Teladoc, Inc. (a)(b)	38,778	961,694
The Ensign Group, Inc.	77,357	1,388,558
Tivity Health, Inc. (a)	51,422	1,727,779
Triple-S Management Corp. (a)	38,481	696,506
U.S. Physical Therapy, Inc.	19,773	1,297,109
		56,576,816
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)(b)	64,126	246,885
Computer Programs & Systems, Inc. (b)	17,774	487,896
Evolent Health, Inc. (a)(b)	25,412	590,829
Fulgent Genetics, Inc.	6,199	63,168
HealthStream, Inc. (a)(b)	41,742	1,160,010
HMS Holdings Corp. (a)	136,287	2,789,795
Medidata Solutions, Inc. (a)(b)	88,862	5,814,241
NantHealth, Inc. (b)	10,549	32,807
Omnicell, Inc. (a)	57,597	2,384,516
Quality Systems, Inc. (a)	82,864	1,181,641
Tabula Rasa HealthCare, Inc.	7,968	107,409
Vocera Communications, Inc. (a)	40,211	1,019,751
		15,878,948
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	37,340	1,019,382
Albany Molecular Research, Inc. (a)(b)	42,215	675,862
Cambrex Corp. (a)	51,510	3,057,119
ChromaDex, Inc. (a)(b)	45,481	141,446
Enzo Biochem, Inc. (a)	63,046	554,805
Fluidigm Corp. (a)(b)	46,180	228,129
INC Research Holdings, Inc. Class A (a)	66,855	3,008,475
Luminex Corp.	60,733	1,143,602
Medpace Holdings, Inc.	12,943	410,423
Nanostring Technologies, Inc. (a)	24,942	435,986
NeoGenomics, Inc. (a)	84,249	636,080
Pacific Biosciences of California, Inc. (a)(b)	127,576	502,649
PAREXEL International Corp. (a)	84,815	5,413,741
PRA Health Sciences, Inc. (a)	39,031	2,496,423
		19,724,122
Pharmaceuticals - 1.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	56,312	146,411
Aclaris Therapeutics, Inc. (a)	17,928	503,956
Aerie Pharmaceuticals, Inc. (a)(b)	46,650	2,054,933
Agile Therapeutics, Inc. (a)	23,522	84,444
Amphastar Pharmaceuticals, Inc. (a)	57,740	871,874
Ampio Pharmaceuticals, Inc. (a)(b)	75,624	42,281
ANI Pharmaceuticals, Inc. (a)	12,916	699,014
Aratana Therapeutics, Inc. (a)(b)	53,004	328,625
AstraZeneca PLC rights (a)	1,000	0
Avexis, Inc. (a)	9,452	760,886
Axsome Therapeutics, Inc. (a)	21,125	86,613
Bio Path Holdings, Inc. (a)(b)	123,189	77,708
Catalent, Inc. (a)	161,328	4,723,684
Cempra, Inc. (a)	70,915	304,935
Clearside Biomedical, Inc.	15,672	124,749
Collegium Pharmaceutical, Inc. (a)(b)	26,164	256,669
Corcept Therapeutics, Inc. (a)	120,703	1,151,507
DepoMed, Inc. (a)(b)	99,088	1,188,065
Dermira, Inc. (a)	47,135	1,605,418
Durect Corp. (a)	193,480	169,759
Egalet Corp. (a)	35,181	134,391
Endocyte, Inc. (a)(b)	60,503	139,157
Flex Pharma, Inc. (a)	17,388	59,815
Heska Corp. (a)	9,884	1,069,943
Horizon Pharma PLC (a)(b)	260,670	4,009,105
Impax Laboratories, Inc. (a)	118,478	1,664,616
Innoviva, Inc. (a)(b)	130,886	1,542,492
Intersect ENT, Inc. (a)	41,327	785,213
Intra-Cellular Therapies, Inc. (a)(b)	55,884	772,317
Lannett Co., Inc. (a)(b)	44,951	1,168,726
Lipocine, Inc. (a)(b)	26,982	114,404
MyoKardia, Inc. (a)	20,507	267,616
Nektar Therapeutics (a)(b)	230,031	4,363,688
Neos Therapeutics, Inc. (a)(b)	28,654	203,443
Novan, Inc. (b)	7,579	41,230
Ocular Therapeutix, Inc. (a)(b)	33,017	328,849
Omeros Corp. (a)(b)	65,469	1,068,454
Pacira Pharmaceuticals, Inc. (a)(b)	59,009	2,864,887
Paratek Pharmaceuticals, Inc. (a)(b)	32,094	688,416
Phibro Animal Health Corp. Class A	30,761	915,140
Prestige Brands Holdings, Inc. (a)	86,154	4,946,101
Reata Pharmaceuticals, Inc. (b)	10,139	210,283
Revance Therapeutics, Inc. (a)	33,272	723,666
SciClone Pharmaceuticals, Inc. (a)	79,731	769,404
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	37,201	377,590
Supernus Pharmaceuticals, Inc. (a)	75,848	2,472,645
Teligent, Inc. (a)(b)	65,825	519,359
Tetraphase Pharmaceuticals, Inc. (a)	57,752	457,973
The Medicines Company (a)(b)	108,871	5,369,518
TherapeuticsMD, Inc. (a)(b)	242,233	1,235,388
Theravance Biopharma, Inc. (a)(b)	64,885	2,616,812
Titan Pharmaceuticals, Inc. (a)(b)	30,025	88,574
WAVE Life Sciences (a)(b)	14,423	304,325
Zogenix, Inc. (a)(b)	39,442	433,862
		57,908,933

TOTAL HEALTH CARE		402,221,081

INDUSTRIALS - 14.3%
Aerospace & Defense - 1.6%
AAR Corp.	53,551	1,927,300
Aerojet Rocketdyne Holdings, Inc. (a)	96,286	2,157,769
AeroVironment, Inc. (a)(b)	33,571	959,123
Astronics Corp. (a)	29,498	958,980
Astronics Corp. Class B	1,938	62,811
Axon Enterprise, Inc. (a)(b)	84,278	2,071,553
Cubic Corp.	40,905	2,122,970
Curtiss-Wright Corp.	71,502	6,682,577
DigitalGlobe, Inc. (a)	102,106	3,287,813
Ducommun, Inc. (a)	16,511	485,258
Engility Holdings, Inc. (a)	29,482	835,815
Esterline Technologies Corp. (a)	47,898	4,380,272
KEYW Holding Corp. (a)(b)	70,544	669,463
KLX, Inc. (a)	85,405	4,039,657
Kratos Defense & Security Solutions, Inc. (a)(b)	108,323	825,421
Mercury Systems, Inc. (a)	75,394	2,818,228
Moog, Inc. Class A (a)	51,811	3,556,825
National Presto Industries, Inc.	7,924	826,869
Sparton Corp. (a)	14,904	331,912
Teledyne Technologies, Inc. (a)	55,253	7,449,762
Triumph Group, Inc. (b)	80,095	2,098,489
Vectrus, Inc. (a)	16,966	431,615
Wesco Aircraft Holdings, Inc. (a)	90,120	1,094,958
		50,075,440
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	78,405	1,441,868
Atlas Air Worldwide Holdings, Inc. (a)	39,872	2,312,576
Echo Global Logistics, Inc. (a)(b)	46,930	879,938
Forward Air Corp.	48,228	2,564,283
Hub Group, Inc. Class A (a)	54,213	2,122,439
Park-Ohio Holdings Corp.	13,644	536,891
Radiant Logistics, Inc. (a)	59,969	359,814
XPO Logistics, Inc. (a)(b)	158,271	7,817,005
		18,034,814
Airlines - 0.3%
Allegiant Travel Co.	21,362	3,106,035
Hawaiian Holdings, Inc. (a)	85,081	4,619,898
SkyWest, Inc.	81,347	3,026,108
		10,752,041
Building Products - 1.3%
AAON, Inc.	65,345	2,394,894
Advanced Drain Systems, Inc. Del (b)	56,170	1,294,719
American Woodmark Corp. (a)	22,374	2,056,171
Apogee Enterprises, Inc. (b)	45,786	2,495,337
Builders FirstSource, Inc. (a)	135,267	2,165,625
Caesarstone Sdot-Yam Ltd. (a)(b)	38,555	1,530,634
Continental Building Products, Inc. (a)	56,835	1,383,932
CSW Industrials, Inc. (a)	23,774	841,600
GCP Applied Technologies, Inc. (a)	114,593	3,770,110
Gibraltar Industries, Inc. (a)	51,117	2,006,342
GMS, Inc.	11,302	408,680
Griffon Corp.	48,962	1,175,088
Insteel Industries, Inc.	28,469	991,006
Masonite International Corp. (a)	49,061	4,081,875
NCI Building Systems, Inc. (a)	43,220	756,350
Patrick Industries, Inc. (a)	25,787	1,832,166
PGT, Inc. (a)	75,928	827,615
Ply Gem Holdings, Inc. (a)	36,039	693,751
Quanex Building Products Corp.	55,680	1,135,872
Simpson Manufacturing Co. Ltd.	67,029	2,795,780
Trex Co., Inc. (a)	47,657	3,488,016
Universal Forest Products, Inc.	32,132	3,061,858
		41,187,421
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	90,030	3,888,396
ACCO Brands Corp. (a)	171,798	2,448,122
ADS Waste Holdings, Inc.	36,364	864,736
Aqua Metals, Inc. (a)(b)	19,597	323,351
ARC Document Solutions, Inc. (a)	65,338	240,444
Brady Corp. Class A	74,153	2,888,259
Casella Waste Systems, Inc. Class A (a)	62,409	939,255
CECO Environmental Corp.	46,514	525,143
CompX International, Inc. Class A	1,954	29,115
Deluxe Corp.	78,968	5,678,589
Ennis, Inc.	40,841	718,802
Essendant, Inc.	60,390	1,008,513
Healthcare Services Group, Inc.	113,607	5,215,697
Heritage-Crystal Clean, Inc. (a)	20,324	305,876
Herman Miller, Inc.	96,900	3,207,390
HNI Corp.	73,415	3,432,885
InnerWorkings, Inc. (a)	61,140	647,473
Interface, Inc.	104,814	2,085,799
Kimball International, Inc. Class B	59,704	1,060,940
Knoll, Inc.	77,765	1,863,249
Matthews International Corp. Class A	51,862	3,555,140
McGrath RentCorp.	38,078	1,325,495
Mobile Mini, Inc.	71,325	2,047,028
Msa Safety, Inc.	50,206	3,908,537
Multi-Color Corp.	22,083	1,695,974
NL Industries, Inc. (a)	13,262	107,422
Quad/Graphics, Inc.	47,036	1,235,165
SP Plus Corp. (a)	28,184	970,939
Steelcase, Inc. Class A	139,170	2,372,849
Team, Inc. (a)(b)	46,911	1,261,906
Tetra Tech, Inc.	93,403	4,105,062
The Brink's Co.	72,768	4,467,955
TRC Companies, Inc. (a)	29,535	516,863
U.S. Ecology, Inc.	35,556	1,676,465
UniFirst Corp.	24,491	3,409,147
Viad Corp.	32,659	1,476,187
VSE Corp.	13,773	587,418
West Corp.	69,954	1,867,072
		73,958,658
Construction & Engineering - 1.0%
Aegion Corp. (a)	57,025	1,301,311
Ameresco, Inc. Class A (a)	33,827	218,184
Argan, Inc.	21,683	1,449,509
Comfort Systems U.S.A., Inc.	60,053	2,203,945
Dycom Industries, Inc. (a)(b)	49,362	5,215,589
EMCOR Group, Inc.	97,896	6,435,683
Granite Construction, Inc.	63,963	3,371,490
Great Lakes Dredge & Dock Corp. (a)	93,911	427,295
HC2 Holdings, Inc. (a)	53,036	309,730
Ies Holdings, Inc. (a)	12,470	249,400
Keane Group, Inc. (b)	50,755	701,434
Layne Christensen Co. (a)(b)	28,784	229,408
MasTec, Inc. (a)	106,981	4,723,211
MYR Group, Inc. (a)	24,398	1,031,059
NV5 Holdings, Inc. (a)	11,662	451,319
Orion Group Holdings, Inc. (a)	42,786	323,034
Primoris Services Corp.	65,340	1,500,860
Tutor Perini Corp. (a)	61,110	1,885,244
		32,027,705
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	9,844	222,868
American Superconductor Corp. (a)(b)	18,682	97,333
AZZ, Inc.	41,981	2,478,978
Babcock & Wilcox Enterprises, Inc. (a)	72,639	680,627
Encore Wire Corp.	33,016	1,459,307
Energous Corp. (a)(b)	23,541	297,087
EnerSys	70,343	5,846,207
FuelCell Energy, Inc. (a)(b)	56,662	65,161
Generac Holdings, Inc. (a)(b)	99,811	3,510,353
General Cable Corp.	78,845	1,419,210
LSI Industries, Inc.	37,849	343,290
Plug Power, Inc. (a)(b)	303,756	680,413
Powell Industries, Inc.	13,802	476,031
Preformed Line Products Co.	3,782	200,181
Sunrun, Inc. (a)(b)	100,435	531,301
Thermon Group Holdings, Inc. (a)(b)	52,259	1,071,310
TPI Composites, Inc.	9,555	187,756
Vicor Corp. (a)	26,915	484,470
		20,051,883
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	58,868	1,824,908
Machinery - 3.3%
Actuant Corp. Class A	95,159	2,597,841
Alamo Group, Inc.	15,443	1,220,924
Albany International Corp. Class A	46,241	2,254,249
Altra Industrial Motion Corp.	40,883	1,804,984
American Railcar Industries, Inc. (b)	12,584	527,899
Astec Industries, Inc.	31,363	1,986,846
Barnes Group, Inc.	80,955	4,450,096
Blue Bird Corp. (a)(b)	8,529	158,639
Briggs & Stratton Corp.	68,633	1,715,139
Chart Industries, Inc. (a)	49,613	1,811,371
CIRCOR International, Inc.	26,735	1,783,492
Columbus McKinnon Corp. (NY Shares)	31,514	823,461
Dmc Global, Inc.	22,292	341,068
Douglas Dynamics, Inc.	35,836	1,143,168
Energy Recovery, Inc. (a)(b)	54,684	461,533
EnPro Industries, Inc.	35,041	2,475,647
ESCO Technologies, Inc.	41,076	2,417,323
ExOne Co. (a)(b)	17,321	174,769
Federal Signal Corp.	96,947	1,513,343
Franklin Electric Co., Inc.	74,576	3,065,074
FreightCar America, Inc.	19,221	251,026
Gencor Industries, Inc. (a)	12,345	204,927
Global Brass & Copper Holdings, Inc.	34,169	1,218,125
Gorman-Rupp Co.	28,825	824,972
Graham Corp.	15,188	335,199
Greenbrier Companies, Inc.	43,862	1,905,804
Hardinge, Inc.	19,465	204,383
Harsco Corp. (a)	130,482	1,702,790
Hillenbrand, Inc.	95,353	3,518,526
Hurco Companies, Inc.	10,145	294,205
Hyster-Yale Materials Handling Class A	15,476	930,262
John Bean Technologies Corp.	50,632	4,488,527
Kadant, Inc.	17,544	1,090,360
Kennametal, Inc.	127,556	5,303,778
Lindsay Corp. (b)	17,186	1,492,776
Lydall, Inc. (a)	26,912	1,410,189
Manitowoc Co., Inc. (a)	204,974	1,223,695
Meritor, Inc. (a)	132,215	2,354,749
Milacron Holdings Corp. (a)(b)	23,117	435,062
Miller Industries, Inc.	17,599	447,015
Mueller Industries, Inc.	91,778	2,940,567
Mueller Water Products, Inc. Class A	250,640	2,819,700
Navistar International Corp. New (a)(b)	80,302	2,160,927
NN, Inc.	42,457	1,171,813
Omega Flex, Inc.	4,658	261,640
Proto Labs, Inc. (a)(b)	39,917	2,315,186
RBC Bearings, Inc. (a)	36,661	3,677,098
Rexnord Corp. (a)	133,867	3,266,355
SPX Corp. (a)	67,410	1,621,885
SPX Flow, Inc. (a)	56,928	2,057,378
Standex International Corp.	20,595	1,934,900
Sun Hydraulics Corp.	37,729	1,465,394
Supreme Industries, Inc. Class A	20,607	412,964
Tennant Co.	28,365	2,077,736
Titan International, Inc.	71,641	767,275
TriMas Corp. (a)	72,958	1,674,386
Wabash National Corp.	96,337	2,194,557
Watts Water Technologies, Inc. Class A	45,118	2,806,340
Woodward, Inc.	85,314	5,773,198
		103,762,535
Marine - 0.1%
Costamare, Inc. (b)	47,694	321,458
Matson, Inc.	70,147	2,223,660
Scorpio Bulkers, Inc. (a)(b)	88,653	660,465
		3,205,583
Professional Services - 1.3%
Acacia Research Corp. (a)	79,393	432,692
Advisory Board Co. (a)	66,157	3,380,623
Barrett Business Services, Inc.	11,268	649,713
CBIZ, Inc. (a)	79,058	1,245,164
Cogint, Inc. (a)(b)	24,112	127,794
CRA International, Inc.	12,689	481,421
Exponent, Inc.	41,450	2,534,668
Franklin Covey Co. (a)	16,231	344,909
FTI Consulting, Inc. (a)	67,107	2,321,231
GP Strategies Corp. (a)	20,291	549,886
Heidrick & Struggles International, Inc.	29,114	625,951
Hill International, Inc. (a)	51,358	208,000
Huron Consulting Group, Inc. (a)	35,140	1,563,730
ICF International, Inc. (a)	29,255	1,291,608
Insperity, Inc.	25,334	2,314,261
Kelly Services, Inc. Class A (non-vtg.)	47,974	1,070,780
Kforce, Inc.	39,900	905,730
Korn/Ferry International	92,596	3,000,110
MISTRAS Group, Inc. (a)	28,272	636,120
Navigant Consulting, Inc. (a)	77,240	1,851,443
On Assignment, Inc. (a)	82,182	4,254,562
Resources Connection, Inc.	45,793	636,523
RPX Corp. (a)	80,327	1,031,399
TriNet Group, Inc. (a)	67,997	1,999,112
TrueBlue, Inc. (a)	68,251	1,866,665
WageWorks, Inc. (a)	58,993	4,353,683
		39,677,778
Road & Rail - 0.5%
ArcBest Corp.	39,967	1,057,127
Celadon Group, Inc. (b)	43,260	170,877
Covenant Transport Group, Inc. Class A (a)	18,853	353,117
Heartland Express, Inc. (b)	73,628	1,481,395
Knight Transportation, Inc. (b)	108,078	3,707,075
Marten Transport Ltd.	37,251	923,825
P.A.M. Transportation Services, Inc. (a)	3,765	70,669
Roadrunner Transportation Systems, Inc. (a)	48,553	326,276
Saia, Inc. (a)	40,853	1,967,072
Swift Transporation Co. (a)(b)	120,620	2,964,840
U.S.A. Truck, Inc. (a)	12,914	86,653
Universal Logistics Holdings I	12,769	178,128
Werner Enterprises, Inc. (b)	72,063	1,967,320
YRC Worldwide, Inc. (a)	51,671	550,813
		15,805,187
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	77,583	1,832,510
Applied Industrial Technologies, Inc.	58,678	3,755,392
Beacon Roofing Supply, Inc. (a)	96,557	4,786,330
BMC Stock Holdings, Inc. (a)	88,966	2,072,908
CAI International, Inc. (a)	24,909	513,624
DXP Enterprises, Inc. (a)	25,271	921,886
GATX Corp. (b)	66,248	3,968,255
H&E Equipment Services, Inc.	51,270	1,082,822
Kaman Corp.	42,945	2,061,789
Lawson Products, Inc. (a)	10,041	228,433
MRC Global, Inc. (a)	151,714	2,765,746
Neff Corp. (a)	15,103	265,813
Now, Inc. (a)(b)	173,027	2,943,189
Rush Enterprises, Inc.:
Class A (a)	47,749	1,802,525
Class B (a)	9,788	339,056
SiteOne Landscape Supply, Inc. (b)	18,693	893,712
Textainer Group Holdings Ltd.	36,042	538,828
Titan Machinery, Inc. (a)	28,146	446,114
Triton International Ltd.	64,873	1,985,763
Univar, Inc. (a)	69,225	2,066,366
Veritiv Corp. (a)	13,410	692,627
Willis Lease Finance Corp. (a)	6,202	140,847
		36,104,535

TOTAL INDUSTRIALS		446,468,488

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.8%
ADTRAN, Inc.	79,803	1,596,060
Aerohive Networks, Inc. (a)	40,353	156,166
Applied Optoelectronics, Inc. (a)(b)	29,201	1,442,237
Bel Fuse, Inc. Class B (non-vtg.)	14,719	356,200
Black Box Corp.	23,827	235,887
CalAmp Corp. (a)	58,035	1,041,148
Calix Networks, Inc. (a)	65,632	439,734
Ciena Corp. (a)	221,856	5,082,721
Clearfield, Inc. (a)	18,240	258,096
Comtech Telecommunications Corp.	35,850	502,259
Digi International, Inc. (a)	41,201	510,892
EMCORE Corp.	41,504	373,536
Extreme Networks, Inc. (a)	166,558	1,301,651
Finisar Corp. (a)	173,785	3,969,249
Harmonic, Inc. (a)(b)	121,488	704,630
Infinera Corp. (a)(b)	227,156	2,253,388
InterDigital, Inc.	55,994	5,033,861
KVH Industries, Inc. (a)	23,984	191,872
Lumentum Holdings, Inc. (a)(b)	81,714	3,493,274
NETGEAR, Inc. (a)	52,498	2,475,281
NetScout Systems, Inc. (a)	144,753	5,449,950
Oclaro, Inc. (a)(b)	180,759	1,447,880
Plantronics, Inc.	53,799	2,937,425
ShoreTel, Inc. (a)	106,886	700,103
Silicom Ltd.	8,926	484,057
Sonus Networks, Inc. (a)	75,799	582,136
Ubiquiti Networks, Inc. (a)(b)	41,879	2,157,606
ViaSat, Inc. (a)(b)	83,693	5,358,863
Viavi Solutions, Inc. (a)	378,434	3,784,340
		54,320,502
Electronic Equipment & Components - 3.1%
Agilysys, Inc. (a)	23,957	237,174
Anixter International, Inc. (a)	47,000	3,832,850
AVX Corp.	73,961	1,250,681
Badger Meter, Inc.	45,518	1,809,341
Belden, Inc.	68,018	4,740,855
Benchmark Electronics, Inc. (a)	80,077	2,538,441
Cardtronics PLC	72,859	3,029,477
Coherent, Inc. (a)	39,088	8,427,373
Control4 Corp. (a)	31,885	538,857
CTS Corp.	51,106	1,129,443
Daktronics, Inc.	58,171	550,298
Electro Scientific Industries, Inc. (a)	43,631	304,544
ePlus, Inc. (a)	20,614	1,468,748
Fabrinet (a)	56,468	1,957,746
FARO Technologies, Inc. (a)	27,310	1,000,912
II-VI, Inc. (a)	96,248	3,190,621
Insight Enterprises, Inc. (a)	59,284	2,495,856
InvenSense, Inc. (a)	131,850	1,695,591
Itron, Inc. (a)	54,085	3,507,412
Kimball Electronics, Inc. (a)	45,818	790,361
Knowles Corp. (a)(b)	142,583	2,527,997
Littelfuse, Inc.	35,806	5,519,495
Maxwell Technologies, Inc. (a)(b)	49,881	304,274
Mesa Laboratories, Inc.	4,892	683,999
Methode Electronics, Inc. Class A	59,065	2,631,346
MTS Systems Corp.	27,173	1,262,186
Novanta, Inc. (a)	51,103	1,433,439
OSI Systems, Inc. (a)	28,309	2,191,117
Park Electrochemical Corp.	32,293	559,315
PC Connection, Inc.	18,817	540,801
Plexus Corp. (a)	53,932	2,803,925
RadiSys Corp. (a)	56,498	226,557
Rogers Corp. (a)	29,124	2,998,025
Sanmina Corp. (a)	118,489	4,413,715
ScanSource, Inc. (a)	40,717	1,608,322
SYNNEX Corp.	47,236	5,121,799
Systemax, Inc.	18,259	241,749
Tech Data Corp. (a)	56,551	5,409,103
TTM Technologies, Inc. (a)(b)	117,035	1,957,996
Universal Display Corp. (b)	67,023	5,988,505
Vishay Intertechnology, Inc.	219,493	3,588,711
Vishay Precision Group, Inc. (a)	19,202	330,274
		96,839,231
Internet Software & Services - 2.4%
2U, Inc. (a)(b)	59,288	2,691,675
Actua Corp. (a)(b)	51,903	726,642
Alarm.com Holdings, Inc. (a)	16,396	534,674
Amber Road, Inc. (a)	28,171	230,720
Angie's List, Inc. (a)(b)	63,174	371,463
AppFolio, Inc. (a)	12,131	322,078
Apptio, Inc. Class A	11,094	144,777
Autobytel, Inc. (a)	13,868	181,809
Bankrate, Inc. (a)	76,958	815,755
Bazaarvoice, Inc. (a)	130,496	613,331
Benefitfocus, Inc. (a)(b)	21,053	663,170
BlackLine, Inc. (b)	15,909	522,929
Blucora, Inc. (a)	63,241	1,166,796
Box, Inc. Class A (a)	78,808	1,358,650
Brightcove, Inc. (a)	47,631	414,390
Carbonite, Inc. (a)	28,244	610,070
Care.com, Inc. (a)	22,323	264,528
ChannelAdvisor Corp. (a)	36,902	435,444
Cimpress NV (a)(b)	40,585	3,331,217
Cornerstone OnDemand, Inc. (a)	81,503	3,201,438
Coupa Software, Inc.	13,677	379,537
DHI Group, Inc. (a)	79,728	306,953
Endurance International Group Holdings, Inc. (a)	97,205	738,758
Envestnet, Inc. (a)	67,178	2,337,794
Five9, Inc. (a)	53,528	976,618
Global Sources Ltd. (a)	11,782	108,394
Gogo, Inc. (a)(b)	91,204	1,150,082
GrubHub, Inc. (a)(b)	130,528	5,610,093
GTT Communications, Inc. (a)	42,898	1,179,695
Hortonworks, Inc. (a)	68,801	716,218
Instructure, Inc. (a)	16,714	399,465
j2 Global, Inc.	76,121	6,869,159
Limelight Networks, Inc. (a)	112,845	354,333
Liquidity Services, Inc. (a)	39,719	309,808
LivePerson, Inc. (a)	84,747	597,466
LogMeIn, Inc.	84,112	9,504,656
Marchex, Inc. Class B (a)	52,991	143,606
MeetMe, Inc. (a)	76,617	456,637
MINDBODY, Inc. (a)(b)	23,426	664,127
New Relic, Inc. (a)	35,587	1,422,768
NIC, Inc.	102,072	2,179,237
NumereX Corp. Class A (a)(b)	22,750	102,375
Q2 Holdings, Inc. (a)	41,475	1,582,271
QuinStreet, Inc. (a)	58,045	260,042
Quotient Technology, Inc. (a)(b)	103,855	1,132,020
RealNetworks, Inc. (a)	37,558	171,640
Reis, Inc.	13,882	260,982
RetailMeNot, Inc. (a)	62,321	722,924
Rightside Group Ltd. (a)	18,600	186,744
SecureWorks Corp.	9,719	84,069
Shutterstock, Inc. (a)	30,731	1,328,501
SPS Commerce, Inc. (a)	26,912	1,487,157
Stamps.com, Inc. (a)(b)	26,216	2,782,828
TechTarget, Inc. (a)	24,386	225,571
The Trade Desk, Inc.	14,591	544,974
TrueCar, Inc. (a)(b)	87,463	1,532,352
Web.com Group, Inc. (a)	69,095	1,333,534
WebMD Health Corp. (a)(b)	60,383	3,274,570
Xactly Corp. (a)	36,301	421,092
XO Group, Inc. (a)	41,471	727,816
		73,168,422
IT Services - 1.8%
Acxiom Corp. (a)	125,349	3,622,586
ALJ Regional Holdings, Inc. (a)(b)	27,283	91,398
Blackhawk Network Holdings, Inc. (a)	88,894	3,595,762
CACI International, Inc. Class A (a)	39,394	4,648,492
Cass Information Systems, Inc.	18,060	1,200,448
Convergys Corp.	143,725	3,235,250
CSG Systems International, Inc.	51,902	1,946,844
EPAM Systems, Inc. (a)	77,871	5,996,067
EVERTEC, Inc.	102,542	1,625,291
ExlService Holdings, Inc. (a)	52,735	2,515,987
Forrester Research, Inc.	16,328	662,100
Hackett Group, Inc.	36,370	721,217
Information Services Group, Inc. (a)	51,245	161,422
ManTech International Corp. Class A	40,155	1,425,503
Maximus, Inc.	103,684	6,323,687
MoneyGram International, Inc. (a)	47,567	847,168
NCI, Inc. Class A (a)	9,640	143,154
Neustar, Inc. Class A (a)	87,188	2,894,642
Perficient, Inc. (a)	57,086	994,438
PFSweb, Inc. (a)	23,366	171,039
Planet Payment, Inc. (a)	67,318	280,716
Science Applications International Corp.	68,293	4,984,706
ServiceSource International, Inc. (a)	97,057	364,934
Sykes Enterprises, Inc. (a)	62,833	1,873,052
Syntel, Inc. (b)	52,354	921,954
Teletech Holdings, Inc.	26,946	842,063
Travelport Worldwide Ltd.	186,548	2,456,837
Unisys Corp. (a)(b)	81,327	918,995
Virtusa Corp. (a)	44,865	1,389,918
		56,855,670
Semiconductors & Semiconductor Equipment - 4.0%
Acacia Communications, Inc. (b)	8,314	381,114
Advanced Energy Industries, Inc. (a)	63,665	4,698,477
Advanced Micro Devices, Inc. (a)(b)	1,215,034	16,159,915
Alpha & Omega Semiconductor Ltd. (a)	30,379	502,772
Ambarella, Inc. (a)(b)	51,806	2,912,533
Amkor Technology, Inc. (a)	161,590	1,903,530
Axcelis Technologies, Inc. (a)	47,206	908,716
Brooks Automation, Inc.	109,647	2,769,683
Cabot Microelectronics Corp.	38,045	2,980,826
Cavium, Inc. (a)	104,180	7,172,793
Ceva, Inc. (a)	32,186	1,158,696
Cirrus Logic, Inc. (a)	101,209	6,512,799
Cohu, Inc.	42,836	802,318
Diodes, Inc. (a)	62,067	1,451,747
DSP Group, Inc. (a)	34,285	426,848
Entegris, Inc. (a)	228,238	5,660,302
Exar Corp. (a)	64,754	842,450
Experi Corp.	79,779	2,680,574
FormFactor, Inc. (a)	111,303	1,235,463
Ichor Holdings Ltd.	10,859	210,665
Impinj, Inc. (b)	9,724	364,456
Inphi Corp. (a)(b)	65,036	2,693,791
Integrated Device Technology, Inc. (a)	217,548	5,218,977
IXYS Corp.	39,911	556,758
Kopin Corp. (a)	97,911	399,477
Lattice Semiconductor Corp. (a)	192,877	1,323,136
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	51,057	2,495,666
MaxLinear, Inc. Class A (a)	90,033	2,505,618
Microsemi Corp. (a)	184,023	8,638,040
MKS Instruments, Inc.	85,899	6,721,597
Monolithic Power Systems, Inc.	62,927	5,757,821
Nanometrics, Inc. (a)	38,531	1,215,846
NeoPhotonics Corp. (a)(b)	48,945	379,813
NVE Corp.	7,754	631,253
PDF Solutions, Inc. (a)	43,898	834,940
Photronics, Inc. (a)	105,328	1,211,272
Power Integrations, Inc.	44,561	2,938,798
Rambus, Inc. (a)	174,662	2,186,768
Rudolph Technologies, Inc. (a)	48,705	1,193,273
Semtech Corp. (a)	104,569	3,571,031
Sigma Designs, Inc. (a)	56,936	353,003
Silicon Laboratories, Inc. (a)	66,755	4,749,618
Synaptics, Inc. (a)(b)	56,781	3,109,895
Ultra Clean Holdings, Inc. (a)	51,861	997,806
Ultratech, Inc. (a)	34,872	1,064,293
Veeco Instruments, Inc. (a)	64,372	2,124,276
Xcerra Corp. (a)	83,978	822,984
		125,432,427
Software - 3.7%
8x8, Inc. (a)	142,870	2,078,759
A10 Networks, Inc. (a)	70,071	567,575
ACI Worldwide, Inc. (a)	186,476	4,007,369
American Software, Inc. Class A	41,063	450,461
Aspen Technology, Inc. (a)	125,786	7,734,581
Barracuda Networks, Inc. (a)	35,665	725,069
Blackbaud, Inc. (b)	76,284	6,133,996
Bottomline Technologies, Inc. (a)	65,802	1,533,187
BroadSoft, Inc. (a)(b)	47,813	1,836,019
Callidus Software, Inc. (a)	98,748	2,078,645
CommVault Systems, Inc. (a)	62,622	3,159,280
Digimarc Corp.(a)(b)	15,462	446,079
Ebix, Inc. (b)	40,832	2,519,334
Ellie Mae, Inc. (a)	52,963	5,389,515
EnerNOC, Inc. (a)(b)	42,484	240,035
Everbridge, Inc.	13,855	321,575
Exa Corp. (a)	22,057	303,504
Fair Isaac Corp.	50,056	6,781,587
Gigamon, Inc. (a)	52,561	1,666,184
Globant SA (a)(b)	41,687	1,579,520
Glu Mobile, Inc. (a)(b)	163,217	377,031
Guidance Software, Inc. (a)	34,991	211,696
HubSpot, Inc. (a)(b)	46,718	3,132,442
Imperva, Inc. (a)	46,540	2,068,703
Jive Software, Inc. (a)	91,871	463,949
Majesco (a)	6,314	34,790
MicroStrategy, Inc. Class A (a)	15,394	2,927,477
Mitek Systems, Inc. (a)(b)	46,767	409,211
MobileIron, Inc. (a)	73,969	336,559
Model N, Inc. (a)	35,334	378,074
Monotype Imaging Holdings, Inc.	65,904	1,341,146
Park City Group, Inc. (a)(b)	20,558	260,059
Paycom Software, Inc. (a)(b)	71,081	4,282,630
Paylocity Holding Corp. (a)(b)	34,941	1,378,073
Pegasystems, Inc.	58,280	2,654,654
Progress Software Corp.	80,913	2,404,734
Proofpoint, Inc. (a)(b)	66,040	4,977,435
PROS Holdings, Inc. (a)	41,080	1,012,622
QAD, Inc. Class A	14,991	452,728
Qualys, Inc. (a)	44,096	1,693,286
Rapid7, Inc. (a)(b)	31,630	536,129
RealPage, Inc. (a)	87,174	3,229,797
RingCentral, Inc. (a)	94,731	3,026,655
Rosetta Stone, Inc. (a)	30,668	345,015
Sapiens International Corp. NV	38,727	459,302
Silver Spring Networks, Inc. (a)	60,234	687,270
Synchronoss Technologies, Inc. (a)(b)	66,889	1,070,224
Take-Two Interactive Software, Inc. (a)	157,292	9,885,802
TeleNav, Inc. (a)	51,806	450,712
The Rubicon Project, Inc. (a)	59,099	337,455
TiVo Corp.	189,542	3,743,455
Varonis Systems, Inc. (a)	16,995	533,643
Vasco Data Security International, Inc. (a)	47,934	647,109
Verint Systems, Inc. (a)	100,497	3,949,532
VirnetX Holding Corp. (a)(b)	76,929	253,866
Workiva, Inc. (a)	34,944	587,059
Zendesk, Inc. (a)	131,243	3,773,236
Zix Corp. (a)	84,631	459,546
		114,325,380
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	173,467	2,745,983
Avid Technology, Inc. (a)	51,031	286,029
CPI Card Group (b)	33,385	120,186
Cray, Inc. (a)	65,335	1,169,497
Diebold Nixdorf, Inc. (b)	110,928	3,128,170
Eastman Kodak Co. (a)	27,049	297,539
Electronics for Imaging, Inc. (a)	75,919	3,475,572
Immersion Corp. (a)	45,968	403,139
Pure Storage, Inc. Class A (a)(b)	110,230	1,169,540
Stratasys Ltd. (a)(b)	79,425	1,966,563
Super Micro Computer, Inc. (a)	62,620	1,527,928
U.S.A. Technologies, Inc. (a)	56,976	279,182
		16,569,328

TOTAL INFORMATION TECHNOLOGY		537,510,960

MATERIALS - 4.9%
Chemicals - 2.6%
A. Schulman, Inc.	46,556	1,473,497
AgroFresh Solutions, Inc. (a)(b)	34,988	196,283
American Vanguard Corp.	46,017	770,785
Balchem Corp.	50,917	4,132,424
Calgon Carbon Corp.	82,071	1,194,133
Chase Corp.	11,465	1,175,163
Codexis, Inc. (a)	62,380	274,472
Ferro Corp. (a)	134,143	2,403,843
Flotek Industries, Inc. (a)(b)	88,452	1,062,309
FutureFuel Corp.	39,679	613,437
H.B. Fuller Co.	81,010	4,279,758
Hawkins, Inc.	16,027	818,980
Ingevity Corp.	68,780	4,348,959
Innophos Holdings, Inc.	31,350	1,502,919
Innospec, Inc.	38,372	2,532,552
KMG Chemicals, Inc.	14,634	769,017
Koppers Holdings, Inc. (a)	33,270	1,412,312
Kraton Performance Polymers, Inc. (a)	47,915	1,567,300
Kronos Worldwide, Inc.	34,969	612,657
LSB Industries, Inc. (a)(b)	32,773	361,158
Minerals Technologies, Inc.	56,145	4,418,612
Olin Corp.	267,510	8,595,096
OMNOVA Solutions, Inc. (a)	67,536	641,592
PolyOne Corp.	135,456	5,311,230
Quaker Chemical Corp.	20,902	3,022,429
Rayonier Advanced Materials, Inc.	69,770	924,453
Sensient Technologies Corp.	71,601	5,856,962
Stepan Co.	31,826	2,698,845
Terravia Holdings, Inc. (a)(b)	124,574	58,749
The Chemours Co. LLC	295,968	11,924,551
Trecora Resources (a)	31,585	349,014
Tredegar Corp.	41,613	713,663
Trinseo SA	43,885	2,913,964
Tronox Ltd. Class A	104,267	1,721,448
Valhi, Inc.	40,045	132,949
		80,785,515
Construction Materials - 0.3%
Forterra, Inc.	29,624	569,966
Foundation Building Materials, Inc.	20,570	333,028
Headwaters, Inc. (a)	116,603	2,770,487
Summit Materials, Inc.	172,330	4,421,988
U.S. Concrete, Inc. (a)(b)	23,235	1,440,570
United States Lime & Minerals, Inc.	3,154	249,544
		9,785,583
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	41,697	2,444,278
Class B	8,984	605,072
Multi Packaging Solutions International Ltd. (a)	33,686	604,664
Myers Industries, Inc.	34,495	562,269
UFP Technologies, Inc. (a)	10,250	273,675
		4,489,958
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	503,124	3,189,806
Allegheny Technologies, Inc. (b)	175,481	3,220,076
Ampco-Pittsburgh Corp.	13,589	197,720
Atkore International Group, Inc.	19,301	506,844
Carpenter Technology Corp.	74,749	3,034,809
Century Aluminum Co. (a)(b)	80,613	1,099,561
Cliffs Natural Resources, Inc. (a)(b)	454,764	3,056,014
Coeur d'Alene Mines Corp. (a)	290,357	2,630,634
Commercial Metals Co.	185,640	3,460,330
Ferroglobe PLC	105,584	1,018,886
Ferroglobe Representation & Warranty Insurance	73,951	1
Gold Resource Corp.	79,392	261,994
Handy & Harman Ltd. (a)	5,556	151,401
Haynes International, Inc.	20,227	855,400
Hecla Mining Co.	615,042	3,351,979
Kaiser Aluminum Corp.	28,699	2,422,483
Materion Corp.	32,260	1,227,493
Olympic Steel, Inc.	14,592	329,050
Real Industries, Inc. (a)	41,413	107,674
Ryerson Holding Corp. (a)	19,979	273,712
Schnitzer Steel Industries, Inc. Class A	42,792	808,769
Stillwater Mining Co. (a)	196,814	3,538,716
SunCoke Energy, Inc. (a)	104,294	956,376
TimkenSteel Corp. (a)(b)	63,705	960,671
Worthington Industries, Inc.	72,752	3,164,712
		39,825,111
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	63,132	1,925,526
Clearwater Paper Corp. (a)	27,544	1,338,638
Deltic Timber Corp.	17,308	1,339,120
Kapstone Paper & Packaging Corp.	139,422	2,940,410
Louisiana-Pacific Corp. (a)	232,725	5,990,342
Neenah Paper, Inc.	26,867	2,105,029
P.H. Glatfelter Co.	70,437	1,515,100
Schweitzer-Mauduit International, Inc.	49,069	2,112,420
		19,266,585

TOTAL MATERIALS		154,152,752

REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Acadia Realty Trust (SBI)	129,907	3,777,696
Agree Realty Corp.	41,046	1,989,910
Alexanders, Inc.	3,480	1,513,139
American Assets Trust, Inc.	63,836	2,734,096
Armada Hoffler Properties, Inc.	55,795	795,637
Ashford Hospitality Prime, Inc.	45,541	482,279
Ashford Hospitality Trust, Inc.	124,104	775,650
Bluerock Residential Growth (REIT), Inc.	35,837	446,529
CareTrust (REIT), Inc.	102,534	1,745,129
CatchMark Timber Trust, Inc.	61,736	722,929
CBL & Associates Properties, Inc. (b)	272,756	2,522,993
Cedar Shopping Centers, Inc.	131,080	705,210
Chatham Lodging Trust	61,341	1,187,562
Chesapeake Lodging Trust	96,560	2,250,814
City Office REIT, Inc.	42,431	532,509
Clipper Realty, Inc.	9,434	103,774
Colony Starwood Homes	116,689	4,033,939
Community Healthcare Trust, Inc.	20,069	496,106
CorEnergy Infrastructure Trust, Inc. (b)	19,484	710,776
CoreSite Realty Corp. (b)	54,178	5,301,317
Cousins Properties, Inc.	575,192	4,883,380
DiamondRock Hospitality Co.	322,942	3,555,591
DuPont Fabros Technology, Inc. (b)	120,521	6,212,858
Easterly Government Properties, Inc. (b)	53,082	1,068,010
EastGroup Properties, Inc.	51,104	3,998,888
Education Realty Trust, Inc.	119,107	4,617,778
Farmland Partners, Inc. (b)	41,667	454,170
FelCor Lodging Trust, Inc.	219,890	1,704,148
First Industrial Realty Trust, Inc.	187,036	5,263,193
First Potomac Realty Trust	94,183	1,036,013
Four Corners Property Trust, Inc.	97,660	2,278,408
Franklin Street Properties Corp.	168,452	2,043,323
Getty Realty Corp.	42,526	1,088,666
Gladstone Commercial Corp.	39,634	883,838
Global Medical REIT, Inc. (b)	24,132	223,704
Global Net Lease, Inc. (b)	108,682	2,568,156
Government Properties Income Trust (b)	113,539	2,420,651
Gramercy Property Trust	227,384	6,319,001
Healthcare Realty Trust, Inc. (b)	184,286	6,044,581
Hersha Hospitality Trust	64,146	1,182,852
Hudson Pacific Properties, Inc.	197,367	6,781,530
Independence Realty Trust, Inc. (b)	93,128	856,778
InfraReit, Inc.	64,783	1,237,355
Investors Real Estate Trust (b)	192,522	1,137,805
iStar Financial, Inc. (a)(b)	111,470	1,363,278
Kite Realty Group Trust	134,571	2,739,866
LaSalle Hotel Properties (SBI)	172,400	4,923,744
Lexington Corporate Properties Trust	367,684	3,739,346
LTC Properties, Inc.	61,195	2,927,569
Mack-Cali Realty Corp.	144,830	3,917,652
MedEquities Realty Trust, Inc.	32,961	389,599
Medical Properties Trust, Inc. (b)	474,602	6,203,048
Monmouth Real Estate Investment Corp. Class A	107,003	1,605,045
Monogram Residential Trust, Inc.	269,718	2,745,729
National Health Investors, Inc.	60,440	4,422,395
National Storage Affiliates Trust	68,034	1,666,833
New Senior Investment Group, Inc. (b)	123,496	1,286,828
NexPoint Residential Trust, Inc.	29,551	709,520
NorthStar Realty Europe Corp.	89,518	1,041,094
One Liberty Properties, Inc.	22,874	555,381
Parkway, Inc.	68,803	1,386,380
Pebblebrook Hotel Trust (b)	115,704	3,443,351
Pennsylvania Real Estate Investment Trust (SBI) (b)	111,503	1,544,317
Physicians Realty Trust	249,023	4,890,812
Potlatch Corp.	65,777	2,963,254
Preferred Apartment Communities, Inc. Class A	44,128	624,411
PS Business Parks, Inc.	31,835	3,869,226
QTS Realty Trust, Inc. Class A	75,696	4,045,194
RAIT Financial Trust	145,810	447,637
Ramco-Gershenson Properties Trust (SBI)	127,868	1,704,480
Retail Opportunity Investments Corp.	174,088	3,586,213
Rexford Industrial Realty, Inc.	105,906	2,641,296
RLJ Lodging Trust	197,149	4,236,732
Ryman Hospitality Properties, Inc.	70,291	4,483,160
Sabra Health Care REIT, Inc. (b)	104,459	2,840,240
Saul Centers, Inc.	15,758	946,268
Select Income REIT	103,144	2,584,789
Seritage Growth Properties (b)	40,577	1,683,946
Silver Bay Realty Trust Corp.	53,660	1,149,934
Stag Industrial, Inc.	133,061	3,507,488
Summit Hotel Properties, Inc.	149,076	2,464,226
Sunstone Hotel Investors, Inc.	350,259	5,215,357
Terreno Realty Corp.	72,832	2,249,052
The GEO Group, Inc.	196,808	6,557,643
TIER REIT, Inc.	78,010	1,350,353
UMH Properties, Inc.	40,812	653,808
Universal Health Realty Income Trust (SBI)	20,245	1,412,089
Urban Edge Properties	145,775	3,717,263
Urstadt Biddle Properties, Inc. Class A	48,603	955,535
Washington REIT (SBI) (b)	118,601	3,756,094
Whitestone REIT Class B	44,397	556,738
WP Glimcher, Inc.	299,901	2,639,129
Xenia Hotels & Resorts, Inc.	167,219	2,919,644
		227,951,657
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	75,467	3,472,237
Altisource Portfolio Solutions SA (a)(b)	18,346	405,263
Consolidated-Tomoka Land Co.	6,724	364,643
Forestar Group, Inc. (a)	67,845	960,007
FRP Holdings, Inc. (a)	10,101	431,313
Griffin Industrial Realty, Inc.	833	25,215
HFF, Inc.	58,218	1,828,045
Kennedy-Wilson Holdings, Inc.	133,708	2,727,643
Marcus & Millichap, Inc. (a)	23,141	597,038
RE/MAX Holdings, Inc.	28,920	1,710,618
Stratus Properties, Inc.	9,836	293,605
Tejon Ranch Co. (a)	22,224	508,930
The St. Joe Co. (a)(b)	81,923	1,433,653
Trinity Place Holdings, Inc. (a)(b)	36,111	257,471
		15,015,681

TOTAL REAL ESTATE		242,967,338

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	17,262	1,194,358
Cincinnati Bell, Inc. (a)	68,666	1,294,354
Cogent Communications Group, Inc.	67,198	3,023,910
Consolidated Communications Holdings, Inc. (b)	80,681	1,909,719
FairPoint Communications, Inc. (a)	35,089	598,267
General Communications, Inc. Class A (a)	43,614	1,632,908
Globalstar, Inc. (a)(b)	639,724	1,221,873
Hawaiian Telcom Holdco, Inc. (a)	10,532	268,039
IDT Corp. Class B	27,556	418,576
Intelsat SA (a)(b)	50,187	148,052
Iridium Communications, Inc. (a)(b)	133,323	1,413,224
Lumos Networks Corp. (a)	29,993	537,175
ORBCOMM, Inc. (a)	104,159	1,004,093
PDVWireless, Inc. (a)(b)	15,651	401,448
Straight Path Communications, Inc. Class B (a)	15,476	1,994,237
Vonage Holdings Corp. (a)	306,497	2,056,595
Windstream Holdings, Inc. (b)	293,522	1,620,241
		20,737,069
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	57,414	820,446
NII Holdings, Inc. (a)	84,979	73,320
Shenandoah Telecommunications Co.	74,941	2,398,112
Spok Holdings, Inc.	33,676	604,484
		3,896,362

TOTAL TELECOMMUNICATION SERVICES		24,633,431

UTILITIES - 3.7%
Electric Utilities - 1.1%
Allete, Inc.	79,990	5,592,101
El Paso Electric Co.	65,570	3,383,412
Genie Energy Ltd. Class B	20,494	162,927
IDACORP, Inc.	81,187	6,861,925
MGE Energy, Inc.	56,603	3,639,573
Otter Tail Corp.	61,599	2,433,161
PNM Resources, Inc.	128,983	4,804,617
Portland General Electric Co.	143,873	6,523,202
Spark Energy, Inc. Class A, (b)	7,801	280,056
		33,680,974
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	25,508	1,869,736
Delta Natural Gas Co., Inc.	11,126	337,118
New Jersey Resources Corp.	138,411	5,584,884
Northwest Natural Gas Co.	43,916	2,617,394
ONE Gas, Inc.	84,130	5,790,668
South Jersey Industries, Inc.	128,829	4,833,664
Southwest Gas Holdings, Inc.	76,049	6,369,864
Spire, Inc.	72,401	4,963,089
WGL Holdings, Inc.	81,310	6,704,823
		39,071,240
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	183,604	462,692
Atlantica Yield PLC	95,469	1,989,574
Dynegy, Inc. (a)(b)	189,507	1,216,635
NRG Yield, Inc.:
Class A	55,474	961,919
Class C (b)	104,040	1,841,508
Ormat Technologies, Inc.	62,905	3,715,169
Pattern Energy Group, Inc. (b)	107,111	2,358,584
TerraForm Global, Inc. (a)	145,205	689,724
Terraform Power, Inc. (a)(b)	141,599	1,782,731
Vivint Solar, Inc. (a)(b)	35,998	107,994
		15,126,530
Multi-Utilities - 0.5%
Avista Corp.	102,191	4,122,385
Black Hills Corp. (b)	83,282	5,664,842
NorthWestern Energy Corp.	78,081	4,667,682
Unitil Corp.	22,944	1,111,178
		15,566,087
Water Utilities - 0.3%
American States Water Co.	59,161	2,633,848
AquaVenture Holdings Ltd. (b)	11,510	211,439
Artesian Resources Corp. Class A	12,359	474,709
California Water Service Group	77,675	2,772,998
Connecticut Water Service, Inc.	18,195	976,526
Consolidated Water Co., Inc.	23,158	273,264
Global Water Resources, Inc. (b)	12,987	118,701
Middlesex Water Co.	26,224	999,659
SJW Corp.	26,513	1,294,895
York Water Co.	21,385	801,938
		10,557,977

TOTAL UTILITIES		114,002,808

TOTAL COMMON STOCKS
(Cost $2,682,459,044)		3,085,973,121
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.56% to 0.92% 8/17/17 to 10/12/17 (c)
(Cost $2,992,493)	$3,000,000	$2,990,977
	Shares	Value

Money Market Funds - 20.8%
Fidelity Cash Central Fund, 0.85% (d)	64,510,248	$64,523,150
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	583,027,669	583,085,971
TOTAL MONEY MARKET FUNDS
(Cost $647,575,720)		647,609,121
TOTAL INVESTMENT PORTFOLIO - 119.9%
(Cost $3,333,027,257)		3,736,573,219
NET OTHER ASSETS (LIABILITIES) - (19.9)%		(620,263,391)
NET ASSETS - 100%		$3,116,309,828

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
429 ICE Russell 2000 Index Contracts (United States)	June 2017	29,995,680	$980,965

The face value of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,990,977.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$239,215
Fidelity Securities Lending Cash Central Fund	4,693,238
Total	$4,932,453

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$381,634,843	$381,634,843	$--	$--
Consumer Staples	90,539,373	90,539,373	--	--
Energy	93,340,278	93,340,278	--	--
Financials	598,501,769	598,501,769	--	--
Health Care	402,221,081	401,721,221	--	499,860
Industrials	446,468,488	446,468,488	--	--
Information Technology	537,510,960	537,510,960	--	--
Materials	154,152,752	154,152,751	--	1
Real Estate	242,967,338	242,967,338	--	--
Telecommunication Services	24,633,431	24,633,431	--	--
Utilities	114,002,808	114,002,808	--	--
U.S. Government and Government Agency Obligations	2,990,977	--	2,990,977	--
Money Market Funds	647,609,121	647,609,121	--	--
Total Investments in Securities:	$3,736,573,219	$3,733,082,381	$2,990,977	$499,861
Derivative Instruments:
Assets
Futures Contracts	$980,965	$980,965	$--	$--
Total Assets	$980,965	$980,965	$--	$--
Total Derivative Instruments:	$980,965	$980,965	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$980,965	$0
Total Equity Risk	980,965	0
Total Value of Derivatives	$980,965	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value (including securities loaned of $561,044,545) — See accompanying schedule: Unaffiliated issuers (cost $2,685,451,537)	$3,088,964,098
Fidelity Central Funds (cost $647,575,720)	647,609,121
Total Investments (cost $3,333,027,257)		$3,736,573,219
Cash		4,625,234
Receivable for investments sold		3,376,939
Receivable for fund shares sold		10,472,713
Dividends receivable		926,565
Distributions receivable from Fidelity Central Funds		494,675
Other receivables		2,046
Total assets		3,756,471,391
Liabilities
Payable for investments purchased	$53,088,634
Payable for fund shares redeemed	2,946,219
Accrued management fee	98,597
Payable for daily variation margin for derivative instruments	894,426
Other affiliated payables	69,126
Collateral on securities loaned	583,064,561
Total liabilities		640,161,563
Net Assets		$3,116,309,828
Net Assets consist of:
Paid in capital		$2,686,888,296
Undistributed net investment income		9,603,869
Accumulated undistributed net realized gain (loss) on investments		15,290,736
Net unrealized appreciation (depreciation) on investments		404,526,927
Net Assets		$3,116,309,828
Investor Class:
Net Asset Value, offering price and redemption price per share ($41,190,296 ÷ 2,167,617 shares)		$19.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($2,227,297,065 ÷ 117,050,702 shares)		$19.03
Institutional Class:
Net Asset Value, offering price and redemption price per share ($677,916,756 ÷ 35,619,252 shares)		$19.03
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($169,905,711 ÷ 8,927,240 shares)		$19.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2017
Investment Income
Dividends		$26,810,491
Interest		10,620
Income from Fidelity Central Funds (including $4,693,238 from security lending)		4,932,453
Total income		31,753,564
Expenses
Management fee	$1,151,396
Transfer agent fees	707,261
Independent trustees' fees and expenses	8,469
Miscellaneous	6,843
Total expenses before reductions	1,873,969
Expense reductions	(342,893)	1,531,076
Net investment income (loss)		30,222,488
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,662,795
Fidelity Central Funds	(7,613)
Futures contracts	5,991,538
Total net realized gain (loss)		37,646,720
Change in net unrealized appreciation (depreciation) on: Investment securities	399,694,545
Futures contracts	279,066
Total change in net unrealized appreciation (depreciation)		399,973,611
Net gain (loss)		437,620,331
Net increase (decrease) in net assets resulting from operations		$467,842,819

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2017	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,222,488	$21,372,584
Net realized gain (loss)	37,646,720	30,476,406
Change in net unrealized appreciation (depreciation)	399,973,611	(129,611,795)
Net increase (decrease) in net assets resulting from operations	467,842,819	(77,762,805)
Distributions to shareholders from net investment income	(26,522,981)	(18,567,785)
Distributions to shareholders from net realized gain	(21,906,437)	(35,511,156)
Total distributions	(48,429,418)	(54,078,941)
Share transactions - net increase (decrease)	1,144,159,440	377,129,391
Redemption fees	128,948	158,310
Total increase (decrease) in net assets	1,563,701,789	245,445,955
Net Assets
Beginning of period	1,552,608,039	1,307,162,084
End of period	$3,116,309,828	$1,552,608,039
Other Information
Undistributed net investment income end of period	$9,603,869	$6,887,907

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Investor Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.46	$17.05	$16.06	$13.59	$11.78
Income from Investment Operations
Net investment income (loss)A	.22	.22	.22	.19	.18
Net realized and unrealized gain (loss)	3.71	(1.21)	1.34	2.56	1.85
Total from investment operations	3.93	(.99)	1.56	2.75	2.03
Distributions from net investment income	(.20)	(.19)	(.18)	(.12)	(.14)
Distributions from net realized gain	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.39)	(.60)	(.57)	(.29)B	(.23)C
Redemption fees added to paid in capitalA	–D	–D	–D	.01	.01
Net asset value, end of period	$19.00	$15.46	$17.05	$16.06	$13.59
Total ReturnE	25.66%	(5.87)%	9.82%	20.46%	17.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	.22%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.19%	.23%	.23%	.23%	.29%
Expenses net of all reductions	.19%	.23%	.23%	.23%	.29%
Net investment income (loss)	1.29%	1.38%	1.30%	1.18%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$41,190	$41,773	$31,449	$21,013	$8,079
Portfolio turnover rateH	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Premium Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.48	$17.07	$16.08	$13.61	$11.79
Income from Investment Operations
Net investment income (loss)A	.25	.24	.24	.21	.21
Net realized and unrealized gain (loss)	3.71	(1.21)	1.34	2.57	1.84
Total from investment operations	3.96	(.97)	1.58	2.78	2.05
Distributions from net investment income	(.22)	(.21)	(.20)	(.14)	(.15)
Distributions from net realized gain	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.41)	(.62)	(.59)	(.32)	(.24)B
Redemption fees added to paid in capitalA	–C	–C	–C	.01	.01
Net asset value, end of period	$19.03	$15.48	$17.07	$16.08	$13.61
Total ReturnD	25.86%	(5.73)%	9.96%	20.61%	17.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.07%	.09%	.09%	.09%	.12%
Expenses net of all reductions	.07%	.09%	.09%	.09%	.12%
Net investment income (loss)	1.41%	1.52%	1.44%	1.32%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,227,297	$1,101,583	$895,003	$632,741	$197,995
Portfolio turnover rateG	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Institutional Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.48	$17.07	$16.09	$13.61	$11.80
Income from Investment Operations
Net investment income (loss)A	.25	.24	.24	.21	.22
Net realized and unrealized gain (loss)	3.71	(1.20)	1.34	2.58	1.82
Total from investment operations	3.96	(.96)	1.58	2.79	2.04
Distributions from net investment income	(.22)	(.22)	(.20)	(.14)	(.15)
Distributions from net realized gain	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.41)	(.63)	(.60)B	(.32)	(.24)C
Redemption fees added to paid in capitalA	–D	–D	–D	.01	.01
Net asset value, end of period	$19.03	$15.48	$17.07	$16.09	$13.61
Total ReturnE	25.88%	(5.71)%	9.92%	20.71%	17.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.06%	.07%	.07%	.07%	.10%
Expenses net of all reductions	.06%	.07%	.07%	.07%	.10%
Net investment income (loss)	1.42%	1.54%	1.46%	1.34%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$677,917	$292,313	$376,321	$263,061	$27,675
Portfolio turnover rateH	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Institutional Premium Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.48	$17.07	$16.09	$13.61	$11.80
Income from Investment Operations
Net investment income (loss)A	.25	.24	.25	.21	.23
Net realized and unrealized gain (loss)	3.72	(1.20)	1.33	2.58	1.81
Total from investment operations	3.97	(.96)	1.58	2.79	2.04
Distributions from net investment income	(.23)	(.22)	(.21)	(.14)	(.16)
Distributions from net realized gain	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.42)	(.63)	(.60)	(.32)	(.24)
Redemption fees added to paid in capitalA	–B	–B	–B	.01	.01
Net asset value, end of period	$19.03	$15.48	$17.07	$16.09	$13.61
Total ReturnC	25.90%	(5.69)%	9.94%	20.73%	17.77%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.04%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.04%	.05%	.05%	.05%	.06%
Net investment income (loss)	1.44%	1.56%	1.48%	1.36%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$169,906	$116,939	$4,389	$3,654	$2,082
Portfolio turnover rateF	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017

1. Organization.

Fidelity Mid Cap Index (formerly Spartan Mid Cap Index) Fund and Fidelity Small Cap Index (formerly Spartan Small Cap Index) Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Mid Cap Index Fund	$3,548,760,695	$572,534,935	$(182,197,115)	$390,337,820
Fidelity Small Cap Index Fund	3,342,672,147	615,352,598	(221,451,526)	393,901,072

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Mid Cap Index Fund	$16,093,620	$8,417,325	$390,337,820
Fidelity Small Cap Index Fund	14,597,201	20,923,260	393,901,072

The tax character of distributions paid was as follows:

April 30, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$33,065,767	$20,466,245	$53,532,012
Fidelity Small Cap Index Fund	27,952,624	20,476,794	48,429,418

April 30, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$27,159,582	$30,357,738	$57,517,320
Fidelity Small Cap Index Fund	24,418,565	29,660,376	54,078,941

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. Shares held by investors of Fidelity Small Cap Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Mid Cap Index Fund
Equity Risk
Futures Contracts	$2,467,241	$(2,053)
Total Equity Risk	2,467,241	(2,053)
Totals	$2,467,241	$(2,053)
Fidelity Small Cap Index Fund
Equity Risk
Futures Contracts	$5,991,538	$279,066
Total Equity Risk	5,991,538	279,066
Totals	$5,991,538	$279,066

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	2,121,177,554	360,335,131
Fidelity Small Cap Index Fund	1,461,323,068	227,398,533

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .04% of each Fund's average net assets. Prior to July 1, 2016, the management fee was based on an annual rate of .12% and .15% of average net assets for Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .05% and .05% of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund's average net assets, respectively.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.19%	.07%	.06%	.04%
Fidelity Small Cap Index Fund	.19%	.07%	.06%	.04%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.33%	.20%	.14%	.12%
Fidelity Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for each Fund's Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, each Investor Class, Premium Class and Institutional Class pays a portion of the transfer agent fees at an annual rate of .15%, .03% and .02% of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee. Prior to July 1, 2016, each Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of class-level average net assets, respectively, and each Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Mid Cap Index Fund
Investor Class	$86,837.16
Premium Class	667,940.04
Institutional Class	114,352.02
	$869,129
Fidelity Small Cap Index Fund
Investor Class	$60,099.16
Premium Class	568,171.04
Institutional Class	78,991.02
	$707,261

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Index Fund	Borrower	$115,290,500	1.08%	$6,949

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Mid Cap Index Fund	$7,872
Fidelity Small Cap Index Fund	6,843

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.
9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016, the expense limitations were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Mid Cap Index Fund
Investor Class	.22%	$9,208
Premium Class	.08%	262,354
Institutional Class	.06%	46,620
Institutional Premium Class	.04%	1,043
Fidelity Small Cap Index Fund
Investor Class	.23%	$9,274
Premium Class	.09%	263,197
Institutional Class	.07%	49,866
Institutional Premium Class	.05%	19,799

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Mid Cap Index Fund	$439
Fidelity Small Cap Index Fund	757

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2017	Year ended April 30, 2016
Fidelity Mid Cap Index Fund
From net investment income
Investor Class	$697,250	$433,203
Premium Class	23,626,723	14,372,434
Institutional Class	7,404,312	3,947,082
Institutional Premium Class	130,000	140,462
Total	$31,858,285	$18,893,181
From net realized gain
Investor Class	$517,464	$973,652
Premium Class	16,055,901	29,414,783
Institutional Class	5,014,734	8,001,457
Institutional Premium Class	85,628	234,247
Total	$21,673,727	$38,624,139
Fidelity Small Cap Index Fund
From net investment income
Investor Class	$502,754	$423,930
Premium Class	19,402,904	12,990,151
Institutional Class	4,821,792	5,086,461
Institutional Premium Class	1,795,531	67,243
Total	$26,522,981	$18,567,785
From net realized gain
Investor Class	$489,673	$906,854
Premium Class	15,955,227	24,866,070
Institutional Class	3,981,057	9,613,726
Institutional Premium Class	1,480,480	124,506
Total	$21,906,437	$35,511,156

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2017	Year ended April 30, 2016	Year ended April 30, 2017	Year ended April 30, 2016
Fidelity Mid Cap Index Fund
Investor Class
Shares sold	7,643,350	4,272,995	$138,601,699	$71,460,513
Reinvestment of distributions	64,351	83,014	1,157,032	1,355,868
Shares redeemed	(7,299,480)	(3,380,609)	(132,202,817)	(57,484,590)
Net increase (decrease)	408,221	975,400	$7,555,914	$15,331,791
Premium Class
Shares sold	88,482,589	35,589,660	$1,611,671,089	$599,717,802
Reinvestment of distributions	2,101,997	2,582,090	37,889,390	42,089,174
Shares redeemed	(27,363,353)	(18,975,186)	(498,676,120)	(318,712,121)
Net increase (decrease)	63,221,233	19,196,564	$1,150,884,359	$323,094,855
Institutional Class
Shares sold	39,004,771	7,564,735	$704,754,377	$128,647,279
Reinvestment of distributions	677,027	733,310	12,225,217	11,948,539
Shares redeemed	(17,190,638)	(7,136,323)	(321,040,955)	(118,438,635)
Net increase (decrease)	22,491,160	1,161,722	$395,938,639	$22,157,183
Institutional Premium Class
Shares sold	17,946,363	272,603	$342,998,448	$4,715,456
Reinvestment of distributions	11,986	22,263	215,629	374,709
Shares redeemed	(8,463,801)	(1,244,265)	(160,184,276)	(22,273,948)
Net increase (decrease)	9,494,548	(949,399)	$183,029,801	$(17,183,783)
Fidelity Small Cap Index Fund
Investor Class
Shares sold	5,465,816	3,853,857	$96,808,855	$60,707,944
Reinvestment of distributions	53,687	76,604	928,096	1,211,576
Shares redeemed	(6,054,316)	(3,073,071)	(105,312,406)	(48,479,073)
Net increase (decrease)	(534,813)	857,390	$(7,575,455)	$13,440,447
Premium Class
Shares sold	69,330,537	31,046,482	$1,236,215,604	$492,628,974
Reinvestment of distributions	1,947,528	2,308,607	34,128,827	36,584,992
Shares redeemed	(25,390,842)	(14,626,104)	(450,079,071)	(229,670,968)
Net increase (decrease)	45,887,223	18,728,985	$820,265,360	$299,542,998
Institutional Class
Shares sold	21,675,323	8,351,538	$393,667,824	$131,670,676
Reinvestment of distributions	504,272	925,476	8,802,701	14,700,187
Shares redeemed	(5,439,718)	(12,439,845)	(96,173,924)	(191,859,594)
Net increase (decrease)	16,739,877	(3,162,831)	$306,296,601	$(45,488,731)
Institutional Premium Class
Shares sold	3,037,631	7,418,522	$54,318,701	$111,546,417
Reinvestment of distributions	188,382	12,127	3,276,011	191,749
Shares redeemed	(1,851,388)	(135,085)	(32,421,778)	(2,103,489)
Net increase (decrease)	1,374,625	7,295,564	$25,172,934	$109,634,677

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Mid Cap Index Fund (formerly Spartan Mid Cap Index Fund) and Fidelity Small Cap Index Fund (formerly Spartan Small Cap Index Fund):

We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds), each a fund of the Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund as of April 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 14, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 248 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Fidelity Mid Cap Index Fund
Investor Class	.19%
Actual		$1,000.00	$1,128.50	$1.06
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Premium Class	.07%
Actual		$1,000.00	$1,128.50	$.37
Hypothetical-C		$1,000.00	$1,024.45	$.35
Institutional Class	.06%
Actual		$1,000.00	$1,129.10	$.32
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Premium Class	.04%
Actual		$1,000.00	$1,129.30	$.21
Hypothetical-C		$1,000.00	$1,024.60	$.20
Fidelity Small Cap Index Fund
Investor Class	.19%
Actual		$1,000.00	$1,183.30	$1.03
Hypothetical-C		$1,000.00	$1,023.85	$.95
Premium Class	.07%
Actual		$1,000.00	$1,184.50	$.38
Hypothetical-C		$1,000.00	$1,024.45	$.35
Institutional Class	.06%
Actual		$1,000.00	$1,184.60	$.32
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Premium Class	.04%
Actual		$1,000.00	$1,184.70	$.22
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Mid Cap Index Fund
Investor Class	06/12/17	06/09/17	$0.06200	$0.053
Premium Class	06/12/17	06/09/17	$0.07235	$0.053
Institutional Class	06/12/17	06/09/17	$0.07322	$0.053
Institutional Premium Class	06/12/17	06/09/17	$0.07495	$0.053
Fidelity Small Cap Index Fund
Investor Class	06/12/17	06/09/17	$0.04700	$0.155
Premium Class	06/12/17	06/09/17	$0.05718	$0.155
Institutional Class	06/12/17	06/09/17	$0.05804	$0.155
Institutional Premium Class	06/12/17	06/09/17	$0.05973	$0.155

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Index Fund	$24,958,136
Fidelity Small Cap Index Fund	$33,989,250

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund
June, 2016	100%	92%	90%	88%
December 16, 2016	82%	76%	76%	75%
December 30, 2016	76%	76%	76%	76%
Fidelity Small Cap Index Fund
June, 2016	45%	40%	39%	38%
December, 2016	69%	63%	63%	62%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund
June, 2016	100%	99%	97%	95%
December 16, 2016	95%	88%	87%	86%
December 30, 2016	88%	88%	88%	88%
Fidelity Small Cap Index Fund
June, 2016	50%	44%	43%	42%
December, 2016	73%	67%	67%	66%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

MCX-SCX-ANN-0617
1.929312.105

Fidelity® Large Cap Growth Index Fund Investor Class and Premium Class Annual Report April 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® Large Cap Growth Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Index Fund - Investor Class on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$11,623	Fidelity® Large Cap Growth Index Fund - Investor Class
$11,645	Russell 1000® Growth Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 17.92% for the year ending April 30, 2017, rising sharply following the November election and continuing to gain ground through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act , and were relatively flat through April 30. In a stark reversal from 2016, growth-oriented stocks topped their value counterparts through the first third of 2017. Sector-wise, information technology (+35%) fared best, anchored by twin rallies in the June 2016 and March 2017 quarters as growth regained favor. Financials (+27%) also handily outperformed, riding an uptick in bond yields and a surge in banks, particularly post-election. Industrials (+19%) and materials (+16%) did well amid a call for increased infrastructure spending and a rise in commodity prices, respectively. Conversely, consumer staples (+9%), real estate (+5%) and telecommunication services (0%) were held back amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of one or two additional interest rate hikes later in 2017. Energy (+2%) also struggled this period.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  From inception on June 7, 2016, through April 30, 2017, the fund’s share classes rose about 16%, in line with the 16.45% gain of the Russell 1000® Growth Index. In a strong market, every index sector but energy (-5%) and telecom services (-1%) gained ground. Technology (+28%) led the way this period, with Apple notably contributing amid strong quarterly earnings and growth in iPhone® sales. Other winners included software company Microsoft; social-networking leader Facebook; and Alphabet, parent company of internet search giant Google. Elsewhere, mega e-tailer Amazon.com rode continued strong financial results, and health insurance provider UnitedHealth Group also shined. In contrast, several drug manufacturers, as well as companies tied to the pharma industry, struggled this period, held back by growing pricing pressure. Drug makers Bristol-Myers Squibb and Gilead Sciences, pharmacy benefit managers CVS Health and Express Scripts, and drug distribution company McKesson all meaningfully lagged the Russell index. Outside health care, mall owner Simon Property Group struggled, as investors worried about the health of the brick-and-mortar retail industry amid a continued shift to online shopping.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.1	5.5
Microsoft Corp.	4.4	4.4
Amazon.com, Inc.	3.1	3.0
Facebook, Inc. Class A	2.9	2.9
Alphabet, Inc. Class A	2.3	2.3
Alphabet, Inc. Class C	2.3	2.3
Home Depot, Inc.	1.7	1.5
The Walt Disney Co.	1.6	1.5
Comcast Corp. Class A	1.5	1.3
Visa, Inc. Class A	1.5	1.5
	27.4

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.6	32.2
Consumer Discretionary	20.8	20.3
Health Care	15.7	15.7
Industrials	10.4	10.5
Consumer Staples	8.9	9.7
Materials	3.5	3.5
Financials	2.8	2.7
Real Estate	2.7	2.8
Telecommunication Services	0.9	1.2
Energy	0.5	0.6

Asset Allocation (% of fund's net assets)

As of April 30, 2017 *
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 3.0%

As of October 31, 2016 *
Stocks and Equity Futures	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 3.2%

Investments April 30, 2017

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 0.4%
Adient PLC	667	$49,065
BorgWarner, Inc.	1,116	47,184
Delphi Automotive PLC	9,983	802,633
Gentex Corp.	6,737	139,119
Hertz Global Holdings, Inc. (a)	325	5,359
Lear Corp.	2,093	298,587
Visteon Corp. (a)	1,236	127,246
		1,469,193
Automobiles - 0.4%
Harley-Davidson, Inc.	6,557	372,503
Tesla, Inc. (a)(b)	4,275	1,342,649
Thor Industries, Inc.	1,724	165,814
		1,880,966
Distributors - 0.2%
Genuine Parts Co.	5,072	466,725
LKQ Corp. (a)	11,306	353,199
Pool Corp.	1,462	174,884
		994,808
Diversified Consumer Services - 0.1%
Service Corp. International	6,784	218,580
ServiceMaster Global Holdings, Inc. (a)	4,905	186,881
		405,461
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	3,730	136,220
Brinker International, Inc. (b)	1,759	77,730
Chipotle Mexican Grill, Inc. (a)(b)	1,021	484,434
Choice Hotels International, Inc.	790	49,533
Darden Restaurants, Inc.	4,215	359,076
Domino's Pizza, Inc.	1,800	326,502
Dunkin' Brands Group, Inc.	3,284	183,444
Extended Stay America, Inc. unit	165	2,878
Hilton Grand Vacations, Inc. (a)	1,738	58,171
Hilton, Inc.	5,557	327,696
Hyatt Hotels Corp. Class A (a)	15	833
Las Vegas Sands Corp.	13,265	782,502
Marriott International, Inc. Class A	8,906	840,905
McDonald's Corp.	30,345	4,246,176
MGM Mirage, Inc.	1,668	51,224
Norwegian Cruise Line Holdings Ltd. (a)	579	31,225
Panera Bread Co. Class A (a)	809	252,958
Park Hotels & Resorts, Inc.	3,577	91,822
Six Flags Entertainment Corp.	2,577	161,346
Starbucks Corp.	52,099	3,129,066
U.S. Foods Holding Corp.	1,731	48,814
Vail Resorts, Inc.	1,404	277,515
Wendy's Co.	4,166	61,407
Wyndham Worldwide Corp.	3,798	361,987
Wynn Resorts Ltd.	2,638	324,500
Yum China Holdings, Inc.	12,590	429,571
Yum! Brands, Inc.	12,735	837,326
		13,934,861
Household Durables - 0.6%
CalAtlantic Group, Inc.	321	11,627
D.R. Horton, Inc.	6,660	219,047
Leggett & Platt, Inc.	4,905	257,709
Lennar Corp.:
Class A	3,281	165,691
Class B	396	16,874
Mohawk Industries, Inc. (a)	1,766	414,639
Newell Brands, Inc.	17,176	819,982
NVR, Inc. (a)	127	268,129
PulteGroup, Inc.	3,564	80,796
Tempur Sealy International, Inc. (a)(b)	1,782	83,665
Toll Brothers, Inc.	2,733	98,361
Tupperware Brands Corp.	1,794	128,827
Whirlpool Corp.	271	50,319
		2,615,666
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	14,202	13,136,708
Expedia, Inc.	4,392	587,298
Groupon, Inc. (a)(b)	13,090	51,313
Liberty Expedia Holdings, Inc.	359	17,343
Liberty Interactive Corp.:
(Venture Group) Series A (a)	557	29,994
QVC Group Series A (a)	8,521	180,475
Netflix, Inc. (a)	14,893	2,266,715
Priceline Group, Inc. (a)	1,807	3,337,204
TripAdvisor, Inc. (a)(b)	4,122	185,531
		19,792,581
Leisure Products - 0.2%
Brunswick Corp.	2,670	151,523
Hasbro, Inc.	4,061	402,486
Mattel, Inc.	12,334	276,528
Polaris Industries, Inc.	2,191	186,805
Vista Outdoor, Inc. (a)	286	5,594
		1,022,936
Media - 5.4%
AMC Networks, Inc. Class A (a)	1,989	118,704
Cable One, Inc.	170	115,916
CBS Corp. Class B	13,206	878,991
Charter Communications, Inc. Class A (a)	7,314	2,524,500
Cinemark Holdings, Inc.	3,884	167,789
Clear Channel Outdoor Holding, Inc. Class A (a)	64	330
Comcast Corp. Class A	162,785	6,379,544
Discovery Communications, Inc.:
Class A (a)(b)	5,042	145,109
Class C (non-vtg.) (a)	7,422	207,668
DISH Network Corp. Class A (a)	6,122	394,502
Interpublic Group of Companies, Inc.	14,510	342,001
Lions Gate Entertainment Corp.:
Class A	1,709	44,725
Class B (a)	2,767	65,993
Live Nation Entertainment, Inc. (a)	2,629	84,549
Omnicom Group, Inc.	8,644	709,845
Regal Entertainment Group Class A (b)	765	16,884
Scripps Networks Interactive, Inc. Class A	2,975	222,292
Sirius XM Holdings, Inc. (b)	62,303	308,400
The Madison Square Garden Co. (a)	79	15,940
The Walt Disney Co.	59,221	6,845,948
Time Warner, Inc.	18,844	1,870,644
Tribune Media Co. Class A	244	8,921
Twenty-First Century Fox, Inc.:
Class A	30,903	943,778
Class B	13,723	409,769
Viacom, Inc.:
Class A	382	17,037
Class B (non-vtg.)	11,102	472,501
		23,312,280
Multiline Retail - 0.4%
Dollar General Corp.	10,413	757,129
Dollar Tree, Inc. (a)	8,301	687,074
Nordstrom, Inc. (b)	4,456	215,091
Target Corp.	2,162	120,748
		1,780,042
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	2,560	363,878
AutoNation, Inc. (a)(b)	1,033	43,386
AutoZone, Inc. (a)	1,079	746,873
Bed Bath & Beyond, Inc.	491	19,026
Burlington Stores, Inc. (a)	1,441	142,544
Cabela's, Inc. Class A (a)	227	12,394
CarMax, Inc. (a)(b)	6,987	408,740
Dick's Sporting Goods, Inc.	2,499	126,324
Foot Locker, Inc.	4,388	339,368
Gap, Inc.	520	13,624
Home Depot, Inc.	45,406	7,087,877
L Brands, Inc.	1,521	80,324
Lowe's Companies, Inc.	32,653	2,771,587
Michaels Companies, Inc. (a)	2,487	58,096
Murphy U.S.A., Inc. (a)	765	53,221
O'Reilly Automotive, Inc. (a)	3,454	857,110
Ross Stores, Inc.	14,397	935,805
Sally Beauty Holdings, Inc. (a)	5,392	102,556
Signet Jewelers Ltd.	2,344	154,329
TJX Companies, Inc.	24,090	1,894,438
Tractor Supply Co.	4,827	298,840
Ulta Beauty, Inc. (a)	2,138	601,719
Urban Outfitters, Inc. (a)	2,682	61,364
Williams-Sonoma, Inc.	3,213	173,663
		17,347,086
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	1,803	165,948
Coach, Inc.	1,848	72,793
Hanesbrands, Inc. (b)	13,633	297,336
Kate Spade & Co. (a)	4,513	78,526
lululemon athletica, Inc. (a)(b)	3,512	182,624
Michael Kors Holdings Ltd. (a)	5,850	218,381
NIKE, Inc. Class B	48,397	2,681,678
Ralph Lauren Corp.	136	10,978
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,704	118,776
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	6,628	142,436
Class C (non-vtg.) (b)	6,822	132,415
VF Corp. (b)	12,549	685,552
		4,787,443

TOTAL CONSUMER DISCRETIONARY		89,343,323

CONSUMER STAPLES - 8.9%
Beverages - 2.9%
Brown-Forman Corp.:
Class A	2,264	108,808
Class B (non-vtg.)	6,185	292,674
Constellation Brands, Inc. Class A (sub. vtg.)	6,054	1,044,557
Dr. Pepper Snapple Group, Inc.	6,817	624,778
Monster Beverage Corp. (a)	15,278	693,316
PepsiCo, Inc.	45,825	5,191,056
The Coca-Cola Co.	106,365	4,589,650
		12,544,839
Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	1,421	159,251
Costco Wholesale Corp.	15,910	2,824,343
CVS Health Corp.	36,915	3,043,273
Kroger Co.	34,801	1,031,850
Rite Aid Corp. (a)	37,601	150,404
Sprouts Farmers Market LLC (a)	4,778	106,597
Sysco Corp.	19,178	1,013,941
Walgreens Boots Alliance, Inc.	6,476	560,433
Welbilt, Inc. (a)	2,012	41,246
Whole Foods Market, Inc. (b)	1,897	68,994
		9,000,332
Food Products - 1.3%
Blue Buffalo Pet Products, Inc. (a)	2,137	52,677
Campbell Soup Co.	6,753	388,568
ConAgra Foods, Inc.	12,505	484,944
Flowers Foods, Inc.	5,736	112,483
General Mills, Inc.	21,746	1,250,612
Hormel Foods Corp.	8,544	299,724
Ingredion, Inc.	1,835	227,210
Kellogg Co.	8,506	603,926
Lamb Weston Holdings, Inc.	4,145	173,054
McCormick & Co., Inc. (non-vtg.)	4,195	419,081
Mead Johnson Nutrition Co. Class A	2,464	218,606
Pilgrim's Pride Corp.	162	4,206
Post Holdings, Inc. (a)	1,323	111,383
The Hain Celestial Group, Inc. (a)	2,772	102,536
The Hershey Co.	5,075	549,115
The Kraft Heinz Co.	2,800	253,092
TreeHouse Foods, Inc. (a)	633	55,451
Tyson Foods, Inc. Class A	4,935	317,123
		5,623,791
Household Products - 0.7%
Church & Dwight Co., Inc.	9,290	460,134
Clorox Co.	3,998	534,493
Colgate-Palmolive Co.	5,638	406,162
Energizer Holdings, Inc.	665	39,388
Kimberly-Clark Corp.	11,207	1,454,108
Spectrum Brands Holdings, Inc.	877	126,051
		3,020,336
Personal Products - 0.2%
Coty, Inc. Class A	814	14,530
Estee Lauder Companies, Inc. Class A	7,852	684,223
Herbalife Ltd. (a)(b)	2,663	168,461
Nu Skin Enterprises, Inc. Class A	557	30,763
		897,977
Tobacco - 1.7%
Altria Group, Inc.	71,349	5,121,431
Philip Morris International, Inc.	6,076	673,464
Reynolds American, Inc.	18,500	1,193,250
		6,988,145

TOTAL CONSUMER STAPLES		38,075,420

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Apache Corp.	9,577	465,825
Cabot Oil & Gas Corp.	11,747	273,000
Chesapeake Energy Corp. (a)(b)	1,163	6,117
Cimarex Energy Co.	551	64,291
Continental Resources, Inc. (a)(b)	1,472	62,428
Devon Energy Corp.	1,796	70,924
Diamondback Energy, Inc. (a)	820	81,869
EOG Resources, Inc.	2,221	205,443
Extraction Oil & Gas, Inc. (b)	210	3,287
Newfield Exploration Co. (a)	1,853	64,151
ONEOK, Inc.	7,629	401,362
Parsley Energy, Inc. Class A (a)	806	24,011
Southwestern Energy Co. (a)	18,049	135,548
The Williams Companies, Inc.	4,583	140,377
		1,998,633
FINANCIALS - 2.8%
Banks - 0.3%
Citizens Financial Group, Inc.	7,903	290,119
First Hawaiian, Inc.	10	298
First Republic Bank	4,468	413,111
Signature Bank (a)	1,218	168,632
SVB Financial Group (a)	1,387	244,029
Western Alliance Bancorp. (a)	1,920	91,968
		1,208,157
Capital Markets - 1.6%
Affiliated Managers Group, Inc.	1,783	295,247
Ameriprise Financial, Inc.	1,613	206,222
Artisan Partners Asset Management, Inc.	1,403	41,108
CBOE Holdings, Inc.	3,808	313,817
Charles Schwab Corp.	33,769	1,311,926
Eaton Vance Corp. (non-vtg.)	3,978	170,776
FactSet Research Systems, Inc.	1,440	235,094
Federated Investors, Inc. Class B (non-vtg.)	3,313	88,855
Interactive Brokers Group, Inc.	275	9,578
IntercontinentalExchange, Inc.	10,368	624,154
Invesco Ltd.	2,440	80,374
Lazard Ltd. Class A	541	23,231
LPL Financial	455	19,128
MarketAxess Holdings, Inc.	1,322	254,511
Moody's Corp.	5,561	657,978
Morningstar, Inc.	687	50,240
MSCI, Inc.	3,112	312,196
S&P Global, Inc.	9,637	1,293,189
SEI Investments Co.	4,627	234,635
T. Rowe Price Group, Inc.	6,713	475,885
TD Ameritrade Holding Corp.	8,011	306,581
		7,004,725
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)(b)	281	57,113
Discover Financial Services	4,659	291,607
		348,720
Diversified Financial Services - 0.1%
Bioverativ, Inc.	3,964	233,123
Donnelley Financial Solutions, Inc. (a)	764	16,976
Valvoline, Inc.	87	1,936
Varex Imaging Corp. (a)	1,305	43,809
		295,844
Insurance - 0.7%
AmTrust Financial Services, Inc. (b)	216	3,467
Aon PLC	9,620	1,152,861
Arthur J. Gallagher & Co.	4,378	244,336
Brown & Brown, Inc.	165	7,079
Erie Indemnity Co. Class A	652	80,731
Lincoln National Corp.	1,841	121,377
Marsh & McLennan Companies, Inc.	18,980	1,406,987
Progressive Corp.	2,100	83,412
XL Group Ltd.	3,103	129,861
		3,230,111

TOTAL FINANCIALS		12,087,557

HEALTH CARE - 15.7%
Biotechnology - 5.5%
AbbVie, Inc.	59,098	3,896,922
ACADIA Pharmaceuticals, Inc. (a)(b)	3,522	120,910
Agios Pharmaceuticals, Inc. (a)(b)	1,315	65,369
Alexion Pharmaceuticals, Inc. (a)	7,927	1,012,912
Alkermes PLC (a)	5,437	316,705
Alnylam Pharmaceuticals, Inc. (a)(b)	2,392	128,211
Amgen, Inc.	27,440	4,481,501
AquaBounty Technologies, Inc. (a)	18	140
Biogen, Inc. (a)	7,998	2,169,138
BioMarin Pharmaceutical, Inc. (a)	6,273	601,204
Celgene Corp. (a)	28,072	3,482,332
Gilead Sciences, Inc.	48,400	3,317,820
Incyte Corp. (a)	5,939	738,099
Intercept Pharmaceuticals, Inc. (a)(b)	568	63,815
Intrexon Corp. (b)	1,946	40,555
Ionis Pharmaceuticals, Inc. (a)(b)	4,373	210,735
Juno Therapeutics, Inc. (a)(b)	2,044	50,977
Neurocrine Biosciences, Inc. (a)	3,108	165,967
Opko Health, Inc. (a)(b)	10,670	82,906
Regeneron Pharmaceuticals, Inc. (a)	2,825	1,097,484
Seattle Genetics, Inc. (a)	3,473	237,206
United Therapeutics Corp. (a)	423	53,171
Vertex Pharmaceuticals, Inc. (a)	8,989	1,063,399
		23,397,478
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	6,071	264,938
Abiomed, Inc. (a)	1,437	187,270
Alere, Inc. (a)	596	29,305
Align Technology, Inc. (a)	2,608	351,089
Baxter International, Inc.	1,980	110,246
Becton, Dickinson & Co.	7,620	1,424,711
Boston Scientific Corp. (a)	49,158	1,296,788
C.R. Bard, Inc.	2,682	824,661
Danaher Corp.	5,785	482,064
DexCom, Inc. (a)	2,971	231,619
Edwards Lifesciences Corp. (a)	7,719	846,543
Hill-Rom Holdings, Inc.	2,191	165,727
Hologic, Inc. (a)	10,084	455,293
IDEXX Laboratories, Inc. (a)	3,253	545,626
Intuitive Surgical, Inc. (a)	1,383	1,156,008
ResMed, Inc.	5,033	342,194
Stryker Corp.	12,332	1,681,715
Teleflex, Inc.	310	64,136
The Cooper Companies, Inc.	1,335	267,441
Varian Medical Systems, Inc. (a)	3,427	310,966
West Pharmaceutical Services, Inc.	2,597	239,002
Zimmer Biomet Holdings, Inc.	3,544	424,040
		11,701,382
Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc. (a)(b)	881	38,394
Aetna, Inc.	3,998	540,010
AmerisourceBergen Corp.	5,951	488,280
Anthem, Inc.	2,593	461,269
Cardinal Health, Inc.	11,054	802,410
Centene Corp. (a)	4,442	330,485
Cigna Corp.	3,072	480,369
DaVita HealthCare Partners, Inc. (a)	2,234	154,168
Envision Healthcare Corp. (a)	3,016	168,986
Express Scripts Holding Co. (a)	19,300	1,183,862
HCA Holdings, Inc. (a)	7,647	643,954
Henry Schein, Inc. (a)	2,959	514,274
Humana, Inc.	5,108	1,133,874
Laboratory Corp. of America Holdings (a)	1,658	232,369
McKesson Corp.	7,748	1,071,471
MEDNAX, Inc. (a)	2,324	140,277
Patterson Companies, Inc.	3,094	137,652
Premier, Inc. (a)	391	13,216
Tenet Healthcare Corp. (a)(b)	2,829	44,330
UnitedHealth Group, Inc.	34,525	6,037,732
Universal Health Services, Inc. Class B	772	93,227
VCA, Inc. (a)	2,807	257,037
Wellcare Health Plans, Inc. (a)	1,470	225,513
		15,193,159
Health Care Technology - 0.3%
athenahealth, Inc. (a)	1,402	137,410
Cerner Corp. (a)	10,834	701,502
Inovalon Holdings, Inc. Class A (a)(b)	2,211	27,085
Veeva Systems, Inc. Class A (a)	3,448	184,882
		1,050,879
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	3,086	169,884
Bio-Techne Corp.	1,353	144,879
Bruker Corp.	3,804	92,780
Charles River Laboratories International, Inc. (a)	1,667	149,530
Illumina, Inc. (a)	5,340	987,152
Mettler-Toledo International, Inc. (a)	949	487,236
PerkinElmer, Inc.	878	52,162
Quintiles Transnational Holdings, Inc. (a)	4,048	341,165
Thermo Fisher Scientific, Inc.	6,507	1,075,802
VWR Corp. (a)	89	2,515
Waters Corp. (a)	2,776	471,615
		3,974,720
Pharmaceuticals - 2.8%
Akorn, Inc. (a)	3,052	102,089
Allergan PLC	7,237	1,764,815
Bristol-Myers Squibb Co.	61,002	3,419,162
Eli Lilly & Co.	35,624	2,923,305
Johnson & Johnson	17,352	2,142,451
Mylan N.V. (a)	5,238	195,639
Patheon NV	568	15,285
Pfizer, Inc.	15,388	521,961
Zoetis, Inc. Class A	16,651	934,288
		12,018,995

TOTAL HEALTH CARE		67,336,613

INDUSTRIALS - 10.4%
Aerospace & Defense - 2.7%
BWX Technologies, Inc.	3,352	164,818
General Dynamics Corp.	3,711	719,155
HEICO Corp.	867	61,618
HEICO Corp. Class A	1,751	107,336
Hexcel Corp.	3,330	172,328
Huntington Ingalls Industries, Inc.	1,404	282,050
Lockheed Martin Corp.	9,280	2,500,496
Northrop Grumman Corp.	6,081	1,495,683
Raytheon Co.	4,153	644,587
Rockwell Collins, Inc.	5,933	617,566
Spirit AeroSystems Holdings, Inc. Class A	2,231	127,524
Textron, Inc.	3,042	141,940
The Boeing Co.	21,777	4,025,043
TransDigm Group, Inc.	1,811	446,828
		11,506,972
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc. (b)	5,241	381,021
Expeditors International of Washington, Inc.	4,633	259,865
FedEx Corp.	9,086	1,723,614
United Parcel Service, Inc. Class B	25,253	2,713,687
		5,078,187
Airlines - 0.6%
Alaska Air Group, Inc.	3,568	303,601
Delta Air Lines, Inc.	20,811	945,652
JetBlue Airways Corp. (a)	978	21,350
Southwest Airlines Co.	22,095	1,242,181
		2,512,784
Building Products - 0.4%
A.O. Smith Corp.	5,428	292,461
Allegion PLC	3,478	273,510
Fortune Brands Home & Security, Inc.	5,546	353,502
Johnson Controls International PLC	7,134	296,560
Lennox International, Inc.	1,318	217,984
Masco Corp.	8,042	297,715
		1,731,732
Commercial Services & Supplies - 0.6%
Cintas Corp.	3,287	402,559
Clean Harbors, Inc. (a)	150	8,717
Copart, Inc. (a)	7,010	216,609
Covanta Holding Corp.	4,075	59,291
KAR Auction Services, Inc.	4,985	217,446
LSC Communications, Inc.	716	18,523
Pitney Bowes, Inc.	6,792	90,266
R.R. Donnelley & Sons Co.	1,456	18,298
Rollins, Inc.	3,484	135,284
Stericycle, Inc. (a)	2,815	240,232
Waste Management, Inc.	13,457	979,400
		2,386,625
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	1,464	51,884
Valmont Industries, Inc.	663	101,008
		152,892
Electrical Equipment - 0.3%
Acuity Brands, Inc. (b)	1,574	277,181
AMETEK, Inc.	1,482	84,770
Emerson Electric Co.	3,755	226,351
Fortive Corp.	2,892	182,948
Hubbell, Inc. Class B	1,257	142,204
Rockwell Automation, Inc.	3,725	586,129
		1,499,583
Industrial Conglomerates - 2.3%
3M Co.	21,468	4,204,078
Carlisle Companies, Inc.	662	67,120
General Electric Co.	61,775	1,790,857
Honeywell International, Inc.	27,803	3,646,085
Roper Technologies, Inc.	1,848	404,158
		10,112,298
Machinery - 1.2%
Deere & Co.	2,816	314,294
Donaldson Co., Inc.	4,238	196,135
Flowserve Corp.	2,896	147,320
Graco, Inc.	2,049	220,985
IDEX Corp.	2,538	265,881
Illinois Tool Works, Inc.	10,769	1,487,091
Ingersoll-Rand PLC	4,761	422,539
Lincoln Electric Holdings, Inc.	1,402	124,820
Middleby Corp. (a)	2,040	277,705
Nordson Corp.	2,046	256,159
PACCAR, Inc.	1,142	76,206
Snap-On, Inc.	1,526	255,651
Stanley Black & Decker, Inc.	661	89,995
Toro Co.	3,831	248,709
WABCO Holdings, Inc. (a)	1,900	225,853
Wabtec Corp.	3,114	261,233
Xylem, Inc.	3,560	183,020
		5,053,596
Professional Services - 0.4%
Dun & Bradstreet Corp.	534	58,532
Equifax, Inc.	4,338	586,975
Nielsen Holdings PLC	10,202	419,608
Robert Half International, Inc.	4,582	211,001
TransUnion Holding Co., Inc. (a)	1,944	77,818
Verisk Analytics, Inc. (a)	5,550	459,596
		1,813,530
Road & Rail - 0.3%
AMERCO	148	55,420
Avis Budget Group, Inc. (a)	2,833	86,407
J.B. Hunt Transport Services, Inc.	3,197	286,643
Landstar System, Inc.	1,547	132,191
Old Dominion Freight Lines, Inc.	1,535	135,878
Union Pacific Corp.	4,804	537,856
		1,234,395
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	1,797	68,538
Fastenal Co.	10,415	465,342
HD Supply Holdings, Inc. (a)	7,441	299,872
Herc Holdings, Inc. (a)	164	7,457
MSC Industrial Direct Co., Inc. Class A	663	59,358
United Rentals, Inc. (a)	2,724	298,714
W.W. Grainger, Inc.	2,001	385,593
Watsco, Inc.	952	132,138
		1,717,012

TOTAL INDUSTRIALS		44,799,606

INFORMATION TECHNOLOGY - 32.6%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	1,408	196,613
Arris International PLC (a)	1,607	41,766
CommScope Holding Co., Inc. (a)	4,582	192,627
F5 Networks, Inc. (a)	2,426	313,269
Motorola Solutions, Inc.	718	61,726
Palo Alto Networks, Inc. (a)	3,143	340,733
		1,146,734
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	11,071	800,544
CDW Corp.	5,879	347,390
Cognex Corp.	2,916	248,851
Dell Technologies, Inc. (a)	839	56,305
Fitbit, Inc. (a)	4,036	23,086
IPG Photonics Corp. (a)	1,095	138,320
National Instruments Corp.	3,049	106,441
Trimble, Inc. (a)	7,415	262,713
VeriFone Systems, Inc. (a)	3,824	70,897
Zebra Technologies Corp. Class A (a)	1,531	144,327
		2,198,874
Internet Software & Services - 8.2%
Akamai Technologies, Inc. (a)	5,538	337,486
Alphabet, Inc.:
Class A (a)	10,725	9,915,477
Class C (a)	10,835	9,816,077
CommerceHub, Inc.:
Series A (a)	122	1,952
Series C (a)	18	287
CoStar Group, Inc. (a)	1,155	278,228
eBay, Inc. (a)	36,752	1,227,884
Facebook, Inc. Class A (a)	81,954	12,313,589
GoDaddy, Inc. (a)	1,630	63,440
IAC/InterActiveCorp (a)	2,008	166,684
Match Group, Inc. (a)	1,090	20,307
Nutanix, Inc. Class A (a)	355	5,392
Pandora Media, Inc. (a)(b)	6,983	75,766
Twilio, Inc. Class A (b)	449	14,839
Twitter, Inc. (a)(b)	20,236	333,489
VeriSign, Inc. (a)	3,241	288,190
Yelp, Inc. (a)	1,858	65,792
Zillow Group, Inc.:
Class A (a)	1,184	45,572
Class C (a)(b)	2,724	106,236
		35,076,687
IT Services - 6.8%
Accenture PLC Class A	22,789	2,764,306
Alliance Data Systems Corp.	1,980	494,267
Automatic Data Processing, Inc.	16,670	1,741,848
Black Knight Financial Services, Inc. Class A (a)	868	35,935
Booz Allen Hamilton Holding Corp. Class A	3,830	137,612
Broadridge Financial Solutions, Inc.	4,259	297,874
Cognizant Technology Solutions Corp. Class A (a)	22,060	1,328,674
CoreLogic, Inc. (a)	1,795	76,718
CSRA, Inc.	5,912	171,921
DST Systems, Inc.	1,199	147,609
Euronet Worldwide, Inc. (a)	1,791	147,972
Fidelity National Information Services, Inc.	6,797	572,239
First Data Corp. Class A (a)	11,405	178,146
Fiserv, Inc. (a)	8,082	962,889
FleetCor Technologies, Inc. (a)	3,312	467,456
Gartner, Inc. (a)	3,151	359,498
Genpact Ltd.	5,253	128,278
Global Payments, Inc.	5,546	453,441
IBM Corp.	22,059	3,535,837
Jack Henry & Associates, Inc.	3,056	296,188
Leidos Holdings, Inc.	2,389	125,805
MasterCard, Inc. Class A	35,173	4,091,323
Paychex, Inc.	11,784	698,556
PayPal Holdings, Inc. (a)	41,351	1,973,270
Sabre Corp.	7,500	175,575
Square, Inc. (a)	1,914	34,911
Teradata Corp. (a)	4,715	137,584
The Western Union Co.	17,809	353,687
Total System Services, Inc.	5,997	343,688
Vantiv, Inc. (a)	5,603	347,610
Visa, Inc. Class A	69,567	6,345,902
WEX, Inc. (a)	1,385	140,522
		29,067,141
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	997	75,971
Applied Materials, Inc.	28,370	1,152,106
Broadcom Ltd.	13,763	3,039,008
Cree, Inc. (a)	1,397	30,566
Intel Corp.	15,473	559,349
KLA-Tencor Corp.	5,723	562,113
Lam Research Corp.	4,658	674,711
Maxim Integrated Products, Inc.	10,224	451,390
Microchip Technology, Inc. (b)	7,722	583,629
NVIDIA Corp.	18,561	1,935,912
ON Semiconductor Corp. (a)	1,496	21,213
Qorvo, Inc. (a)	454	30,886
Qualcomm, Inc.	11,111	597,105
Skyworks Solutions, Inc.	6,360	634,346
Texas Instruments, Inc.	36,679	2,904,243
Versum Materials, Inc.	3,123	99,998
Xilinx, Inc.	2,908	183,524
		13,536,070
Software - 7.5%
Activision Blizzard, Inc.	20,452	1,068,617
Adobe Systems, Inc. (a)	17,847	2,386,858
ANSYS, Inc. (a)	803	88,458
Atlassian Corp. PLC (a)	959	33,066
Autodesk, Inc. (a)	6,364	573,205
Cadence Design Systems, Inc. (a)	10,018	326,286
CDK Global, Inc.	5,249	341,237
Citrix Systems, Inc. (a)	5,612	454,235
Electronic Arts, Inc. (a)	10,643	1,009,169
FireEye, Inc. (a)(b)	1,107	13,849
Fortinet, Inc. (a)	5,268	205,452
Guidewire Software, Inc. (a)	2,651	163,010
Intuit, Inc.	8,878	1,111,614
Manhattan Associates, Inc. (a)	2,564	119,713
Microsoft Corp.	276,583	18,934,872
Nuance Communications, Inc. (a)	6,047	108,181
Oracle Corp.	10,501	472,125
Parametric Technology Corp. (a)	1,867	100,911
Red Hat, Inc. (a)	6,642	585,027
Salesforce.com, Inc. (a)	23,415	2,016,500
ServiceNow, Inc. (a)	5,699	538,442
Splunk, Inc. (a)	4,721	303,608
SS&C Technologies Holdings, Inc.	5,576	204,862
Symantec Corp.	3,163	100,046
Synopsys, Inc. (a)	523	38,545
Tableau Software, Inc. (a)	2,014	108,112
Tyler Technologies, Inc. (a)	1,191	194,836
Ultimate Software Group, Inc. (a)	993	201,251
VMware, Inc. Class A (a)	892	83,955
Workday, Inc. Class A (a)(b)	4,211	368,041
		32,254,083
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	183,316	26,333,329
NCR Corp. (a)	4,493	185,336
		26,518,665

TOTAL INFORMATION TECHNOLOGY		139,798,254

MATERIALS - 3.5%
Chemicals - 2.6%
AdvanSix, Inc. (a)	1,127	30,722
Air Products & Chemicals, Inc.	6,239	876,580
Axalta Coating Systems (a)	6,016	188,722
Celanese Corp. Class A	471	40,996
E.I. du Pont de Nemours & Co.	31,954	2,548,332
Ecolab, Inc.	9,497	1,225,968
FMC Corp.	3,891	284,938
International Flavors & Fragrances, Inc.	2,884	399,694
LyondellBasell Industries NV Class A	5,262	446,007
Monsanto Co.	10,330	1,204,581
NewMarket Corp.	265	124,736
PPG Industries, Inc.	9,671	1,062,263
Praxair, Inc.	9,144	1,142,817
RPM International, Inc.	4,900	257,544
Sherwin-Williams Co.	2,936	982,620
The Scotts Miracle-Gro Co. Class A	1,509	145,769
Valspar Corp.	2,837	318,992
W.R. Grace & Co.	1,371	95,586
		11,376,867
Construction Materials - 0.3%
Eagle Materials, Inc.	1,702	163,341
Martin Marietta Materials, Inc.	2,105	463,500
Vulcan Materials Co.	4,511	545,290
		1,172,131
Containers & Packaging - 0.5%
Aptargroup, Inc.	556	44,647
Avery Dennison Corp.	3,040	252,958
Ball Corp.	6,191	476,026
Bemis Co., Inc.	416	18,691
Berry Global Group, Inc. (a)	4,553	227,650
Crown Holdings, Inc. (a)	4,853	272,205
Graphic Packaging Holding Co.	8,395	114,004
Owens-Illinois, Inc. (a)	5,848	127,603
Packaging Corp. of America	3,379	333,778
Sealed Air Corp.	7,090	312,102
Silgan Holdings, Inc.	1,302	78,927
		2,258,591
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	11,532	147,033
Royal Gold, Inc.	158	11,167
Southern Copper Corp.	1,443	51,039
Steel Dynamics, Inc.	1,301	47,018
		256,257

TOTAL MATERIALS		15,063,846

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	344	38,703
American Tower Corp.	15,402	1,939,728
Boston Properties, Inc.	955	120,903
Care Capital Properties, Inc.	214	5,750
Colony NorthStar, Inc.	6,687	87,399
Crown Castle International Corp.	11,582	1,095,657
CubeSmart	4,425	112,130
CyrusOne, Inc.	2,476	135,289
Digital Realty Trust, Inc.	4,029	462,690
Empire State Realty Trust, Inc.	2,622	54,538
Equinix, Inc.	2,735	1,142,410
Equity Lifestyle Properties, Inc.	2,759	223,231
Essex Property Trust, Inc.	982	240,070
Extra Space Storage, Inc.	4,343	328,027
Federal Realty Investment Trust (SBI)	2,563	335,471
Gaming & Leisure Properties	7,154	248,959
Healthcare Trust of America, Inc.	3,609	115,091
Iron Mountain, Inc.	9,416	327,300
Lamar Advertising Co. Class A	2,965	213,688
Life Storage, Inc.	1,050	82,310
Omega Healthcare Investors, Inc.	2,508	82,764
Outfront Media, Inc.	728	19,044
Public Storage	5,371	1,124,580
Regency Centers Corp.	687	43,405
SBA Communications Corp. Class A (a)	2,865	362,394
Senior Housing Properties Trust (SBI)	1,033	22,230
Simon Property Group, Inc.	10,157	1,678,546
Tanger Factory Outlet Centers, Inc.	3,454	107,730
Taubman Centers, Inc.	1,248	78,062
Ventas, Inc.	3,839	245,734
		11,073,833
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	11,075	396,596
Invitation Homes, Inc.	388	8,361
		404,957

TOTAL REAL ESTATE		11,478,790

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	74,589	3,424,381
Zayo Group Holdings, Inc. (a)	5,879	206,177
		3,630,558
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	6,361	427,904

TOTAL TELECOMMUNICATION SERVICES		4,058,462

UTILITIES - 0.0%
Multi-Utilities - 0.0%
Dominion Resources, Inc.	1,415	109,563
TOTAL COMMON STOCKS
(Cost $391,290,514)		424,150,067
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.8% 10/12/17 (c)
(Cost $498,177)	500,000	497,885
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.85% (d)	13,516,604	$13,519,308
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	6,714,090	6,714,761
TOTAL MONEY MARKET FUNDS
(Cost $20,234,069)		20,234,069
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $412,022,760)		444,882,021
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(15,543,118)
NET ASSETS - 100%		$429,338,903

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
36 CME E-mini S&P 500 Index Contracts (United States)	June 2017	4,284,900	$(6,996)

The face value of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $182,226.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,327
Fidelity Securities Lending Cash Central Fund	6,829
Total	$33,156

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$89,343,323	$89,343,323	$--	$--
Consumer Staples	38,075,420	38,075,420	--	--
Energy	1,998,633	1,998,633	--	--
Financials	12,087,557	12,087,557	--	--
Health Care	67,336,613	67,336,613	--	--
Industrials	44,799,606	44,799,606	--	--
Information Technology	139,798,254	139,798,254	--	--
Materials	15,063,846	15,063,846	--	--
Real Estate	11,478,790	11,478,790	--	--
Telecommunication Services	4,058,462	4,058,462	--	--
Utilities	109,563	109,563	--	--
U.S. Government and Government Agency Obligations	497,885	--	497,885	--
Money Market Funds	20,234,069	20,234,069	--	--
Total Investments in Securities:	$444,882,021	$444,384,136	$497,885	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(6,996)	$(6,996)	$--	$--
Total Liabilities	$(6,996)	$(6,996)	$--	$--
Total Derivative Instruments:	$(6,996)	$(6,996)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,996)
Total Equity Risk	0	(6,996)
Total Value of Derivatives	$0	$(6,996)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value (including securities loaned of $6,521,146) — See accompanying schedule: Unaffiliated issuers (cost $391,788,691)	$424,647,952
Fidelity Central Funds (cost $20,234,069)	20,234,069
Total Investments (cost $412,022,760)		$444,882,021
Receivable for investments sold		124,982
Receivable for fund shares sold		1,968,193
Dividends receivable		268,082
Distributions receivable from Fidelity Central Funds		7,873
Total assets		447,251,151
Liabilities
Payable for investments purchased	$11,009,733
Payable for fund shares redeemed	149,436
Accrued management fee	17,032
Payable for daily variation margin for derivative instruments	14,380
Other affiliated payables	6,747
Collateral on securities loaned	6,714,920
Total liabilities		17,912,248
Net Assets		$429,338,903
Net Assets consist of:
Paid in capital		$395,338,351
Undistributed net investment income		1,361,516
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(213,229)
Net unrealized appreciation (depreciation) on investments		32,852,265
Net Assets		$429,338,903
Investor Class:
Net Asset Value, offering price and redemption price per share ($7,636,554 ÷ 658,505 shares)		$11.60
Premium Class:
Net Asset Value, offering price and redemption price per share ($282,077,576 ÷ 24,312,549 shares)		$11.60
Institutional Class:
Net Asset Value, offering price and redemption price per share ($138,867,111 ÷ 11,968,799 shares)		$11.60
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($757,662 ÷ 65,302 shares)		$11.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 7, 2016 (commencement of operations) to April 30, 2017
Investment Income
Dividends		$1,871,668
Interest		695
Income from Fidelity Central Funds		33,156
Total income		1,905,519
Expenses
Management fee	$66,936
Transfer agent fees	27,494
Independent trustees' fees and expenses	387
Interest	1,174
Miscellaneous	63
Total expenses before reductions	96,054
Expense reductions	(45)	96,009
Net investment income (loss)		1,809,510
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(422,476)
Fidelity Central Funds	2,375
Foreign currency transactions	3
Futures contracts	205,878
Total net realized gain (loss)		(214,220)
Change in net unrealized appreciation (depreciation) on: Investment securities	32,859,261
Futures contracts	(6,996)
Total change in net unrealized appreciation (depreciation)		32,852,265
Net gain (loss)		32,638,045
Net increase (decrease) in net assets resulting from operations		$34,447,555

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 7, 2016 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,809,510
Net realized gain (loss)	(214,220)
Change in net unrealized appreciation (depreciation)	32,852,265
Net increase (decrease) in net assets resulting from operations	34,447,555
Distributions to shareholders from net investment income	(447,140)
Share transactions - net increase (decrease)	395,338,488
Total increase (decrease) in net assets	429,338,903
Net Assets
Beginning of period	–
End of period	$429,338,903
Other Information
Undistributed net investment income end of period	$1,361,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Investor Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	1.50
Total from investment operations	1.62
Distributions from net investment income	(.02)
Total distributions	(.02)
Net asset value, end of period	$11.60
Total ReturnC,D	16.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.21%G
Expenses net of fee waivers, if any	.21%G
Expenses net of all reductions	.21%G
Net investment income (loss)	1.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,637
Portfolio turnover rateH	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Premium Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	1.49
Total from investment operations	1.63
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$11.60
Total ReturnC,D	16.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G
Expenses net of fee waivers, if any	.07%G
Expenses net of all reductions	.07%G
Net investment income (loss)	1.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$282,078
Portfolio turnover rateH	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Institutional Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	1.49
Total from investment operations	1.63
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$11.60
Total ReturnC,D	16.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	1.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$138,867
Portfolio turnover rateH	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Institutional Premium Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	1.50
Total from investment operations	1.63
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$11.60
Total ReturnC,D	16.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G
Expenses net of fee waivers, if any	.05%G
Expenses net of all reductions	.05%G
Net investment income (loss)	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$758
Portfolio turnover rateH	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$37,196,208
Gross unrealized depreciation	(5,001,600)
Net unrealized appreciation (depreciation) on securities	$32,194,608
Tax Cost	$412,687,413

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,683,460
Undistributed long-term capital gain	$122,485
Net unrealized appreciation (depreciation) on securities and other investments	$32,194,608

The tax character of distributions paid was as follows:

April 30, 2017
Ordinary Income	$447,140

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $205,878 and a change in net unrealized appreciation (depreciation) of $(6,996) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $416,197,441 and $23,975,614, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective July 1, 2016, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.21%
Premium Class	.07%
Institutional Class	.06%
Institutional Premium Class	.05%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .22%, .08%, .07% and .06% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .16%, .02% and .01% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to July 1, 2016, Investor Class, Premium Class, Institutional Class and Institutional Premium Class paid a portion of the transfer agent fees at an annual rate of .17%, .03%, .02% and .01%, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$4,340.16
Premium Class	20,176.02
Institutional Class	2,974.01
Institutional Premium Class	4	-(b)
	$27,494

 (a) Annualized

 (b) Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,982,000	1.09%	$1,174

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $63 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,829.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $45.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended April 30, 2017(a)
From net investment income
Investor Class	$2,758
Premium Class	346,446
Institutional Class	95,931
Institutional Premium Class	2,005
Total	$447,140

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended April 30, 2017(a)	Year ended April 30, 2017(a)
Investor Class
Shares sold	1,337,804	$14,225,721
Reinvestment of distributions	252	2,656
Shares redeemed	(679,551)	(7,275,852)
Net increase (decrease)	658,505	$6,952,525
Premium Class
Shares sold	29,060,892	$309,872,215
Reinvestment of distributions	31,840	335,594
Shares redeemed	(4,780,183)	(53,728,257)
Net increase (decrease)	24,312,549	$256,479,552
Institutional Class
Shares sold	12,310,582	$134,997,308
Reinvestment of distributions	741	7,807
Shares redeemed	(342,524)	(3,752,659)
Net increase (decrease)	11,968,799	$131,252,456
Institutional Premium Class
Shares sold	65,258	$653,600
Reinvestment of distributions	190	2,005
Shares redeemed	(146)	(1,650)
Net increase (decrease)	65,302	$653,955

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Growth Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Growth Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2017, and the related statements of operations, changes in net assets, and the financial highlights for the period from June 7, 2016 (commencement of operations) to April 30, 2017. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Large Cap Growth Index Fund as of April 30, 2017, and the results of its operations, changes in its net assets, and the financial highlights for the period from June 7, 2016 (commencement of operations) to April 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 248 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Investor Class	.21%
Actual		$1,000.00	$1,151.90	$1.12
Hypothetical-C		$1,000.00	$1,023.75	$1.05
Premium Class	.07%
Actual		$1,000.00	$1,151.70	$.37
Hypothetical-C		$1,000.00	$1,024.45	$.35
Institutional Class	.06%
Actual		$1,000.00	$1,151.80	$.32
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Premium Class	.05%
Actual		$1,000.00	$1,151.90	$.27
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Large Cap Growth Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Large Cap Growth Index Fund
Investor Class	06/12/17	06/09/17	$0.02600	$0.011
Premium Class	06/12/17	06/09/17	$0.03343	$0.011
Institutional Class	06/12/17	06/09/17	$0.03396	$0.011
Institutional Premium Class	06/12/17	06/09/17	$0.03449	$0.011

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2017, $122,484, or, if subsequently determined to be different, the net capital gain of such year.

Investor Class designates 100%; Premium Class designates 89%; Institutional Class designates 88%; and Institutional Premium Class designates 86%; of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor Class designates 100%; Premium Class designates 93%; Institutional Class designates 92%; and Institutional Premium Class designates 90%; of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

LC1-ANN-0617
1.9879603.100

Fidelity Flex℠ Funds Fidelity Flex℠ Mid Cap Index Fund Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

% of fund's net assets
NVIDIA Corp.	0.8
Johnson Controls International PLC	0.6
Intuitive Surgical, Inc.	0.5
Equinix, Inc.	0.5
Fiserv, Inc.	0.5
Marriott International, Inc. Class A	0.5
Analog Devices, Inc.	0.5
Sempra Energy	0.4
AvalonBay Communities, Inc.	0.4
Micron Technology, Inc.	0.4
5.1

Top Market Sectors as of April 30, 2017

% of fund's net assets
Information Technology	15.2
Consumer Discretionary	15.1
Industrials	13.6
Financials	13.2
Real Estate	10.1
Health Care	9.6
Utilities	6.1
Materials	5.7
Energy	5.6
Consumer Staples	4.9

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 5.6%

Investments April 30, 2017

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 1.1%
Adient PLC	4	$294
BorgWarner, Inc.	10	423
Delphi Automotive PLC	13	1,045
Gentex Corp.	13	268
Hertz Global Holdings, Inc. (a)	5	82
Lear Corp.	4	571
The Goodyear Tire & Rubber Co.	12	435
Visteon Corp. (a)	2	206
		3,324
Automobiles - 0.2%
Harley-Davidson, Inc.	8	454
Thor Industries, Inc.	2	192
		646
Distributors - 0.4%
Genuine Parts Co.	7	644
LKQ Corp. (a)	14	437
Pool Corp.	2	239
		1,320
Diversified Consumer Services - 0.3%
H&R Block, Inc.	10	248
Service Corp. International	9	290
ServiceMaster Global Holdings, Inc. (a)	6	229
		767
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	11	402
Brinker International, Inc.	2	88
Chipotle Mexican Grill, Inc. (a)	2	949
Choice Hotels International, Inc.	2	125
Darden Restaurants, Inc.	5	426
Domino's Pizza, Inc.	3	544
Dunkin' Brands Group, Inc.	4	223
Extended Stay America, Inc. unit	6	105
Hilton Grand Vacations, Inc. (a)	4	134
Hilton, Inc.	8	472
Hyatt Hotels Corp. Class A (a)	2	111
International Game Technology PLC	4	89
Marriott International, Inc. Class A	15	1,416
MGM Mirage, Inc.	22	676
Norwegian Cruise Line Holdings Ltd. (a)	7	378
Panera Bread Co. Class A (a)	1	313
Park Hotels & Resorts, Inc.	5	128
Royal Caribbean Cruises Ltd.	8	853
Six Flags Entertainment Corp.	3	188
Vail Resorts, Inc.	2	395
Wendy's Co.	10	147
Wyndham Worldwide Corp.	5	477
Wynn Resorts Ltd.	4	492
		9,131
Household Durables - 1.6%
CalAtlantic Group, Inc.	3	109
D.R. Horton, Inc.	16	526
Garmin Ltd.	5	254
Leggett & Platt, Inc.	6	315
Lennar Corp. Class A	9	455
Mohawk Industries, Inc. (a)	3	704
Newell Brands, Inc.	22	1,050
PulteGroup, Inc.	15	340
Tempur Sealy International, Inc. (a)	3	141
Toll Brothers, Inc.	7	252
Tupperware Brands Corp.	2	144
Whirlpool Corp.	4	743
		5,033
Internet & Direct Marketing Retail - 0.6%
Expedia, Inc.	6	802
Groupon, Inc. (a)	24	94
Liberty Expedia Holdings, Inc.	3	145
Liberty Interactive Corp.:
(Venture Group) Series A (a)	4	215
QVC Group Series A (a)	21	445
TripAdvisor, Inc. (a)	5	225
		1,926
Leisure Products - 0.5%
Brunswick Corp.	4	227
Hasbro, Inc.	5	496
Mattel, Inc.	16	359
Polaris Industries, Inc.	3	256
Vista Outdoor, Inc. (a)	5	98
		1,436
Media - 2.0%
AMC Networks, Inc. Class A (a)	3	179
Cinemark Holdings, Inc.	5	216
Discovery Communications, Inc.:
Class A (a)	7	201
Class C (non-vtg.) (a)	10	280
Interpublic Group of Companies, Inc.	19	448
John Wiley & Sons, Inc. Class A	2	105
Liberty Broadband Corp.:
Class A (a)	1	90
Class C (a)	5	456
Liberty Media Corp.:
Liberty SiriusXM Class A (a)	4	152
Liberty SiriusXM Class C (a)	8	304
Lions Gate Entertainment Corp.:
Class A	4	105
Class B (a)	4	95
Live Nation Entertainment, Inc. (a)	6	193
News Corp.:
Class A	15	191
Class B	8	104
Omnicom Group, Inc.	11	903
Regal Entertainment Group Class A	5	110
Scripps Networks Interactive, Inc. Class A	4	299
Sirius XM Holdings, Inc.	82	406
Tegna, Inc.	10	255
The Madison Square Garden Co. (a)	1	202
Tribune Media Co. Class A	4	146
Viacom, Inc. Class B (non-vtg.)	17	724
		6,164
Multiline Retail - 1.0%
Dollar General Corp.	13	945
Dollar Tree, Inc. (a)	11	910
JC Penney Corp., Inc. (a)	16	86
Kohl's Corp.	9	351
Macy's, Inc.	14	409
Nordstrom, Inc.	6	290
		2,991
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	4	569
AutoNation, Inc. (a)	3	126
AutoZone, Inc. (a)	1	692
Bed Bath & Beyond, Inc.	7	271
Best Buy Co., Inc.	13	674
Burlington Stores, Inc. (a)	3	297
Cabela's, Inc. Class A (a)	2	109
CarMax, Inc. (a)	9	527
CST Brands, Inc.	4	193
Dick's Sporting Goods, Inc.	4	202
Foot Locker, Inc.	6	464
GameStop Corp. Class A	5	113
Gap, Inc.	10	262
L Brands, Inc.	11	581
Michaels Companies, Inc. (a)	5	117
Murphy U.S.A., Inc. (a)	2	139
O'Reilly Automotive, Inc. (a)	5	1,241
Penske Automotive Group, Inc.	2	95
Ross Stores, Inc.	18	1,170
Sally Beauty Holdings, Inc. (a)	7	133
Signet Jewelers Ltd.	3	198
Staples, Inc.	30	293
Tiffany & Co., Inc.	5	458
Tractor Supply Co.	6	371
Ulta Beauty, Inc. (a)	3	844
Urban Outfitters, Inc. (a)	4	92
Williams-Sonoma, Inc.	4	216
		10,447
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	2	184
Coach, Inc.	13	512
Hanesbrands, Inc.	18	393
Kate Spade & Co. (a)	6	104
lululemon athletica, Inc. (a)	5	260
Michael Kors Holdings Ltd. (a)	8	299
PVH Corp.	4	404
Ralph Lauren Corp.	3	242
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6	152
Under Armour, Inc.:
Class A (sub. vtg.) (a)	8	172
Class C (non-vtg.)	9	175
		2,897

TOTAL CONSUMER DISCRETIONARY		46,082

CONSUMER STAPLES - 4.9%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	3	144
Class B (non-vtg.)	8	379
Dr. Pepper Snapple Group, Inc.	9	825
Molson Coors Brewing Co. Class B	8	767
		2,115
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	2	224
Rite Aid Corp. (a)	48	192
Sprouts Farmers Market LLC (a)	6	134
Welbilt, Inc. (a)	6	123
Whole Foods Market, Inc.	15	546
		1,219
Food Products - 2.9%
Blue Buffalo Pet Products, Inc. (a)	4	99
Bunge Ltd.	7	553
Campbell Soup Co.	9	518
ConAgra Foods, Inc.	20	776
Flowers Foods, Inc.	8	157
Hormel Foods Corp.	13	456
Ingredion, Inc.	3	371
Kellogg Co.	12	852
Lamb Weston Holdings, Inc.	7	292
McCormick & Co., Inc. (non-vtg.)	5	500
Mead Johnson Nutrition Co. Class A	9	798
Pilgrim's Pride Corp.	5	130
Pinnacle Foods, Inc.	5	291
Post Holdings, Inc. (a)	3	253
The Hain Celestial Group, Inc. (a)	5	185
The Hershey Co.	7	757
The J.M. Smucker Co.	6	760
TreeHouse Foods, Inc. (a)	3	263
Tyson Foods, Inc. Class A	14	900
		8,911
Household Products - 0.6%
Church & Dwight Co., Inc.	12	594
Clorox Co.	6	802
Energizer Holdings, Inc.	3	178
Spectrum Brands Holdings, Inc.	1	144
		1,718
Personal Products - 0.3%
Coty, Inc. Class A	21	375
Edgewell Personal Care Co. (a)	3	214
Herbalife Ltd. (a)	3	190
Nu Skin Enterprises, Inc. Class A	3	166
		945

TOTAL CONSUMER STAPLES		14,908

ENERGY - 5.6%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	20	1,187
Diamond Offshore Drilling, Inc. (a)	5	72
Dril-Quip, Inc. (a)	2	103
Ensco PLC Class A	14	110
Helmerich & Payne, Inc.	5	303
Nabors Industries Ltd.	13	134
National Oilwell Varco, Inc.	18	629
Noble Corp.	16	77
Oceaneering International, Inc.	5	132
Patterson-UTI Energy, Inc.	8	173
Rowan Companies PLC (a)	6	84
RPC, Inc.	5	91
Superior Energy Services, Inc. (a)	7	85
Transocean Ltd. (United States) (a)	16	176
Weatherford International PLC (a)	46	265
		3,621
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (a)	8	170
Cabot Oil & Gas Corp.	22	511
Cheniere Energy, Inc. (a)	9	408
Chesapeake Energy Corp. (a)	28	147
Cimarex Energy Co.	4	467
Concho Resources, Inc. (a)	7	887
CONSOL Energy, Inc. (a)	11	167
Continental Resources, Inc. (a)	4	170
Devon Energy Corp.	24	948
Diamondback Energy, Inc. (a)	4	399
Energen Corp. (a)	5	260
EQT Corp.	8	465
Extraction Oil & Gas, Inc.	2	31
Gulfport Energy Corp. (a)	7	111
Hess Corp.	13	635
HollyFrontier Corp.	8	225
Kosmos Energy Ltd. (a)	13	78
Laredo Petroleum, Inc. (a)	8	103
Marathon Oil Corp.	40	595
Marathon Petroleum Corp.	25	1,274
Murphy Oil Corp.	8	209
Newfield Exploration Co. (a)	9	312
Noble Energy, Inc.	20	647
ONEOK, Inc.	10	526
Parsley Energy, Inc. Class A (a)	10	298
PBF Energy, Inc. Class A	5	112
QEP Resources, Inc. (a)	11	130
Range Resources Corp.	10	265
Rice Energy, Inc. (a)	7	149
SM Energy Co.	5	113
Southwestern Energy Co. (a)	23	173
Targa Resources Corp.	8	441
Tesoro Corp.	6	478
The Williams Companies, Inc.	35	1,072
Whiting Petroleum Corp. (a)	11	91
World Fuel Services Corp.	3	110
WPX Energy, Inc. (a)	18	215
		13,392

TOTAL ENERGY		17,013

FINANCIALS - 13.2%
Banks - 4.1%
Associated Banc-Corp.	7	174
Bank of Hawaii Corp.	2	163
BankUnited, Inc.	5	176
BOK Financial Corp.	1	84
CIT Group, Inc.	9	417
Citizens Financial Group, Inc.	25	918
Comerica, Inc.	8	566
Commerce Bancshares, Inc.	4	220
Cullen/Frost Bankers, Inc.	3	283
East West Bancorp, Inc.	7	380
Fifth Third Bancorp	36	879
First Horizon National Corp.	11	202
First Republic Bank	7	647
Huntington Bancshares, Inc.	50	643
KeyCorp	50	912
M&T Bank Corp.	7	1,088
PacWest Bancorp	6	296
Peoples United Financial, Inc.	15	262
Popular, Inc.	5	210
Regions Financial Corp.	59	811
Signature Bank (a)	3	415
SunTrust Banks, Inc.	23	1,307
SVB Financial Group (a)	3	528
Synovus Financial Corp.	6	251
TCF Financial Corp.	7	116
Western Alliance Bancorp. (a)	4	192
Zions Bancorporation	9	360
		12,500
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	2	331
Ameriprise Financial, Inc.	7	895
Artisan Partners Asset Management, Inc.	4	117
CBOE Holdings, Inc.	4	330
E*TRADE Financial Corp. (a)	13	449
Eaton Vance Corp. (non-vtg.)	5	215
FactSet Research Systems, Inc.	2	327
Federated Investors, Inc. Class B (non-vtg.)	4	107
Interactive Brokers Group, Inc.	3	104
Invesco Ltd.	19	626
Lazard Ltd. Class A	6	258
Legg Mason, Inc.	5	187
LPL Financial	4	168
MarketAxess Holdings, Inc.	2	385
Moody's Corp.	8	947
Morningstar, Inc.	1	73
MSCI, Inc.	4	401
Northern Trust Corp.	10	900
Raymond James Financial, Inc.	6	447
SEI Investments Co.	6	304
T. Rowe Price Group, Inc.	11	780
TD Ameritrade Holding Corp.	12	459
The NASDAQ OMX Group, Inc.	5	344
		9,154
Consumer Finance - 0.8%
Ally Financial, Inc.	20	396
Credit Acceptance Corp. (a)	1	203
Navient Corp.	14	213
OneMain Holdings, Inc. (a)	4	93
Santander Consumer U.S.A. Holdings, Inc. (a)	7	89
SLM Corp. (a)	20	251
Synchrony Financial	39	1,084
		2,329
Diversified Financial Services - 0.3%
Leucadia National Corp.	15	381
Varex Imaging Corp. (a)	3	101
Voya Financial, Inc.	10	374
		856
Insurance - 4.4%
Alleghany Corp. (a)	1	611
Allied World Assurance Co. Holdings AG	4	212
American Financial Group, Inc.	3	292
AmTrust Financial Services, Inc.	5	80
Arch Capital Group Ltd. (a)	5	485
Arthur J. Gallagher & Co.	8	446
Aspen Insurance Holdings Ltd.	3	157
Assurant, Inc.	3	289
Assured Guaranty Ltd.	6	229
Athene Holding Ltd.	2	107
Axis Capital Holdings Ltd.	4	264
Brown & Brown, Inc.	5	215
Cincinnati Financial Corp.	7	505
CNA Financial Corp.	2	91
Erie Indemnity Co. Class A	1	124
Everest Re Group Ltd.	2	503
First American Financial Corp.	5	217
FNF Group	12	491
Hanover Insurance Group, Inc.	2	177
Hartford Financial Services Group, Inc.	18	870
Lincoln National Corp.	11	725
Loews Corp.	13	606
Markel Corp. (a)	1	970
Mercury General Corp.	2	123
Old Republic International Corp.	11	227
Principal Financial Group, Inc.	12	782
ProAssurance Corp.	2	124
Progressive Corp.	27	1,072
Reinsurance Group of America, Inc.	3	375
RenaissanceRe Holdings Ltd.	2	284
Torchmark Corp.	6	460
Unum Group	11	510
Validus Holdings Ltd.	4	221
W.R. Berkley Corp.	4	272
XL Group Ltd.	12	502
		13,618
Mortgage Real Estate Investment Trusts - 0.5%
Agnc Investment Corp.	15	316
Annaly Capital Management, Inc.	47	555
Chimera Investment Corp.	9	183
MFA Financial, Inc.	17	141
Starwood Property Trust, Inc.	12	272
Two Harbors Investment Corp.	16	160
		1,627
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	22	292

TOTAL FINANCIALS		40,376

HEALTH CARE - 9.6%
Biotechnology - 1.3%
ACADIA Pharmaceuticals, Inc. (a)	4	137
Agios Pharmaceuticals, Inc. (a)	2	99
Alkermes PLC (a)	7	408
Alnylam Pharmaceuticals, Inc. (a)	3	161
BioMarin Pharmaceutical, Inc. (a)	8	767
Incyte Corp. (a)	8	994
Intercept Pharmaceuticals, Inc. (a)	1	112
Intrexon Corp.	4	83
Ionis Pharmaceuticals, Inc. (a)	6	289
Juno Therapeutics, Inc. (a)	5	125
Neurocrine Biosciences, Inc. (a)	4	214
Opko Health, Inc. (a)	15	117
Seattle Genetics, Inc. (a)	4	273
United Therapeutics Corp. (a)	2	251
		4,030
Health Care Equipment & Supplies - 3.4%
Abiomed, Inc. (a)	2	261
Alere, Inc. (a)	4	197
Align Technology, Inc. (a)	3	404
C.R. Bard, Inc.	4	1,230
Dentsply Sirona, Inc.	11	696
DexCom, Inc. (a)	4	312
Edwards Lifesciences Corp. (a)	10	1,097
Hill-Rom Holdings, Inc.	3	227
Hologic, Inc. (a)	13	587
IDEXX Laboratories, Inc. (a)	4	671
Intuitive Surgical, Inc. (a)	2	1,672
ResMed, Inc.	7	476
Teleflex, Inc.	2	414
The Cooper Companies, Inc.	2	401
Varian Medical Systems, Inc. (a)	4	363
West Pharmaceutical Services, Inc.	3	276
Zimmer Biomet Holdings, Inc.	9	1,077
		10,361
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)	3	131
AmerisourceBergen Corp.	8	656
Brookdale Senior Living, Inc. (a)	9	117
Centene Corp. (a)	8	595
DaVita HealthCare Partners, Inc. (a)	7	483
Envision Healthcare Corp. (a)	5	280
Henry Schein, Inc. (a)	4	695
Laboratory Corp. of America Holdings (a)	5	701
LifePoint Hospitals, Inc. (a)	2	124
MEDNAX, Inc. (a)	4	241
Patterson Companies, Inc.	4	178
Premier, Inc. (a)	3	101
Quest Diagnostics, Inc.	7	739
Tenet Healthcare Corp. (a)	5	78
Universal Health Services, Inc. Class B	4	483
VCA, Inc. (a)	4	366
Wellcare Health Plans, Inc. (a)	2	307
		6,275
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	9	108
athenahealth, Inc. (a)	2	196
Cerner Corp. (a)	14	907
Veeva Systems, Inc. Class A (a)	5	268
		1,479
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	15	826
Bio-Rad Laboratories, Inc. Class A (a)	1	218
Bio-Techne Corp.	2	214
Bruker Corp.	5	122
Charles River Laboratories International, Inc. (a)	2	179
Illumina, Inc. (a)	7	1,294
Mettler-Toledo International, Inc. (a)	1	513
PerkinElmer, Inc.	5	297
QIAGEN NV	10	301
Quintiles Transnational Holdings, Inc. (a)	7	590
VWR Corp. (a)	4	113
Waters Corp. (a)	3	510
		5,177
Pharmaceuticals - 0.7%
Akorn, Inc. (a)	4	134
Endo International PLC (a)	9	102
Mallinckrodt PLC (a)	5	235
Perrigo Co. PLC	6	444
Zoetis, Inc. Class A	21	1,178
		2,093

TOTAL HEALTH CARE		29,415

INDUSTRIALS - 13.6%
Aerospace & Defense - 1.6%
Arconic, Inc.	20	547
BWX Technologies, Inc.	4	197
HEICO Corp.	1	71
HEICO Corp. Class A	2	123
Hexcel Corp.	4	207
Huntington Ingalls Industries, Inc.	2	402
L3 Technologies, Inc.	3	515
Orbital ATK, Inc.	3	297
Rockwell Collins, Inc.	7	729
Spirit AeroSystems Holdings, Inc. Class A	6	343
Textron, Inc.	13	607
TransDigm Group, Inc.	3	740
		4,778
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	7	509
Expeditors International of Washington, Inc.	9	505
		1,014
Airlines - 1.1%
Alaska Air Group, Inc.	6	511
American Airlines Group, Inc.	25	1,066
Copa Holdings SA Class A	2	233
JetBlue Airways Corp. (a)	15	327
Spirit Airlines, Inc. (a)	3	172
United Continental Holdings, Inc. (a)	15	1,053
		3,362
Building Products - 1.4%
A.O. Smith Corp.	7	377
Allegion PLC	5	393
Armstrong World Industries, Inc. (a)	2	94
Fortune Brands Home & Security, Inc.	7	446
Johnson Controls International PLC	43	1,788
Lennox International, Inc.	2	331
Masco Corp.	15	555
Owens Corning	5	304
USG Corp. (a)	4	121
		4,409
Commercial Services & Supplies - 0.9%
Cintas Corp.	4	490
Clean Harbors, Inc. (a)	2	116
Copart, Inc. (a)	10	309
Covanta Holding Corp.	7	102
KAR Auction Services, Inc.	6	262
Pitney Bowes, Inc.	9	120
R.R. Donnelley & Sons Co.	5	63
Republic Services, Inc.	11	693
Rollins, Inc.	5	194
Stericycle, Inc. (a)	4	341
		2,690
Construction & Engineering - 0.5%
AECOM (a)	7	239
Chicago Bridge & Iron Co. NV	5	150
Fluor Corp.	7	359
Jacobs Engineering Group, Inc.	6	330
KBR, Inc.	7	98
Quanta Services, Inc. (a)	7	248
Valmont Industries, Inc.	1	152
		1,576
Electrical Equipment - 0.8%
Acuity Brands, Inc.	2	352
AMETEK, Inc.	11	629
Hubbell, Inc. Class B	3	339
Regal Beloit Corp.	2	158
Rockwell Automation, Inc.	6	944
		2,422
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	3	304
ITT, Inc.	4	169
Roper Technologies, Inc.	5	1,094
		1,567
Machinery - 4.0%
AGCO Corp.	3	192
Allison Transmission Holdings, Inc.	7	271
Colfax Corp. (a)	5	202
Crane Co.	2	160
Cummins, Inc.	8	1,208
Donaldson Co., Inc.	6	278
Dover Corp.	7	552
Flowserve Corp.	6	305
Graco, Inc.	3	324
IDEX Corp.	4	419
Ingersoll-Rand PLC	12	1,065
Lincoln Electric Holdings, Inc.	3	267
Middleby Corp. (a)	3	408
Nordson Corp.	3	376
Oshkosh Corp.	3	208
PACCAR, Inc.	16	1,068
Parker Hannifin Corp.	6	965
Pentair PLC	8	516
Snap-On, Inc.	3	503
Stanley Black & Decker, Inc.	7	953
Terex Corp.	5	175
Timken Co.	3	145
Toro Co.	5	325
Trinity Industries, Inc.	7	188
WABCO Holdings, Inc. (a)	3	357
Wabtec Corp.	4	336
Xylem, Inc.	8	411
		12,177
Marine - 0.0%
Kirby Corp. (a)	2	141
Professional Services - 0.9%
Dun & Bradstreet Corp.	2	219
Equifax, Inc.	5	677
Manpower, Inc.	3	303
Nielsen Holdings PLC	17	699
Robert Half International, Inc.	6	276
TransUnion Holding Co., Inc. (a)	3	120
Verisk Analytics, Inc. (a)	7	580
		2,874
Road & Rail - 0.6%
Avis Budget Group, Inc. (a)	4	122
Genesee & Wyoming, Inc. Class A (a)	3	203
J.B. Hunt Transport Services, Inc.	4	359
Kansas City Southern	5	450
Landstar System, Inc.	2	171
Old Dominion Freight Lines, Inc.	3	266
Ryder System, Inc.	2	136
		1,707
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	4	153
Fastenal Co.	13	581
HD Supply Holdings, Inc. (a)	9	363
Herc Holdings, Inc. (a)	2	91
MSC Industrial Direct Co., Inc. Class A	2	179
United Rentals, Inc. (a)	4	439
W.W. Grainger, Inc.	3	578
Watsco, Inc.	1	139
WESCO International, Inc. (a)	2	122
		2,645
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	3	244

TOTAL INDUSTRIALS		41,606

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	2	279
Arris International PLC (a)	9	234
Brocade Communications Systems, Inc.	19	239
CommScope Holding Co., Inc. (a)	6	252
EchoStar Holding Corp. Class A (a)	2	115
F5 Networks, Inc. (a)	3	387
Harris Corp.	6	671
Juniper Networks, Inc.	17	511
Motorola Solutions, Inc.	8	688
Palo Alto Networks, Inc. (a)	4	434
		3,810
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	14	1,012
Arrow Electronics, Inc. (a)	4	282
Avnet, Inc.	6	232
CDW Corp.	8	473
Cognex Corp.	4	341
Dolby Laboratories, Inc. Class A	2	105
FLIR Systems, Inc.	6	220
IPG Photonics Corp. (a)	2	253
Jabil Circuit, Inc.	9	261
Keysight Technologies, Inc. (a)	8	299
National Instruments Corp.	5	175
Trimble, Inc. (a)	12	425
VeriFone Systems, Inc. (a)	5	93
Zebra Technologies Corp. Class A (a)	2	189
		4,360
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	8	488
CoStar Group, Inc. (a)	2	482
GoDaddy, Inc. (a)	3	117
IAC/InterActiveCorp (a)	3	249
Pandora Media, Inc. (a)	10	109
Twilio, Inc. Class A	1	33
Twitter, Inc. (a)	30	494
VeriSign, Inc. (a)	4	356
Yelp, Inc. (a)	3	106
Zillow Group, Inc.:
Class A (a)	3	115
Class C (a)	4	156
		2,705
IT Services - 3.6%
Alliance Data Systems Corp.	3	749
Amdocs Ltd.	7	429
Booz Allen Hamilton Holding Corp. Class A	5	180
Broadridge Financial Solutions, Inc.	6	420
Conduent, Inc. (a)	9	147
CoreLogic, Inc. (a)	4	171
CSRA, Inc.	8	233
DST Systems, Inc.	1	123
Euronet Worldwide, Inc. (a)	2	165
Fidelity National Information Services, Inc.	15	1,263
First Data Corp. Class A (a)	15	234
Fiserv, Inc. (a)	12	1,430
FleetCor Technologies, Inc. (a)	4	565
Gartner, Inc. (a)	4	456
Genpact Ltd.	7	171
Global Payments, Inc.	7	572
Jack Henry & Associates, Inc.	4	388
Leidos Holdings, Inc.	6	316
Paychex, Inc.	15	889
Sabre Corp.	10	234
Square, Inc. (a)	3	55
Teradata Corp. (a)	6	175
The Western Union Co.	23	457
Total System Services, Inc.	8	458
Vantiv, Inc. (a)	7	434
WEX, Inc. (a)	2	203
		10,917
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	18	1,372
Cree, Inc. (a)	5	109
Cypress Semiconductor Corp.	14	196
First Solar, Inc. (a)	4	118
KLA-Tencor Corp.	7	688
Lam Research Corp.	8	1,159
Marvell Technology Group Ltd.	19	285
Maxim Integrated Products, Inc.	13	574
Microchip Technology, Inc.	10	756
Micron Technology, Inc. (a)	48	1,328
NVIDIA Corp.	24	2,487
ON Semiconductor Corp. (a)	19	269
Qorvo, Inc. (a)	6	408
Skyworks Solutions, Inc.	9	898
Teradyne, Inc.	10	353
Xilinx, Inc.	12	757
		11,757
Software - 3.4%
ANSYS, Inc. (a)	4	441
Autodesk, Inc. (a)	10	901
CA Technologies, Inc.	14	460
Cadence Design Systems, Inc. (a)	14	456
CDK Global, Inc.	7	455
Citrix Systems, Inc. (a)	7	567
Electronic Arts, Inc. (a)	14	1,327
FireEye, Inc. (a)	9	113
Fortinet, Inc. (a)	7	273
Guidewire Software, Inc. (a)	3	184
Manhattan Associates, Inc. (a)	3	140
Nuance Communications, Inc. (a)	10	179
Parametric Technology Corp. (a)	5	270
Red Hat, Inc. (a)	8	705
ServiceNow, Inc. (a)	7	661
Splunk, Inc. (a)	6	386
SS&C Technologies Holdings, Inc.	8	294
Symantec Corp.	29	917
Synopsys, Inc. (a)	7	516
Tableau Software, Inc. (a)	3	161
Tyler Technologies, Inc. (a)	1	164
Ultimate Software Group, Inc. (a)	2	405
Workday, Inc. Class A (a)	5	437
Zynga, Inc. (a)	37	107
		10,519
Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp. (a)	6	248
NetApp, Inc.	14	558
Western Digital Corp.	13	1,158
Xerox Corp.	47	338
		2,302

TOTAL INFORMATION TECHNOLOGY		46,370

MATERIALS - 5.7%
Chemicals - 2.1%
Albemarle Corp. U.S.	5	545
Ashland Global Holdings, Inc.	3	371
Axalta Coating Systems (a)	8	251
Cabot Corp.	3	181
Celanese Corp. Class A	7	609
CF Industries Holdings, Inc.	11	294
Eastman Chemical Co.	7	558
FMC Corp.	6	439
Huntsman Corp.	9	223
International Flavors & Fragrances, Inc.	4	554
NewMarket Corp.	1	471
Platform Specialty Products Corp. (a)	9	128
RPM International, Inc.	6	315
The Mosaic Co.	16	431
The Scotts Miracle-Gro Co. Class A	2	193
Valspar Corp.	4	450
W.R. Grace & Co.	3	209
Westlake Chemical Corp.	2	125
		6,347
Construction Materials - 0.5%
Eagle Materials, Inc.	2	192
Martin Marietta Materials, Inc.	3	661
Vulcan Materials Co.	6	725
		1,578
Containers & Packaging - 1.7%
Aptargroup, Inc.	3	241
Avery Dennison Corp.	4	333
Ball Corp.	8	615
Bemis Co., Inc.	4	180
Berry Global Group, Inc. (a)	6	300
Crown Holdings, Inc. (a)	6	337
Graphic Packaging Holding Co.	15	204
International Paper Co.	19	1,025
Owens-Illinois, Inc. (a)	8	175
Packaging Corp. of America	4	395
Sealed Air Corp.	9	396
Silgan Holdings, Inc.	2	121
Sonoco Products Co.	5	262
WestRock Co.	12	643
		5,227
Metals & Mining - 1.4%
Alcoa Corp.	7	236
Compass Minerals International, Inc.	2	132
Freeport-McMoRan, Inc. (a)	62	791
Newmont Mining Corp.	25	845
Nucor Corp.	15	920
Reliance Steel & Aluminum Co.	3	236
Royal Gold, Inc.	3	212
Southern Copper Corp.	4	141
Steel Dynamics, Inc.	11	398
Tahoe Resources, Inc.	14	113
United States Steel Corp.	7	156
		4,180
Paper & Forest Products - 0.0%
Domtar Corp.	3	119

TOTAL MATERIALS		17,451

REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 9.6%
Alexandria Real Estate Equities, Inc.	4	450
American Campus Communities, Inc.	6	284
American Homes 4 Rent Class A	8	184
Apartment Investment & Management Co. Class A	7	306
Apple Hospitality (REIT), Inc.	8	150
AvalonBay Communities, Inc.	7	1,329
Boston Properties, Inc.	7	886
Brandywine Realty Trust (SBI)	8	136
Brixmor Property Group, Inc.	9	178
Camden Property Trust (SBI)	4	329
Care Capital Properties, Inc.	4	107
Colony NorthStar, Inc.	25	327
Columbia Property Trust, Inc.	6	135
Communications Sales & Leasing, Inc.	6	165
Corporate Office Properties Trust (SBI)	4	131
Corrections Corp. of America	6	207
CubeSmart	8	203
CyrusOne, Inc.	3	164
DCT Industrial Trust, Inc.	4	202
DDR Corp.	14	151
Digital Realty Trust, Inc.	8	919
Douglas Emmett, Inc.	7	264
Duke Realty Corp.	16	444
Empire State Realty Trust, Inc.	6	125
EPR Properties	3	218
Equinix, Inc.	4	1,671
Equity Commonwealth (a)	6	192
Equity Lifestyle Properties, Inc.	4	324
Essex Property Trust, Inc.	3	733
Extra Space Storage, Inc.	6	453
Federal Realty Investment Trust (SBI)	3	393
Forest City Realty Trust, Inc. Class A	11	249
Gaming & Leisure Properties	9	313
General Growth Properties, Inc.	27	583
HCP, Inc.	22	690
Healthcare Trust of America, Inc.	6	191
Highwoods Properties, Inc. (SBI)	4	204
Hospitality Properties Trust (SBI)	8	255
Host Hotels & Resorts, Inc.	34	610
Iron Mountain, Inc.	12	417
Kilroy Realty Corp.	4	282
Kimco Realty Corp.	19	386
Lamar Advertising Co. Class A	4	288
Liberty Property Trust (SBI)	7	284
Life Storage, Inc.	2	157
Mid-America Apartment Communities, Inc.	5	496
National Retail Properties, Inc.	7	296
Omega Healthcare Investors, Inc.	9	297
Outfront Media, Inc.	6	157
Paramount Group, Inc.	8	131
Piedmont Office Realty Trust, Inc. Class A	7	153
Prologis, Inc.	24	1,306
Quality Care Properties, Inc. (a)	5	87
Rayonier, Inc.	6	169
Realty Income Corp.	12	700
Regency Centers Corp.	7	442
Retail Properties America, Inc.	11	147
SBA Communications Corp. Class A (a)	6	759
Senior Housing Properties Trust (SBI)	11	237
SL Green Realty Corp.	5	525
Spirit Realty Capital, Inc.	22	207
Store Capital Corp.	7	168
Sun Communities, Inc.	3	251
Tanger Factory Outlet Centers, Inc.	4	125
Taubman Centers, Inc.	3	188
The Macerich Co.	7	437
UDR, Inc.	12	448
Ventas, Inc.	16	1,024
VEREIT, Inc.	45	377
Vornado Realty Trust	8	770
Weingarten Realty Investors (SBI)	5	164
Welltower, Inc.	17	1,214
Weyerhaeuser Co.	35	1,185
WP Carey, Inc.	5	313
		29,442
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	14	501
Howard Hughes Corp. (a)	2	246
Invitation Homes, Inc.	7	151
Jones Lang LaSalle, Inc.	2	230
Realogy Holdings Corp.	7	214
		1,342

TOTAL REAL ESTATE		30,784

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	25	642
Frontier Communications Corp.	55	103
Level 3 Communications, Inc. (a)	14	851
Zayo Group Holdings, Inc. (a)	8	281
		1,877
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	35	316
Telephone & Data Systems, Inc.	5	137
		453

TOTAL TELECOMMUNICATION SERVICES		2,330

UTILITIES - 6.1%
Electric Utilities - 2.5%
Alliant Energy Corp.	11	433
Edison International	15	1,200
Entergy Corp.	8	610
Eversource Energy	15	891
FirstEnergy Corp.	20	599
Great Plains Energy, Inc.	10	296
Hawaiian Electric Industries, Inc.	5	168
OGE Energy Corp.	9	313
Pinnacle West Capital Corp.	5	425
PPL Corp.	32	1,220
Westar Energy, Inc.	7	364
Xcel Energy, Inc.	24	1,081
		7,600
Gas Utilities - 0.3%
Atmos Energy Corp.	5	405
National Fuel Gas Co.	3	166
UGI Corp.	8	401
		972
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	17	173
NRG Energy, Inc.	15	254
The AES Corp.	31	351
		778
Multi-Utilities - 2.8%
Ameren Corp.	11	602
Avangrid, Inc.	3	131
CenterPoint Energy, Inc.	20	571
CMS Energy Corp.	13	590
Consolidated Edison, Inc.	14	1,110
DTE Energy Co.	9	941
MDU Resources Group, Inc.	9	242
NiSource, Inc.	15	364
Public Service Enterprise Group, Inc.	24	1,057
SCANA Corp.	6	398
Sempra Energy	12	1,356
Vectren Corp.	4	238
WEC Energy Group, Inc.	15	908
		8,508
Water Utilities - 0.3%
American Water Works Co., Inc.	8	638
Aqua America, Inc.	8	265
		903

TOTAL UTILITIES		18,761

TOTAL COMMON STOCKS
(Cost $300,024)		305,096

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 0.85% (b)
(Cost $243)	243	243
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $300,267)		305,339
NET OTHER ASSETS (LIABILITIES) - 0.1%		246
NET ASSETS - 100%		$305,585

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26
Total	$26

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $300,024)	$305,096
Fidelity Central Funds (cost $243)	243
Total Investments (cost $300,267)		$305,339
Cash		122
Dividends receivable		124
Total assets		305,585
Net Assets		$305,585
Net Assets consist of:
Paid in capital		$300,000
Undistributed net investment income		544
Accumulated undistributed net realized gain (loss) on investments		(31)
Net unrealized appreciation (depreciation) on investments		5,072
Net Assets, for 30,000 shares outstanding		$305,585
Net Asset Value, offering price and redemption price per share ($305,585 ÷ 30,000 shares)		$10.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 9, 2017 (commencement of operations) to April 30, 2017
Investment Income
Dividends		$519
Income from Fidelity Central Funds		26
Total income		545
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		544
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31)
Total net realized gain (loss)		(31)
Change in net unrealized appreciation (depreciation) on investment securities		5,072
Net gain (loss)		5,041
Net increase (decrease) in net assets resulting from operations		$5,585

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 9, 2017 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$544
Net realized gain (loss)	(31)
Change in net unrealized appreciation (depreciation)	5,072
Net increase (decrease) in net assets resulting from operations	5,585
Share transactions
Proceeds from sales of shares	300,000
Net increase (decrease) in net assets resulting from share transactions	300,000
Total increase (decrease) in net assets	305,585
Net Assets
Beginning of period	–
End of period	$305,585
Other Information
Undistributed net investment income end of period	$544
Shares
Sold	30,000
Net increase (decrease)	30,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex Mid Cap Index Fund

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.17
Total from investment operations	.19
Net asset value, end of period	$10.19
Total ReturnC	1.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G
Expenses net of fee waivers, if any	- %F,G
Expenses net of all reductions	- %F,G
Net investment income (loss)	1.24%F
Supplemental Data
Net assets, end of period (000 omitted)	$306
Portfolio turnover rateH	1%I

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017

1. Organization.

Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$11,119
Gross unrealized depreciation	(6,079)
Net unrealized appreciation (depreciation) on securities	$5,040
Tax Cost	$300,299

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$545
Net unrealized appreciation (depreciation) on securities and other investments	$5,040

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,140 and $3,953, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to less than $1. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex Mid Cap Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Mid Cap Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2017, and the related statements of operations, changes in net assets and the financial highlights for the period from March 9, 2017 (commencement of operations) to April 30, 2017. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodians and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Flex Mid Cap Index Fund as of April 30, 2017, and the results of its operations, changes in its net assets, and the financial highlights for the period from March 9, 2017 (commencement of operations) to April 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 248 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 9, 2017 to April 30, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2017	Expenses Paid During Period
Actual	--%B	$1,000.00	$1,019.00	$--C
Hypothetical-D		$1,000.00	$1,024.79	$--E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 53/365 (to reflect the period March 9, 2017 to April 30, 2017).

 D 5% return per year before expenses

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Distributions (Unaudited)

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Mid Cap Index Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's strength in managing equity index funds, which the Board is familiar with through its supervision of other equity index funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's fee structure was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZMP-ANN-0617
1.9881627.100

Fidelity® Mid Cap Index Fund Institutional Class and Institutional Premium Class Fidelity® Small Cap Index Fund Institutional Class and Institutional Premium Class Annual Report April 30, 2017

Contents

Fidelity® Mid Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Small Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2017	Past 1 year	Past 5 years	Life of fundA
Institutional Class	16.68%	13.28%	14.93%
Institutional Premium Class	16.70%	13.31%	14.95%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Index Fund - Institutional Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$21,939	Fidelity® Mid Cap Index Fund - Institutional Class
$21,999	Russell Midcap® Index

Fidelity® Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 17.92% for the year ending April 30, 2017, rising sharply following the November election and continuing to gain ground through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act (ACA), and were relatively flat through April 30. In a stark reversal from 2016, growth-oriented stocks topped their value counterparts through the first third of 2017. Sector-wise, information technology (+35%) fared best, anchored by twin rallies in the June 2016 and March 2017 quarters as growth regained favor. Financials (+27%) also handily outperformed, riding an uptick in bond yields and a surge in banks, particularly post-election. Industrials (+19%) and materials (+16%) did well amid a call for increased infrastructure spending and a rise in commodity prices, respectively. Conversely, consumer staples (+9%), real estate (+5%) and telecommunication services (0%) were held back amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of one or two additional interest rate hikes later in 2017. Energy (+2%) also struggled this period.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes delivered returns roughly in line with the 16.70% gain of the Russell Midcap® Index. In a very strong market environment, every sector within the benchmark gained ground, although energy stocks were barely positive amid sluggish oil prices. Technology (+37%) led the way. Shares of Nvidia, a maker of graphics processing chips, nearly tripled in value, as the company benefited from its strong competitive position. Other semiconductor-related companies adding value included Micron Technology (+109%) and Lam Research (+92%), while Western Digital (+125%), a maker of data-storage solutions, and data-security company Symantec (+93%) also contributed. Elsewhere, energy refining company Marathon Petroleum (+48%) and American Airlines Group (+59%) also performed well. In contrast, many retailers saw weaker sales and earnings, causing L Brands (-30%) – best known for its Victoria’s Secret and Bath & Body Works stores – and farm-supply superstore chain Tractor Supply (-34%) to struggle this period. Also hampering results was drugstore chain Rite Aid (-50%), whose anticipated acquisition by rival Walgreen’s encountered a regulatory-related holdup

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
NVIDIA Corp.	0.8	0.6
Johnson Controls International PLC	0.6	0.6
Intuitive Surgical, Inc.	0.5	0.4
Equinix, Inc.	0.5	0.4
Marriott International, Inc. Class A	0.5	0.4
Micron Technology, Inc.	0.4	0.3
SunTrust Banks, Inc.	0.4	0.4
Prologis, Inc.	0.4	0.5
Sempra Energy	0.4	0.4
Analog Devices, Inc.	0.4	0.3
	4.9

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.2	15.2
Consumer Discretionary	15.1	15.4
Industrials	13.6	12.9
Financials	13.1	12.2
Real Estate	10.0	10.2
Health Care	9.6	9.3
Utilities	6.2	6.4
Materials	5.7	5.6
Energy	5.5	6.0
Consumer Staples	4.8	5.4

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.7%

As of October 31, 2016 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.1%

Fidelity® Mid Cap Index Fund

Investments April 30, 2017

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 1.0%
Adient PLC	51,480	$3,786,869
BorgWarner, Inc. (a)	121,561	5,139,599
Delphi Automotive PLC	152,897	12,292,919
Gentex Corp.	167,642	3,461,807
Hertz Global Holdings, Inc. (a)(b)	40,857	673,732
Lear Corp.	38,882	5,546,906
The Goodyear Tire & Rubber Co.	140,743	5,099,119
Visteon Corp. (b)	18,711	1,926,297
		37,927,248
Automobiles - 0.2%
Harley-Davidson, Inc. (a)	101,099	5,743,434
Thor Industries, Inc.	26,999	2,596,764
		8,340,198
Distributors - 0.4%
Genuine Parts Co.	83,890	7,719,558
LKQ Corp. (b)	170,593	5,329,325
Pool Corp.	22,165	2,651,377
		15,700,260
Diversified Consumer Services - 0.3%
Graham Holdings Co.	2,406	1,447,690
H&R Block, Inc.	116,378	2,885,011
Service Corp. International	104,989	3,382,746
ServiceMaster Global Holdings, Inc. (b)	76,476	2,913,736
		10,629,183
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	134,721	4,920,011
Brinker International, Inc. (a)	27,657	1,222,163
Chipotle Mexican Grill, Inc. (a)(b)	15,912	7,549,767
Choice Hotels International, Inc.	18,315	1,148,351
Darden Restaurants, Inc.	65,977	5,620,581
Domino's Pizza, Inc.	27,804	5,043,368
Dunkin' Brands Group, Inc.	51,810	2,894,107
Extended Stay America, Inc. unit	42,178	735,584
Hilton Grand Vacations, Inc. (b)	29,793	997,172
Hilton, Inc.	98,415	5,803,533
Hyatt Hotels Corp. Class A (a)(b)	18,443	1,023,587
International Game Technology PLC	53,951	1,197,712
Marriott International, Inc. Class A	181,413	17,129,015
MGM Mirage, Inc.	267,487	8,214,526
Norwegian Cruise Line Holdings Ltd. (b)	88,573	4,776,742
Panera Bread Co. Class A (b)	12,419	3,883,173
Park Hotels & Resorts, Inc.	64,884	1,665,572
Royal Caribbean Cruises Ltd.	94,843	10,110,264
Six Flags Entertainment Corp.	40,496	2,535,455
U.S. Foods Holding Corp.	25,813	727,927
Vail Resorts, Inc.	21,634	4,276,176
Wendy's Co.	110,461	1,628,195
Wyndham Worldwide Corp.	57,522	5,482,422
Wynn Resorts Ltd. (a)	45,029	5,539,017
		104,124,420
Household Durables - 1.7%
CalAtlantic Group, Inc. (a)	40,419	1,463,976
D.R. Horton, Inc.	191,728	6,305,934
Garmin Ltd. (a)	62,537	3,179,381
Leggett & Platt, Inc.	74,641	3,921,638
Lennar Corp.:
Class A	100,350	5,067,675
Class B	6,315	269,082
Mohawk Industries, Inc. (b)	34,909	8,196,284
Newell Brands, Inc.	265,305	12,665,661
NVR, Inc. (b)	1,953	4,123,271
PulteGroup, Inc.	176,759	4,007,127
Tempur Sealy International, Inc. (a)(b)	26,241	1,232,015
Toll Brothers, Inc.	87,135	3,135,989
Tupperware Brands Corp.	28,031	2,012,906
Whirlpool Corp.	41,900	7,779,992
		63,360,931
Internet & Direct Marketing Retail - 0.6%
Expedia, Inc.	67,449	9,019,280
Groupon, Inc. (a)(b)	206,822	810,742
Liberty Expedia Holdings, Inc.	28,812	1,391,908
Liberty Interactive Corp.:
(Venture Group) Series A (b)	45,140	2,430,789
QVC Group Series A (b)	233,264	4,940,532
TripAdvisor, Inc. (b)	64,025	2,881,765
		21,475,016
Leisure Products - 0.5%
Brunswick Corp.	50,855	2,886,021
Hasbro, Inc.	63,334	6,277,033
Mattel, Inc.	190,048	4,260,876
Polaris Industries, Inc.(a)	33,942	2,893,895
Vista Outdoor, Inc. (b)	32,181	629,460
		16,947,285
Media - 2.1%
AMC Networks, Inc. Class A (b)	29,936	1,786,580
Cable One, Inc.	2,629	1,792,610
Cinemark Holdings, Inc.	59,651	2,576,923
Clear Channel Outdoor Holding, Inc. Class A (b)	18,489	95,218
Discovery Communications, Inc.:
Class A (a)(b)	85,290	2,454,646
Class C (non-vtg.) (b)	124,629	3,487,119
Interpublic Group of Companies, Inc.	223,825	5,275,555
John Wiley & Sons, Inc. Class A	24,862	1,310,227
Liberty Broadband Corp.:
Class A (b)	15,126	1,360,281
Class C (b)	57,181	5,212,620
Liberty Media Corp.:
Liberty SiriusXM Class A (b)	50,489	1,923,631
Liberty SiriusXM Class C (b)	102,431	3,891,354
Lions Gate Entertainment Corp.:
Class A (a)	24,815	649,409
Class B (b)	57,623	1,374,309
Live Nation Entertainment, Inc. (b)	74,253	2,387,976
News Corp.:
Class A	209,569	2,665,718
Class B	69,697	906,061
Omnicom Group, Inc.	132,752	10,901,594
Regal Entertainment Group Class A (a)	45,987	1,014,933
Scripps Networks Interactive, Inc. Class A	46,366	3,464,468
Sirius XM Holdings, Inc. (a)	994,155	4,921,067
Tegna, Inc.	121,961	3,107,566
The Madison Square Garden Co. (b)	11,024	2,224,312
Tribune Media Co. Class A	39,856	1,457,135
Viacom, Inc.:
Class A	5,374	239,680
Class B (non-vtg.)	193,504	8,235,530
		74,716,522
Multiline Retail - 1.0%
Dillard's, Inc. Class A (a)	9,494	525,683
Dollar General Corp.	159,548	11,600,735
Dollar Tree, Inc. (b)	127,210	10,529,172
JC Penney Corp., Inc. (a)(b)	173,505	933,457
Kohl's Corp. (a)	95,775	3,738,098
Macy's, Inc.	171,757	5,018,740
Nordstrom, Inc. (a)	68,763	3,319,190
		35,665,075
Specialty Retail - 3.5%
Advance Auto Parts, Inc.	39,406	5,601,169
AutoNation, Inc. (a)(b)	36,354	1,526,868
AutoZone, Inc. (b)	16,529	11,441,209
Bed Bath & Beyond, Inc.	83,158	3,222,373
Best Buy Co., Inc.	156,926	8,130,336
Burlington Stores, Inc. (b)	39,157	3,873,410
Cabela's, Inc. Class A (b)	27,276	1,489,270
CarMax, Inc. (a)(b)	107,730	6,302,205
CST Brands, Inc.	42,072	2,031,657
Dick's Sporting Goods, Inc.	49,122	2,483,117
Foot Locker, Inc.	75,198	5,815,813
GameStop Corp. Class A (a)	56,773	1,288,179
Gap, Inc.	124,665	3,266,223
L Brands, Inc.	137,194	7,245,215
Michaels Companies, Inc. (b)	47,753	1,115,510
Murphy U.S.A., Inc. (b)	18,926	1,316,682
O'Reilly Automotive, Inc. (a)(b)	53,568	13,292,899
Penske Automotive Group, Inc.	21,815	1,040,794
Ross Stores, Inc.	220,673	14,343,745
Sally Beauty Holdings, Inc. (b)	79,316	1,508,590
Signet Jewelers Ltd.	39,108	2,574,871
Staples, Inc.	359,200	3,509,384
Tiffany & Co., Inc.	62,323	5,711,903
Tractor Supply Co.	74,332	4,601,894
Ulta Beauty, Inc. (b)	32,758	9,219,412
Urban Outfitters, Inc. (a)(b)	49,942	1,142,673
Williams-Sonoma, Inc.	49,403	2,670,232
		125,765,633
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	28,200	2,595,528
Coach, Inc.	155,983	6,144,170
Hanesbrands, Inc. (a)	210,248	4,585,509
Kate Spade & Co. (b)	72,894	1,268,356
lululemon athletica, Inc. (a)(b)	54,401	2,828,852
Michael Kors Holdings Ltd. (b)	90,758	3,387,996
PVH Corp.	45,014	4,547,764
Ralph Lauren Corp.	32,117	2,592,484
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	73,155	1,847,164
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	104,824	2,252,668
Class C (non-vtg.) (a)	100,243	1,945,717
		33,996,208

TOTAL CONSUMER DISCRETIONARY		548,647,979

CONSUMER STAPLES - 4.8%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	30,693	1,475,106
Class B (non-vtg.)	103,312	4,888,724
Dr. Pepper Snapple Group, Inc.	104,387	9,567,069
Molson Coors Brewing Co. Class B	97,348	9,334,700
		25,265,599
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	21,859	2,449,738
Rite Aid Corp. (b)	583,185	2,332,740
Sprouts Farmers Market LLC (a)(b)	75,407	1,682,330
Welbilt, Inc. (b)	68,689	1,408,125
Whole Foods Market, Inc. (a)	180,087	6,549,764
		14,422,697
Food Products - 2.8%
Blue Buffalo Pet Products, Inc. (a)(b)	33,935	836,498
Bunge Ltd.	78,241	6,183,386
Campbell Soup Co.	105,206	6,053,553
ConAgra Foods, Inc.	245,237	9,510,291
Flowers Foods, Inc.	94,568	1,854,478
Hormel Foods Corp. (a)	152,946	5,365,346
Ingredion, Inc.	39,988	4,951,314
Kellogg Co.	140,010	9,940,710
Lamb Weston Holdings, Inc.	81,668	3,409,639
McCormick & Co., Inc. (non-vtg.)	65,160	6,509,484
Mead Johnson Nutrition Co. Class A	104,591	9,279,314
Pilgrim's Pride Corp. (a)	33,524	870,283
Pinnacle Foods, Inc.	64,525	3,752,129
Post Holdings, Inc. (b)	36,259	3,052,645
The Hain Celestial Group, Inc. (b)	57,782	2,137,356
The Hershey Co.	78,647	8,509,605
The J.M. Smucker Co.	65,340	8,279,885
TreeHouse Foods, Inc. (a)(b)	30,695	2,688,882
Tyson Foods, Inc. Class A	163,147	10,483,826
		103,668,624
Household Products - 0.6%
Church & Dwight Co., Inc.	144,539	7,159,017
Clorox Co.	72,852	9,739,584
Energizer Holdings, Inc.	34,976	2,071,628
Spectrum Brands Holdings, Inc. (a)	13,784	1,981,174
		20,951,403
Personal Products - 0.3%
Coty, Inc. Class A (a)	254,241	4,538,202
Edgewell Personal Care Co. (b)	33,125	2,368,106
Herbalife Ltd. (a)(b)	41,562	2,629,212
Nu Skin Enterprises, Inc. Class A	28,502	1,574,165
		11,109,685

TOTAL CONSUMER STAPLES		175,418,008

ENERGY - 5.5%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	245,620	14,582,459
Diamond Offshore Drilling, Inc. (a)(b)	38,893	560,837
Dril-Quip, Inc. (a)(b)	21,267	1,096,314
Ensco PLC Class A	162,964	1,285,786
Frank's International NV (a)	18,735	170,489
Helmerich & Payne, Inc. (a)	54,087	3,279,836
Nabors Industries Ltd.	156,433	1,617,517
National Oilwell Varco, Inc. (a)	214,576	7,503,723
Noble Corp. (a)	137,428	659,654
Oceaneering International, Inc.	54,951	1,450,157
Patterson-UTI Energy, Inc.	91,974	1,990,777
Rowan Companies PLC (a)(b)	71,225	1,002,136
RPC, Inc. (a)	29,455	535,197
Superior Energy Services, Inc. (a)(b)	83,904	1,013,560
Transocean Ltd. (United States) (a)(b)	194,396	2,144,188
Weatherford International PLC (a)(b)	547,516	3,159,167
		42,051,797
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (a)(b)	101,371	2,148,051
Cabot Oil & Gas Corp.	259,791	6,037,543
Cheniere Energy, Inc. (b)	111,109	5,038,793
Chesapeake Energy Corp. (a)(b)	332,108	1,746,888
Cimarex Energy Co.	52,068	6,075,294
Concho Resources, Inc. (b)	79,771	10,103,795
CONSOL Energy, Inc. (a)(b)	127,552	1,936,239
Continental Resources, Inc. (a)(b)	48,752	2,067,572
Devon Energy Corp.	295,542	11,670,954
Diamondback Energy, Inc. (b)	50,128	5,004,780
Energen Corp. (b)	55,142	2,866,833
EQT Corp.	97,555	5,671,848
Extraction Oil & Gas, Inc. (a)	23,002	359,981
Gulfport Energy Corp. (b)	86,528	1,374,065
Hess Corp.	159,437	7,785,309
HollyFrontier Corp. (a)	91,451	2,573,431
Kosmos Energy Ltd. (a)(b)	90,971	546,736
Laredo Petroleum, Inc. (b)	80,589	1,036,375
Marathon Oil Corp.	479,401	7,128,693
Marathon Petroleum Corp.	295,243	15,039,678
Murphy Oil Corp.	92,019	2,409,057
Newfield Exploration Co. (b)	110,641	3,830,391
Noble Energy, Inc.	248,445	8,032,227
ONEOK, Inc.	116,502	6,129,170
Parsley Energy, Inc. Class A (b)	124,032	3,694,913
PBF Energy, Inc. Class A (a)	60,378	1,347,637
QEP Resources, Inc. (b)	136,566	1,612,844
Range Resources Corp.	113,774	3,013,873
Rice Energy, Inc. (b)	86,630	1,844,353
SM Energy Co.	53,716	1,213,444
Southwestern Energy Co. (b)	275,665	2,070,244
Targa Resources Corp.	100,221	5,525,184
Tesoro Corp.	67,518	5,381,860
The Williams Companies, Inc.	419,947	12,862,977
Whiting Petroleum Corp. (b)	112,540	934,082
World Fuel Services Corp.	38,443	1,415,856
WPX Energy, Inc. (b)	216,575	2,583,740
		160,114,710

TOTAL ENERGY		202,166,507

FINANCIALS - 13.1%
Banks - 4.1%
Associated Banc-Corp.	83,886	2,088,761
Bank of Hawaii Corp.	23,870	1,944,928
BankUnited, Inc.	55,975	1,975,358
BOK Financial Corp. (a)	14,629	1,233,078
CIT Group, Inc.	110,808	5,131,518
Citizens Financial Group, Inc.	298,572	10,960,578
Comerica, Inc.	98,937	6,994,846
Commerce Bancshares, Inc.	49,179	2,702,386
Cullen/Frost Bankers, Inc. (a)	29,807	2,813,483
East West Bancorp, Inc.	80,226	4,353,865
Fifth Third Bancorp	432,639	10,569,371
First Hawaiian, Inc.	13,013	387,397
First Horizon National Corp.	129,778	2,381,426
First Republic Bank	85,973	7,949,064
Huntington Bancshares, Inc.	609,553	7,838,852
KeyCorp	603,813	11,013,549
M&T Bank Corp.	84,149	13,077,596
PacWest Bancorp	66,306	3,274,853
Peoples United Financial, Inc.	186,089	3,250,975
Popular, Inc.	57,592	2,413,681
Regions Financial Corp.	716,062	9,845,853
Signature Bank (b)	29,431	4,074,722
SunTrust Banks, Inc.	282,870	16,069,845
SVB Financial Group (b)	28,877	5,080,619
Synovus Financial Corp.	69,675	2,912,415
TCF Financial Corp.	88,344	1,458,559
Western Alliance Bancorp. (b)	52,339	2,507,038
Zions Bancorporation	112,551	4,505,417
		148,810,033
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	31,546	5,223,702
Ameriprise Financial, Inc.	82,002	10,483,956
Artisan Partners Asset Management, Inc.	24,145	707,449
CBOE Holdings, Inc.	57,847	4,767,171
E*TRADE Financial Corp. (b)	155,542	5,373,976
Eaton Vance Corp. (non-vtg.)	61,583	2,643,758
FactSet Research Systems, Inc.	22,459	3,666,656
Federated Investors, Inc. Class B (non-vtg.) (a)	52,019	1,395,150
Interactive Brokers Group, Inc.	36,073	1,256,423
Invesco Ltd.	233,205	7,681,773
Lazard Ltd. Class A	71,439	3,067,591
Legg Mason, Inc.	54,438	2,034,892
LPL Financial	48,177	2,025,361
MarketAxess Holdings, Inc.	20,480	3,942,810
Moody's Corp.	94,886	11,226,912
Morningstar, Inc.	10,206	746,365
MSCI, Inc.	47,929	4,808,237
Northern Trust Corp.	116,034	10,443,060
Raymond James Financial, Inc.	70,486	5,252,617
SEI Investments Co.	71,691	3,635,451
T. Rowe Price Group, Inc.	136,020	9,642,458
TD Ameritrade Holding Corp.	140,389	5,372,687
The NASDAQ OMX Group, Inc.	63,405	4,366,702
		109,765,157
Consumer Finance - 0.7%
Ally Financial, Inc.	247,419	4,898,896
Credit Acceptance Corp. (a)(b)	4,679	951,007
Navient Corp.	169,741	2,580,063
OneMain Holdings, Inc. (b)	29,986	699,274
Santander Consumer U.S.A. Holdings, Inc. (b)	60,492	770,668
SLM Corp. (b)	238,187	2,986,865
Synchrony Financial	472,954	13,148,121
		26,034,894
Diversified Financial Services - 0.3%
Donnelley Financial Solutions, Inc. (b)	13,542	300,903
Leucadia National Corp.	183,365	4,655,637
Valvoline, Inc. (a)	18,400	409,400
Varex Imaging Corp. (a)(b)	21,551	723,238
Voya Financial, Inc.	106,037	3,963,663
		10,052,841
Insurance - 4.4%
Alleghany Corp. (b)	8,285	5,059,650
Allied World Assurance Co. Holdings AG	49,068	2,605,020
American Financial Group, Inc.	38,345	3,731,352
American National Insurance Co.	3,896	455,520
AmTrust Financial Services, Inc. (a)	49,569	795,582
Arch Capital Group Ltd. (b)	64,519	6,256,407
Arthur J. Gallagher & Co.	98,071	5,473,343
Aspen Insurance Holdings Ltd.	33,649	1,761,525
Assurant, Inc.	31,970	3,076,793
Assured Guaranty Ltd.	69,472	2,648,967
Athene Holding Ltd. (a)	23,865	1,272,243
Axis Capital Holdings Ltd.	47,849	3,153,249
Brown & Brown, Inc.	65,486	2,809,349
Cincinnati Financial Corp.	83,643	6,029,824
CNA Financial Corp.	15,260	690,668
Erie Indemnity Co. Class A	13,227	1,637,767
Everest Re Group Ltd.	23,588	5,937,335
First American Financial Corp.	59,944	2,602,169
FNF Group	147,642	6,045,940
Hanover Insurance Group, Inc.	23,832	2,103,651
Hartford Financial Services Group, Inc.	206,866	10,004,040
Lincoln National Corp.	127,063	8,377,264
Loews Corp.	157,915	7,361,997
Markel Corp. (b)	7,712	7,477,555
Mercury General Corp.	15,451	950,082
Old Republic International Corp.	135,390	2,799,865
Principal Financial Group, Inc.	150,600	9,808,578
ProAssurance Corp.	28,540	1,766,626
Progressive Corp.	326,670	12,975,332
Reinsurance Group of America, Inc.	35,735	4,468,304
RenaissanceRe Holdings Ltd.	23,763	3,378,386
Torchmark Corp.	66,629	5,111,111
Unum Group	132,862	6,155,496
Validus Holdings Ltd.	42,244	2,335,248
W.R. Berkley Corp.	53,860	3,661,403
White Mountains Insurance Group Ltd.	2,392	2,054,584
XL Group Ltd.	148,576	6,217,906
		159,050,131
Mortgage Real Estate Investment Trusts - 0.5%
Agnc Investment Corp.	184,445	3,886,256
Annaly Capital Management, Inc.	573,405	6,771,913
Chimera Investment Corp.	105,248	2,142,849
MFA Financial, Inc.	213,150	1,771,277
Starwood Property Trust, Inc.	140,193	3,180,979
Two Harbors Investment Corp.	196,765	1,965,682
		19,718,956
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc. (a)	263,993	3,508,467
TFS Financial Corp.	30,571	505,644
		4,014,111

TOTAL FINANCIALS		477,446,123

HEALTH CARE - 9.6%
Biotechnology - 1.3%
ACADIA Pharmaceuticals, Inc. (a)(b)	53,747	1,845,135
Agios Pharmaceuticals, Inc. (a)(b)	20,225	1,005,385
Alkermes PLC (b)	83,798	4,881,234
Alnylam Pharmaceuticals, Inc. (a)(b)	42,018	2,252,165
AquaBounty Technologies, Inc. (a)(b)	383	2,976
BioMarin Pharmaceutical, Inc. (b)	96,611	9,259,198
Incyte Corp. (b)	91,545	11,377,213
Intercept Pharmaceuticals, Inc. (a)(b)	9,156	1,028,677
Intrexon Corp. (a)	31,649	659,565
Ionis Pharmaceuticals, Inc. (a)(b)	67,420	3,248,970
Juno Therapeutics, Inc. (a)(b)	35,513	885,694
Neurocrine Biosciences, Inc. (b)	48,273	2,577,778
Opko Health, Inc. (a)(b)	175,276	1,361,895
Seattle Genetics, Inc. (a)(b)	53,634	3,663,202
United Therapeutics Corp. (b)	24,762	3,112,583
		47,161,670
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (b)	22,326	2,909,524
Alere, Inc. (b)	48,544	2,386,908
Align Technology, Inc. (b)	40,277	5,422,090
C.R. Bard, Inc.	41,288	12,695,234
Dentsply Sirona, Inc.	130,313	8,240,994
DexCom, Inc. (a)(b)	46,033	3,588,733
Edwards Lifesciences Corp. (b)	118,817	13,030,660
Hill-Rom Holdings, Inc.	37,073	2,804,202
Hologic, Inc. (b)	157,787	7,124,083
IDEXX Laboratories, Inc. (b)	49,944	8,377,107
Intuitive Surgical, Inc. (b)	21,242	17,755,551
ResMed, Inc.	77,554	5,272,896
Teleflex, Inc.	24,319	5,031,358
The Cooper Companies, Inc.	26,451	5,298,929
Varian Medical Systems, Inc. (b)	53,216	4,828,820
West Pharmaceutical Services, Inc.	40,129	3,693,072
Zimmer Biomet Holdings, Inc.	103,423	12,374,562
		120,834,723
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(b)	39,765	1,732,959
AmerisourceBergen Corp. (a)	92,726	7,608,168
Brookdale Senior Living, Inc. (b)	100,400	1,304,196
Centene Corp. (b)	94,235	7,011,084
DaVita HealthCare Partners, Inc. (b)	87,973	6,071,017
Envision Healthcare Corp. (b)	65,237	3,655,229
Henry Schein, Inc. (b)	46,334	8,052,849
Laboratory Corp. of America Holdings (b)	58,008	8,129,821
LifePoint Hospitals, Inc. (a)(b)	20,782	1,291,601
MEDNAX, Inc. (a)(b)	51,119	3,085,543
Patterson Companies, Inc. (a)	47,051	2,093,299
Premier, Inc. (b)	26,146	883,735
Quest Diagnostics, Inc.	79,913	8,431,621
Tenet Healthcare Corp. (a)(b)	45,145	707,422
Universal Health Services, Inc. Class B	47,655	5,754,818
VCA, Inc. (b)	43,572	3,989,888
Wellcare Health Plans, Inc. (b)	24,688	3,787,386
		73,590,636
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (b)	104,621	1,252,313
athenahealth, Inc. (a)(b)	21,887	2,145,145
Cerner Corp. (b)	165,971	10,746,622
Inovalon Holdings, Inc. Class A (a)(b)	31,534	386,292
Veeva Systems, Inc. Class A (a)(b)	54,113	2,901,539
		17,431,911
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	183,445	10,098,647
Bio-Rad Laboratories, Inc. Class A (b)	11,863	2,589,218
Bio-Techne Corp. (a)	20,610	2,206,919
Bruker Corp.	58,420	1,424,864
Charles River Laboratories International, Inc. (b)	26,264	2,355,881
Illumina, Inc. (b)	82,202	15,195,862
Mettler-Toledo International, Inc. (b)	14,768	7,582,187
PerkinElmer, Inc.	60,530	3,596,087
QIAGEN NV	122,257	3,678,713
Quintiles Transnational Holdings, Inc. (b)	79,331	6,686,017
VWR Corp. (b)	43,858	1,239,427
Waters Corp. (b)	43,241	7,346,213
		64,000,035
Pharmaceuticals - 0.7%
Akorn, Inc. (b)	45,931	1,536,392
Endo International PLC (a)(b)	113,849	1,294,463
Mallinckrodt PLC (b)	61,555	2,888,161
Patheon NV (a)	17,314	465,920
Perrigo Co. PLC (a)	77,822	5,754,159
Zoetis, Inc. Class A	255,628	14,343,287
		26,282,382

TOTAL HEALTH CARE		349,301,357

INDUSTRIALS - 13.6%
Aerospace & Defense - 1.6%
Arconic, Inc.	247,601	6,766,935
BWX Technologies, Inc.	52,808	2,596,569
HEICO Corp.	14,015	996,046
HEICO Corp. Class A	26,660	1,634,258
Hexcel Corp.	53,347	2,760,707
Huntington Ingalls Industries, Inc.	25,956	5,214,301
L3 Technologies, Inc.	43,192	7,419,090
Orbital ATK, Inc.	33,125	3,279,375
Rockwell Collins, Inc.	91,192	9,492,175
Spirit AeroSystems Holdings, Inc. Class A	67,884	3,880,249
Textron, Inc.	150,447	7,019,857
TransDigm Group, Inc. (a)	28,215	6,961,487
		58,021,049
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (a)	79,352	5,768,890
Expeditors International of Washington, Inc.	101,285	5,681,076
		11,449,966
Airlines - 1.1%
Alaska Air Group, Inc.	66,729	5,677,971
American Airlines Group, Inc.	298,389	12,717,339
Copa Holdings SA Class A (a)	17,436	2,029,899
JetBlue Airways Corp. (b)	179,420	3,916,739
Spirit Airlines, Inc. (b)	39,998	2,290,685
United Continental Holdings, Inc. (b)	178,887	12,559,656
		39,192,289
Building Products - 1.4%
A.O. Smith Corp.	81,373	4,384,377
Allegion PLC	53,455	4,203,701
Armstrong World Industries, Inc. (b)	27,011	1,262,764
Fortune Brands Home & Security, Inc.	84,949	5,414,649
Johnson Controls International PLC	517,531	21,513,764
Lennox International, Inc.	22,186	3,669,343
Masco Corp.	185,175	6,855,179
Owens Corning	63,952	3,891,479
USG Corp. (a)(b)	48,600	1,472,580
		52,667,836
Commercial Services & Supplies - 0.9%
Cintas Corp.	49,657	6,081,493
Clean Harbors, Inc. (b)	29,396	1,708,202
Copart, Inc. (b)	109,811	3,393,160
Covanta Holding Corp.	66,598	969,001
KAR Auction Services, Inc.	77,497	3,380,419
LSC Communications, Inc.	13,820	357,523
Pitney Bowes, Inc.	102,793	1,366,119
R.R. Donnelley & Sons Co.	36,844	463,129
Republic Services, Inc.	134,176	8,451,746
Rollins, Inc. (a)	52,494	2,038,342
Stericycle, Inc. (b)	45,982	3,924,104
		32,133,238
Construction & Engineering - 0.5%
AECOM (b)	85,779	2,934,500
Chicago Bridge & Iron Co. NV (a)	56,905	1,711,702
Fluor Corp.	78,323	4,019,536
Jacobs Engineering Group, Inc.	67,807	3,723,960
KBR, Inc.	79,897	1,122,553
Quanta Services, Inc. (b)	79,086	2,802,808
Valmont Industries, Inc.	12,178	1,855,318
		18,170,377
Electrical Equipment - 0.8%
Acuity Brands, Inc. (a)	24,217	4,264,614
AMETEK, Inc.	130,746	7,478,671
Hubbell, Inc. Class B	30,759	3,479,766
Regal Beloit Corp.	25,007	1,971,802
Rockwell Automation, Inc.	72,924	11,474,591
		28,669,444
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	35,072	3,555,950
ITT, Inc.	51,388	2,164,976
Roper Technologies, Inc.	56,105	12,270,164
		17,991,090
Machinery - 3.9%
AGCO Corp.	38,004	2,431,876
Allison Transmission Holdings, Inc.	80,032	3,095,638
Colfax Corp. (b)	53,686	2,172,672
Crane Co.	26,629	2,127,923
Cummins, Inc.	89,320	13,481,961
Donaldson Co., Inc.	71,414	3,305,040
Dover Corp.	85,740	6,763,171
Flowserve Corp.	72,827	3,704,709
Graco, Inc.	31,386	3,384,980
IDEX Corp.	42,759	4,479,433
Ingersoll-Rand PLC	145,129	12,880,199
Lincoln Electric Holdings, Inc.	34,595	3,079,993
Middleby Corp. (b)	31,663	4,310,284
Nordson Corp.	32,005	4,007,026
Oshkosh Corp.	40,986	2,844,019
PACCAR, Inc.	191,419	12,773,390
Parker Hannifin Corp.	74,663	12,005,810
Pentair PLC	92,956	5,996,592
Snap-On, Inc.	32,274	5,406,863
Stanley Black & Decker, Inc.	84,320	11,480,168
Terex Corp.	57,766	2,020,655
Timken Co.	39,380	1,900,085
Toro Co.	60,063	3,899,290
Trinity Industries, Inc.	84,522	2,273,642
WABCO Holdings, Inc. (b)	29,852	3,548,507
Wabtec Corp.	48,053	4,031,166
Xylem, Inc.	100,457	5,164,494
		142,569,586
Marine - 0.0%
Kirby Corp. (a)(b)	28,840	2,036,104
Professional Services - 1.0%
Dun & Bradstreet Corp.	20,419	2,238,127
Equifax, Inc.	66,708	9,026,259
Manpower, Inc.	37,406	3,777,258
Nielsen Holdings PLC (a)	203,582	8,373,328
Robert Half International, Inc.	71,647	3,299,344
TransUnion Holding Co., Inc. (b)	29,281	1,172,118
Verisk Analytics, Inc. (b)	86,931	7,198,756
		35,085,190
Road & Rail - 0.6%
AMERCO	3,397	1,272,041
Avis Budget Group, Inc. (b)	44,843	1,367,712
Genesee & Wyoming, Inc. Class A (b)	34,207	2,317,866
J.B. Hunt Transport Services, Inc.	49,684	4,454,667
Kansas City Southern	60,712	5,468,330
Landstar System, Inc.	23,020	1,967,059
Old Dominion Freight Lines, Inc.	37,985	3,362,432
Ryder System, Inc.	30,092	2,043,548
		22,253,655
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	55,249	2,107,197
Fastenal Co.	160,468	7,169,710
HD Supply Holdings, Inc. (b)	112,532	4,535,040
Herc Holdings, Inc. (b)	13,689	622,439
MSC Industrial Direct Co., Inc. Class A	24,705	2,211,839
United Rentals, Inc. (b)	49,207	5,396,040
W.W. Grainger, Inc. (a)	31,266	6,024,958
Watsco, Inc.	14,629	2,030,505
WESCO International, Inc. (b)	26,286	1,602,132
		31,699,860
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	41,984	3,416,238

TOTAL INDUSTRIALS		495,355,922

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)(b)	21,824	3,047,503
Arris International PLC (b)	105,868	2,751,509
Brocade Communications Systems, Inc.	225,618	2,836,018
CommScope Holding Co., Inc. (b)	72,227	3,036,423
EchoStar Holding Corp. Class A (b)	25,263	1,454,138
F5 Networks, Inc. (b)	37,403	4,829,849
Harris Corp.	69,702	7,798,957
Juniper Networks, Inc.	208,099	6,257,537
Motorola Solutions, Inc.	92,054	7,913,882
Palo Alto Networks, Inc. (b)	48,414	5,248,562
		45,174,378
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	170,413	12,322,564
Arrow Electronics, Inc. (b)	51,321	3,618,131
Avnet, Inc.	72,556	2,807,192
CDW Corp.	90,737	5,361,649
Cognex Corp.	45,423	3,876,399
Dolby Laboratories, Inc. Class A	28,202	1,487,091
Fitbit, Inc. (a)(b)	66,896	382,645
FLIR Systems, Inc.	77,034	2,829,459
IPG Photonics Corp. (b)	20,077	2,536,127
Jabil Circuit, Inc.	104,817	3,041,789
Keysight Technologies, Inc. (b)	106,634	3,991,311
National Instruments Corp.	56,018	1,955,588
Trimble, Inc. (b)	140,884	4,991,520
VeriFone Systems, Inc. (b)	60,781	1,126,880
Zebra Technologies Corp. Class A (b)	29,057	2,739,203
		53,067,548
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (b)	97,467	5,939,639
CommerceHub, Inc.:
Series A (b)	6,419	102,704
Series C (b)	15,571	247,890
CoStar Group, Inc. (b)	17,826	4,294,105
GoDaddy, Inc. (a)(b)	26,461	1,029,862
IAC/InterActiveCorp (b)	39,661	3,292,260
Match Group, Inc. (a)(b)	15,917	296,534
Nutanix, Inc. Class A (b)	7,928	120,426
Pandora Media, Inc. (a)(b)	127,139	1,379,458
Twilio, Inc. Class A (a)	10,433	344,811
Twitter, Inc. (a)(b)	357,188	5,886,458
VeriSign, Inc. (a)(b)	49,917	4,438,620
Yelp, Inc. (b)	39,232	1,389,205
Zillow Group, Inc.:
Class A (b)	28,496	1,096,811
Class C (a)(b)	57,240	2,232,360
		32,091,143
IT Services - 3.5%
Alliance Data Systems Corp.	30,906	7,715,065
Amdocs Ltd.	82,411	5,046,850
Black Knight Financial Services, Inc. Class A (a)(b)	13,209	546,853
Booz Allen Hamilton Holding Corp. Class A	65,313	2,346,696
Broadridge Financial Solutions, Inc.	65,793	4,601,562
Conduent, Inc. (b)	110,289	1,798,814
CoreLogic, Inc. (b)	45,906	1,962,022
CSRA, Inc.	91,836	2,670,591
DST Systems, Inc.	18,472	2,274,088
Euronet Worldwide, Inc. (b)	27,303	2,255,774
Fidelity National Information Services, Inc.	182,245	15,343,207
First Data Corp. Class A (b)	175,914	2,747,777
Fiserv, Inc. (b)	124,922	14,883,207
FleetCor Technologies, Inc. (b)	51,678	7,293,833
Gartner, Inc. (b)	48,556	5,539,754
Genpact Ltd.	81,111	1,980,731
Global Payments, Inc.	86,709	7,089,328
Jack Henry & Associates, Inc.	44,382	4,301,503
Leidos Holdings, Inc.	73,724	3,882,306
Paychex, Inc.	181,263	10,745,271
Sabre Corp. (a)	116,559	2,728,646
Square, Inc. (b)	27,460	500,870
Teradata Corp. (a)(b)	74,465	2,172,889
The Western Union Co.	274,440	5,450,378
Total System Services, Inc.	92,650	5,309,772
Vantiv, Inc. (b)	86,378	5,358,891
WEX, Inc. (b)	21,680	2,199,653
		128,746,331
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	204,054	15,548,915
Cree, Inc. (a)(b)	54,175	1,185,349
Cypress Semiconductor Corp. (a)	175,308	2,456,065
First Solar, Inc. (a)(b)	43,693	1,291,128
KLA-Tencor Corp.	87,855	8,629,118
Lam Research Corp.	89,673	12,989,134
Marvell Technology Group Ltd.	225,766	3,391,005
Maxim Integrated Products, Inc.	159,643	7,048,238
Microchip Technology, Inc. (a)	118,676	8,969,532
Micron Technology, Inc. (b)	582,488	16,117,443
NVIDIA Corp.	286,277	29,858,695
ON Semiconductor Corp. (b)	231,335	3,280,330
Qorvo, Inc. (a)(b)	71,164	4,841,287
Skyworks Solutions, Inc.	106,770	10,649,240
SunPower Corp. (a)(b)	30,835	213,995
Teradyne, Inc.	113,551	4,004,944
Xilinx, Inc.	142,951	9,021,638
		139,496,056
Software - 3.5%
ANSYS, Inc. (b)	49,171	5,416,677
Atlassian Corp. PLC (a)(b)	13,835	477,031
Autodesk, Inc. (b)	119,572	10,769,850
CA Technologies, Inc.	162,723	5,342,196
Cadence Design Systems, Inc. (b)	154,623	5,036,071
CDK Global, Inc.	81,205	5,279,137
Citrix Systems, Inc. (b)	87,909	7,115,354
Electronic Arts, Inc. (b)	163,798	15,531,326
FireEye, Inc. (a)(b)	84,497	1,057,057
Fortinet, Inc. (b)	81,292	3,170,388
Guidewire Software, Inc. (b)	40,950	2,518,016
Manhattan Associates, Inc. (b)	39,209	1,830,668
Nuance Communications, Inc. (b)	126,078	2,255,535
Parametric Technology Corp. (b)	64,092	3,464,173
Red Hat, Inc. (b)	102,150	8,997,372
ServiceNow, Inc. (b)	88,986	8,407,397
Splunk, Inc. (a)(b)	73,169	4,705,498
SS&C Technologies Holdings, Inc.	94,849	3,484,752
Symantec Corp.	345,552	10,929,810
Synopsys, Inc. (b)	84,434	6,222,786
Tableau Software, Inc. (b)	30,011	1,610,990
Tyler Technologies, Inc. (b)	18,611	3,044,573
Ultimate Software Group, Inc. (a)(b)	15,488	3,138,953
Workday, Inc. Class A (a)(b)	64,902	5,672,435
Zynga, Inc. (b)	404,926	1,170,236
		126,648,281
Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp. (b)	69,261	2,857,016
NetApp, Inc.	151,518	6,037,992
Western Digital Corp.	159,086	14,169,790
Xerox Corp.	560,980	4,033,446
		27,098,244

TOTAL INFORMATION TECHNOLOGY		552,321,981

MATERIALS - 5.7%
Chemicals - 2.0%
Albemarle Corp. U.S.	62,373	6,793,043
Ashland Global Holdings, Inc.	34,682	4,283,227
Axalta Coating Systems (b)	93,277	2,926,099
Cabot Corp.	33,247	2,001,137
Celanese Corp. Class A	82,377	7,170,094
CF Industries Holdings, Inc. (a)	130,911	3,500,560
Eastman Chemical Co.	82,509	6,580,093
FMC Corp.	74,360	5,445,383
Huntsman Corp.	111,871	2,771,045
International Flavors & Fragrances, Inc. (a)	44,427	6,157,138
NewMarket Corp.	4,039	1,901,157
Platform Specialty Products Corp. (a)(b)	106,147	1,504,103
RPM International, Inc.	73,271	3,851,124
The Mosaic Co.	195,067	5,253,154
The Scotts Miracle-Gro Co. Class A	24,817	2,397,322
Valspar Corp.	44,154	4,964,676
W.R. Grace & Co.	40,484	2,822,544
Westlake Chemical Corp.	21,071	1,311,670
		71,633,569
Construction Materials - 0.5%
Eagle Materials, Inc.	25,663	2,462,878
Martin Marietta Materials, Inc.	35,488	7,814,103
Vulcan Materials Co.	75,448	9,120,154
		19,397,135
Containers & Packaging - 1.7%
Aptargroup, Inc.	34,977	2,808,653
Avery Dennison Corp.	49,483	4,117,480
Ball Corp.	96,564	7,424,806
Bemis Co., Inc.	53,163	2,388,614
Berry Global Group, Inc. (b)	70,691	3,534,550
Crown Holdings, Inc. (b)	74,791	4,195,027
Graphic Packaging Holding Co.	179,668	2,439,891
International Paper Co.	230,009	12,413,586
Owens-Illinois, Inc. (b)	91,954	2,006,436
Packaging Corp. of America	52,074	5,143,870
Sealed Air Corp.	109,355	4,813,807
Silgan Holdings, Inc.	20,673	1,253,197
Sonoco Products Co.	55,584	2,907,599
WestRock Co.	141,495	7,578,472
		63,025,988
Metals & Mining - 1.4%
Alcoa Corp.	82,187	2,772,168
Compass Minerals International, Inc. (a)	18,724	1,235,784
Freeport-McMoRan, Inc. (b)	814,596	10,386,099
Newmont Mining Corp.	299,320	10,120,009
Nucor Corp.	177,803	10,904,658
Reliance Steel & Aluminum Co.	39,924	3,146,810
Royal Gold, Inc. (a)	36,758	2,598,055
Southern Copper Corp. (a)	46,115	1,631,088
Steel Dynamics, Inc.	131,496	4,752,265
Tahoe Resources, Inc.	172,148	1,394,789
United States Steel Corp.	86,314	1,926,528
		50,868,253
Paper & Forest Products - 0.1%
Domtar Corp.	35,515	1,408,170

TOTAL MATERIALS		206,333,115

REAL ESTATE - 10.0%
Equity Real Estate Investment Trusts (REITs) - 9.6%
Alexandria Real Estate Equities, Inc.	49,681	5,589,609
American Campus Communities, Inc.	72,871	3,453,357
American Homes 4 Rent Class A	101,067	2,329,594
Apartment Investment & Management Co. Class A	86,805	3,796,851
Apple Hospitality (REIT), Inc.	95,809	1,794,503
AvalonBay Communities, Inc.	77,158	14,647,675
Boston Properties, Inc.	85,737	10,854,304
Brandywine Realty Trust (SBI)	98,015	1,663,315
Brixmor Property Group, Inc.	108,499	2,142,855
Camden Property Trust (SBI)	47,547	3,914,545
Care Capital Properties, Inc.	47,251	1,269,634
Colony NorthStar, Inc.	303,779	3,970,392
Columbia Property Trust, Inc.	70,265	1,580,963
Communications Sales & Leasing, Inc.	68,670	1,885,678
Corporate Office Properties Trust (SBI)	51,470	1,685,128
Corrections Corp. of America	65,755	2,265,260
CubeSmart (a)	99,899	2,531,441
CyrusOne, Inc.	43,738	2,389,844
DCT Industrial Trust, Inc.	50,638	2,560,257
DDR Corp.	175,014	1,891,901
Digital Realty Trust, Inc.	89,533	10,281,970
Douglas Emmett, Inc.	78,290	2,949,184
Duke Realty Corp.	192,769	5,345,484
Empire State Realty Trust, Inc.	69,217	1,439,714
EPR Properties	35,419	2,575,315
Equinix, Inc.	42,330	17,681,241
Equity Commonwealth (b)	68,721	2,198,385
Equity Lifestyle Properties, Inc.	42,566	3,444,015
Essex Property Trust, Inc.	36,505	8,924,377
Extra Space Storage, Inc.	67,094	5,067,610
Federal Realty Investment Trust (SBI)	39,358	5,151,569
Forest City Realty Trust, Inc. Class A	127,854	2,889,500
Gaming & Leisure Properties	104,290	3,629,292
General Growth Properties, Inc.	326,250	7,050,263
HCP, Inc.	264,132	8,280,538
Healthcare Trust of America, Inc.	75,724	2,414,838
Highwoods Properties, Inc. (SBI)	53,973	2,746,146
Hospitality Properties Trust (SBI)	90,282	2,873,676
Host Hotels & Resorts, Inc.	415,342	7,455,389
Iron Mountain, Inc.	145,044	5,041,729
Kilroy Realty Corp.	53,477	3,771,733
Kimco Realty Corp.	224,996	4,565,169
Lamar Advertising Co. Class A (a)	45,893	3,307,509
Liberty Property Trust (SBI)	81,670	3,313,352
Life Storage, Inc.	25,849	2,026,303
Mid-America Apartment Communities, Inc.	63,682	6,317,891
National Retail Properties, Inc.	79,626	3,361,810
Omega Healthcare Investors, Inc.	102,482	3,381,906
Outfront Media, Inc.	77,504	2,027,505
Paramount Group, Inc.	100,678	1,651,119
Piedmont Office Realty Trust, Inc. Class A (a)	80,773	1,764,890
Prologis, Inc.	293,948	15,993,711
Quality Care Properties, Inc. (b)	52,558	911,881
Rayonier, Inc.	70,820	1,998,540
Realty Income Corp.	152,141	8,877,427
Regency Centers Corp.	80,285	5,072,406
Retail Properties America, Inc.	133,000	1,774,220
SBA Communications Corp. Class A (b)	70,072	8,863,407
Senior Housing Properties Trust (SBI)	132,308	2,847,268
SL Green Realty Corp.	54,312	5,698,958
Spirit Realty Capital, Inc.	267,265	2,517,636
Store Capital Corp.	98,715	2,368,173
Sun Communities, Inc.	37,388	3,126,011
Tanger Factory Outlet Centers, Inc.	52,234	1,629,178
Taubman Centers, Inc.	33,125	2,071,969
The Macerich Co.	79,930	4,990,030
UDR, Inc.	150,502	5,619,745
Ventas, Inc.	190,513	12,194,737
VEREIT, Inc.	538,243	4,505,094
Vornado Realty Trust	97,010	9,336,242
Weingarten Realty Investors (SBI)	65,424	2,143,944
Welltower, Inc.	201,239	14,376,514
Weyerhaeuser Co.	417,849	14,152,546
WP Carey, Inc.	57,982	3,629,673
		349,845,838
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (b)	167,370	5,993,520
Howard Hughes Corp. (b)	20,252	2,493,224
Invitation Homes, Inc.	49,689	1,070,798
Jones Lang LaSalle, Inc.	25,384	2,915,606
Realogy Holdings Corp.	81,362	2,485,609
		14,958,757

TOTAL REAL ESTATE		364,804,595

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc. (a)	303,293	7,785,531
Frontier Communications Corp. (a)	636,479	1,196,581
Level 3 Communications, Inc. (b)	164,650	10,004,134
Zayo Group Holdings, Inc. (b)	91,822	3,220,198
		22,206,444
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)(b)	424,717	3,835,195
Telephone & Data Systems, Inc.	53,221	1,461,449
U.S. Cellular Corp. (b)	7,203	282,214
		5,578,858

TOTAL TELECOMMUNICATION SERVICES		27,785,302

UTILITIES - 6.2%
Electric Utilities - 2.5%
Alliant Energy Corp.	127,790	5,024,703
Edison International	177,493	14,194,115
Entergy Corp.	101,613	7,749,007
Eversource Energy	179,692	10,673,705
FirstEnergy Corp.	237,459	7,109,522
Great Plains Energy, Inc.	120,322	3,560,328
Hawaiian Electric Industries, Inc.	60,112	2,014,954
OGE Energy Corp.	111,434	3,875,675
Pinnacle West Capital Corp.	61,727	5,252,350
PPL Corp.	380,668	14,507,257
Westar Energy, Inc.	79,030	4,111,931
Xcel Energy, Inc.	285,742	12,872,677
		90,946,224
Gas Utilities - 0.3%
Atmos Energy Corp.	57,031	4,620,652
National Fuel Gas Co. (a)	42,057	2,329,117
UGI Corp.	96,169	4,823,837
		11,773,606
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (b)	207,760	2,119,152
NRG Energy, Inc.	177,117	2,993,277
The AES Corp.	370,985	4,195,840
		9,308,269
Multi-Utilities - 2.8%
Ameren Corp.	136,820	7,482,686
Avangrid, Inc.	32,349	1,407,182
CenterPoint Energy, Inc.	241,138	6,879,667
CMS Energy Corp.	158,028	7,174,471
Consolidated Edison, Inc.	171,547	13,600,246
DTE Energy Co.	100,226	10,482,637
MDU Resources Group, Inc.	108,134	2,908,805
NiSource, Inc.	180,118	4,367,862
Public Service Enterprise Group, Inc.	283,698	12,496,897
SCANA Corp.	72,707	4,821,201
Sempra Energy	140,411	15,869,251
Vectren Corp.	45,955	2,730,646
WEC Energy Group, Inc.	177,388	10,735,522
		100,957,073
Water Utilities - 0.3%
American Water Works Co., Inc.	100,886	8,046,667
Aqua America, Inc.	100,464	3,324,354
		11,371,021

TOTAL UTILITIES		224,356,193

TOTAL COMMON STOCKS
(Cost $3,201,508,518)		3,623,937,082
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.55% 8/17/17 (c)
(Cost $998,362)	1,000,000	997,604
	Shares	Value

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 0.85% (d)	31,276,391	$31,282,646
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	282,852,897	282,881,183
TOTAL MONEY MARKET FUNDS
(Cost $314,145,778)		314,163,829
TOTAL INVESTMENT PORTFOLIO - 108.2%
(Cost $3,516,652,658)		3,939,098,515
NET OTHER ASSETS (LIABILITIES) - (8.2)%		(298,490,414)
NET ASSETS - 100%		$3,640,608,101

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
94 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2017	16,262,000	$250,550

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $666,399.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$162,022
Fidelity Securities Lending Cash Central Fund	720,191
Total	$882,213

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$548,647,979	$548,647,979	$--	$--
Consumer Staples	175,418,008	175,418,008	--	--
Energy	202,166,507	202,166,507	--	--
Financials	477,446,123	477,446,123	--	--
Health Care	349,301,357	349,301,357	--	--
Industrials	495,355,922	495,355,922	--	--
Information Technology	552,321,981	552,321,981	--	--
Materials	206,333,115	206,333,115	--	--
Real Estate	364,804,595	364,804,595	--	--
Telecommunication Services	27,785,302	27,785,302	--	--
Utilities	224,356,193	224,356,193	--	--
U.S. Government and Government Agency Obligations	997,604	--	997,604	--
Money Market Funds	314,163,829	314,163,829	--	--
Total Investments in Securities:	$3,939,098,515	$3,938,100,911	$997,604	$--
Derivative Instruments:
Assets
Futures Contracts	$250,550	$250,550	$--	$--
Total Assets	$250,550	$250,550	$--	$--
Total Derivative Instruments:	$250,550	$250,550	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$250,550	$0
Total Equity Risk	250,550	0
Total Value of Derivatives	$250,550	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value (including securities loaned of $273,175,437) — See accompanying schedule: Unaffiliated issuers (cost $3,202,506,880)	$3,624,934,686
Fidelity Central Funds (cost $314,145,778)	314,163,829
Total Investments (cost $3,516,652,658)		$3,939,098,515
Receivable for fund shares sold		24,265,565
Dividends receivable		1,581,306
Distributions receivable from Fidelity Central Funds		72,114
Total assets		3,965,017,500
Liabilities
Payable for investments purchased	$38,000,438
Payable for fund shares redeemed	3,157,664
Accrued management fee	120,185
Payable for daily variation margin for derivative instruments	169,979
Other affiliated payables	85,692
Collateral on securities loaned	282,875,441
Total liabilities		324,409,399
Net Assets		$3,640,608,101
Net Assets consist of:
Paid in capital		$3,225,759,337
Undistributed net investment income		14,194,624
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,042,267)
Net unrealized appreciation (depreciation) on investments		422,696,407
Net Assets		$3,640,608,101
Investor Class:
Net Asset Value, offering price and redemption price per share ($64,901,685 ÷ 3,377,438 shares)		$19.22
Premium Class:
Net Asset Value, offering price and redemption price per share ($2,642,106,726 ÷ 137,302,135 shares)		$19.24
Institutional Class:
Net Asset Value, offering price and redemption price per share ($742,198,613 ÷ 38,561,820 shares)		$19.25
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($191,401,077 ÷ 9,944,949 shares)		$19.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2017
Investment Income
Dividends		$42,242,807
Interest		4,993
Income from Fidelity Central Funds (including $720,191 from security lending)		882,213
Total income		43,130,013
Expenses
Management fee	$1,238,150
Transfer agent fees	869,129
Independent trustees' fees and expenses	9,766
Interest	6,949
Miscellaneous	7,872
Total expenses before reductions	2,131,866
Expense reductions	(319,664)	1,812,202
Net investment income (loss)		41,317,811
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,409,067
Fidelity Central Funds	(10,987)
Foreign currency transactions	(133,651)
Futures contracts	2,467,241
Total net realized gain (loss)		10,731,670
Change in net unrealized appreciation (depreciation) on: Investment securities	326,412,051
Assets and liabilities in foreign currencies	26
Futures contracts	(2,053)
Total change in net unrealized appreciation (depreciation)		326,410,024
Net gain (loss)		337,141,694
Net increase (decrease) in net assets resulting from operations		$378,459,505

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2017	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,317,811	$23,957,024
Net realized gain (loss)	10,731,670	27,867,268
Change in net unrealized appreciation (depreciation)	326,410,024	(75,089,164)
Net increase (decrease) in net assets resulting from operations	378,459,505	(23,264,872)
Distributions to shareholders from net investment income	(31,858,285)	(18,893,181)
Distributions to shareholders from net realized gain	(21,673,727)	(38,624,139)
Total distributions	(53,532,012)	(57,517,320)
Share transactions - net increase (decrease)	1,737,408,713	343,400,046
Redemption fees	48,069	31,727
Total increase (decrease) in net assets	2,062,384,275	262,649,581
Net Assets
Beginning of period	1,578,223,826	1,315,574,245
End of period	$3,640,608,101	$1,578,223,826
Other Information
Undistributed net investment income end of period	$14,194,624	$7,117,291

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Investor Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.84	$17.95	$16.26	$13.66	$11.68
Income from Investment Operations
Net investment income (loss)A	.27	.27	.23	.20	.18
Net realized and unrealized gain (loss)	2.49	(.71)	1.88	2.65	1.99
Total from investment operations	2.76	(.44)	2.11	2.85	2.17
Distributions from net investment income	(.22)	(.21)	(.19)	(.13)	(.15)
Distributions from net realized gain	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.38)	(.67)	(.42)B	(.25)C	(.19)
Redemption fees added to paid in capitalA,D	–	–	–	–	–
Net asset value, end of period	$19.22	$16.84	$17.95	$16.26	$13.66
Total ReturnE	16.54%	(2.31)%	13.08%	20.99%	18.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%	.33%	.33%	.33%	.33%
Expenses net of fee waivers, if any	.20%	.22%	.22%	.22%	.25%
Expenses net of all reductions	.20%	.22%	.22%	.22%	.25%
Net investment income (loss)	1.52%	1.58%	1.31%	1.35%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$64,902	$50,008	$35,791	$15,099	$5,140
Portfolio turnover rateH	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Premium Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.87	$17.98	$16.28	$13.68	$11.69
Income from Investment Operations
Net investment income (loss)A	.30	.29	.25	.23	.21
Net realized and unrealized gain (loss)	2.47	(.71)	1.89	2.64	1.98
Total from investment operations	2.77	(.42)	2.14	2.87	2.19
Distributions from net investment income	(.24)	(.23)	(.21)	(.16)	(.16)
Distributions from net realized gain	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.40)	(.69)	(.44)B	(.27)	(.20)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$19.24	$16.87	$17.98	$16.28	$13.68
Total ReturnD	16.60%	(2.17)%	13.28%	21.14%	19.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.07%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.07%	.08%	.08%	.08%	.09%
Net investment income (loss)	1.64%	1.72%	1.45%	1.49%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$2,642,107	$1,249,498	$986,564	$519,385	$198,767
Portfolio turnover rateG	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Institutional Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.87	$17.98	$16.29	$13.68	$11.70
Income from Investment Operations
Net investment income (loss)A	.30	.29	.26	.23	.21
Net realized and unrealized gain (loss)	2.48	(.70)	1.88	2.65	1.98
Total from investment operations	2.78	(.41)	2.14	2.88	2.19
Distributions from net investment income	(.24)	(.23)	(.21)	(.16)	(.16)
Distributions from net realized gain	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.40)	(.70)B	(.45)	(.27)	(.21)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–
Net asset value, end of period	$19.25	$16.87	$17.98	$16.29	$13.68
Total ReturnE	16.68%	(2.15)%	13.24%	21.24%	19.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%	.14%	.14%	.14%	.14%
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06%	.07%
Expenses net of all reductions	.06%	.06%	.06%	.06%	.07%
Net investment income (loss)	1.66%	1.74%	1.47%	1.51%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$742,199	$271,119	$268,052	$88,657	$42,952
Portfolio turnover rateH	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.70 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.464 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.044 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Institutional Premium Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.87	$17.98	$16.29	$13.68	$11.70
Income from Investment Operations
Net investment income (loss)A	.31	.31	.26	.23	.22
Net realized and unrealized gain (loss)	2.48	(.72)	1.88	2.65	1.97
Total from investment operations	2.79	(.41)	2.14	2.88	2.19
Distributions from net investment income	(.25)	(.24)	(.22)	(.16)	(.17)
Distributions from net realized gain	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.41)	(.70)	(.45)B	(.27)	(.21)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$19.25	$16.87	$17.98	$16.29	$13.68
Total ReturnD	16.70%	(2.13)%	13.26%	21.26%	19.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.05%
Expenses net of all reductions	.04%	.04%	.04%	.04%	.05%
Net investment income (loss)	1.67%	1.76%	1.49%	1.53%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$191,401	$7,598	$25,167	$4,263	$996
Portfolio turnover rateG	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2017	Past 1 year	Past 5 years	Life of fundA
Institutional Class	25.88%	13.14%	14.96%
Institutional Premium Class	25.90%	13.17%	14.98%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Index Fund - Institutional Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$21,969	Fidelity® Small Cap Index Fund - Institutional Class
$21,817	Russell 2000® Index

Fidelity® Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 17.92% for the year ending April 30, 2017, rising sharply following the November election and continuing to gain ground through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act (ACA), and were relatively flat through April 30. In a stark reversal from 2016, growth-oriented stocks topped their value counterparts through the first third of 2017. Sector-wise, information technology (+35%) fared best, anchored by twin rallies in the June 2016 and March 2017 quarters as growth regained favor. Financials (+27%) also handily outperformed, riding an uptick in bond yields and a surge in banks, particularly post-election. Industrials (+19%) and materials (+16%) did well amid a call for increased infrastructure spending and a rise in commodity prices, respectively. Conversely, consumer staples (+9%), real estate (+5%) and telecommunication services (0%) were held back amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of one or two additional interest rate hikes later in 2017. Energy (+2%) also struggled this period.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes delivered returns roughly in line with the 25.63% gain of the Russell 2000® Index. In a very strong market environment, every sector within the benchmark except energy (-1%) gained ground, while economically sensitive sectors such as materials (+37%) and information technology (+35%) performed especially well. Semiconductor manufacturer Advanced Micro Devices (+275%) was the top absolute contributor in the index this period. Other tech firms adding value were photonics manufacturer Coherent (+131%) and video game maker Take-Two Interactive Software (+84%). In materials, shares of Chemours rose 337%. Several drug-manufacturing stocks also added value, led by Exelixis (+386%) and Ariad Pharmaceuticals (+234%). Other pharma-related stocks struggled this period. Impax Laboratories returned -58%, dropping in March after the biotech company reported disappointing financial results. Ophthotech, which specializes in treatments of eye diseases, fared worse, as poor results from two important late-stage drug trials caused the stock to return -94%. Elsewhere, Dynegy, a Houston-based electric utility company, returned -64% this period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Advanced Micro Devices, Inc.	0.5	0.3
The Chemours Co. LLC	0.4	0.2
Take-Two Interactive Software, Inc.	0.3	0.2
LogMeIn, Inc.	0.3	0.2
Microsemi Corp.	0.3	0.3
Olin Corp.	0.3	0.2
Coherent, Inc.	0.3	0.2
Exelixis, Inc.	0.3	0.2
New Residential Investment Corp.	0.3	0.2
XPO Logistics, Inc.	0.3	0.2
	3.3

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	18.0
Information Technology	17.3	17.8
Industrials	14.3	14.1
Health Care	12.9	13.0
Consumer Discretionary	12.2	12.5
Real Estate	7.8	8.2
Materials	4.9	4.5
Utilities	3.7	3.9
Energy	3.0	3.2
Consumer Staples	2.9	3.1

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.6%

As of October 31, 2016 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.6%

Fidelity® Small Cap Index Fund

Investments April 30, 2017

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	135,859	$2,389,760
Cooper Tire & Rubber Co.	89,540	3,429,382
Cooper-Standard Holding, Inc. (a)	24,012	2,715,037
Dana Holding Corp.	239,528	4,651,634
Dorman Products, Inc. (a)	42,779	3,557,074
Fox Factory Holding Corp. (a)	36,106	1,084,985
Gentherm, Inc. (a)	59,132	2,196,754
Horizon Global Corp. (a)	34,489	485,950
Lci Industries	38,339	3,877,990
Modine Manufacturing Co. (a)	76,370	924,077
Motorcar Parts of America, Inc. (a)	29,869	905,628
Spartan Motors, Inc.	52,836	435,897
Standard Motor Products, Inc.	34,757	1,766,698
Stoneridge, Inc. (a)	43,223	847,603
Strattec Security Corp.	6,037	194,090
Superior Industries International, Inc.	40,777	886,900
Tenneco, Inc.	86,133	5,428,963
Tower International, Inc.	33,611	910,858
Unique Fabricating, Inc. (b)	10,188	118,283
Workhorse Group, Inc. (a)(b)	23,300	47,532
		36,855,095
Automobiles - 0.1%
REV Group, Inc.	20,097	566,735
Winnebago Industries, Inc. (b)	43,598	1,251,263
		1,817,998
Distributors - 0.1%
Core-Mark Holding Co., Inc.	73,912	2,588,398
Weyco Group, Inc.	10,124	283,067
		2,871,465
Diversified Consumer Services - 1.0%
American Public Education, Inc. (a)	24,619	544,080
Ascent Capital Group, Inc. (a)	16,850	215,849
Bridgepoint Education, Inc. (a)	28,398	346,456
Bright Horizons Family Solutions, Inc. (a)	70,880	5,395,386
Cambium Learning Group, Inc. (a)	18,464	89,920
Capella Education Co.	18,377	1,751,328
Career Education Corp. (a)	107,865	1,094,830
Carriage Services, Inc. (b)	24,612	673,138
Chegg, Inc. (a)(b)	129,142	1,163,569
Collectors Universe, Inc.	11,898	324,934
DeVry, Inc. (b)	100,916	3,819,671
Grand Canyon Education, Inc. (a)	72,594	5,456,165
Houghton Mifflin Harcourt Co. (a)	200,624	2,307,176
K12, Inc. (a)	54,658	1,030,303
Laureate Education, Inc. Class A	57,239	790,471
Liberty Tax, Inc.	10,857	152,541
Regis Corp. (a)	59,085	644,617
Sotheby's Class A (Ltd. vtg.) (a)(b)	79,619	3,770,756
Strayer Education, Inc.	17,175	1,489,244
Weight Watchers International, Inc. (a)(b)	44,889	937,282
		31,997,716
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd. Class A (a)	134,878	1,672,487
Biglari Holdings, Inc. (a)	1,718	732,950
BJ's Restaurants, Inc. (a)	34,297	1,546,795
Bloomin' Brands, Inc.	168,321	3,650,882
Bob Evans Farms, Inc.	32,109	2,142,955
Bojangles', Inc. (a)	15,584	342,069
Boyd Gaming Corp. (a)	133,243	3,021,951
Buffalo Wild Wings, Inc. (a)	26,232	4,132,852
Caesars Acquisition Co. (a)	76,751	1,339,305
Caesars Entertainment Corp. (a)(b)	90,967	1,009,734
Carrols Restaurant Group, Inc. (a)	55,789	781,046
Century Casinos, Inc. (a)	33,988	279,721
Churchill Downs, Inc.	21,825	3,640,410
Chuy's Holdings, Inc. (a)(b)	26,967	803,617
ClubCorp Holdings, Inc.	104,012	1,398,961
Cracker Barrel Old Country Store, Inc. (b)	30,977	4,962,206
Dave & Buster's Entertainment, Inc. (a)	61,178	3,916,004
Del Frisco's Restaurant Group, Inc. (a)	36,848	633,786
Del Taco Restaurants, Inc. (a)(b)	36,727	482,960
Denny's Corp. (a)	112,562	1,429,537
DineEquity, Inc.	28,448	1,608,450
El Pollo Loco Holdings, Inc. (a)(b)	32,197	404,072
Eldorado Resorts, Inc. (a)(b)	46,473	888,796
Empire Resorts, Inc. (a)(b)	5,073	126,825
Fiesta Restaurant Group, Inc. (a)	43,156	1,050,849
Fogo de Chao, Inc. (a)(b)	8,150	138,143
Golden Entertainment, Inc.	16,405	230,326
Habit Restaurants, Inc. Class A (a)	21,380	404,082
Ilg, Inc.	181,488	4,375,676
International Speedway Corp. Class A	42,887	1,591,108
Intrawest Resorts Holdings, Inc. (a)	25,577	603,106
Isle of Capri Casinos, Inc. (a)(b)	40,296	929,226
J. Alexanders Holdings, Inc. (a)	20,775	228,525
Jack in the Box, Inc.	52,752	5,379,121
Jamba, Inc. (a)(b)	20,146	171,644
Kona Grill, Inc. (a)	12,376	70,543
La Quinta Holdings, Inc. (a)	136,412	1,924,773
Lindblad Expeditions Holdings (a)	23,486	223,117
Luby's, Inc. (a)	28,702	84,384
Marcus Corp.	30,300	1,024,140
Marriott Vacations Worldwide Corp. (b)	36,175	3,985,762
Monarch Casino & Resort, Inc. (a)	16,892	497,807
Nathan's Famous, Inc. (a)	4,847	330,565
Noodles & Co. (a)(b)	19,758	115,584
Papa John's International, Inc. (b)	43,968	3,476,110
Penn National Gaming, Inc. (a)	134,434	2,484,340
Pinnacle Entertainment, Inc.	88,130	1,812,834
Planet Fitness, Inc. (b)	42,007	873,746
Potbelly Corp. (a)	37,861	528,161
Red Lion Hotels Corp. (a)	25,210	163,865
Red Robin Gourmet Burgers, Inc. (a)	20,923	1,229,226
Red Rock Resorts, Inc.	48,291	1,129,044
Ruby Tuesday, Inc. (a)	94,346	240,582
Ruth's Hospitality Group, Inc.	48,613	967,399
Scientific Games Corp. Class A (a)(b)	83,918	1,993,053
SeaWorld Entertainment, Inc.	108,164	1,896,115
Shake Shack, Inc. Class A (a)(b)	25,523	866,251
Sonic Corp. (b)	67,013	1,801,309
Speedway Motorsports, Inc.	18,799	339,322
Texas Roadhouse, Inc. Class A	106,934	5,013,066
The Cheesecake Factory, Inc. (b)	73,205	4,696,833
Wingstop, Inc.	25,520	751,054
Zoe's Kitchen, Inc. (a)(b)	30,333	547,511
		95,116,673
Household Durables - 1.3%
AV Homes, Inc. (a)(b)	19,528	342,716
Bassett Furniture Industries, Inc.	16,401	492,850
Beazer Homes U.S.A., Inc. (a)	49,973	620,165
Cavco Industries, Inc. (a)	13,758	1,633,763
Century Communities, Inc. (a)	26,263	716,980
CSS Industries, Inc.	13,665	360,209
Ethan Allen Interiors, Inc.	40,146	1,196,351
Flexsteel Industries, Inc.	10,327	548,570
GoPro, Inc. Class A (a)(b)	163,297	1,347,200
Green Brick Partners, Inc. (a)	38,875	400,413
Helen of Troy Ltd. (a)	45,297	4,257,918
Hooker Furniture Corp.	18,395	799,263
Hovnanian Enterprises, Inc. Class A (a)(b)	193,583	452,984
Installed Building Products, Inc. (a)	32,477	1,732,648
iRobot Corp. (a)(b)	43,362	3,457,686
KB Home	134,492	2,770,535
La-Z-Boy, Inc.	79,419	2,215,790
LGI Homes, Inc. (a)(b)	26,496	843,368
Libbey, Inc.	34,892	366,366
Lifetime Brands, Inc.	17,582	337,574
M.D.C. Holdings, Inc.	66,811	2,071,809
M/I Homes, Inc. (b)	38,546	1,046,909
Meritage Homes Corp. (a)	61,996	2,414,744
NACCO Industries, Inc. Class A	6,191	524,068
New Home Co. LLC (a)	20,269	236,337
Taylor Morrison Home Corp. (a)	64,297	1,485,261
TopBuild Corp. (a)	62,244	3,186,270
TRI Pointe Homes, Inc. (a)	240,278	2,991,461
UCP, Inc. (a)	12,843	147,052
Universal Electronics, Inc. (a)	22,967	1,591,613
William Lyon Homes, Inc. (a)(b)	39,158	861,476
Zagg, Inc. (a)	43,823	311,143
		41,761,492
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	41,403	445,082
Duluth Holdings, Inc. (a)	15,224	337,212
Etsy, Inc. (a)	169,591	1,824,799
FTD Companies, Inc. (a)	27,690	553,800
Gaia, Inc. Class A (a)	12,506	136,941
HSN, Inc.	50,683	1,870,203
Lands' End, Inc. (a)(b)	23,708	559,509
Liberty TripAdvisor Holdings, Inc. (a)	117,513	1,727,441
NutriSystem, Inc.	47,079	2,516,373
Overstock.com, Inc. (a)	20,997	364,298
PetMed Express, Inc. (b)	32,142	742,480
Shutterfly, Inc. (a)	55,795	2,895,761
Wayfair LLC Class A (a)(b)	51,012	2,331,759
		16,305,658
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	88,534	1,961,028
Callaway Golf Co.	151,441	1,794,576
Escalade, Inc.	16,372	218,566
JAKKS Pacific, Inc. (a)(b)	24,326	119,197
Johnson Outdoors, Inc. Class A	7,813	283,768
Malibu Boats, Inc. Class A (a)	28,688	660,972
Marine Products Corp.	15,638	187,030
MCBC Holdings, Inc. (a)	12,272	205,556
Nautilus, Inc. (a)	49,684	904,249
Sturm, Ruger & Co., Inc. (b)	28,044	1,695,260
		8,030,202
Media - 1.6%
AMC Entertainment Holdings, Inc. Class A	86,696	2,626,889
Central European Media Enterprises Ltd. Class A (a)(b)	121,695	498,950
Daily Journal Corp. (a)(b)	1,852	387,105
E.W. Scripps Co. Class A (a)(b)	96,154	2,142,311
Entercom Communications Corp. Class A (b)	41,244	521,737
Entravision Communication Corp. Class A	103,372	640,906
Eros International PLC (a)(b)	47,005	467,700
Gannett Co., Inc.	189,968	1,588,132
Global Eagle Entertainment, Inc. (a)(b)	74,356	230,504
Gray Television, Inc. (a)	103,876	1,521,783
Hemisphere Media Group, Inc. (a)	8,693	101,273
IMAX Corp. (a)(b)	95,303	2,906,742
Liberty Media Corp.:
Liberty Braves Class A (a)	15,245	378,533
Liberty Braves Class C (a)	50,527	1,238,922
Liberty Media Class A (a)(b)	36,644	1,242,598
Liberty Media Class C (a)(b)	74,802	2,619,566
Loral Space & Communications Ltd. (a)	21,190	812,637
MDC Partners, Inc. Class A (b)	88,691	793,784
Meredith Corp. (b)	60,583	3,547,135
MSG Network, Inc. Class A (a)	96,123	2,398,269
National CineMedia, Inc.	99,815	1,184,804
New Media Investment Group, Inc.	73,508	967,365
Nexstar Broadcasting Group, Inc. Class A	70,248	4,847,112
Radio One, Inc. Class D (non-vtg.) (a)	39,642	118,926
Reading International, Inc. Class A (a)	26,838	422,162
Saga Communications, Inc. Class A	5,860	300,325
Salem Communications Corp. Class A	19,007	145,404
Scholastic Corp.	43,802	1,893,560
Sinclair Broadcast Group, Inc. Class A	118,772	4,685,555
The New York Times Co. Class A	200,711	2,900,274
Time, Inc.	166,039	2,523,793
Townsquare Media, Inc. (a)	14,408	174,337
tronc, Inc. (a)	42,379	607,715
World Wrestling Entertainment, Inc. Class A (b)	58,417	1,251,876
		48,688,684
Multiline Retail - 0.2%
Big Lots, Inc. (b)	72,123	3,641,490
Fred's, Inc. Class A (b)	57,299	843,441
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	32,664	1,251,031
Sears Holdings Corp. (a)(b)	17,880	182,734
Tuesday Morning Corp. (a)	71,365	231,936
		6,150,632
Specialty Retail - 2.2%
Aarons, Inc. Class A	106,241	3,818,302
Abercrombie & Fitch Co. Class A (b)	110,516	1,325,087
America's Car Mart, Inc. (a)(b)	12,570	468,861
American Eagle Outfitters, Inc.	269,188	3,792,859
Armstrong Flooring, Inc. (a)	37,940	728,069
Asbury Automotive Group, Inc. (a)	32,215	1,971,558
Ascena Retail Group, Inc. (a)(b)	279,086	1,091,226
Barnes & Noble Education, Inc. (a)	63,706	663,179
Barnes & Noble, Inc.	102,313	874,776
Big 5 Sporting Goods Corp. (b)	28,190	434,126
Boot Barn Holdings, Inc. (a)(b)	21,181	224,730
Build-A-Bear Workshop, Inc. (a)	21,559	224,214
Caleres, Inc.	69,423	2,000,771
Chico's FAS, Inc.	210,915	2,914,845
Citi Trends, Inc.	22,888	430,066
Conn's, Inc. (a)(b)	32,230	567,248
Destination XL Group, Inc. (a)(b)	57,685	147,097
DSW, Inc. Class A (b)	109,022	2,248,034
Express, Inc. (a)	120,463	1,039,596
Finish Line, Inc. Class A	67,924	1,073,878
Five Below, Inc. (a)(b)	86,625	4,255,020
Francesca's Holdings Corp. (a)	62,002	978,392
Genesco, Inc. (a)(b)	31,509	1,679,430
GNC Holdings, Inc. (b)	111,307	865,968
Group 1 Automotive, Inc.	33,539	2,312,514
Guess?, Inc. (b)	99,296	1,108,143
Haverty Furniture Companies, Inc.	29,647	730,799
Hibbett Sports, Inc. (a)(b)	35,074	911,924
Kirkland's, Inc. (a)	23,451	275,784
Lithia Motors, Inc. Class A (sub. vtg.)	38,480	3,676,764
Lumber Liquidators Holdings, Inc. (a)(b)	42,615	1,046,198
MarineMax, Inc. (a)	40,125	816,544
Monro Muffler Brake, Inc. (b)	50,911	2,639,735
Office Depot, Inc.	834,647	4,148,196
Party City Holdco, Inc. (a)(b)	42,837	685,392
Pier 1 Imports, Inc.	130,664	880,675
Rent-A-Center, Inc. (b)	83,935	897,265
RH (a)(b)	55,362	2,655,715
Sears Hometown & Outlet Stores, Inc. (a)(b)	17,979	60,230
Select Comfort Corp. (a)(b)	69,875	2,159,138
Shoe Carnival, Inc.	21,174	537,184
Sonic Automotive, Inc. Class A (sub. vtg.)	45,930	900,228
Sportsman's Warehouse Holdings, Inc. (a)(b)	41,006	167,715
Stage Stores, Inc. (b)	40,650	117,072
Stein Mart, Inc. (b)	49,447	122,134
Tailored Brands, Inc. (b)	79,226	976,857
The Buckle, Inc. (b)	46,877	876,600
The Cato Corp. Class A (sub. vtg.)	41,700	940,752
The Children's Place Retail Stores, Inc. (b)	28,164	3,233,227
The Container Store Group, Inc. (a)(b)	25,340	104,401
Tile Shop Holdings, Inc.	52,769	1,126,618
Tilly's, Inc.	18,501	176,870
Vitamin Shoppe, Inc. (a)(b)	39,719	766,577
West Marine, Inc.	28,812	315,780
Winmark Corp.	3,594	463,985
Zumiez, Inc. (a)(b)	28,653	514,321
		70,162,669
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	43,605	2,468,915
Crocs, Inc. (a)	117,089	729,464
Culp, Inc.	17,133	549,969
Deckers Outdoor Corp. (a)	52,441	3,124,959
Delta Apparel, Inc. (a)	11,755	206,065
Fossil Group, Inc. (a)(b)	68,072	1,174,242
G-III Apparel Group Ltd. (a)(b)	69,594	1,649,378
Iconix Brand Group, Inc. (a)	67,996	475,972
Movado Group, Inc.	25,374	593,752
Oxford Industries, Inc.	24,716	1,433,034
Perry Ellis International, Inc. (a)	20,089	412,226
Sequential Brands Group, Inc. (a)(b)	62,369	210,184
Steven Madden Ltd. (a)	99,448	3,783,996
Superior Uniform Group, Inc.	12,996	237,047
Unifi, Inc. (a)	25,710	721,680
Vera Bradley, Inc. (a)(b)	32,226	294,868
Vince Holding Corp. (a)(b)	34,169	34,169
Wolverine World Wide, Inc.	156,642	3,776,639
		21,876,559

TOTAL CONSUMER DISCRETIONARY		381,634,843

CONSUMER STAPLES - 2.9%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	14,360	2,072,866
Coca-Cola Bottling Co. Consolidated (b)	7,654	1,621,576
Craft Brew Alliance, Inc. (a)	20,081	273,102
MGP Ingredients, Inc. (b)	20,314	1,063,641
National Beverage Corp. (b)	18,927	1,676,743
Primo Water Corp. (a)	35,540	425,414
		7,133,342
Food & Staples Retailing - 0.6%
AdvancePierre Foods Holdings, Inc.	34,863	1,416,135
Andersons, Inc.	43,708	1,632,494
Chefs' Warehouse Holdings (a)	30,721	419,342
Ingles Markets, Inc. Class A	22,510	1,051,217
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	14,504	158,674
Performance Food Group Co. (a)	60,693	1,511,256
PriceSmart, Inc.	32,535	2,828,918
Smart & Final Stores, Inc. (a)(b)	36,737	433,497
SpartanNash Co.	59,927	2,205,314
SUPERVALU, Inc. (a)	427,645	1,753,345
United Natural Foods, Inc. (a)(b)	80,293	3,334,568
Village Super Market, Inc. Class A	11,651	307,470
Weis Markets, Inc.	15,655	905,016
		17,957,246
Food Products - 1.3%
Alico, Inc.	4,312	129,144
Amplify Snack Brands, Inc. (a)(b)	46,445	418,005
B&G Foods, Inc. Class A (b)	106,305	4,464,810
Cal-Maine Foods, Inc. (b)	50,100	1,891,275
Calavo Growers, Inc. (b)	25,097	1,646,363
Darling International, Inc. (a)	265,176	4,012,113
Dean Foods Co.	147,914	2,919,822
Farmer Brothers Co. (a)	12,854	456,317
Fresh Del Monte Produce, Inc.	52,177	3,198,450
Freshpet, Inc. (a)(b)	35,509	417,231
Inventure Foods, Inc. (a)	30,058	111,215
J&J Snack Foods Corp.	24,219	3,259,393
John B. Sanfilippo & Son, Inc. (b)	13,832	1,016,652
Lancaster Colony Corp.	30,367	3,823,205
Landec Corp. (a)	42,512	584,540
Lifeway Foods, Inc. (a)	7,508	72,077
Limoneira Co.	18,649	385,661
Omega Protein Corp.	35,516	715,647
Sanderson Farms, Inc. (b)	32,319	3,741,894
Seaboard Corp.	431	1,824,858
Seneca Foods Corp. Class A (a)	11,008	409,498
Snyders-Lance, Inc.	129,891	4,579,957
Tootsie Roll Industries, Inc. (b)	28,928	1,080,461
		41,158,588
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	16,544	625,363
Central Garden & Pet Co. Class A (non-vtg.) (a)	53,918	1,899,531
HRG Group, Inc. (a)	190,608	3,814,066
Oil-Dri Corp. of America	7,856	319,661
Orchids Paper Products Co. (b)	14,578	354,974
WD-40 Co. (b)	22,786	2,389,112
		9,402,707
Personal Products - 0.3%
Avon Products, Inc. (a)	709,512	3,441,133
elf Beauty, Inc. (b)	15,389	419,350
Inter Parfums, Inc.	28,583	1,084,725
LifeVantage Corp. (a)(b)	21,851	108,381
MediFast, Inc.	17,055	789,988
Natural Health Trends Corp. (b)	11,796	338,309
Nature's Sunshine Products, Inc.	12,004	121,240
Nutraceutical International Corp.	13,151	416,887
Revlon, Inc. (a)	18,863	489,495
Synutra International, Inc. (a)(b)	33,553	202,157
USANA Health Sciences, Inc. (a)	17,019	967,530
		8,379,195
Tobacco - 0.2%
Alliance One International, Inc. (a)	13,261	182,339
Turning Point Brands, Inc.	9,490	150,037
Universal Corp.	39,920	2,932,124
Vector Group Ltd. (b)	149,346	3,243,795
		6,508,295

TOTAL CONSUMER STAPLES		90,539,373

ENERGY - 3.0%
Energy Equipment & Services - 0.9%
Archrock, Inc.	112,862	1,331,772
Atwood Oceanics, Inc. (a)(b)	122,804	961,555
Bristow Group, Inc. (b)	54,981	735,096
Carbo Ceramics, Inc. (a)(b)	35,455	243,576
Dawson Geophysical Co. (a)	32,153	161,730
Era Group, Inc. (a)	31,076	394,976
Exterran Corp. (a)	51,425	1,407,502
Fairmount Santrol Holidings, Inc. (a)(b)	144,347	744,831
Forum Energy Technologies, Inc. (a)(b)	102,643	1,734,667
Geospace Technologies Corp. (a)	20,749	343,188
Helix Energy Solutions Group, Inc. (a)	223,719	1,369,160
Hornbeck Offshore Services, Inc. (a)(b)	51,647	176,116
Independence Contract Drilling, Inc. (a)	47,702	219,906
Mammoth Energy Services, Inc.	12,533	241,887
Matrix Service Co. (a)	43,483	510,925
McDermott International, Inc. (a)	389,392	2,546,624
Natural Gas Services Group, Inc. (a)	19,610	537,314
Newpark Resources, Inc. (a)	134,068	1,025,620
Oil States International, Inc. (a)	83,379	2,480,525
Parker Drilling Co. (a)	212,508	350,638
PHI, Inc. (non-vtg.) (a)	18,694	219,281
Pioneer Energy Services Corp. (a)	118,390	361,090
RigNet, Inc. (a)	20,102	393,999
SEACOR Holdings, Inc. (a)(b)	26,053	1,710,640
Seadrill Ltd. (a)(b)	600,475	414,208
Tesco Corp. (a)	73,554	481,779
TETRA Technologies, Inc. (a)	180,482	601,005
Tidewater, Inc. (a)(b)	75,063	65,793
U.S. Silica Holdings, Inc. (b)	120,432	4,997,928
Unit Corp. (a)	82,219	1,766,886
Willbros Group, Inc. (a)	67,500	185,625
		28,715,842
Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp. (a)	232,260	434,326
Adams Resources & Energy, Inc.	3,893	158,134
Alon U.S.A. Energy, Inc.	50,118	605,927
Ardmore Shipping Corp. (b)	44,787	347,099
Bill Barrett Corp. (a)(b)	97,820	375,629
California Resources Corp. (a)(b)	51,609	603,825
Callon Petroleum Co. (a)(b)	300,623	3,559,376
Carrizo Oil & Gas, Inc. (a)(b)	100,429	2,525,789
Clean Energy Fuels Corp. (a)	165,638	404,157
Cobalt International Energy, Inc. (a)(b)	647,706	253,318
Contango Oil & Gas Co. (a)	35,543	254,488
CVR Energy, Inc. (b)	25,127	550,030
Delek U.S. Holdings, Inc.	99,842	2,403,197
Denbury Resources, Inc. (a)(b)	563,757	1,251,541
DHT Holdings, Inc.	145,748	698,133
Dorian Lpg Ltd. (a)(b)	38,489	349,865
Earthstone Energy, Inc. (a)(b)	4,556	61,369
Eclipse Resources Corp. (a)	90,603	182,112
EP Energy Corp. (a)(b)	61,455	277,777
Erin Energy Corp. (a)(b)	23,157	47,472
Evolution Petroleum Corp.	38,791	310,328
EXCO Resources, Inc. (a)(b)	221,560	108,564
Frontline Ltd. (NY Shares) (b)	111,123	738,968
GasLog Ltd. (b)	67,144	940,016
Gener8 Maritime, Inc. (a)	62,327	334,696
Golar LNG Ltd. (b)	155,500	3,966,805
Green Plains, Inc. (b)	58,778	1,351,894
International Seaways, Inc. (a)	25,523	493,360
Isramco, Inc. (a)(b)	1,035	118,094
Jagged Peak Energy, Inc. (b)	50,771	565,589
Jones Energy, Inc. (b)	98,318	196,636
Matador Resources Co. (a)(b)	143,549	3,112,142
Navios Maritime Acquisition Corp.	128,031	216,372
Nordic American Tanker Shipping Ltd. (b)	159,333	1,322,464
Northern Oil & Gas, Inc. (a)(b)	74,164	166,869
Oasis Petroleum, Inc. (a)	376,983	4,501,177
Overseas Shipholding Group, Inc. (a)	61,303	223,143
Pacific Ethanol, Inc. (a)	45,535	309,638
Panhandle Royalty Co. Class A	25,030	474,319
Par Pacific Holdings, Inc. (a)(b)	50,062	819,515
PDC Energy, Inc. (a)	90,714	5,010,134
Ramaco Resources, Inc. (b)	9,613	74,597
Renewable Energy Group, Inc. (a)(b)	62,373	651,798
Rex American Resources Corp. (a)(b)	9,201	871,151
Ring Energy, Inc. (a)	67,099	805,188
RSP Permian, Inc. (a)	158,946	6,047,895
Sanchez Energy Corp. (a)(b)	109,137	844,720
Scorpio Tankers, Inc. (b)	264,050	1,161,820
SemGroup Corp. Class A	107,258	3,571,691
Ship Finance International Ltd. (NY Shares) (b)	97,069	1,363,819
Src Energy, Inc. (a)(b)	300,266	2,264,006
Teekay Corp.	79,862	693,202
Teekay Tankers Ltd.	184,698	378,631
W&T Offshore, Inc. (a)(b)	56,354	114,962
Western Refining, Inc.	130,419	4,498,151
Westmoreland Coal Co. (a)	29,235	311,645
WildHorse Resource Development Corp. (b)	31,794	346,873
		64,624,436

TOTAL ENERGY		93,340,278

FINANCIALS - 19.2%
Banks - 11.2%
1st Source Corp.	25,408	1,227,460
Access National Corp.	22,919	649,295
ACNB Corp.	9,009	278,829
Allegiance Bancshares, Inc. (a)	17,469	682,164
American National Bankshares, Inc.	13,105	503,232
Ameris Bancorp	58,727	2,766,042
Ames National Corp.	12,803	395,613
Arrow Financial Corp.	18,067	618,795
Atlantic Capital Bancshares, Inc. (a)	27,597	540,901
Banc of California, Inc. (b)	78,905	1,712,239
BancFirst Corp.	12,751	1,224,734
Banco Latinoamericano de Comercio Exterior SA Series E	49,310	1,414,211
Bancorp, Inc., Delaware (a)	79,838	514,955
BancorpSouth, Inc.	139,736	4,254,961
Bank of Marin Bancorp	9,492	599,420
Bank of the Ozarks, Inc. (b)	143,117	6,793,764
Bankwell Financial Group, Inc.	9,109	329,199
Banner Corp.	48,865	2,697,348
Bar Harbor Bankshares	24,416	751,769
Berkshire Hills Bancorp, Inc.	54,149	2,030,588
Blue Hills Bancorp, Inc.	39,254	710,497
BNC Bancorp	65,673	2,196,762
Boston Private Financial Holdings, Inc.	132,248	2,063,069
Bridge Bancorp, Inc.	30,482	1,104,973
Brookline Bancorp, Inc., Delaware	111,957	1,628,974
Bryn Mawr Bank Corp.	27,216	1,167,566
C & F Financial Corp.	5,094	254,700
California First National Bancorp	2,478	40,887
Camden National Corp.	24,818	1,060,970
Capital Bank Financial Corp. Series A	39,360	1,633,440
Capital City Bank Group, Inc.	18,231	375,741
Capstar Financial Holdings, Inc.	5,128	90,458
Carolina Financial Corp.	19,424	599,425
Cascade Bancorp (a)	50,602	378,503
Cathay General Bancorp	119,981	4,565,277
Centerstate Banks of Florida, Inc.	79,062	1,994,734
Central Pacific Financial Corp.	49,417	1,545,764
Central Valley Community Bancorp	13,941	316,600
Century Bancorp, Inc. Class A (non-vtg.)	4,853	305,982
Chemical Financial Corp.	106,685	5,062,203
Chemung Financial Corp. (b)	5,045	191,660
Citizens & Northern Corp.	18,692	434,589
City Holding Co.	23,694	1,684,406
CNB Financial Corp., Pennsylvania	23,290	556,398
CoBiz, Inc.	59,254	973,543
Codorus Valley Bancorp, Inc.	13,204	382,784
Columbia Banking Systems, Inc.	93,788	3,705,564
Community Bank System, Inc.	69,489	3,887,910
Community Trust Bancorp, Inc.	25,056	1,126,267
ConnectOne Bancorp, Inc.	48,899	1,085,558
County Bancorp, Inc.	7,650	209,993
CU Bancorp (a)	26,171	975,524
Customers Bancorp, Inc. (a)	44,381	1,372,704
CVB Financial Corp.	163,043	3,511,946
Eagle Bancorp, Inc. (a)	49,545	2,967,746
Enterprise Bancorp, Inc.	14,563	509,851
Enterprise Financial Services Corp.	35,410	1,496,073
Equity Bancshares, Inc. (a)	10,965	346,165
Farmers Capital Bank Corp.	11,732	486,878
Farmers National Banc Corp.	39,532	565,308
FCB Financial Holdings, Inc. Class A (a)	48,497	2,291,483
Fidelity Southern Corp.	33,701	758,947
Financial Institutions, Inc.	23,333	781,656
First Bancorp, North Carolina	37,539	1,127,672
First Bancorp, Puerto Rico (a)	188,896	1,110,708
First Busey Corp.	50,274	1,505,706
First Business Finance Services, Inc.	12,622	335,367
First Citizen Bancshares, Inc.	12,295	4,279,398
First Commonwealth Financial Corp.	142,235	1,836,254
First Community Bancshares, Inc.	24,888	658,536
First Community Financial Partners, Inc. (a)	21,748	283,811
First Connecticut Bancorp, Inc.	22,947	612,685
First Financial Bancorp, Ohio	99,296	2,745,534
First Financial Bankshares, Inc. (b)	103,303	4,126,955
First Financial Corp., Indiana	16,659	812,959
First Financial Northwest, Inc.	11,915	186,827
First Foundation, Inc. (a)	42,017	659,667
First Internet Bancorp	9,702	286,694
First Interstate Bancsystem, Inc.	32,026	1,208,982
First Merchants Corp.	65,974	2,730,004
First Mid-Illinois Bancshares, Inc.	12,659	412,810
First Midwest Bancorp, Inc., Delaware	143,453	3,257,818
First NBC Bank Holding Co. (a)(b)	24,831	65,802
First Northwest Bancorp (a)	16,671	274,405
First of Long Island Corp.	35,026	952,707
Flushing Financial Corp.	45,305	1,335,591
FNB Corp., Pennsylvania	510,650	7,271,656
Franklin Financial Network, Inc. (a)	18,882	765,665
Fulton Financial Corp.	275,285	5,079,008
German American Bancorp, Inc.	34,698	1,140,870
Glacier Bancorp, Inc.	123,099	4,158,284
Great Southern Bancorp, Inc.	17,510	878,127
Great Western Bancorp, Inc.	95,498	3,934,518
Green Bancorp, Inc. (a)	32,861	591,498
Guaranty Bancorp	27,734	697,510
Hancock Holding Co.	135,485	6,327,150
Hanmi Financial Corp.	51,208	1,487,592
HarborOne Bancorp, Inc.	23,429	487,792
Heartland Financial U.S.A., Inc.	38,002	1,824,096
Heritage Commerce Corp.	41,829	597,318
Heritage Financial Corp., Washington	47,942	1,265,669
Hilltop Holdings, Inc.	120,905	3,362,368
Home Bancshares, Inc.	195,565	4,977,129
HomeTrust Bancshares, Inc. (a)	27,527	688,175
Hope Bancorp, Inc.	206,805	3,786,600
Horizon Bancorp Industries	31,858	859,847
IBERIABANK Corp.	81,601	6,475,039
Independent Bank Corp.	32,469	724,059
Independent Bank Corp., Massachusetts	41,961	2,656,131
Independent Bank Group, Inc.	21,107	1,269,586
International Bancshares Corp.	88,889	3,324,449
Investors Bancorp, Inc.	474,724	6,574,927
Lakeland Bancorp, Inc.	66,530	1,294,009
Lakeland Financial Corp.	39,142	1,787,224
LCNB Corp.	14,012	310,366
LegacyTexas Financial Group, Inc.	71,932	2,719,749
Live Oak Bancshares, Inc. (b)	31,744	766,618
Macatawa Bank Corp.	42,482	406,553
MainSource Financial Group, Inc.	37,711	1,289,716
MB Financial, Inc.	122,469	5,206,157
MBT Financial Corp.	29,402	329,302
Mercantile Bank Corp.	26,055	876,230
Merchants Bancshares, Inc.	10,394	517,621
Midland States Bancorp, Inc.	6,012	207,414
MidWestOne Financial Group, Inc.	13,109	454,882
MutualFirst Financial, Inc.	8,110	267,225
National Bank Holdings Corp.	38,985	1,230,756
National Bankshares, Inc. (b)	10,932	459,691
National Commerce Corp. (a)	14,304	553,565
NBT Bancorp, Inc.	68,959	2,632,855
Nicolet Bankshares, Inc. (a)	12,133	598,157
Northrim Bancorp, Inc.	10,706	342,592
OFG Bancorp	70,698	827,167
Old Line Bancshares, Inc.	13,268	368,320
Old National Bancorp, Indiana	213,161	3,581,105
Old Second Bancorp, Inc.	45,728	548,736
Opus Bank	27,251	614,510
Orrstown Financial Services, Inc.	11,815	253,432
Pacific Continental Corp.	33,784	844,600
Pacific Mercantile Bancorp (a)	24,579	190,487
Pacific Premier Bancorp, Inc. (a)	57,484	2,101,040
Park National Corp.	21,525	2,269,381
Park Sterling Corp.	81,971	1,008,243
Peapack-Gladstone Financial Corp.	25,588	820,351
Penns Woods Bancorp, Inc.	7,402	308,663
People's Utah Bancorp	21,102	557,093
Peoples Bancorp, Inc.	25,734	861,574
Peoples Financial Services Corp.	10,906	490,116
Pinnacle Financial Partners, Inc.	75,636	4,840,704
Preferred Bank, Los Angeles	19,771	1,047,665
Premier Financial Bancorp, Inc.	14,924	319,821
PrivateBancorp, Inc.	126,450	7,305,017
Prosperity Bancshares, Inc.	108,191	7,270,435
QCR Holdings, Inc.	19,577	892,711
Renasant Corp.	69,721	2,956,170
Republic Bancorp, Inc., Kentucky Class A	15,418	554,740
Republic First Bancorp, Inc. (a)(b)	79,878	686,951
S&T Bancorp, Inc.	55,777	2,005,741
Sandy Spring Bancorp, Inc.	38,325	1,657,556
Seacoast Banking Corp., Florida (a)	51,523	1,246,857
ServisFirst Bancshares, Inc. (b)	74,492	2,815,798
Shore Bancshares, Inc.	19,837	329,096
Sierra Bancorp	18,552	465,099
Simmons First National Corp. Class A	47,754	2,609,756
South State Corp.	42,307	3,729,362
Southern First Bancshares, Inc. (a)	9,237	311,287
Southern National Bancorp of Virginia, Inc.	17,897	325,904
Southside Bancshares, Inc.	43,253	1,501,744
Southwest Bancorp, Inc., Oklahoma	29,480	765,006
State Bank Financial Corp.	56,787	1,525,299
Sterling Bancorp	204,517	4,755,020
Stock Yards Bancorp, Inc.	34,762	1,425,242
Stonegate Bank	19,609	900,053
Summit Financial Group, Inc.	14,548	318,165
Sun Bancorp, Inc.	17,121	427,169
Texas Capital Bancshares, Inc. (a)	80,390	6,117,679
The Bank of NT Butterfield & Son Ltd.	19,684	654,493
The First Bancorp, Inc.	16,201	436,941
Tompkins Financial Corp.	23,782	1,966,058
TowneBank	90,235	2,928,126
Trico Bancshares	33,116	1,174,293
TriState Capital Holdings, Inc. (a)	35,538	884,896
Triumph Bancorp, Inc. (a)	24,631	551,734
Trustmark Corp.	108,889	3,617,293
UMB Financial Corp.	72,657	5,266,906
Umpqua Holdings Corp.	354,631	6,266,330
Union Bankshares Corp.	70,386	2,410,017
Union Bankshares, Inc. (b)	5,973	251,165
United Bankshares, Inc., West Virginia (b)	148,541	5,926,786
United Community Bank, Inc.	113,287	3,098,399
Univest Corp. of Pennsylvania	40,203	1,218,151
Valley National Bancorp	395,580	4,652,021
Veritex Holdings, Inc. (a)	18,579	500,518
Washington Trust Bancorp, Inc.	24,487	1,204,760
WashingtonFirst Bankshares, Inc.	13,560	381,443
Webster Financial Corp.	148,314	7,535,834
WesBanco, Inc.	65,344	2,601,345
West Bancorp., Inc.	25,335	590,306
Westamerica Bancorp. (b)	40,172	2,210,263
Wintrust Financial Corp.	83,043	5,884,427
Xenith Bankshares, Inc. (a)	11,889	321,241
		348,932,245
Capital Markets - 1.4%
Arlington Asset Investment Corp. (b)	35,628	518,744
Associated Capital Group, Inc.	7,141	240,295
B. Riley Financial, Inc.	14,780	222,439
BGC Partners, Inc. Class A	347,259	3,951,807
Cohen & Steers, Inc.	33,768	1,347,343
Cowen Group, Inc. Class A (a)(b)	40,534	644,491
Diamond Hill Investment Group, Inc.	4,933	997,206
Evercore Partners, Inc. Class A	63,020	4,647,725
FBR & Co.	9,716	175,860
Fifth Street Asset Management, Inc. Class A	8,089	38,018
Financial Engines, Inc. (b)	86,466	3,674,805
Gain Capital Holdings, Inc.	59,200	419,728
GAMCO Investors, Inc. Class A	7,040	202,048
Greenhill & Co., Inc.	45,026	1,139,158
Hennessy Advisors, Inc.	6,764	115,056
Houlihan Lokey	34,031	1,141,400
INTL FCStone, Inc. (a)	24,332	908,800
Investment Technology Group, Inc.	53,698	1,069,127
Janus Capital Group, Inc.	232,223	3,172,166
KCG Holdings, Inc. Class A (a)	60,989	1,213,681
Ladenburg Thalmann Financial Services, Inc. (a)	164,679	457,808
Manning & Napier, Inc. Class A	23,624	137,019
Medley Management, Inc.	9,842	75,783
Moelis & Co. Class A	38,087	1,397,793
OM Asset Management Ltd.	64,402	1,002,095
Oppenheimer Holdings, Inc. Class A (non-vtg.)	15,759	272,631
Paragon Commercial Corp.	1,406	77,288
Piper Jaffray Companies	23,577	1,475,920
PJT Partners, Inc. (b)	28,762	996,891
Pzena Investment Management, Inc.	23,280	239,551
Safeguard Scientifics, Inc. (a)(b)	31,968	405,994
Silvercrest Asset Management Group Class A	10,429	142,356
Stifel Financial Corp. (a)	103,769	5,071,191
Value Line, Inc.	1,916	33,492
Virtu Financial, Inc. Class A (b)	40,011	616,169
Virtus Investment Partners, Inc.	8,365	890,036
Waddell & Reed Financial, Inc. Class A (b)	128,043	2,303,494
Westwood Holdings Group, Inc.	13,142	733,324
Wins Finance Holdings, Inc. (a)(b)	2,087	95,668
WisdomTree Investments, Inc. (b)	185,292	1,547,188
		43,811,588
Consumer Finance - 0.6%
Encore Capital Group, Inc. (a)(b)	38,644	1,288,777
Enova International, Inc. (a)	43,364	615,769
EZCORP, Inc. (non-vtg.) Class A (a)	80,338	727,059
First Cash Financial Services, Inc.	76,962	3,998,176
Green Dot Corp. Class A (a)	68,977	2,365,221
LendingClub Corp. (a)(b)	530,661	3,104,367
Nelnet, Inc. Class A	33,143	1,491,766
PRA Group, Inc. (a)(b)	74,593	2,401,895
Regional Management Corp. (a)	17,905	355,056
World Acceptance Corp. (a)(b)	9,586	507,099
		16,855,185
Diversified Financial Services - 0.2%
Acushnet Holdings Corp. (b)	35,791	653,544
At Home Group, Inc.	13,293	232,760
Camping World Holdings, Inc. (b)	19,097	590,479
Cotiviti Holdings, Inc.	20,426	853,603
FB Financial Corp. (b)	10,701	387,804
Jeld-Wen Holding, Inc.	40,856	1,349,474
Marlin Business Services Corp.	13,193	335,762
Myovant Sciences Ltd. (b)	16,923	219,830
NewStar Financial, Inc.	36,166	388,423
On Deck Capital, Inc. (a)(b)	76,215	362,021
PICO Holdings, Inc. (a)	34,780	559,958
Quantenna Communications, Inc. (b)	10,786	198,462
Ra Pharmaceuticals, Inc.	13,045	307,862
Senseonics Holdings, Inc. (a)	44,310	74,884
Smart Sand, Inc. (b)	18,804	229,033
Tiptree, Inc.	35,827	252,580
		6,996,479
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	73,029	1,418,953
American Equity Investment Life Holding Co.	138,338	3,281,377
Amerisafe, Inc.	30,720	1,767,936
Argo Group International Holdings, Ltd.	46,605	3,073,600
Atlas Financial Holdings, Inc. (a)	16,886	218,674
Baldwin & Lyons, Inc. Class B	14,360	351,820
Blue Capital Reinsurance Holdings Ltd.	9,479	179,153
Citizens, Inc. Class A (a)(b)	73,844	520,600
CNO Financial Group, Inc.	289,242	6,094,329
Crawford & Co. Class B	18,752	204,584
Donegal Group, Inc. Class A	13,328	222,044
eHealth, Inc. (a)	28,637	406,073
EMC Insurance Group	13,677	392,256
Employers Holdings, Inc.	51,971	2,078,840
Enstar Group Ltd. (a)	18,388	3,581,982
FBL Financial Group, Inc. Class A	16,161	1,074,707
Federated National Holding Co.	19,979	321,262
Fidelity & Guaranty Life (b)	18,950	539,128
FNFV Group (a)	106,009	1,452,323
Genworth Financial, Inc. Class A (a)	810,369	3,273,891
Global Indemnity Ltd. (a)	13,566	550,101
Greenlight Capital Re, Ltd. (a)	47,879	1,031,792
Hallmark Financial Services, Inc. (a)	22,288	234,247
HCI Group, Inc. (b)	14,101	672,477
Heritage Insurance Holdings, Inc.	42,207	510,705
Horace Mann Educators Corp.	65,691	2,538,957
Independence Holding Co.	10,516	199,278
Infinity Property& Casualty Corp.	17,519	1,738,761
Investors Title Co.	2,273	405,094
James River Group Holdings Ltd.	23,155	1,008,632
Kemper Corp.	64,226	2,527,293
Kinsale Capital Group, Inc.	10,630	384,381
Maiden Holdings Ltd.	111,347	1,375,135
MBIA, Inc. (a)(b)	211,056	1,772,870
National General Holdings Corp.	78,129	1,776,653
National Western Life Group, Inc.	3,687	1,129,107
Navigators Group, Inc.	36,493	1,972,447
OneBeacon Insurance Group Ltd.	31,831	507,704
Patriot National, Inc. (b)	17,263	49,890
Primerica, Inc. (b)	75,811	6,352,962
RLI Corp.	61,537	3,521,147
Safety Insurance Group, Inc.	23,442	1,697,201
Selective Insurance Group, Inc.	91,735	4,843,608
State Auto Financial Corp.	24,676	663,044
State National Companies, Inc.	48,515	711,715
Stewart Information Services Corp.	36,957	1,753,240
Third Point Reinsurance Ltd. (a)	106,135	1,284,234
Trupanion, Inc. (a)(b)	22,884	363,627
United Fire Group, Inc.	35,068	1,542,992
United Insurance Holdings Corp.	27,275	416,217
Universal Insurance Holdings, Inc. (b)	52,941	1,379,113
WMI Holdings Corp. (a)	322,694	484,041
		75,852,197
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	46,031	872,287
Altisource Residential Corp. Class B	84,960	1,221,725
American Capital Mortgage Investment Corp.	74,978	1,349,604
Anworth Mortgage Asset Corp.	151,576	888,235
Apollo Commercial Real Estate Finance, Inc. (b)	130,759	2,522,341
Ares Commercial Real Estate Corp.	44,910	621,105
Armour Residential REIT, Inc. (b)	60,071	1,445,909
Capstead Mortgage Corp.	153,242	1,707,116
CYS Investments, Inc.	243,582	2,077,754
Dynex Capital, Inc.	72,935	504,710
Great Ajax Corp.	23,794	323,598
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	78,190	1,713,925
Invesco Mortgage Capital, Inc.	181,851	2,965,990
Ladder Capital Corp. Class A	70,578	1,032,556
New Residential Investment Corp.	480,928	8,017,070
New York Mortgage Trust, Inc. (b)	174,613	1,119,269
Orchid Island Capital, Inc. (b)	49,125	520,725
Owens Realty Mortgage, Inc.	16,160	293,466
PennyMac Mortgage Investment Trust	110,144	1,969,375
Redwood Trust, Inc.	122,884	2,097,630
Resource Capital Corp.	48,089	449,632
Western Asset Mortgage Capital Corp.	64,881	683,197
		34,397,219
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	11,029	581,780
Thrifts & Mortgage Finance - 2.3%
Astoria Financial Corp.	148,752	3,033,053
Bank Mutual Corp.	64,940	597,448
BankFinancial Corp.	24,330	359,597
Bear State Financial, Inc.	26,573	249,255
Beneficial Bancorp, Inc.	113,810	1,820,960
BofI Holding, Inc. (a)(b)	96,914	2,315,275
BSB Bancorp, Inc. (a)	13,367	389,648
Capitol Federal Financial, Inc.	203,443	2,976,371
Charter Financial Corp.	21,667	397,589
Clifton Bancorp, Inc.	34,929	583,314
Dime Community Bancshares, Inc.	51,234	996,501
ESSA Bancorp, Inc.	13,065	197,673
Essent Group Ltd. (a)	120,396	4,455,856
EverBank Financial Corp.	163,765	3,193,418
Farmer Mac Class C (non-vtg.)	13,813	788,032
First Defiance Financial Corp.	15,945	855,290
Flagstar Bancorp, Inc. (a)	34,126	997,844
Greene County Bancorp, Inc. (b)	4,252	105,237
Hingham Institution for Savings	2,303	413,365
Home Bancorp, Inc.	9,385	348,559
HomeStreet, Inc. (a)	41,444	1,077,544
Impac Mortgage Holdings, Inc. (a)(b)	16,729	239,225
Kearny Financial Corp.	140,057	2,044,832
Lendingtree, Inc. (a)(b)	10,288	1,449,579
Meridian Bancorp, Inc. Maryland	78,016	1,369,181
Meta Financial Group, Inc.	13,369	1,135,028
MGIC Investment Corp. (a)	549,339	5,790,033
Nationstar Mortgage Holdings, Inc. (a)(b)	52,679	848,659
NMI Holdings, Inc. (a)	79,581	923,140
Northfield Bancorp, Inc.	68,553	1,260,004
Northwest Bancshares, Inc.	154,209	2,488,933
OceanFirst Financial Corp.	41,788	1,155,438
Ocwen Financial Corp. (a)(b)	159,811	365,967
Oritani Financial Corp. (b)	62,871	1,065,663
PennyMac Financial Services, Inc. (a)	21,604	356,466
PHH Corp. (a)	85,714	1,105,711
Provident Bancorp, Inc. (a)	6,417	136,682
Provident Financial Holdings, Inc.	9,698	186,493
Provident Financial Services, Inc.	99,000	2,543,310
Radian Group, Inc.	347,533	5,866,357
SI Financial Group, Inc.	21,144	316,103
Southern Missouri Bancorp, Inc.	9,741	324,375
Territorial Bancorp, Inc.	12,062	373,319
Trustco Bank Corp., New York	145,163	1,154,046
United Community Financial Corp.	73,474	627,468
United Financial Bancorp, Inc. New	81,635	1,409,836
Walker & Dunlop, Inc. (a)	44,531	1,997,215
Walter Investment Management Corp. (a)(b)	29,506	31,571
Washington Federal, Inc.	146,573	4,939,510
Waterstone Financial, Inc.	42,241	802,579
Westfield Financial, Inc.	39,908	419,034
WSFS Financial Corp.	46,557	2,197,490
		71,075,076

TOTAL FINANCIALS		598,501,769

HEALTH CARE - 12.9%
Biotechnology - 4.9%
Acceleron Pharma, Inc. (a)(b)	44,494	1,469,192
Achillion Pharmaceuticals, Inc. (a)	186,170	634,840
Acorda Therapeutics, Inc. (a)	69,867	1,128,352
Adamas Pharmaceuticals, Inc. (a)(b)	26,596	435,642
Aduro Biotech, Inc. (a)	59,317	572,409
Advaxis, Inc. (a)(b)	56,931	487,329
Adverum Biotechnologies, Inc. (a)	36,600	104,310
Aevi Genomic Medicine, Inc. (a)	43,039	68,862
Agenus, Inc. (a)(b)	116,086	416,749
Aimmune Therapeutics, Inc. (a)(b)	42,956	835,065
Akebia Therapeutics, Inc. (a)	58,225	767,406
Alder Biopharmaceuticals, Inc. (a)(b)	76,143	1,526,667
AMAG Pharmaceuticals, Inc. (a)(b)	56,604	1,381,138
Amicus Therapeutics, Inc. (a)(b)	230,394	1,769,426
AnaptysBio, Inc.	8,104	216,215
Anavex Life Sciences Corp. (a)(b)	51,865	292,000
Anthera Pharmaceuticals, Inc. (a)(b)	122,029	40,270
Applied Genetic Technologies Corp. (a)	20,177	112,991
Aptevo Therapeutics, Inc. (a)	25,071	50,142
Ardelyx, Inc. (a)	50,945	682,663
Arena Pharmaceuticals, Inc. (a)	477,260	639,528
Argos Therapeutics, Inc. (a)(b)	21,722	9,340
Array BioPharma, Inc. (a)(b)	270,362	2,344,039
Arrowhead Pharmaceuticals, Inc. (a)(b)	108,397	168,015
Asterias Biotherapeutics, Inc. (b)	40,411	149,521
Atara Biotherapeutics, Inc. (a)(b)	36,908	631,127
Athersys, Inc. (a)(b)	157,223	232,690
Audentes Therapeutics, Inc.	12,048	179,515
Axovant Sciences Ltd. (a)(b)	39,640	960,874
Bellicum Pharmaceuticals, Inc. (a)(b)	41,860	559,668
BioCryst Pharmaceuticals, Inc. (a)(b)	129,252	819,458
Biospecifics Technologies Corp. (a)	8,867	503,025
BioTime, Inc. (a)(b)	118,618	403,301
bluebird bio, Inc. (a)(b)	65,798	5,852,732
Blueprint Medicines Corp. (a)	46,310	2,157,120
Cara Therapeutics, Inc. (a)(b)	40,505	643,624
Celldex Therapeutics, Inc. (a)(b)	151,791	505,464
Cellular Biomedicine Group, Inc. (a)(b)	18,935	204,498
ChemoCentryx, Inc. (a)(b)	36,599	264,977
Chimerix, Inc. (a)	67,849	405,737
Cidara Therapeutics, Inc. (a)(b)	20,534	159,139
Clovis Oncology, Inc. (a)	59,358	3,436,235
Coherus BioSciences, Inc. (a)(b)	57,684	1,107,533
Concert Pharmaceuticals, Inc. (a)	26,189	415,619
Corvus Pharmaceuticals, Inc. (a)	5,272	52,351
Curis, Inc. (a)	177,319	429,112
Cytokinetics, Inc. (a)	58,667	962,139
CytomX Therapeutics, Inc. (a)	32,452	509,821
CytRx Corp. (a)(b)	185,319	94,290
Dimension Therapeutics, Inc. (a)	19,453	30,152
Dyax Corp. rights 12/31/19 (a)	125,389	319,742
Dynavax Technologies Corp. (a)(b)	71,581	397,275
Eagle Pharmaceuticals, Inc. (a)(b)	14,349	1,299,876
Edge Therapeutics, Inc. (a)(b)	28,494	295,768
Editas Medicine, Inc. (a)(b)	12,396	233,665
Eiger Biopharmaceuticals, Inc. (a)(b)	8,156	64,432
Emergent BioSolutions, Inc. (a)	52,721	1,576,885
Enanta Pharmaceuticals, Inc. (a)	25,632	813,816
Epizyme, Inc. (a)(b)	65,296	1,178,593
Esperion Therapeutics, Inc. (a)(b)	23,217	830,008
Exact Sciences Corp. (a)(b)	170,830	5,126,608
Exelixis, Inc. (a)	367,228	8,225,907
FibroGen, Inc. (a)	94,593	2,648,604
Five Prime Therapeutics, Inc. (a)	44,037	1,535,130
Flexion Therapeutics, Inc. (a)(b)	43,351	884,794
Fortress Biotech, Inc. (a)(b)	54,217	197,350
Foundation Medicine, Inc. (a)(b)	21,880	776,740
Galena Biopharma, Inc. (a)(b)	51,143	30,179
Genomic Health, Inc. (a)	31,020	1,019,317
Geron Corp. (a)(b)	239,723	613,691
Global Blood Therapeutics, Inc. (a)	32,544	942,149
GlycoMimetics, Inc. (a)	19,157	82,375
Halozyme Therapeutics, Inc. (a)(b)	176,372	2,458,626
Heron Therapeutics, Inc. (a)(b)	68,246	1,047,576
Idera Pharmaceuticals, Inc. (a)(b)	164,669	386,972
Ignyta, Inc. (a)	46,845	414,578
Immune Design Corp. (a)	21,877	143,294
ImmunoGen, Inc. (a)(b)	133,816	580,761
Immunomedics, Inc. (a)(b)	157,060	899,954
Infinity Pharmaceuticals, Inc. (a)	78,031	167,767
Inotek Pharmaceuticals Corp. (a)(b)	27,598	55,196
Inovio Pharmaceuticals, Inc. (a)(b)	105,431	663,161
Insmed, Inc. (a)(b)	100,534	1,854,852
Insys Therapeutics, Inc. (a)(b)	37,332	419,985
Intellia Therapeutics, Inc. (a)(b)	11,033	160,751
Invitae Corp. (a)	44,863	494,839
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	209,423	3,417,783
Jounce Therapeutics, Inc.	10,181	288,326
Kadmon Holdings, Inc. (a)(b)	12,900	35,475
Karyopharm Therapeutics, Inc. (a)	43,057	440,043
Keryx Biopharmaceuticals, Inc. (a)(b)	125,429	742,540
Kite Pharma, Inc. (a)(b)	70,374	5,776,298
La Jolla Pharmaceutical Co. (a)(b)	27,323	792,367
Lexicon Pharmaceuticals, Inc. (a)(b)	69,042	1,077,746
Ligand Pharmaceuticals, Inc. Class B (a)(b)	30,770	3,420,701
Lion Biotechnologies, Inc. (a)	89,708	614,500
Loxo Oncology, Inc. (a)(b)	26,130	1,203,548
Macrogenics, Inc. (a)	51,828	1,120,003
MannKind Corp. (a)(b)	102,978	89,962
MediciNova, Inc. (a)(b)	46,377	266,668
Merrimack Pharmaceuticals, Inc. (a)	193,806	645,374
MiMedx Group, Inc. (a)(b)	165,307	2,097,746
Minerva Neurosciences, Inc. (a)(b)	33,429	254,060
Mirati Therapeutics, Inc. (a)	24,637	112,098
Momenta Pharmaceuticals, Inc. (a)	105,274	1,510,682
Myriad Genetics, Inc. (a)(b)	108,621	1,997,540
NantKwest, Inc. (a)(b)	26,621	83,856
Natera, Inc. (a)(b)	41,455	375,168
NewLink Genetics Corp. (a)	35,165	657,234
Novavax, Inc. (a)(b)	428,671	349,838
OncoMed Pharmaceuticals, Inc. (a)(b)	33,982	133,889
Ophthotech Corp. (a)	48,384	143,700
Organovo Holdings, Inc. (a)(b)	153,704	445,742
Otonomy, Inc. (a)	38,199	509,957
OvaScience, Inc. (a)	50,887	76,839
PDL BioPharma, Inc.	262,437	590,483
Pfenex, Inc. (a)	28,954	139,269
PharmAthene, Inc.	98,878	71,865
Portola Pharmaceuticals, Inc. (a)	79,700	3,187,203
Progenics Pharmaceuticals, Inc. (a)(b)	112,910	894,247
Protagonist Therapeutics, Inc.	12,321	124,689
Proteostasis Therapeutics, Inc. (a)	12,700	76,772
Prothena Corp. PLC (a)(b)	62,169	3,365,208
PTC Therapeutics, Inc. (a)(b)	52,837	641,970
Puma Biotechnology, Inc. (a)(b)	45,307	1,839,464
Radius Health, Inc. (a)(b)	51,202	2,000,462
REGENXBIO, Inc. (a)	37,799	789,999
Regulus Therapeutics, Inc. (a)	61,562	95,421
Repligen Corp. (a)(b)	54,878	2,018,962
Retrophin, Inc. (a)(b)	59,370	1,163,058
Rigel Pharmaceuticals, Inc. (a)	195,787	585,403
Sage Therapeutics, Inc. (a)(b)	48,793	3,464,303
Sangamo Therapeutics, Inc. (a)(b)	110,335	529,608
Sarepta Therapeutics, Inc. (a)(b)	81,189	2,943,913
Selecta Biosciences, Inc.	8,115	97,867
Seres Therapeutics, Inc. (a)	28,336	278,543
Sorrento Therapeutics, Inc. (a)(b)	40,063	78,123
Spark Therapeutics, Inc. (a)(b)	31,034	1,799,041
Spectrum Pharmaceuticals, Inc. (a)	125,719	956,722
Stemline Therapeutics, Inc. (a)(b)	33,266	296,067
Syndax Pharmaceuticals, Inc. (a)	7,658	72,674
Synergy Pharmaceuticals, Inc. (a)(b)	325,579	1,341,385
Synthetic Biologics, Inc. (a)(b)	154,389	88,002
Syros Pharmaceuticals, Inc.	7,444	113,074
T2 Biosystems, Inc. (a)(b)	23,109	111,154
TESARO, Inc. (a)(b)	46,233	6,823,528
TG Therapeutics, Inc. (a)(b)	69,405	766,925
Tobira Therapeutics, Inc. rights (a)(b)	9,663	180,118
Tokai Pharmaceuticals, Inc. (a)(b)	19,688	12,041
Trevena, Inc. (a)	77,811	254,442
Trovagene, Inc. (a)(b)	44,659	41,533
Ultragenyx Pharmaceutical, Inc. (a)(b)	62,386	4,017,035
Vanda Pharmaceuticals, Inc. (a)	60,123	916,876
Veracyte, Inc. (a)	26,359	223,261
Versartis, Inc. (a)	50,885	936,284
Vital Therapies, Inc. (a)(b)	43,617	174,468
Voyager Therapeutics, Inc. (a)(b)	18,663	194,842
vTv Therapeutics, Inc. Class A (a)	9,625	53,034
Xbiotech, Inc. (a)(b)	27,790	302,355
Xencor, Inc. (a)	58,554	1,503,081
Zafgen, Inc. (a)	36,340	177,339
ZIOPHARM Oncology, Inc. (a)(b)	196,693	1,384,719
		153,060,043
Health Care Equipment & Supplies - 3.2%
Abaxis, Inc.	35,503	1,598,700
Accuray, Inc. (a)(b)	126,603	576,044
Analogic Corp.	20,259	1,455,609
Angiodynamics, Inc. (a)	42,866	665,280
Anika Therapeutics, Inc. (a)(b)	23,024	1,062,097
Atricure, Inc. (a)(b)	50,972	1,044,926
Atrion Corp.	2,227	1,151,582
Avinger, Inc. (a)(b)	29,245	16,456
AxoGen, Inc. (a)	41,834	510,375
Cantel Medical Corp.	58,017	4,317,045
Cardiovascular Systems, Inc. (a)	51,564	1,540,217
Cerus Corp. (a)(b)	160,959	700,172
ConforMis, Inc. (a)(b)	56,849	319,491
CONMED Corp.	44,712	2,198,042
Corindus Vascular Robotics, Inc. (a)(b)	87,335	110,042
Cryolife, Inc. (a)	51,193	929,153
Cutera, Inc. (a)	18,648	364,568
Endologix, Inc. (a)(b)	130,983	981,063
Entellus Medical, Inc. (a)	13,445	191,188
Exactech, Inc. (a)	16,629	493,050
Genmark Diagnostics, Inc. (a)	70,569	904,695
Glaukos Corp. (a)	27,071	1,286,685
Globus Medical, Inc. (a)	113,036	3,428,382
Haemonetics Corp. (a)	82,677	3,462,513
Halyard Health, Inc. (a)	75,694	2,989,913
ICU Medical, Inc. (a)	23,775	3,656,595
Inogen, Inc. (a)	26,399	2,188,213
Insulet Corp. (a)	93,309	4,050,544
Integer Holdings Corp. (a)	49,626	1,823,756
Integra LifeSciences Holdings Corp. (a)	97,645	4,488,741
Invacare Corp.	51,631	758,976
InVivo Therapeutics Holdings Corp. (a)(b)	51,172	194,454
IRadimed Corp. (a)(b)	6,465	55,599
iRhythm Technologies, Inc. (b)	11,396	402,165
Iridex Corp. (a)(b)	13,498	153,877
K2M Group Holdings, Inc. (a)	41,638	922,282
LeMaitre Vascular, Inc.	21,924	652,239
Masimo Corp. (a)	69,112	7,100,567
Meridian Bioscience, Inc. (b)	67,765	1,002,922
Merit Medical Systems, Inc. (a)	78,335	2,639,890
Natus Medical, Inc. (a)	52,688	1,844,080
Neogen Corp. (a)	58,973	3,675,787
Nevro Corp. (a)(b)	38,861	3,661,483
Novocure Ltd. (a)(b)	82,039	927,041
NuVasive, Inc. (a)	79,940	5,796,449
NxStage Medical, Inc. (a)	102,810	3,072,991
Obalon Therapeutics, Inc. (b)	8,054	85,533
OraSure Technologies, Inc. (a)	87,434	1,146,260
Orthofix International NV (a)	28,474	1,126,147
Oxford Immunotec Global PLC (a)	35,301	543,282
Penumbra, Inc. (a)(b)	44,845	3,832,005
Quidel Corp. (a)	43,705	1,056,350
Rockwell Medical Technologies, Inc. (a)(b)	76,158	654,959
RTI Biologics, Inc. (a)	91,472	370,462
Second Sight Medical Products, Inc. (a)(b)	30,119	34,938
Staar Surgical Co. (a)	65,466	680,846
SurModics, Inc. (a)	20,626	471,304
Tactile Systems Technology, Inc.	7,065	133,175
Tandem Diabetes Care, Inc. (a)	39,188	37,334
The Spectranetics Corp. (a)	69,361	1,983,725
TransEnterix, Inc. (a)(b)	110,576	71,874
Utah Medical Products, Inc.	5,461	341,859
ViewRay, Inc. (a)(b)	11,484	79,240
Wright Medical Group NV (a)(b)	166,403	5,056,987
		99,072,219
Health Care Providers & Services - 1.8%
AAC Holdings, Inc. (a)(b)	15,759	112,834
Aceto Corp.	47,313	749,911
Addus HomeCare Corp. (a)	11,807	400,848
Almost Family, Inc. (a)	18,098	898,566
Amedisys, Inc. (a)(b)	45,182	2,448,864
American Renal Associates Holdings, Inc. (b)	13,942	239,942
AMN Healthcare Services, Inc. (a)(b)	76,493	3,124,739
BioScrip, Inc. (a)(b)	178,558	271,408
BioTelemetry, Inc. (a)	43,560	1,433,124
Capital Senior Living Corp. (a)	46,018	642,871
Chemed Corp.	26,090	5,254,004
Civitas Solutions, Inc. (a)	24,019	427,538
Community Health Systems, Inc. (a)(b)	178,604	1,537,780
Corvel Corp. (a)	16,342	727,219
Cross Country Healthcare, Inc. (a)	57,175	798,735
Diplomat Pharmacy, Inc. (a)(b)	74,100	1,155,960
Genesis HealthCare, Inc. Class A (a)	59,548	144,106
HealthEquity, Inc. (a)	69,722	3,173,745
HealthSouth Corp.	143,109	6,711,812
Kindred Healthcare, Inc.	136,494	1,310,342
Landauer, Inc.	15,596	820,350
LHC Group, Inc. (a)	24,279	1,313,494
Magellan Health Services, Inc. (a)	37,751	2,597,269
Molina Healthcare, Inc. (a)	69,943	3,482,462
National Healthcare Corp.	18,336	1,364,565
National Research Corp. Class A	13,660	338,768
Nobilis Health Corp. (a)(b)	88,094	110,118
Owens & Minor, Inc.	100,829	3,493,725
PharMerica Corp. (a)	48,012	1,133,083
Providence Service Corp. (a)	19,255	847,220
Quorum Health Corp. (a)	47,100	201,117
RadNet, Inc. (a)	59,052	357,265
Select Medical Holdings Corp. (a)	172,551	2,372,576
Surgery Partners, Inc. (a)(b)	29,582	508,810
Teladoc, Inc. (a)(b)	38,778	961,694
The Ensign Group, Inc.	77,357	1,388,558
Tivity Health, Inc. (a)	51,422	1,727,779
Triple-S Management Corp. (a)	38,481	696,506
U.S. Physical Therapy, Inc.	19,773	1,297,109
		56,576,816
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)(b)	64,126	246,885
Computer Programs & Systems, Inc. (b)	17,774	487,896
Evolent Health, Inc. (a)(b)	25,412	590,829
Fulgent Genetics, Inc.	6,199	63,168
HealthStream, Inc. (a)(b)	41,742	1,160,010
HMS Holdings Corp. (a)	136,287	2,789,795
Medidata Solutions, Inc. (a)(b)	88,862	5,814,241
NantHealth, Inc. (b)	10,549	32,807
Omnicell, Inc. (a)	57,597	2,384,516
Quality Systems, Inc. (a)	82,864	1,181,641
Tabula Rasa HealthCare, Inc.	7,968	107,409
Vocera Communications, Inc. (a)	40,211	1,019,751
		15,878,948
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	37,340	1,019,382
Albany Molecular Research, Inc. (a)(b)	42,215	675,862
Cambrex Corp. (a)	51,510	3,057,119
ChromaDex, Inc. (a)(b)	45,481	141,446
Enzo Biochem, Inc. (a)	63,046	554,805
Fluidigm Corp. (a)(b)	46,180	228,129
INC Research Holdings, Inc. Class A (a)	66,855	3,008,475
Luminex Corp.	60,733	1,143,602
Medpace Holdings, Inc.	12,943	410,423
Nanostring Technologies, Inc. (a)	24,942	435,986
NeoGenomics, Inc. (a)	84,249	636,080
Pacific Biosciences of California, Inc. (a)(b)	127,576	502,649
PAREXEL International Corp. (a)	84,815	5,413,741
PRA Health Sciences, Inc. (a)	39,031	2,496,423
		19,724,122
Pharmaceuticals - 1.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	56,312	146,411
Aclaris Therapeutics, Inc. (a)	17,928	503,956
Aerie Pharmaceuticals, Inc. (a)(b)	46,650	2,054,933
Agile Therapeutics, Inc. (a)	23,522	84,444
Amphastar Pharmaceuticals, Inc. (a)	57,740	871,874
Ampio Pharmaceuticals, Inc. (a)(b)	75,624	42,281
ANI Pharmaceuticals, Inc. (a)	12,916	699,014
Aratana Therapeutics, Inc. (a)(b)	53,004	328,625
AstraZeneca PLC rights (a)	1,000	0
Avexis, Inc. (a)	9,452	760,886
Axsome Therapeutics, Inc. (a)	21,125	86,613
Bio Path Holdings, Inc. (a)(b)	123,189	77,708
Catalent, Inc. (a)	161,328	4,723,684
Cempra, Inc. (a)	70,915	304,935
Clearside Biomedical, Inc.	15,672	124,749
Collegium Pharmaceutical, Inc. (a)(b)	26,164	256,669
Corcept Therapeutics, Inc. (a)	120,703	1,151,507
DepoMed, Inc. (a)(b)	99,088	1,188,065
Dermira, Inc. (a)	47,135	1,605,418
Durect Corp. (a)	193,480	169,759
Egalet Corp. (a)	35,181	134,391
Endocyte, Inc. (a)(b)	60,503	139,157
Flex Pharma, Inc. (a)	17,388	59,815
Heska Corp. (a)	9,884	1,069,943
Horizon Pharma PLC (a)(b)	260,670	4,009,105
Impax Laboratories, Inc. (a)	118,478	1,664,616
Innoviva, Inc. (a)(b)	130,886	1,542,492
Intersect ENT, Inc. (a)	41,327	785,213
Intra-Cellular Therapies, Inc. (a)(b)	55,884	772,317
Lannett Co., Inc. (a)(b)	44,951	1,168,726
Lipocine, Inc. (a)(b)	26,982	114,404
MyoKardia, Inc. (a)	20,507	267,616
Nektar Therapeutics (a)(b)	230,031	4,363,688
Neos Therapeutics, Inc. (a)(b)	28,654	203,443
Novan, Inc. (b)	7,579	41,230
Ocular Therapeutix, Inc. (a)(b)	33,017	328,849
Omeros Corp. (a)(b)	65,469	1,068,454
Pacira Pharmaceuticals, Inc. (a)(b)	59,009	2,864,887
Paratek Pharmaceuticals, Inc. (a)(b)	32,094	688,416
Phibro Animal Health Corp. Class A	30,761	915,140
Prestige Brands Holdings, Inc. (a)	86,154	4,946,101
Reata Pharmaceuticals, Inc. (b)	10,139	210,283
Revance Therapeutics, Inc. (a)	33,272	723,666
SciClone Pharmaceuticals, Inc. (a)	79,731	769,404
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	37,201	377,590
Supernus Pharmaceuticals, Inc. (a)	75,848	2,472,645
Teligent, Inc. (a)(b)	65,825	519,359
Tetraphase Pharmaceuticals, Inc. (a)	57,752	457,973
The Medicines Company (a)(b)	108,871	5,369,518
TherapeuticsMD, Inc. (a)(b)	242,233	1,235,388
Theravance Biopharma, Inc. (a)(b)	64,885	2,616,812
Titan Pharmaceuticals, Inc. (a)(b)	30,025	88,574
WAVE Life Sciences (a)(b)	14,423	304,325
Zogenix, Inc. (a)(b)	39,442	433,862
		57,908,933

TOTAL HEALTH CARE		402,221,081

INDUSTRIALS - 14.3%
Aerospace & Defense - 1.6%
AAR Corp.	53,551	1,927,300
Aerojet Rocketdyne Holdings, Inc. (a)	96,286	2,157,769
AeroVironment, Inc. (a)(b)	33,571	959,123
Astronics Corp. (a)	29,498	958,980
Astronics Corp. Class B	1,938	62,811
Axon Enterprise, Inc. (a)(b)	84,278	2,071,553
Cubic Corp.	40,905	2,122,970
Curtiss-Wright Corp.	71,502	6,682,577
DigitalGlobe, Inc. (a)	102,106	3,287,813
Ducommun, Inc. (a)	16,511	485,258
Engility Holdings, Inc. (a)	29,482	835,815
Esterline Technologies Corp. (a)	47,898	4,380,272
KEYW Holding Corp. (a)(b)	70,544	669,463
KLX, Inc. (a)	85,405	4,039,657
Kratos Defense & Security Solutions, Inc. (a)(b)	108,323	825,421
Mercury Systems, Inc. (a)	75,394	2,818,228
Moog, Inc. Class A (a)	51,811	3,556,825
National Presto Industries, Inc.	7,924	826,869
Sparton Corp. (a)	14,904	331,912
Teledyne Technologies, Inc. (a)	55,253	7,449,762
Triumph Group, Inc. (b)	80,095	2,098,489
Vectrus, Inc. (a)	16,966	431,615
Wesco Aircraft Holdings, Inc. (a)	90,120	1,094,958
		50,075,440
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	78,405	1,441,868
Atlas Air Worldwide Holdings, Inc. (a)	39,872	2,312,576
Echo Global Logistics, Inc. (a)(b)	46,930	879,938
Forward Air Corp.	48,228	2,564,283
Hub Group, Inc. Class A (a)	54,213	2,122,439
Park-Ohio Holdings Corp.	13,644	536,891
Radiant Logistics, Inc. (a)	59,969	359,814
XPO Logistics, Inc. (a)(b)	158,271	7,817,005
		18,034,814
Airlines - 0.3%
Allegiant Travel Co.	21,362	3,106,035
Hawaiian Holdings, Inc. (a)	85,081	4,619,898
SkyWest, Inc.	81,347	3,026,108
		10,752,041
Building Products - 1.3%
AAON, Inc.	65,345	2,394,894
Advanced Drain Systems, Inc. Del (b)	56,170	1,294,719
American Woodmark Corp. (a)	22,374	2,056,171
Apogee Enterprises, Inc. (b)	45,786	2,495,337
Builders FirstSource, Inc. (a)	135,267	2,165,625
Caesarstone Sdot-Yam Ltd. (a)(b)	38,555	1,530,634
Continental Building Products, Inc. (a)	56,835	1,383,932
CSW Industrials, Inc. (a)	23,774	841,600
GCP Applied Technologies, Inc. (a)	114,593	3,770,110
Gibraltar Industries, Inc. (a)	51,117	2,006,342
GMS, Inc.	11,302	408,680
Griffon Corp.	48,962	1,175,088
Insteel Industries, Inc.	28,469	991,006
Masonite International Corp. (a)	49,061	4,081,875
NCI Building Systems, Inc. (a)	43,220	756,350
Patrick Industries, Inc. (a)	25,787	1,832,166
PGT, Inc. (a)	75,928	827,615
Ply Gem Holdings, Inc. (a)	36,039	693,751
Quanex Building Products Corp.	55,680	1,135,872
Simpson Manufacturing Co. Ltd.	67,029	2,795,780
Trex Co., Inc. (a)	47,657	3,488,016
Universal Forest Products, Inc.	32,132	3,061,858
		41,187,421
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	90,030	3,888,396
ACCO Brands Corp. (a)	171,798	2,448,122
ADS Waste Holdings, Inc.	36,364	864,736
Aqua Metals, Inc. (a)(b)	19,597	323,351
ARC Document Solutions, Inc. (a)	65,338	240,444
Brady Corp. Class A	74,153	2,888,259
Casella Waste Systems, Inc. Class A (a)	62,409	939,255
CECO Environmental Corp.	46,514	525,143
CompX International, Inc. Class A	1,954	29,115
Deluxe Corp.	78,968	5,678,589
Ennis, Inc.	40,841	718,802
Essendant, Inc.	60,390	1,008,513
Healthcare Services Group, Inc.	113,607	5,215,697
Heritage-Crystal Clean, Inc. (a)	20,324	305,876
Herman Miller, Inc.	96,900	3,207,390
HNI Corp.	73,415	3,432,885
InnerWorkings, Inc. (a)	61,140	647,473
Interface, Inc.	104,814	2,085,799
Kimball International, Inc. Class B	59,704	1,060,940
Knoll, Inc.	77,765	1,863,249
Matthews International Corp. Class A	51,862	3,555,140
McGrath RentCorp.	38,078	1,325,495
Mobile Mini, Inc.	71,325	2,047,028
Msa Safety, Inc.	50,206	3,908,537
Multi-Color Corp.	22,083	1,695,974
NL Industries, Inc. (a)	13,262	107,422
Quad/Graphics, Inc.	47,036	1,235,165
SP Plus Corp. (a)	28,184	970,939
Steelcase, Inc. Class A	139,170	2,372,849
Team, Inc. (a)(b)	46,911	1,261,906
Tetra Tech, Inc.	93,403	4,105,062
The Brink's Co.	72,768	4,467,955
TRC Companies, Inc. (a)	29,535	516,863
U.S. Ecology, Inc.	35,556	1,676,465
UniFirst Corp.	24,491	3,409,147
Viad Corp.	32,659	1,476,187
VSE Corp.	13,773	587,418
West Corp.	69,954	1,867,072
		73,958,658
Construction & Engineering - 1.0%
Aegion Corp. (a)	57,025	1,301,311
Ameresco, Inc. Class A (a)	33,827	218,184
Argan, Inc.	21,683	1,449,509
Comfort Systems U.S.A., Inc.	60,053	2,203,945
Dycom Industries, Inc. (a)(b)	49,362	5,215,589
EMCOR Group, Inc.	97,896	6,435,683
Granite Construction, Inc.	63,963	3,371,490
Great Lakes Dredge & Dock Corp. (a)	93,911	427,295
HC2 Holdings, Inc. (a)	53,036	309,730
Ies Holdings, Inc. (a)	12,470	249,400
Keane Group, Inc. (b)	50,755	701,434
Layne Christensen Co. (a)(b)	28,784	229,408
MasTec, Inc. (a)	106,981	4,723,211
MYR Group, Inc. (a)	24,398	1,031,059
NV5 Holdings, Inc. (a)	11,662	451,319
Orion Group Holdings, Inc. (a)	42,786	323,034
Primoris Services Corp.	65,340	1,500,860
Tutor Perini Corp. (a)	61,110	1,885,244
		32,027,705
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	9,844	222,868
American Superconductor Corp. (a)(b)	18,682	97,333
AZZ, Inc.	41,981	2,478,978
Babcock & Wilcox Enterprises, Inc. (a)	72,639	680,627
Encore Wire Corp.	33,016	1,459,307
Energous Corp. (a)(b)	23,541	297,087
EnerSys	70,343	5,846,207
FuelCell Energy, Inc. (a)(b)	56,662	65,161
Generac Holdings, Inc. (a)(b)	99,811	3,510,353
General Cable Corp.	78,845	1,419,210
LSI Industries, Inc.	37,849	343,290
Plug Power, Inc. (a)(b)	303,756	680,413
Powell Industries, Inc.	13,802	476,031
Preformed Line Products Co.	3,782	200,181
Sunrun, Inc. (a)(b)	100,435	531,301
Thermon Group Holdings, Inc. (a)(b)	52,259	1,071,310
TPI Composites, Inc.	9,555	187,756
Vicor Corp. (a)	26,915	484,470
		20,051,883
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	58,868	1,824,908
Machinery - 3.3%
Actuant Corp. Class A	95,159	2,597,841
Alamo Group, Inc.	15,443	1,220,924
Albany International Corp. Class A	46,241	2,254,249
Altra Industrial Motion Corp.	40,883	1,804,984
American Railcar Industries, Inc. (b)	12,584	527,899
Astec Industries, Inc.	31,363	1,986,846
Barnes Group, Inc.	80,955	4,450,096
Blue Bird Corp. (a)(b)	8,529	158,639
Briggs & Stratton Corp.	68,633	1,715,139
Chart Industries, Inc. (a)	49,613	1,811,371
CIRCOR International, Inc.	26,735	1,783,492
Columbus McKinnon Corp. (NY Shares)	31,514	823,461
Dmc Global, Inc.	22,292	341,068
Douglas Dynamics, Inc.	35,836	1,143,168
Energy Recovery, Inc. (a)(b)	54,684	461,533
EnPro Industries, Inc.	35,041	2,475,647
ESCO Technologies, Inc.	41,076	2,417,323
ExOne Co. (a)(b)	17,321	174,769
Federal Signal Corp.	96,947	1,513,343
Franklin Electric Co., Inc.	74,576	3,065,074
FreightCar America, Inc.	19,221	251,026
Gencor Industries, Inc. (a)	12,345	204,927
Global Brass & Copper Holdings, Inc.	34,169	1,218,125
Gorman-Rupp Co.	28,825	824,972
Graham Corp.	15,188	335,199
Greenbrier Companies, Inc.	43,862	1,905,804
Hardinge, Inc.	19,465	204,383
Harsco Corp. (a)	130,482	1,702,790
Hillenbrand, Inc.	95,353	3,518,526
Hurco Companies, Inc.	10,145	294,205
Hyster-Yale Materials Handling Class A	15,476	930,262
John Bean Technologies Corp.	50,632	4,488,527
Kadant, Inc.	17,544	1,090,360
Kennametal, Inc.	127,556	5,303,778
Lindsay Corp. (b)	17,186	1,492,776
Lydall, Inc. (a)	26,912	1,410,189
Manitowoc Co., Inc. (a)	204,974	1,223,695
Meritor, Inc. (a)	132,215	2,354,749
Milacron Holdings Corp. (a)(b)	23,117	435,062
Miller Industries, Inc.	17,599	447,015
Mueller Industries, Inc.	91,778	2,940,567
Mueller Water Products, Inc. Class A	250,640	2,819,700
Navistar International Corp. New (a)(b)	80,302	2,160,927
NN, Inc.	42,457	1,171,813
Omega Flex, Inc.	4,658	261,640
Proto Labs, Inc. (a)(b)	39,917	2,315,186
RBC Bearings, Inc. (a)	36,661	3,677,098
Rexnord Corp. (a)	133,867	3,266,355
SPX Corp. (a)	67,410	1,621,885
SPX Flow, Inc. (a)	56,928	2,057,378
Standex International Corp.	20,595	1,934,900
Sun Hydraulics Corp.	37,729	1,465,394
Supreme Industries, Inc. Class A	20,607	412,964
Tennant Co.	28,365	2,077,736
Titan International, Inc.	71,641	767,275
TriMas Corp. (a)	72,958	1,674,386
Wabash National Corp.	96,337	2,194,557
Watts Water Technologies, Inc. Class A	45,118	2,806,340
Woodward, Inc.	85,314	5,773,198
		103,762,535
Marine - 0.1%
Costamare, Inc. (b)	47,694	321,458
Matson, Inc.	70,147	2,223,660
Scorpio Bulkers, Inc. (a)(b)	88,653	660,465
		3,205,583
Professional Services - 1.3%
Acacia Research Corp. (a)	79,393	432,692
Advisory Board Co. (a)	66,157	3,380,623
Barrett Business Services, Inc.	11,268	649,713
CBIZ, Inc. (a)	79,058	1,245,164
Cogint, Inc. (a)(b)	24,112	127,794
CRA International, Inc.	12,689	481,421
Exponent, Inc.	41,450	2,534,668
Franklin Covey Co. (a)	16,231	344,909
FTI Consulting, Inc. (a)	67,107	2,321,231
GP Strategies Corp. (a)	20,291	549,886
Heidrick & Struggles International, Inc.	29,114	625,951
Hill International, Inc. (a)	51,358	208,000
Huron Consulting Group, Inc. (a)	35,140	1,563,730
ICF International, Inc. (a)	29,255	1,291,608
Insperity, Inc.	25,334	2,314,261
Kelly Services, Inc. Class A (non-vtg.)	47,974	1,070,780
Kforce, Inc.	39,900	905,730
Korn/Ferry International	92,596	3,000,110
MISTRAS Group, Inc. (a)	28,272	636,120
Navigant Consulting, Inc. (a)	77,240	1,851,443
On Assignment, Inc. (a)	82,182	4,254,562
Resources Connection, Inc.	45,793	636,523
RPX Corp. (a)	80,327	1,031,399
TriNet Group, Inc. (a)	67,997	1,999,112
TrueBlue, Inc. (a)	68,251	1,866,665
WageWorks, Inc. (a)	58,993	4,353,683
		39,677,778
Road & Rail - 0.5%
ArcBest Corp.	39,967	1,057,127
Celadon Group, Inc. (b)	43,260	170,877
Covenant Transport Group, Inc. Class A (a)	18,853	353,117
Heartland Express, Inc. (b)	73,628	1,481,395
Knight Transportation, Inc. (b)	108,078	3,707,075
Marten Transport Ltd.	37,251	923,825
P.A.M. Transportation Services, Inc. (a)	3,765	70,669
Roadrunner Transportation Systems, Inc. (a)	48,553	326,276
Saia, Inc. (a)	40,853	1,967,072
Swift Transporation Co. (a)(b)	120,620	2,964,840
U.S.A. Truck, Inc. (a)	12,914	86,653
Universal Logistics Holdings I	12,769	178,128
Werner Enterprises, Inc. (b)	72,063	1,967,320
YRC Worldwide, Inc. (a)	51,671	550,813
		15,805,187
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	77,583	1,832,510
Applied Industrial Technologies, Inc.	58,678	3,755,392
Beacon Roofing Supply, Inc. (a)	96,557	4,786,330
BMC Stock Holdings, Inc. (a)	88,966	2,072,908
CAI International, Inc. (a)	24,909	513,624
DXP Enterprises, Inc. (a)	25,271	921,886
GATX Corp. (b)	66,248	3,968,255
H&E Equipment Services, Inc.	51,270	1,082,822
Kaman Corp.	42,945	2,061,789
Lawson Products, Inc. (a)	10,041	228,433
MRC Global, Inc. (a)	151,714	2,765,746
Neff Corp. (a)	15,103	265,813
Now, Inc. (a)(b)	173,027	2,943,189
Rush Enterprises, Inc.:
Class A (a)	47,749	1,802,525
Class B (a)	9,788	339,056
SiteOne Landscape Supply, Inc. (b)	18,693	893,712
Textainer Group Holdings Ltd.	36,042	538,828
Titan Machinery, Inc. (a)	28,146	446,114
Triton International Ltd.	64,873	1,985,763
Univar, Inc. (a)	69,225	2,066,366
Veritiv Corp. (a)	13,410	692,627
Willis Lease Finance Corp. (a)	6,202	140,847
		36,104,535

TOTAL INDUSTRIALS		446,468,488

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.8%
ADTRAN, Inc.	79,803	1,596,060
Aerohive Networks, Inc. (a)	40,353	156,166
Applied Optoelectronics, Inc. (a)(b)	29,201	1,442,237
Bel Fuse, Inc. Class B (non-vtg.)	14,719	356,200
Black Box Corp.	23,827	235,887
CalAmp Corp. (a)	58,035	1,041,148
Calix Networks, Inc. (a)	65,632	439,734
Ciena Corp. (a)	221,856	5,082,721
Clearfield, Inc. (a)	18,240	258,096
Comtech Telecommunications Corp.	35,850	502,259
Digi International, Inc. (a)	41,201	510,892
EMCORE Corp.	41,504	373,536
Extreme Networks, Inc. (a)	166,558	1,301,651
Finisar Corp. (a)	173,785	3,969,249
Harmonic, Inc. (a)(b)	121,488	704,630
Infinera Corp. (a)(b)	227,156	2,253,388
InterDigital, Inc.	55,994	5,033,861
KVH Industries, Inc. (a)	23,984	191,872
Lumentum Holdings, Inc. (a)(b)	81,714	3,493,274
NETGEAR, Inc. (a)	52,498	2,475,281
NetScout Systems, Inc. (a)	144,753	5,449,950
Oclaro, Inc. (a)(b)	180,759	1,447,880
Plantronics, Inc.	53,799	2,937,425
ShoreTel, Inc. (a)	106,886	700,103
Silicom Ltd.	8,926	484,057
Sonus Networks, Inc. (a)	75,799	582,136
Ubiquiti Networks, Inc. (a)(b)	41,879	2,157,606
ViaSat, Inc. (a)(b)	83,693	5,358,863
Viavi Solutions, Inc. (a)	378,434	3,784,340
		54,320,502
Electronic Equipment & Components - 3.1%
Agilysys, Inc. (a)	23,957	237,174
Anixter International, Inc. (a)	47,000	3,832,850
AVX Corp.	73,961	1,250,681
Badger Meter, Inc.	45,518	1,809,341
Belden, Inc.	68,018	4,740,855
Benchmark Electronics, Inc. (a)	80,077	2,538,441
Cardtronics PLC	72,859	3,029,477
Coherent, Inc. (a)	39,088	8,427,373
Control4 Corp. (a)	31,885	538,857
CTS Corp.	51,106	1,129,443
Daktronics, Inc.	58,171	550,298
Electro Scientific Industries, Inc. (a)	43,631	304,544
ePlus, Inc. (a)	20,614	1,468,748
Fabrinet (a)	56,468	1,957,746
FARO Technologies, Inc. (a)	27,310	1,000,912
II-VI, Inc. (a)	96,248	3,190,621
Insight Enterprises, Inc. (a)	59,284	2,495,856
InvenSense, Inc. (a)	131,850	1,695,591
Itron, Inc. (a)	54,085	3,507,412
Kimball Electronics, Inc. (a)	45,818	790,361
Knowles Corp. (a)(b)	142,583	2,527,997
Littelfuse, Inc.	35,806	5,519,495
Maxwell Technologies, Inc. (a)(b)	49,881	304,274
Mesa Laboratories, Inc.	4,892	683,999
Methode Electronics, Inc. Class A	59,065	2,631,346
MTS Systems Corp.	27,173	1,262,186
Novanta, Inc. (a)	51,103	1,433,439
OSI Systems, Inc. (a)	28,309	2,191,117
Park Electrochemical Corp.	32,293	559,315
PC Connection, Inc.	18,817	540,801
Plexus Corp. (a)	53,932	2,803,925
RadiSys Corp. (a)	56,498	226,557
Rogers Corp. (a)	29,124	2,998,025
Sanmina Corp. (a)	118,489	4,413,715
ScanSource, Inc. (a)	40,717	1,608,322
SYNNEX Corp.	47,236	5,121,799
Systemax, Inc.	18,259	241,749
Tech Data Corp. (a)	56,551	5,409,103
TTM Technologies, Inc. (a)(b)	117,035	1,957,996
Universal Display Corp. (b)	67,023	5,988,505
Vishay Intertechnology, Inc.	219,493	3,588,711
Vishay Precision Group, Inc. (a)	19,202	330,274
		96,839,231
Internet Software & Services - 2.4%
2U, Inc. (a)(b)	59,288	2,691,675
Actua Corp. (a)(b)	51,903	726,642
Alarm.com Holdings, Inc. (a)	16,396	534,674
Amber Road, Inc. (a)	28,171	230,720
Angie's List, Inc. (a)(b)	63,174	371,463
AppFolio, Inc. (a)	12,131	322,078
Apptio, Inc. Class A	11,094	144,777
Autobytel, Inc. (a)	13,868	181,809
Bankrate, Inc. (a)	76,958	815,755
Bazaarvoice, Inc. (a)	130,496	613,331
Benefitfocus, Inc. (a)(b)	21,053	663,170
BlackLine, Inc. (b)	15,909	522,929
Blucora, Inc. (a)	63,241	1,166,796
Box, Inc. Class A (a)	78,808	1,358,650
Brightcove, Inc. (a)	47,631	414,390
Carbonite, Inc. (a)	28,244	610,070
Care.com, Inc. (a)	22,323	264,528
ChannelAdvisor Corp. (a)	36,902	435,444
Cimpress NV (a)(b)	40,585	3,331,217
Cornerstone OnDemand, Inc. (a)	81,503	3,201,438
Coupa Software, Inc.	13,677	379,537
DHI Group, Inc. (a)	79,728	306,953
Endurance International Group Holdings, Inc. (a)	97,205	738,758
Envestnet, Inc. (a)	67,178	2,337,794
Five9, Inc. (a)	53,528	976,618
Global Sources Ltd. (a)	11,782	108,394
Gogo, Inc. (a)(b)	91,204	1,150,082
GrubHub, Inc. (a)(b)	130,528	5,610,093
GTT Communications, Inc. (a)	42,898	1,179,695
Hortonworks, Inc. (a)	68,801	716,218
Instructure, Inc. (a)	16,714	399,465
j2 Global, Inc.	76,121	6,869,159
Limelight Networks, Inc. (a)	112,845	354,333
Liquidity Services, Inc. (a)	39,719	309,808
LivePerson, Inc. (a)	84,747	597,466
LogMeIn, Inc.	84,112	9,504,656
Marchex, Inc. Class B (a)	52,991	143,606
MeetMe, Inc. (a)	76,617	456,637
MINDBODY, Inc. (a)(b)	23,426	664,127
New Relic, Inc. (a)	35,587	1,422,768
NIC, Inc.	102,072	2,179,237
NumereX Corp. Class A (a)(b)	22,750	102,375
Q2 Holdings, Inc. (a)	41,475	1,582,271
QuinStreet, Inc. (a)	58,045	260,042
Quotient Technology, Inc. (a)(b)	103,855	1,132,020
RealNetworks, Inc. (a)	37,558	171,640
Reis, Inc.	13,882	260,982
RetailMeNot, Inc. (a)	62,321	722,924
Rightside Group Ltd. (a)	18,600	186,744
SecureWorks Corp.	9,719	84,069
Shutterstock, Inc. (a)	30,731	1,328,501
SPS Commerce, Inc. (a)	26,912	1,487,157
Stamps.com, Inc. (a)(b)	26,216	2,782,828
TechTarget, Inc. (a)	24,386	225,571
The Trade Desk, Inc.	14,591	544,974
TrueCar, Inc. (a)(b)	87,463	1,532,352
Web.com Group, Inc. (a)	69,095	1,333,534
WebMD Health Corp. (a)(b)	60,383	3,274,570
Xactly Corp. (a)	36,301	421,092
XO Group, Inc. (a)	41,471	727,816
		73,168,422
IT Services - 1.8%
Acxiom Corp. (a)	125,349	3,622,586
ALJ Regional Holdings, Inc. (a)(b)	27,283	91,398
Blackhawk Network Holdings, Inc. (a)	88,894	3,595,762
CACI International, Inc. Class A (a)	39,394	4,648,492
Cass Information Systems, Inc.	18,060	1,200,448
Convergys Corp.	143,725	3,235,250
CSG Systems International, Inc.	51,902	1,946,844
EPAM Systems, Inc. (a)	77,871	5,996,067
EVERTEC, Inc.	102,542	1,625,291
ExlService Holdings, Inc. (a)	52,735	2,515,987
Forrester Research, Inc.	16,328	662,100
Hackett Group, Inc.	36,370	721,217
Information Services Group, Inc. (a)	51,245	161,422
ManTech International Corp. Class A	40,155	1,425,503
Maximus, Inc.	103,684	6,323,687
MoneyGram International, Inc. (a)	47,567	847,168
NCI, Inc. Class A (a)	9,640	143,154
Neustar, Inc. Class A (a)	87,188	2,894,642
Perficient, Inc. (a)	57,086	994,438
PFSweb, Inc. (a)	23,366	171,039
Planet Payment, Inc. (a)	67,318	280,716
Science Applications International Corp.	68,293	4,984,706
ServiceSource International, Inc. (a)	97,057	364,934
Sykes Enterprises, Inc. (a)	62,833	1,873,052
Syntel, Inc. (b)	52,354	921,954
Teletech Holdings, Inc.	26,946	842,063
Travelport Worldwide Ltd.	186,548	2,456,837
Unisys Corp. (a)(b)	81,327	918,995
Virtusa Corp. (a)	44,865	1,389,918
		56,855,670
Semiconductors & Semiconductor Equipment - 4.0%
Acacia Communications, Inc. (b)	8,314	381,114
Advanced Energy Industries, Inc. (a)	63,665	4,698,477
Advanced Micro Devices, Inc. (a)(b)	1,215,034	16,159,915
Alpha & Omega Semiconductor Ltd. (a)	30,379	502,772
Ambarella, Inc. (a)(b)	51,806	2,912,533
Amkor Technology, Inc. (a)	161,590	1,903,530
Axcelis Technologies, Inc. (a)	47,206	908,716
Brooks Automation, Inc.	109,647	2,769,683
Cabot Microelectronics Corp.	38,045	2,980,826
Cavium, Inc. (a)	104,180	7,172,793
Ceva, Inc. (a)	32,186	1,158,696
Cirrus Logic, Inc. (a)	101,209	6,512,799
Cohu, Inc.	42,836	802,318
Diodes, Inc. (a)	62,067	1,451,747
DSP Group, Inc. (a)	34,285	426,848
Entegris, Inc. (a)	228,238	5,660,302
Exar Corp. (a)	64,754	842,450
Experi Corp.	79,779	2,680,574
FormFactor, Inc. (a)	111,303	1,235,463
Ichor Holdings Ltd.	10,859	210,665
Impinj, Inc. (b)	9,724	364,456
Inphi Corp. (a)(b)	65,036	2,693,791
Integrated Device Technology, Inc. (a)	217,548	5,218,977
IXYS Corp.	39,911	556,758
Kopin Corp. (a)	97,911	399,477
Lattice Semiconductor Corp. (a)	192,877	1,323,136
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	51,057	2,495,666
MaxLinear, Inc. Class A (a)	90,033	2,505,618
Microsemi Corp. (a)	184,023	8,638,040
MKS Instruments, Inc.	85,899	6,721,597
Monolithic Power Systems, Inc.	62,927	5,757,821
Nanometrics, Inc. (a)	38,531	1,215,846
NeoPhotonics Corp. (a)(b)	48,945	379,813
NVE Corp.	7,754	631,253
PDF Solutions, Inc. (a)	43,898	834,940
Photronics, Inc. (a)	105,328	1,211,272
Power Integrations, Inc.	44,561	2,938,798
Rambus, Inc. (a)	174,662	2,186,768
Rudolph Technologies, Inc. (a)	48,705	1,193,273
Semtech Corp. (a)	104,569	3,571,031
Sigma Designs, Inc. (a)	56,936	353,003
Silicon Laboratories, Inc. (a)	66,755	4,749,618
Synaptics, Inc. (a)(b)	56,781	3,109,895
Ultra Clean Holdings, Inc. (a)	51,861	997,806
Ultratech, Inc. (a)	34,872	1,064,293
Veeco Instruments, Inc. (a)	64,372	2,124,276
Xcerra Corp. (a)	83,978	822,984
		125,432,427
Software - 3.7%
8x8, Inc. (a)	142,870	2,078,759
A10 Networks, Inc. (a)	70,071	567,575
ACI Worldwide, Inc. (a)	186,476	4,007,369
American Software, Inc. Class A	41,063	450,461
Aspen Technology, Inc. (a)	125,786	7,734,581
Barracuda Networks, Inc. (a)	35,665	725,069
Blackbaud, Inc. (b)	76,284	6,133,996
Bottomline Technologies, Inc. (a)	65,802	1,533,187
BroadSoft, Inc. (a)(b)	47,813	1,836,019
Callidus Software, Inc. (a)	98,748	2,078,645
CommVault Systems, Inc. (a)	62,622	3,159,280
Digimarc Corp.(a)(b)	15,462	446,079
Ebix, Inc. (b)	40,832	2,519,334
Ellie Mae, Inc. (a)	52,963	5,389,515
EnerNOC, Inc. (a)(b)	42,484	240,035
Everbridge, Inc.	13,855	321,575
Exa Corp. (a)	22,057	303,504
Fair Isaac Corp.	50,056	6,781,587
Gigamon, Inc. (a)	52,561	1,666,184
Globant SA (a)(b)	41,687	1,579,520
Glu Mobile, Inc. (a)(b)	163,217	377,031
Guidance Software, Inc. (a)	34,991	211,696
HubSpot, Inc. (a)(b)	46,718	3,132,442
Imperva, Inc. (a)	46,540	2,068,703
Jive Software, Inc. (a)	91,871	463,949
Majesco (a)	6,314	34,790
MicroStrategy, Inc. Class A (a)	15,394	2,927,477
Mitek Systems, Inc. (a)(b)	46,767	409,211
MobileIron, Inc. (a)	73,969	336,559
Model N, Inc. (a)	35,334	378,074
Monotype Imaging Holdings, Inc.	65,904	1,341,146
Park City Group, Inc. (a)(b)	20,558	260,059
Paycom Software, Inc. (a)(b)	71,081	4,282,630
Paylocity Holding Corp. (a)(b)	34,941	1,378,073
Pegasystems, Inc.	58,280	2,654,654
Progress Software Corp.	80,913	2,404,734
Proofpoint, Inc. (a)(b)	66,040	4,977,435
PROS Holdings, Inc. (a)	41,080	1,012,622
QAD, Inc. Class A	14,991	452,728
Qualys, Inc. (a)	44,096	1,693,286
Rapid7, Inc. (a)(b)	31,630	536,129
RealPage, Inc. (a)	87,174	3,229,797
RingCentral, Inc. (a)	94,731	3,026,655
Rosetta Stone, Inc. (a)	30,668	345,015
Sapiens International Corp. NV	38,727	459,302
Silver Spring Networks, Inc. (a)	60,234	687,270
Synchronoss Technologies, Inc. (a)(b)	66,889	1,070,224
Take-Two Interactive Software, Inc. (a)	157,292	9,885,802
TeleNav, Inc. (a)	51,806	450,712
The Rubicon Project, Inc. (a)	59,099	337,455
TiVo Corp.	189,542	3,743,455
Varonis Systems, Inc. (a)	16,995	533,643
Vasco Data Security International, Inc. (a)	47,934	647,109
Verint Systems, Inc. (a)	100,497	3,949,532
VirnetX Holding Corp. (a)(b)	76,929	253,866
Workiva, Inc. (a)	34,944	587,059
Zendesk, Inc. (a)	131,243	3,773,236
Zix Corp. (a)	84,631	459,546
		114,325,380
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	173,467	2,745,983
Avid Technology, Inc. (a)	51,031	286,029
CPI Card Group (b)	33,385	120,186
Cray, Inc. (a)	65,335	1,169,497
Diebold Nixdorf, Inc. (b)	110,928	3,128,170
Eastman Kodak Co. (a)	27,049	297,539
Electronics for Imaging, Inc. (a)	75,919	3,475,572
Immersion Corp. (a)	45,968	403,139
Pure Storage, Inc. Class A (a)(b)	110,230	1,169,540
Stratasys Ltd. (a)(b)	79,425	1,966,563
Super Micro Computer, Inc. (a)	62,620	1,527,928
U.S.A. Technologies, Inc. (a)	56,976	279,182
		16,569,328

TOTAL INFORMATION TECHNOLOGY		537,510,960

MATERIALS - 4.9%
Chemicals - 2.6%
A. Schulman, Inc.	46,556	1,473,497
AgroFresh Solutions, Inc. (a)(b)	34,988	196,283
American Vanguard Corp.	46,017	770,785
Balchem Corp.	50,917	4,132,424
Calgon Carbon Corp.	82,071	1,194,133
Chase Corp.	11,465	1,175,163
Codexis, Inc. (a)	62,380	274,472
Ferro Corp. (a)	134,143	2,403,843
Flotek Industries, Inc. (a)(b)	88,452	1,062,309
FutureFuel Corp.	39,679	613,437
H.B. Fuller Co.	81,010	4,279,758
Hawkins, Inc.	16,027	818,980
Ingevity Corp.	68,780	4,348,959
Innophos Holdings, Inc.	31,350	1,502,919
Innospec, Inc.	38,372	2,532,552
KMG Chemicals, Inc.	14,634	769,017
Koppers Holdings, Inc. (a)	33,270	1,412,312
Kraton Performance Polymers, Inc. (a)	47,915	1,567,300
Kronos Worldwide, Inc.	34,969	612,657
LSB Industries, Inc. (a)(b)	32,773	361,158
Minerals Technologies, Inc.	56,145	4,418,612
Olin Corp.	267,510	8,595,096
OMNOVA Solutions, Inc. (a)	67,536	641,592
PolyOne Corp.	135,456	5,311,230
Quaker Chemical Corp.	20,902	3,022,429
Rayonier Advanced Materials, Inc.	69,770	924,453
Sensient Technologies Corp.	71,601	5,856,962
Stepan Co.	31,826	2,698,845
Terravia Holdings, Inc. (a)(b)	124,574	58,749
The Chemours Co. LLC	295,968	11,924,551
Trecora Resources (a)	31,585	349,014
Tredegar Corp.	41,613	713,663
Trinseo SA	43,885	2,913,964
Tronox Ltd. Class A	104,267	1,721,448
Valhi, Inc.	40,045	132,949
		80,785,515
Construction Materials - 0.3%
Forterra, Inc.	29,624	569,966
Foundation Building Materials, Inc.	20,570	333,028
Headwaters, Inc. (a)	116,603	2,770,487
Summit Materials, Inc.	172,330	4,421,988
U.S. Concrete, Inc. (a)(b)	23,235	1,440,570
United States Lime & Minerals, Inc.	3,154	249,544
		9,785,583
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	41,697	2,444,278
Class B	8,984	605,072
Multi Packaging Solutions International Ltd. (a)	33,686	604,664
Myers Industries, Inc.	34,495	562,269
UFP Technologies, Inc. (a)	10,250	273,675
		4,489,958
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	503,124	3,189,806
Allegheny Technologies, Inc. (b)	175,481	3,220,076
Ampco-Pittsburgh Corp.	13,589	197,720
Atkore International Group, Inc.	19,301	506,844
Carpenter Technology Corp.	74,749	3,034,809
Century Aluminum Co. (a)(b)	80,613	1,099,561
Cliffs Natural Resources, Inc. (a)(b)	454,764	3,056,014
Coeur d'Alene Mines Corp. (a)	290,357	2,630,634
Commercial Metals Co.	185,640	3,460,330
Ferroglobe PLC	105,584	1,018,886
Ferroglobe Representation & Warranty Insurance	73,951	1
Gold Resource Corp.	79,392	261,994
Handy & Harman Ltd. (a)	5,556	151,401
Haynes International, Inc.	20,227	855,400
Hecla Mining Co.	615,042	3,351,979
Kaiser Aluminum Corp.	28,699	2,422,483
Materion Corp.	32,260	1,227,493
Olympic Steel, Inc.	14,592	329,050
Real Industries, Inc. (a)	41,413	107,674
Ryerson Holding Corp. (a)	19,979	273,712
Schnitzer Steel Industries, Inc. Class A	42,792	808,769
Stillwater Mining Co. (a)	196,814	3,538,716
SunCoke Energy, Inc. (a)	104,294	956,376
TimkenSteel Corp. (a)(b)	63,705	960,671
Worthington Industries, Inc.	72,752	3,164,712
		39,825,111
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	63,132	1,925,526
Clearwater Paper Corp. (a)	27,544	1,338,638
Deltic Timber Corp.	17,308	1,339,120
Kapstone Paper & Packaging Corp.	139,422	2,940,410
Louisiana-Pacific Corp. (a)	232,725	5,990,342
Neenah Paper, Inc.	26,867	2,105,029
P.H. Glatfelter Co.	70,437	1,515,100
Schweitzer-Mauduit International, Inc.	49,069	2,112,420
		19,266,585

TOTAL MATERIALS		154,152,752

REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Acadia Realty Trust (SBI)	129,907	3,777,696
Agree Realty Corp.	41,046	1,989,910
Alexanders, Inc.	3,480	1,513,139
American Assets Trust, Inc.	63,836	2,734,096
Armada Hoffler Properties, Inc.	55,795	795,637
Ashford Hospitality Prime, Inc.	45,541	482,279
Ashford Hospitality Trust, Inc.	124,104	775,650
Bluerock Residential Growth (REIT), Inc.	35,837	446,529
CareTrust (REIT), Inc.	102,534	1,745,129
CatchMark Timber Trust, Inc.	61,736	722,929
CBL & Associates Properties, Inc. (b)	272,756	2,522,993
Cedar Shopping Centers, Inc.	131,080	705,210
Chatham Lodging Trust	61,341	1,187,562
Chesapeake Lodging Trust	96,560	2,250,814
City Office REIT, Inc.	42,431	532,509
Clipper Realty, Inc.	9,434	103,774
Colony Starwood Homes	116,689	4,033,939
Community Healthcare Trust, Inc.	20,069	496,106
CorEnergy Infrastructure Trust, Inc. (b)	19,484	710,776
CoreSite Realty Corp. (b)	54,178	5,301,317
Cousins Properties, Inc.	575,192	4,883,380
DiamondRock Hospitality Co.	322,942	3,555,591
DuPont Fabros Technology, Inc. (b)	120,521	6,212,858
Easterly Government Properties, Inc. (b)	53,082	1,068,010
EastGroup Properties, Inc.	51,104	3,998,888
Education Realty Trust, Inc.	119,107	4,617,778
Farmland Partners, Inc. (b)	41,667	454,170
FelCor Lodging Trust, Inc.	219,890	1,704,148
First Industrial Realty Trust, Inc.	187,036	5,263,193
First Potomac Realty Trust	94,183	1,036,013
Four Corners Property Trust, Inc.	97,660	2,278,408
Franklin Street Properties Corp.	168,452	2,043,323
Getty Realty Corp.	42,526	1,088,666
Gladstone Commercial Corp.	39,634	883,838
Global Medical REIT, Inc. (b)	24,132	223,704
Global Net Lease, Inc. (b)	108,682	2,568,156
Government Properties Income Trust (b)	113,539	2,420,651
Gramercy Property Trust	227,384	6,319,001
Healthcare Realty Trust, Inc. (b)	184,286	6,044,581
Hersha Hospitality Trust	64,146	1,182,852
Hudson Pacific Properties, Inc.	197,367	6,781,530
Independence Realty Trust, Inc. (b)	93,128	856,778
InfraReit, Inc.	64,783	1,237,355
Investors Real Estate Trust (b)	192,522	1,137,805
iStar Financial, Inc. (a)(b)	111,470	1,363,278
Kite Realty Group Trust	134,571	2,739,866
LaSalle Hotel Properties (SBI)	172,400	4,923,744
Lexington Corporate Properties Trust	367,684	3,739,346
LTC Properties, Inc.	61,195	2,927,569
Mack-Cali Realty Corp.	144,830	3,917,652
MedEquities Realty Trust, Inc.	32,961	389,599
Medical Properties Trust, Inc. (b)	474,602	6,203,048
Monmouth Real Estate Investment Corp. Class A	107,003	1,605,045
Monogram Residential Trust, Inc.	269,718	2,745,729
National Health Investors, Inc.	60,440	4,422,395
National Storage Affiliates Trust	68,034	1,666,833
New Senior Investment Group, Inc. (b)	123,496	1,286,828
NexPoint Residential Trust, Inc.	29,551	709,520
NorthStar Realty Europe Corp.	89,518	1,041,094
One Liberty Properties, Inc.	22,874	555,381
Parkway, Inc.	68,803	1,386,380
Pebblebrook Hotel Trust (b)	115,704	3,443,351
Pennsylvania Real Estate Investment Trust (SBI) (b)	111,503	1,544,317
Physicians Realty Trust	249,023	4,890,812
Potlatch Corp.	65,777	2,963,254
Preferred Apartment Communities, Inc. Class A	44,128	624,411
PS Business Parks, Inc.	31,835	3,869,226
QTS Realty Trust, Inc. Class A	75,696	4,045,194
RAIT Financial Trust	145,810	447,637
Ramco-Gershenson Properties Trust (SBI)	127,868	1,704,480
Retail Opportunity Investments Corp.	174,088	3,586,213
Rexford Industrial Realty, Inc.	105,906	2,641,296
RLJ Lodging Trust	197,149	4,236,732
Ryman Hospitality Properties, Inc.	70,291	4,483,160
Sabra Health Care REIT, Inc. (b)	104,459	2,840,240
Saul Centers, Inc.	15,758	946,268
Select Income REIT	103,144	2,584,789
Seritage Growth Properties (b)	40,577	1,683,946
Silver Bay Realty Trust Corp.	53,660	1,149,934
Stag Industrial, Inc.	133,061	3,507,488
Summit Hotel Properties, Inc.	149,076	2,464,226
Sunstone Hotel Investors, Inc.	350,259	5,215,357
Terreno Realty Corp.	72,832	2,249,052
The GEO Group, Inc.	196,808	6,557,643
TIER REIT, Inc.	78,010	1,350,353
UMH Properties, Inc.	40,812	653,808
Universal Health Realty Income Trust (SBI)	20,245	1,412,089
Urban Edge Properties	145,775	3,717,263
Urstadt Biddle Properties, Inc. Class A	48,603	955,535
Washington REIT (SBI) (b)	118,601	3,756,094
Whitestone REIT Class B	44,397	556,738
WP Glimcher, Inc.	299,901	2,639,129
Xenia Hotels & Resorts, Inc.	167,219	2,919,644
		227,951,657
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	75,467	3,472,237
Altisource Portfolio Solutions SA (a)(b)	18,346	405,263
Consolidated-Tomoka Land Co.	6,724	364,643
Forestar Group, Inc. (a)	67,845	960,007
FRP Holdings, Inc. (a)	10,101	431,313
Griffin Industrial Realty, Inc.	833	25,215
HFF, Inc.	58,218	1,828,045
Kennedy-Wilson Holdings, Inc.	133,708	2,727,643
Marcus & Millichap, Inc. (a)	23,141	597,038
RE/MAX Holdings, Inc.	28,920	1,710,618
Stratus Properties, Inc.	9,836	293,605
Tejon Ranch Co. (a)	22,224	508,930
The St. Joe Co. (a)(b)	81,923	1,433,653
Trinity Place Holdings, Inc. (a)(b)	36,111	257,471
		15,015,681

TOTAL REAL ESTATE		242,967,338

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	17,262	1,194,358
Cincinnati Bell, Inc. (a)	68,666	1,294,354
Cogent Communications Group, Inc.	67,198	3,023,910
Consolidated Communications Holdings, Inc. (b)	80,681	1,909,719
FairPoint Communications, Inc. (a)	35,089	598,267
General Communications, Inc. Class A (a)	43,614	1,632,908
Globalstar, Inc. (a)(b)	639,724	1,221,873
Hawaiian Telcom Holdco, Inc. (a)	10,532	268,039
IDT Corp. Class B	27,556	418,576
Intelsat SA (a)(b)	50,187	148,052
Iridium Communications, Inc. (a)(b)	133,323	1,413,224
Lumos Networks Corp. (a)	29,993	537,175
ORBCOMM, Inc. (a)	104,159	1,004,093
PDVWireless, Inc. (a)(b)	15,651	401,448
Straight Path Communications, Inc. Class B (a)	15,476	1,994,237
Vonage Holdings Corp. (a)	306,497	2,056,595
Windstream Holdings, Inc. (b)	293,522	1,620,241
		20,737,069
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	57,414	820,446
NII Holdings, Inc. (a)	84,979	73,320
Shenandoah Telecommunications Co.	74,941	2,398,112
Spok Holdings, Inc.	33,676	604,484
		3,896,362

TOTAL TELECOMMUNICATION SERVICES		24,633,431

UTILITIES - 3.7%
Electric Utilities - 1.1%
Allete, Inc.	79,990	5,592,101
El Paso Electric Co.	65,570	3,383,412
Genie Energy Ltd. Class B	20,494	162,927
IDACORP, Inc.	81,187	6,861,925
MGE Energy, Inc.	56,603	3,639,573
Otter Tail Corp.	61,599	2,433,161
PNM Resources, Inc.	128,983	4,804,617
Portland General Electric Co.	143,873	6,523,202
Spark Energy, Inc. Class A, (b)	7,801	280,056
		33,680,974
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	25,508	1,869,736
Delta Natural Gas Co., Inc.	11,126	337,118
New Jersey Resources Corp.	138,411	5,584,884
Northwest Natural Gas Co.	43,916	2,617,394
ONE Gas, Inc.	84,130	5,790,668
South Jersey Industries, Inc.	128,829	4,833,664
Southwest Gas Holdings, Inc.	76,049	6,369,864
Spire, Inc.	72,401	4,963,089
WGL Holdings, Inc.	81,310	6,704,823
		39,071,240
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	183,604	462,692
Atlantica Yield PLC	95,469	1,989,574
Dynegy, Inc. (a)(b)	189,507	1,216,635
NRG Yield, Inc.:
Class A	55,474	961,919
Class C (b)	104,040	1,841,508
Ormat Technologies, Inc.	62,905	3,715,169
Pattern Energy Group, Inc. (b)	107,111	2,358,584
TerraForm Global, Inc. (a)	145,205	689,724
Terraform Power, Inc. (a)(b)	141,599	1,782,731
Vivint Solar, Inc. (a)(b)	35,998	107,994
		15,126,530
Multi-Utilities - 0.5%
Avista Corp.	102,191	4,122,385
Black Hills Corp. (b)	83,282	5,664,842
NorthWestern Energy Corp.	78,081	4,667,682
Unitil Corp.	22,944	1,111,178
		15,566,087
Water Utilities - 0.3%
American States Water Co.	59,161	2,633,848
AquaVenture Holdings Ltd. (b)	11,510	211,439
Artesian Resources Corp. Class A	12,359	474,709
California Water Service Group	77,675	2,772,998
Connecticut Water Service, Inc.	18,195	976,526
Consolidated Water Co., Inc.	23,158	273,264
Global Water Resources, Inc. (b)	12,987	118,701
Middlesex Water Co.	26,224	999,659
SJW Corp.	26,513	1,294,895
York Water Co.	21,385	801,938
		10,557,977

TOTAL UTILITIES		114,002,808

TOTAL COMMON STOCKS
(Cost $2,682,459,044)		3,085,973,121
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.56% to 0.92% 8/17/17 to 10/12/17 (c)
(Cost $2,992,493)	$3,000,000	$2,990,977
	Shares	Value

Money Market Funds - 20.8%
Fidelity Cash Central Fund, 0.85% (d)	64,510,248	$64,523,150
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	583,027,669	583,085,971
TOTAL MONEY MARKET FUNDS
(Cost $647,575,720)		647,609,121
TOTAL INVESTMENT PORTFOLIO - 119.9%
(Cost $3,333,027,257)		3,736,573,219
NET OTHER ASSETS (LIABILITIES) - (19.9)%		(620,263,391)
NET ASSETS - 100%		$3,116,309,828

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
429 ICE Russell 2000 Index Contracts (United States)	June 2017	29,995,680	$980,965

The face value of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,990,977.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$239,215
Fidelity Securities Lending Cash Central Fund	4,693,238
Total	$4,932,453

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$381,634,843	$381,634,843	$--	$--
Consumer Staples	90,539,373	90,539,373	--	--
Energy	93,340,278	93,340,278	--	--
Financials	598,501,769	598,501,769	--	--
Health Care	402,221,081	401,721,221	--	499,860
Industrials	446,468,488	446,468,488	--	--
Information Technology	537,510,960	537,510,960	--	--
Materials	154,152,752	154,152,751	--	1
Real Estate	242,967,338	242,967,338	--	--
Telecommunication Services	24,633,431	24,633,431	--	--
Utilities	114,002,808	114,002,808	--	--
U.S. Government and Government Agency Obligations	2,990,977	--	2,990,977	--
Money Market Funds	647,609,121	647,609,121	--	--
Total Investments in Securities:	$3,736,573,219	$3,733,082,381	$2,990,977	$499,861
Derivative Instruments:
Assets
Futures Contracts	$980,965	$980,965	$--	$--
Total Assets	$980,965	$980,965	$--	$--
Total Derivative Instruments:	$980,965	$980,965	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$980,965	$0
Total Equity Risk	980,965	0
Total Value of Derivatives	$980,965	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value (including securities loaned of $561,044,545) — See accompanying schedule: Unaffiliated issuers (cost $2,685,451,537)	$3,088,964,098
Fidelity Central Funds (cost $647,575,720)	647,609,121
Total Investments (cost $3,333,027,257)		$3,736,573,219
Cash		4,625,234
Receivable for investments sold		3,376,939
Receivable for fund shares sold		10,472,713
Dividends receivable		926,565
Distributions receivable from Fidelity Central Funds		494,675
Other receivables		2,046
Total assets		3,756,471,391
Liabilities
Payable for investments purchased	$53,088,634
Payable for fund shares redeemed	2,946,219
Accrued management fee	98,597
Payable for daily variation margin for derivative instruments	894,426
Other affiliated payables	69,126
Collateral on securities loaned	583,064,561
Total liabilities		640,161,563
Net Assets		$3,116,309,828
Net Assets consist of:
Paid in capital		$2,686,888,296
Undistributed net investment income		9,603,869
Accumulated undistributed net realized gain (loss) on investments		15,290,736
Net unrealized appreciation (depreciation) on investments		404,526,927
Net Assets		$3,116,309,828
Investor Class:
Net Asset Value, offering price and redemption price per share ($41,190,296 ÷ 2,167,617 shares)		$19.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($2,227,297,065 ÷ 117,050,702 shares)		$19.03
Institutional Class:
Net Asset Value, offering price and redemption price per share ($677,916,756 ÷ 35,619,252 shares)		$19.03
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($169,905,711 ÷ 8,927,240 shares)		$19.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2017
Investment Income
Dividends		$26,810,491
Interest		10,620
Income from Fidelity Central Funds (including $4,693,238 from security lending)		4,932,453
Total income		31,753,564
Expenses
Management fee	$1,151,396
Transfer agent fees	707,261
Independent trustees' fees and expenses	8,469
Miscellaneous	6,843
Total expenses before reductions	1,873,969
Expense reductions	(342,893)	1,531,076
Net investment income (loss)		30,222,488
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,662,795
Fidelity Central Funds	(7,613)
Futures contracts	5,991,538
Total net realized gain (loss)		37,646,720
Change in net unrealized appreciation (depreciation) on: Investment securities	399,694,545
Futures contracts	279,066
Total change in net unrealized appreciation (depreciation)		399,973,611
Net gain (loss)		437,620,331
Net increase (decrease) in net assets resulting from operations		$467,842,819

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2017	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,222,488	$21,372,584
Net realized gain (loss)	37,646,720	30,476,406
Change in net unrealized appreciation (depreciation)	399,973,611	(129,611,795)
Net increase (decrease) in net assets resulting from operations	467,842,819	(77,762,805)
Distributions to shareholders from net investment income	(26,522,981)	(18,567,785)
Distributions to shareholders from net realized gain	(21,906,437)	(35,511,156)
Total distributions	(48,429,418)	(54,078,941)
Share transactions - net increase (decrease)	1,144,159,440	377,129,391
Redemption fees	128,948	158,310
Total increase (decrease) in net assets	1,563,701,789	245,445,955
Net Assets
Beginning of period	1,552,608,039	1,307,162,084
End of period	$3,116,309,828	$1,552,608,039
Other Information
Undistributed net investment income end of period	$9,603,869	$6,887,907

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Investor Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.46	$17.05	$16.06	$13.59	$11.78
Income from Investment Operations
Net investment income (loss)A	.22	.22	.22	.19	.18
Net realized and unrealized gain (loss)	3.71	(1.21)	1.34	2.56	1.85
Total from investment operations	3.93	(.99)	1.56	2.75	2.03
Distributions from net investment income	(.20)	(.19)	(.18)	(.12)	(.14)
Distributions from net realized gain	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.39)	(.60)	(.57)	(.29)B	(.23)C
Redemption fees added to paid in capitalA	–D	–D	–D	.01	.01
Net asset value, end of period	$19.00	$15.46	$17.05	$16.06	$13.59
Total ReturnE	25.66%	(5.87)%	9.82%	20.46%	17.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	.22%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.19%	.23%	.23%	.23%	.29%
Expenses net of all reductions	.19%	.23%	.23%	.23%	.29%
Net investment income (loss)	1.29%	1.38%	1.30%	1.18%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$41,190	$41,773	$31,449	$21,013	$8,079
Portfolio turnover rateH	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Premium Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.48	$17.07	$16.08	$13.61	$11.79
Income from Investment Operations
Net investment income (loss)A	.25	.24	.24	.21	.21
Net realized and unrealized gain (loss)	3.71	(1.21)	1.34	2.57	1.84
Total from investment operations	3.96	(.97)	1.58	2.78	2.05
Distributions from net investment income	(.22)	(.21)	(.20)	(.14)	(.15)
Distributions from net realized gain	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.41)	(.62)	(.59)	(.32)	(.24)B
Redemption fees added to paid in capitalA	–C	–C	–C	.01	.01
Net asset value, end of period	$19.03	$15.48	$17.07	$16.08	$13.61
Total ReturnD	25.86%	(5.73)%	9.96%	20.61%	17.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.07%	.09%	.09%	.09%	.12%
Expenses net of all reductions	.07%	.09%	.09%	.09%	.12%
Net investment income (loss)	1.41%	1.52%	1.44%	1.32%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,227,297	$1,101,583	$895,003	$632,741	$197,995
Portfolio turnover rateG	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Institutional Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.48	$17.07	$16.09	$13.61	$11.80
Income from Investment Operations
Net investment income (loss)A	.25	.24	.24	.21	.22
Net realized and unrealized gain (loss)	3.71	(1.20)	1.34	2.58	1.82
Total from investment operations	3.96	(.96)	1.58	2.79	2.04
Distributions from net investment income	(.22)	(.22)	(.20)	(.14)	(.15)
Distributions from net realized gain	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.41)	(.63)	(.60)B	(.32)	(.24)C
Redemption fees added to paid in capitalA	–D	–D	–D	.01	.01
Net asset value, end of period	$19.03	$15.48	$17.07	$16.09	$13.61
Total ReturnE	25.88%	(5.71)%	9.92%	20.71%	17.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.06%	.07%	.07%	.07%	.10%
Expenses net of all reductions	.06%	.07%	.07%	.07%	.10%
Net investment income (loss)	1.42%	1.54%	1.46%	1.34%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$677,917	$292,313	$376,321	$263,061	$27,675
Portfolio turnover rateH	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Institutional Premium Class

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.48	$17.07	$16.09	$13.61	$11.80
Income from Investment Operations
Net investment income (loss)A	.25	.24	.25	.21	.23
Net realized and unrealized gain (loss)	3.72	(1.20)	1.33	2.58	1.81
Total from investment operations	3.97	(.96)	1.58	2.79	2.04
Distributions from net investment income	(.23)	(.22)	(.21)	(.14)	(.16)
Distributions from net realized gain	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.42)	(.63)	(.60)	(.32)	(.24)
Redemption fees added to paid in capitalA	–B	–B	–B	.01	.01
Net asset value, end of period	$19.03	$15.48	$17.07	$16.09	$13.61
Total ReturnC	25.90%	(5.69)%	9.94%	20.73%	17.77%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.04%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.04%	.05%	.05%	.05%	.06%
Net investment income (loss)	1.44%	1.56%	1.48%	1.36%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$169,906	$116,939	$4,389	$3,654	$2,082
Portfolio turnover rateF	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017

1. Organization.

Fidelity Mid Cap Index (formerly Spartan Mid Cap Index) Fund and Fidelity Small Cap Index (formerly Spartan Small Cap Index) Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Mid Cap Index Fund	$3,548,760,695	$572,534,935	$(182,197,115)	$390,337,820
Fidelity Small Cap Index Fund	3,342,672,147	615,352,598	(221,451,526)	393,901,072

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Mid Cap Index Fund	$16,093,620	$8,417,325	$390,337,820
Fidelity Small Cap Index Fund	14,597,201	20,923,260	393,901,072

The tax character of distributions paid was as follows:

April 30, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$33,065,767	$20,466,245	$53,532,012
Fidelity Small Cap Index Fund	27,952,624	20,476,794	48,429,418

April 30, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$27,159,582	$30,357,738	$57,517,320
Fidelity Small Cap Index Fund	24,418,565	29,660,376	54,078,941

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. Shares held by investors of Fidelity Small Cap Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Mid Cap Index Fund
Equity Risk
Futures Contracts	$2,467,241	$(2,053)
Total Equity Risk	2,467,241	(2,053)
Totals	$2,467,241	$(2,053)
Fidelity Small Cap Index Fund
Equity Risk
Futures Contracts	$5,991,538	$279,066
Total Equity Risk	5,991,538	279,066
Totals	$5,991,538	$279,066

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.
5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	2,121,177,554	360,335,131
Fidelity Small Cap Index Fund	1,461,323,068	227,398,533

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .04% of each Fund's average net assets. Prior to July 1, 2016, the management fee was based on an annual rate of .12% and .15% of average net assets for Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was.05% and .05% of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund's average net assets, respectively.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.19%	.07%	.06%	.04%
Fidelity Small Cap Index Fund	.19%	.07%	.06%	.04%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.33%	.20%	.14%	.12%
Fidelity Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for each Fund's Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, each Investor Class, Premium Class and Institutional Class pays a portion of the transfer agent fees at an annual rate of .15%, .03% and .02% of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee. Prior to July 1, 2016, each Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of class-level average net assets, respectively, and each Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Mid Cap Index Fund
Investor Class	$86,837.16
Premium Class	667,940.04
Institutional Class	114,352.02
	$869,129
Fidelity Small Cap Index Fund
Investor Class	$60,099.16
Premium Class	568,171.04
Institutional Class	78,991.02
	$707,261

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Index Fund	Borrower	$115,290,500	1.08%	$6,949

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Mid Cap Index Fund	$7,872
Fidelity Small Cap Index Fund	6,843

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016, the expense limitations were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Mid Cap Index Fund
Investor Class	.22%	$9,208
Premium Class	.08%	262,354
Institutional Class	.06%	46,620
Institutional Premium Class	.04%	1,043
Fidelity Small Cap Index Fund
Investor Class	.23%	$9,274
Premium Class	.09%	263,197
Institutional Class	.07%	49,866
Institutional Premium Class	.05%	19,799

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Mid Cap Index Fund	$439
Fidelity Small Cap Index Fund	757

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2017	Year ended April 30, 2016
Fidelity Mid Cap Index Fund
From net investment income
Investor Class	$697,250	$433,203
Premium Class	23,626,723	14,372,434
Institutional Class	7,404,312	3,947,082
Institutional Premium Class	130,000	140,462
Total	$31,858,285	$18,893,181
From net realized gain
Investor Class	$517,464	$973,652
Premium Class	16,055,901	29,414,783
Institutional Class	5,014,734	8,001,457
Institutional Premium Class	85,628	234,247
Total	$21,673,727	$38,624,139
Fidelity Small Cap Index Fund
From net investment income
Investor Class	$502,754	$423,930
Premium Class	19,402,904	12,990,151
Institutional Class	4,821,792	5,086,461
Institutional Premium Class	1,795,531	67,243
Total	$26,522,981	$18,567,785
From net realized gain
Investor Class	$489,673	$906,854
Premium Class	15,955,227	24,866,070
Institutional Class	3,981,057	9,613,726
Institutional Premium Class	1,480,480	124,506
Total	$21,906,437	$35,511,156

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2017	Year ended April 30, 2016	Year ended April 30, 2017	Year ended April 30, 2016
Fidelity Mid Cap Index Fund
Investor Class
Shares sold	7,643,350	4,272,995	$138,601,699	$71,460,513
Reinvestment of distributions	64,351	83,014	1,157,032	1,355,868
Shares redeemed	(7,299,480)	(3,380,609)	(132,202,817)	(57,484,590)
Net increase (decrease)	408,221	975,400	$7,555,914	$15,331,791
Premium Class
Shares sold	88,482,589	35,589,660	$1,611,671,089	$599,717,802
Reinvestment of distributions	2,101,997	2,582,090	37,889,390	42,089,174
Shares redeemed	(27,363,353)	(18,975,186)	(498,676,120)	(318,712,121)
Net increase (decrease)	63,221,233	19,196,564	$1,150,884,359	$323,094,855
Institutional Class
Shares sold	39,004,771	7,564,735	$704,754,377	$128,647,279
Reinvestment of distributions	677,027	733,310	12,225,217	11,948,539
Shares redeemed	(17,190,638)	(7,136,323)	(321,040,955)	(118,438,635)
Net increase (decrease)	22,491,160	1,161,722	$395,938,639	$22,157,183
Institutional Premium Class
Shares sold	17,946,363	272,603	$342,998,448	$4,715,456
Reinvestment of distributions	11,986	22,263	215,629	374,709
Shares redeemed	(8,463,801)	(1,244,265)	(160,184,276)	(22,273,948)
Net increase (decrease)	9,494,548	(949,399)	$183,029,801	$(17,183,783)
Fidelity Small Cap Index Fund
Investor Class
Shares sold	5,465,816	3,853,857	$96,808,855	$60,707,944
Reinvestment of distributions	53,687	76,604	928,096	1,211,576
Shares redeemed	(6,054,316)	(3,073,071)	(105,312,406)	(48,479,073)
Net increase (decrease)	(534,813)	857,390	$(7,575,455)	$13,440,447
Premium Class
Shares sold	69,330,537	31,046,482	$1,236,215,604	$492,628,974
Reinvestment of distributions	1,947,528	2,308,607	34,128,827	36,584,992
Shares redeemed	(25,390,842)	(14,626,104)	(450,079,071)	(229,670,968)
Net increase (decrease)	45,887,223	18,728,985	$820,265,360	$299,542,998
Institutional Class
Shares sold	21,675,323	8,351,538	$393,667,824	$131,670,676
Reinvestment of distributions	504,272	925,476	8,802,701	14,700,187
Shares redeemed	(5,439,718)	(12,439,845)	(96,173,924)	(191,859,594)
Net increase (decrease)	16,739,877	(3,162,831)	$306,296,601	$(45,488,731)
Institutional Premium Class
Shares sold	3,037,631	7,418,522	$54,318,701	$111,546,417
Reinvestment of distributions	188,382	12,127	3,276,011	191,749
Shares redeemed	(1,851,388)	(135,085)	(32,421,778)	(2,103,489)
Net increase (decrease)	1,374,625	7,295,564	$25,172,934	$109,634,677

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Mid Cap Index Fund (formerly Spartan Mid Cap Index Fund) and Fidelity Small Cap Index Fund (formerly Spartan Small Cap Index Fund):

We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds), each a fund of the Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund as of April 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 14, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 248 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Fidelity Mid Cap Index Fund
Investor Class	.19%
Actual		$1,000.00	$1,128.50	$1.06
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Premium Class	.07%
Actual		$1,000.00	$1,128.50	$.37
Hypothetical-C		$1,000.00	$1,024.45	$.35
Institutional Class	.06%
Actual		$1,000.00	$1,129.10	$.32
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Premium Class	.04%
Actual		$1,000.00	$1,129.30	$.21
Hypothetical-C		$1,000.00	$1,024.60	$.20
Fidelity Small Cap Index Fund
Investor Class	.19%
Actual		$1,000.00	$1,183.30	$1.03
Hypothetical-C		$1,000.00	$1,023.85	$.95
Premium Class	.07%
Actual		$1,000.00	$1,184.50	$.38
Hypothetical-C		$1,000.00	$1,024.45	$.35
Institutional Class	.06%
Actual		$1,000.00	$1,184.60	$.32
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Premium Class	.04%
Actual		$1,000.00	$1,184.70	$.22
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Mid Cap Index Fund
Investor Class	06/12/17	06/09/17	$0.06200	$0.053
Premium Class	06/12/17	06/09/17	$0.07235	$0.053
Institutional Class	06/12/17	06/09/17	$0.07322	$0.053
Institutional Premium Class	06/12/17	06/09/17	$0.07495	$0.053
Fidelity Small Cap Index Fund
Investor Class	06/12/17	06/09/17	$0.04700	$0.155
Premium Class	06/12/17	06/09/17	$0.05718	$0.155
Institutional Class	06/12/17	06/09/17	$0.05804	$0.155
Institutional Premium Class	06/12/17	06/09/17	$0.05973	$0.155

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Index Fund	$24,958,136
Fidelity Small Cap Index Fund	$33,989,250

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund
June, 2016	100%	92%	90%	88%
December 16, 2016	82%	76%	76%	75%
December 30, 2016	76%	76%	76%	76%
Fidelity Small Cap Index Fund
June, 2016	45%	40%	39%	38%
December, 2016	69%	63%	63%	62%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund
June, 2016	100%	99%	97%	95%
December 16, 2016	95%	88%	87%	86%
December 30, 2016	88%	88%	88%	88%
Fidelity Small Cap Index Fund
June, 2016	50%	44%	43%	42%
December, 2016	73%	67%	67%	66%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

MCX-I-SCX-I-ANN-0617
1.929320.105

Fidelity Flex℠ Funds Fidelity Flex℠ Small Cap Index Fund Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

% of fund's net assets
Advanced Micro Devices, Inc.	0.5
The Chemours Co. LLC	0.4
Take-Two Interactive Software, Inc.	0.3
LogMeIn, Inc.	0.3
Coherent, Inc.	0.3
Microsemi Corp.	0.3
Olin Corp.	0.3
Exelixis, Inc.	0.3
XPO Logistics, Inc.	0.2
New Residential Investment Corp.	0.2
3.1

Top Market Sectors as of April 30, 2017

% of fund's net assets
Financials	19.4
Information Technology	17.4
Industrials	14.7
Health Care	13.1
Consumer Discretionary	12.3
Real Estate	7.8
Materials	4.9
Utilities	3.7
Energy	3.0
Consumer Staples	2.8

Asset Allocation (% of fund's net assets)

As of April 30, 2017 *
Stocks	99.9%
Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.5%

Investments April 30, 2017

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	27	$475
Cooper Tire & Rubber Co.	17	651
Cooper-Standard Holding, Inc. (a)	5	565
Dana Holding Corp.	57	1,107
Dorman Products, Inc. (a)	8	665
Fox Factory Holding Corp. (a)	7	210
Gentherm, Inc. (a)	13	483
Horizon Global Corp. (a)	9	127
Lci Industries	7	708
Modine Manufacturing Co. (a)	17	206
Motorcar Parts of America, Inc. (a)	6	182
Spartan Motors, Inc.	6	50
Standard Motor Products, Inc.	7	356
Stoneridge, Inc. (a)	10	196
Superior Industries International, Inc.	10	218
Tenneco, Inc.	15	945
Tower International, Inc.	8	217
		7,361
Automobiles - 0.1%
REV Group, Inc.	2	56
Winnebago Industries, Inc.	10	287
		343
Distributors - 0.1%
Core-Mark Holding Co., Inc.	15	525
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	3	66
Bright Horizons Family Solutions, Inc. (a)	13	990
Capella Education Co.	4	381
Career Education Corp. (a)	26	264
Carriage Services, Inc.	9	246
Chegg, Inc. (a)	31	279
DeVry, Inc.	20	757
Grand Canyon Education, Inc. (a)	14	1,052
Houghton Mifflin Harcourt Co. (a)	45	518
K12, Inc. (a)	12	226
Laureate Education, Inc. Class A	15	207
Regis Corp. (a)	19	207
Sotheby's Class A (Ltd. vtg.) (a)	16	758
Strayer Education, Inc.	4	347
Weight Watchers International, Inc. (a)	10	209
		6,507
Hotels, Restaurants & Leisure - 3.1%
Belmond Ltd. Class A (a)	31	384
Biglari Holdings, Inc. (a)	1	427
BJ's Restaurants, Inc. (a)	9	406
Bloomin' Brands, Inc.	34	737
Bob Evans Farms, Inc.	7	467
Boyd Gaming Corp. (a)	26	590
Buffalo Wild Wings, Inc. (a)	6	945
Caesars Acquisition Co. (a)	16	279
Caesars Entertainment Corp. (a)	20	222
Carrols Restaurant Group, Inc. (a)	15	210
Churchill Downs, Inc.	4	667
Chuy's Holdings, Inc. (a)	9	268
ClubCorp Holdings, Inc.	21	282
Cracker Barrel Old Country Store, Inc.	6	961
Dave & Buster's Entertainment, Inc. (a)	12	768
Del Frisco's Restaurant Group, Inc. (a)	13	224
Denny's Corp. (a)	26	330
DineEquity, Inc.	6	339
Eldorado Resorts, Inc. (a)	10	191
Fiesta Restaurant Group, Inc. (a)	10	244
Ilg, Inc.	28	675
International Speedway Corp. Class A	12	445
Intrawest Resorts Holdings, Inc. (a)	7	165
Isle of Capri Casinos, Inc. (a)	8	184
Jack in the Box, Inc.	10	1,020
La Quinta Holdings, Inc. (a)	30	423
Marcus Corp.	9	304
Marriott Vacations Worldwide Corp.	7	771
Papa John's International, Inc.	8	632
Penn National Gaming, Inc. (a)	28	517
Pinnacle Entertainment, Inc.	20	411
Planet Fitness, Inc.	8	166
Red Robin Gourmet Burgers, Inc. (a)	5	294
Red Rock Resorts, Inc.	12	281
Ruby Tuesday, Inc. (a)	18	46
Ruth's Hospitality Group, Inc.	12	239
Scientific Games Corp. Class A (a)	17	404
SeaWorld Entertainment, Inc.	21	368
Shake Shack, Inc. Class A (a)	6	204
Sonic Corp.	16	430
Texas Roadhouse, Inc. Class A	20	938
The Cheesecake Factory, Inc.	13	834
Wingstop, Inc.	6	177
Zoe's Kitchen, Inc. (a)	3	54
		18,923
Household Durables - 1.3%
Beazer Homes U.S.A., Inc. (a)	14	174
Cavco Industries, Inc. (a)	3	356
Century Communities, Inc. (a)	8	218
Ethan Allen Interiors, Inc.	10	298
Flexsteel Industries, Inc.	2	106
GoPro, Inc. Class A (a)	35	289
Helen of Troy Ltd. (a)	9	846
Hooker Furniture Corp.	6	261
Hovnanian Enterprises, Inc. Class A (a)	22	51
Installed Building Products, Inc. (a)	6	320
iRobot Corp. (a)	8	638
KB Home	27	556
La-Z-Boy, Inc.	16	446
LGI Homes, Inc. (a)	5	159
Libbey, Inc.	3	32
M.D.C. Holdings, Inc.	13	403
M/I Homes, Inc.	11	299
Meritage Homes Corp. (a)	14	545
NACCO Industries, Inc. Class A	1	85
Taylor Morrison Home Corp. (a)	14	323
TopBuild Corp. (a)	12	614
TRI Pointe Homes, Inc. (a)	49	610
Universal Electronics, Inc. (a)	5	347
William Lyon Homes, Inc. (a)	9	198
Zagg, Inc. (a)	7	50
		8,224
Internet & Direct Marketing Retail - 0.5%
Duluth Holdings, Inc. (a)	2	44
Etsy, Inc. (a)	36	387
FTD Companies, Inc. (a)	6	120
HSN, Inc.	10	369
Lands' End, Inc. (a)	3	71
Liberty TripAdvisor Holdings, Inc. (a)	26	382
NutriSystem, Inc.	9	481
PetMed Express, Inc.	9	208
Shutterfly, Inc. (a)	11	571
Wayfair LLC Class A (a)	11	503
		3,136
Leisure Products - 0.2%
American Outdoor Brands Corp. (a)	17	377
Callaway Golf Co.	30	356
Malibu Boats, Inc. Class A (a)	8	184
Nautilus, Inc. (a)	12	218
Sturm, Ruger & Co., Inc.	6	363
		1,498
Media - 1.5%
AMC Entertainment Holdings, Inc. Class A	16	485
E.W. Scripps Co. Class A (a)	19	423
Entercom Communications Corp. Class A	9	114
Entravision Communication Corp. Class A	29	180
Eros International PLC (a)	15	149
Gannett Co., Inc.	42	351
Global Eagle Entertainment, Inc. (a)	15	47
Gray Television, Inc. (a)	23	337
IMAX Corp. (a)	19	580
Liberty Media Corp.:
Liberty Braves Class C (a)	15	368
Liberty Media Class A (a)	5	170
Liberty Media Class C (a)	17	595
Loral Space & Communications Ltd. (a)	6	230
MDC Partners, Inc. Class A	18	161
Meredith Corp.	11	644
MSG Network, Inc. Class A (a)	21	524
National CineMedia, Inc.	26	309
New Media Investment Group, Inc.	17	224
Nexstar Broadcasting Group, Inc. Class A	14	966
Scholastic Corp.	9	389
Sinclair Broadcast Group, Inc. Class A	21	828
The New York Times Co. Class A	40	578
Time, Inc.	33	502
tronc, Inc. (a)	11	158
World Wrestling Entertainment, Inc. Class A	13	279
		9,591
Multiline Retail - 0.2%
Big Lots, Inc.	13	656
Fred's, Inc. Class A	13	191
Ollie's Bargain Outlet Holdings, Inc. (a)	7	268
Sears Holdings Corp. (a)	4	41
Tuesday Morning Corp. (a)	13	42
		1,198
Specialty Retail - 2.3%
Aarons, Inc. Class A	21	755
Abercrombie & Fitch Co. Class A	22	264
America's Car Mart, Inc. (a)	1	37
American Eagle Outfitters, Inc.	54	761
Armstrong Flooring, Inc. (a)	9	173
Asbury Automotive Group, Inc. (a)	7	428
Ascena Retail Group, Inc. (a)	53	207
Barnes & Noble Education, Inc. (a)	19	198
Barnes & Noble, Inc.	22	188
Big 5 Sporting Goods Corp.	3	46
Caleres, Inc.	15	432
Chico's FAS, Inc.	43	594
Citi Trends, Inc.	5	94
Conn's, Inc. (a)	8	141
DSW, Inc. Class A	23	474
Express, Inc. (a)	27	233
Finish Line, Inc. Class A	17	269
Five Below, Inc. (a)	18	884
Francesca's Holdings Corp. (a)	14	221
Genesco, Inc. (a)	7	373
GNC Holdings, Inc.	25	195
Group 1 Automotive, Inc.	7	483
Guess?, Inc.	20	223
Haverty Furniture Companies, Inc.	8	197
Hibbett Sports, Inc. (a)	9	234
Lithia Motors, Inc. Class A (sub. vtg.)	8	764
Lumber Liquidators Holdings, Inc. (a)	9	221
MarineMax, Inc. (a)	9	183
Monro Muffler Brake, Inc.	11	570
Office Depot, Inc.	168	835
Party City Holdco, Inc. (a)	12	192
Pier 1 Imports, Inc.	29	195
Rent-A-Center, Inc.	20	214
RH (a)	13	624
Select Comfort Corp. (a)	14	433
Shoe Carnival, Inc.	6	152
Sonic Automotive, Inc. Class A (sub. vtg.)	10	196
Tailored Brands, Inc.	16	197
The Buckle, Inc.	10	187
The Cato Corp. Class A (sub. vtg.)	10	226
The Children's Place Retail Stores, Inc.	6	689
Tile Shop Holdings, Inc.	11	235
Vitamin Shoppe, Inc. (a)	9	174
Zumiez, Inc. (a)	6	108
		14,499
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	8	453
Crocs, Inc. (a)	31	193
Culp, Inc.	6	193
Deckers Outdoor Corp. (a)	10	596
Fossil Group, Inc. (a)	15	259
G-III Apparel Group Ltd. (a)	14	332
Movado Group, Inc.	6	140
Oxford Industries, Inc.	5	290
Sequential Brands Group, Inc. (a)	13	44
Steven Madden Ltd. (a)	20	761
Unifi, Inc. (a)	8	225
Wolverine World Wide, Inc.	31	747
		4,233

TOTAL CONSUMER DISCRETIONARY		76,038

CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	3	433
Coca-Cola Bottling Co. Consolidated	2	424
MGP Ingredients, Inc.	4	209
National Beverage Corp.	4	354
Primo Water Corp. (a)	11	132
		1,552
Food & Staples Retailing - 0.6%
AdvancePierre Foods Holdings, Inc.	7	284
Andersons, Inc.	10	374
Ingles Markets, Inc. Class A	7	327
Performance Food Group Co. (a)	12	299
PriceSmart, Inc.	7	609
SpartanNash Co.	13	478
SUPERVALU, Inc. (a)	90	369
United Natural Foods, Inc. (a)	16	664
Weis Markets, Inc.	4	231
		3,635
Food Products - 1.3%
Amplify Snack Brands, Inc. (a)	6	54
B&G Foods, Inc. Class A	21	882
Cal-Maine Foods, Inc.	11	415
Calavo Growers, Inc.	6	394
Darling International, Inc. (a)	54	817
Dean Foods Co.	30	592
Farmer Brothers Co. (a)	5	178
Fresh Del Monte Produce, Inc.	10	613
Freshpet, Inc. (a)	5	59
J&J Snack Foods Corp.	5	673
John B. Sanfilippo & Son, Inc.	3	221
Lancaster Colony Corp.	6	755
Landec Corp. (a)	11	151
Limoneira Co.	2	41
Omega Protein Corp.	9	181
Sanderson Farms, Inc.	6	695
Snyders-Lance, Inc.	24	846
Tootsie Roll Industries, Inc.	8	299
		7,866
Household Products - 0.2%
Central Garden & Pet Co. (a)	4	151
Central Garden & Pet Co. Class A (non-vtg.) (a)	10	352
HRG Group, Inc. (a)	32	640
WD-40 Co.	5	524
		1,667
Personal Products - 0.3%
Avon Products, Inc. (a)	144	698
Inter Parfums, Inc.	9	342
MediFast, Inc.	5	232
Natural Health Trends Corp.	3	86
Revlon, Inc. (a)	6	156
USANA Health Sciences, Inc. (a)	4	227
		1,741
Tobacco - 0.2%
Universal Corp.	7	514
Vector Group Ltd.	27	586
		1,100

TOTAL CONSUMER STAPLES		17,561

ENERGY - 3.0%
Energy Equipment & Services - 0.9%
Archrock, Inc.	25	295
Atwood Oceanics, Inc. (a)	28	219
Bristow Group, Inc.	11	147
Carbo Ceramics, Inc. (a)	12	82
Era Group, Inc. (a)	4	51
Exterran Corp. (a)	12	328
Fairmount Santrol Holidings, Inc. (a)	29	150
Forum Energy Technologies, Inc. (a)	21	355
Geospace Technologies Corp. (a)	3	50
Helix Energy Solutions Group, Inc. (a)	44	269
Hornbeck Offshore Services, Inc. (a)	11	38
Matrix Service Co. (a)	13	153
McDermott International, Inc. (a)	80	523
Newpark Resources, Inc. (a)	30	230
Oil States International, Inc. (a)	19	565
Parker Drilling Co. (a)	29	48
Pioneer Energy Services Corp. (a)	32	98
RigNet, Inc. (a)	2	39
SEACOR Holdings, Inc. (a)	6	394
Seadrill Ltd. (a)	112	77
Tesco Corp. (a)	20	131
TETRA Technologies, Inc. (a)	39	130
U.S. Silica Holdings, Inc.	23	955
Unit Corp. (a)	18	387
		5,714
Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp. (a)	73	137
Alon U.S.A. Energy, Inc.	14	169
Ardmore Shipping Corp.	6	47
Bill Barrett Corp. (a)	12	46
California Resources Corp. (a)	12	140
Callon Petroleum Co. (a)	61	722
Carrizo Oil & Gas, Inc. (a)	21	528
Clean Energy Fuels Corp. (a)	19	46
Cobalt International Energy, Inc. (a)	106	41
Contango Oil & Gas Co. (a)	7	50
CVR Energy, Inc.	4	88
Delek U.S. Holdings, Inc.	21	505
Denbury Resources, Inc. (a)	108	240
DHT Holdings, Inc.	37	177
Dorian Lpg Ltd. (a)	5	45
EP Energy Corp. (a)	11	50
Frontline Ltd. (NY Shares)	33	219
GasLog Ltd.	20	280
Gener8 Maritime, Inc. (a)	9	48
Golar LNG Ltd.	31	791
Green Plains, Inc.	13	299
International Seaways, Inc. (a)	3	58
Jones Energy, Inc.	19	38
Matador Resources Co. (a)	30	650
Nordic American Tanker Shipping Ltd.	37	307
Oasis Petroleum, Inc. (a)	76	907
Pacific Ethanol, Inc. (a)	7	48
Par Pacific Holdings, Inc. (a)	15	246
PDC Energy, Inc. (a)	18	994
Renewable Energy Group, Inc. (a)	16	167
Rex American Resources Corp. (a)	3	284
Ring Energy, Inc. (a)	17	204
RSP Permian, Inc. (a)	31	1,180
Sanchez Energy Corp. (a)	23	178
Scorpio Tankers, Inc.	51	224
SemGroup Corp. Class A	22	733
Ship Finance International Ltd. (NY Shares)	24	337
Src Energy, Inc. (a)	66	498
Teekay Corp.	17	148
Western Refining, Inc.	26	897
Westmoreland Coal Co. (a)	10	107
		12,873

TOTAL ENERGY		18,587

FINANCIALS - 19.4%
Banks - 11.3%
1st Source Corp.	7	338
Access National Corp.	7	198
Allegiance Bancshares, Inc. (a)	5	195
Ameris Bancorp	11	518
Arrow Financial Corp.	9	308
Banc of California, Inc.	16	347
BancFirst Corp.	3	288
Banco Latinoamericano de Comercio Exterior SA Series E	12	344
Bancorp, Inc., Delaware (a)	10	65
BancorpSouth, Inc.	25	761
Bank of Marin Bancorp	3	189
Bank of the Ozarks, Inc.	26	1,234
Banner Corp.	10	552
Bar Harbor Bankshares	7	216
Berkshire Hills Bancorp, Inc.	12	450
Blue Hills Bancorp, Inc.	15	272
BNC Bancorp	13	435
Boston Private Financial Holdings, Inc.	30	468
Bridge Bancorp, Inc.	13	471
Brookline Bancorp, Inc., Delaware	31	451
Bryn Mawr Bank Corp.	10	429
Camden National Corp.	8	342
Capital Bank Financial Corp. Series A	8	332
Carolina Financial Corp.	8	247
Cathay General Bancorp	20	761
Centerstate Banks of Florida, Inc.	14	353
Central Pacific Financial Corp.	13	407
Chemical Financial Corp.	19	902
City Holding Co.	5	355
CNB Financial Corp., Pennsylvania	7	167
CoBiz, Inc.	24	394
Columbia Banking Systems, Inc.	17	672
Community Bank System, Inc.	12	671
Community Trust Bancorp, Inc.	9	405
ConnectOne Bancorp, Inc.	12	266
CU Bancorp (a)	6	224
Customers Bancorp, Inc. (a)	9	278
CVB Financial Corp.	30	646
Eagle Bancorp, Inc. (a)	10	599
Enterprise Bancorp, Inc.	5	175
Enterprise Financial Services Corp.	8	338
Farmers Capital Bank Corp.	4	166
Farmers National Banc Corp.	13	186
FCB Financial Holdings, Inc. Class A (a)	9	425
Fidelity Southern Corp.	9	203
Financial Institutions, Inc.	9	302
First Bancorp, North Carolina	9	270
First Bancorp, Puerto Rico (a)	38	223
First Busey Corp.	12	359
First Citizen Bancshares, Inc.	3	1,044
First Commonwealth Financial Corp.	34	439
First Community Bancshares, Inc.	8	212
First Financial Bancorp, Ohio	22	608
First Financial Bankshares, Inc.	19	759
First Financial Corp., Indiana	7	342
First Foundation, Inc. (a)	14	220
First Interstate Bancsystem, Inc.	7	264
First Merchants Corp.	12	497
First Midwest Bancorp, Inc., Delaware	17	386
First of Long Island Corp.	11	299
Flushing Financial Corp.	14	413
FNB Corp., Pennsylvania	94	1,339
Franklin Financial Network, Inc. (a)	6	243
Fulton Financial Corp.	39	720
German American Bancorp, Inc.	10	329
Glacier Bancorp, Inc.	22	743
Great Southern Bancorp, Inc.	9	451
Great Western Bancorp, Inc.	17	700
Green Bancorp, Inc. (a)	9	162
Guaranty Bancorp	9	226
Hancock Holding Co.	23	1,074
Hanmi Financial Corp.	12	349
Heartland Financial U.S.A., Inc.	9	432
Heritage Commerce Corp.	23	328
Heritage Financial Corp., Washington	19	502
Hilltop Holdings, Inc.	24	667
Home Bancshares, Inc.	37	942
HomeTrust Bancshares, Inc. (a)	12	300
Hope Bancorp, Inc.	41	751
Horizon Bancorp Industries	8	216
IBERIABANK Corp.	12	952
Independent Bank Corp.	15	335
Independent Bank Corp., Massachusetts	8	506
Independent Bank Group, Inc.	3	180
International Bancshares Corp.	19	711
Investors Bancorp, Inc.	73	1,011
Lakeland Bancorp, Inc.	15	292
Lakeland Financial Corp.	9	411
LegacyTexas Financial Group, Inc.	14	529
Live Oak Bancshares, Inc.	8	193
MainSource Financial Group, Inc.	11	376
MB Financial, Inc.	21	893
Mercantile Bank Corp.	7	235
National Bank Holdings Corp.	8	253
NBT Bancorp, Inc.	15	573
Nicolet Bankshares, Inc. (a)	5	247
OFG Bancorp	20	234
Old National Bancorp, Indiana	31	521
Opus Bank	7	158
Pacific Continental Corp.	8	200
Pacific Premier Bancorp, Inc. (a)	9	329
Park National Corp.	6	633
Park Sterling Corp.	25	308
Peapack-Gladstone Financial Corp.	7	224
People's Utah Bancorp	8	211
Peoples Bancorp, Inc.	12	402
Peoples Financial Services Corp.	4	180
Pinnacle Financial Partners, Inc.	14	896
Preferred Bank, Los Angeles	5	265
PrivateBancorp, Inc.	22	1,271
Prosperity Bancshares, Inc.	22	1,478
QCR Holdings, Inc.	7	319
Renasant Corp.	16	678
Republic First Bancorp, Inc. (a)	19	163
S&T Bancorp, Inc.	13	467
Sandy Spring Bancorp, Inc.	10	433
Seacoast Banking Corp., Florida (a)	10	242
ServisFirst Bancshares, Inc.	14	529
Simmons First National Corp. Class A	10	547
South State Corp.	8	705
Southside Bancshares, Inc.	11	382
Southwest Bancorp, Inc., Oklahoma	7	182
State Bank Financial Corp.	16	430
Sterling Bancorp	37	860
Stock Yards Bancorp, Inc.	9	369
Stonegate Bank	4	184
Texas Capital Bancshares, Inc. (a)	14	1,065
The Bank of NT Butterfield & Son Ltd.	4	133
Tompkins Financial Corp.	6	496
TowneBank	15	487
Trico Bancshares	10	355
TriState Capital Holdings, Inc. (a)	9	224
Triumph Bancorp, Inc. (a)	7	157
Trustmark Corp.	19	631
UMB Financial Corp.	13	942
Umpqua Holdings Corp.	63	1,113
Union Bankshares Corp.	16	548
United Bankshares, Inc., West Virginia	31	1,237
United Community Bank, Inc.	18	492
Univest Corp. of Pennsylvania	14	424
Valley National Bancorp	73	858
Veritex Holdings, Inc. (a)	5	135
Washington Trust Bancorp, Inc.	6	295
Webster Financial Corp.	26	1,321
WesBanco, Inc.	15	597
West Bancorp., Inc.	11	256
Westamerica Bancorp.	9	495
Wintrust Financial Corp.	13	921
		69,833
Capital Markets - 1.3%
Arlington Asset Investment Corp.	12	175
BGC Partners, Inc. Class A	59	671
Cohen & Steers, Inc.	7	279
Cowen Group, Inc. Class A (a)	9	143
Diamond Hill Investment Group, Inc.	1	202
Evercore Partners, Inc. Class A	10	738
Financial Engines, Inc.	17	723
Gain Capital Holdings, Inc.	6	43
Greenhill & Co., Inc.	10	253
Houlihan Lokey	5	168
INTL FCStone, Inc. (a)	6	224
Investment Technology Group, Inc.	15	299
Janus Capital Group, Inc.	46	628
KCG Holdings, Inc. Class A (a)	14	279
Ladenburg Thalmann Financial Services, Inc. (a)	20	56
Moelis & Co. Class A	7	257
OM Asset Management Ltd.	13	202
Piper Jaffray Companies	5	313
PJT Partners, Inc.	7	243
Stifel Financial Corp. (a)	19	929
Virtu Financial, Inc. Class A	11	169
Virtus Investment Partners, Inc.	2	213
Waddell & Reed Financial, Inc. Class A	26	468
Westwood Holdings Group, Inc.	5	279
Wins Finance Holdings, Inc. (a)	1	46
WisdomTree Investments, Inc.	38	317
		8,317
Consumer Finance - 0.6%
Encore Capital Group, Inc. (a)	8	267
Enova International, Inc. (a)	12	170
EZCORP, Inc. (non-vtg.) Class A (a)	24	217
First Cash Financial Services, Inc.	16	831
Green Dot Corp. Class A (a)	15	514
LendingClub Corp. (a)	110	644
Nelnet, Inc. Class A	8	360
PRA Group, Inc. (a)	15	483
World Acceptance Corp. (a)	2	106
		3,592
Diversified Financial Services - 0.2%
Acushnet Holdings Corp.	9	164
Camping World Holdings, Inc.	5	155
Cotiviti Holdings, Inc.	4	167
FB Financial Corp.	1	36
Jeld-Wen Holding, Inc.	10	330
NewStar Financial, Inc.	5	54
On Deck Capital, Inc. (a)	10	48
Ra Pharmaceuticals, Inc.	2	47
Smart Sand, Inc.	3	37
		1,038
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	15	291
American Equity Investment Life Holding Co.	27	640
Amerisafe, Inc.	7	403
Argo Group International Holdings, Ltd.	9	594
Citizens, Inc. Class A (a)	21	148
CNO Financial Group, Inc.	56	1,180
Employers Holdings, Inc.	12	480
Enstar Group Ltd. (a)	3	584
FBL Financial Group, Inc. Class A	5	333
FNFV Group (a)	28	384
Genworth Financial, Inc. Class A (a)	168	679
Greenlight Capital Re, Ltd. (a)	15	323
HCI Group, Inc.	3	143
Heritage Insurance Holdings, Inc.	9	109
Horace Mann Educators Corp.	13	502
Infinity Property & Casualty Corp.	4	397
Investors Title Co.	1	178
James River Group Holdings Ltd.	5	218
Kemper Corp.	13	512
Maiden Holdings Ltd.	24	296
MBIA, Inc. (a)	46	386
National General Holdings Corp.	14	318
National Western Life Group, Inc.	1	306
Navigators Group, Inc.	8	432
Primerica, Inc.	14	1,173
RLI Corp.	12	687
Safety Insurance Group, Inc.	5	362
Selective Insurance Group, Inc.	17	898
State Auto Financial Corp.	9	242
State National Companies, Inc.	14	205
Stewart Information Services Corp.	8	380
Third Point Reinsurance Ltd. (a)	25	303
United Fire Group, Inc.	8	352
United Insurance Holdings Corp.	3	46
Universal Insurance Holdings, Inc.	11	287
WMI Holdings Corp. (a)	118	177
		14,948
Mortgage Real Estate Investment Trusts - 1.2%
AG Mortgage Investment Trust, Inc.	14	265
Altisource Residential Corp. Class B	19	273
American Capital Mortgage Investment Corp.	21	378
Anworth Mortgage Asset Corp.	46	270
Apollo Commercial Real Estate Finance, Inc.	21	405
Ares Commercial Real Estate Corp.	19	263
Armour Residential REIT, Inc.	14	337
Capstead Mortgage Corp.	37	412
CYS Investments, Inc.	56	478
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16	351
Invesco Mortgage Capital, Inc.	36	587
Ladder Capital Corp. Class A	15	219
New Residential Investment Corp.	90	1,500
New York Mortgage Trust, Inc.	41	263
Orchid Island Capital, Inc.	5	53
PennyMac Mortgage Investment Trust	23	411
Redwood Trust, Inc.	26	444
Resource Capital Corp.	5	47
Western Asset Mortgage Capital Corp.	34	358
		7,314
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	3	158
Thrifts & Mortgage Finance - 2.4%
Astoria Financial Corp.	29	591
Bank Mutual Corp.	30	276
Beneficial Bancorp, Inc.	28	448
BofI Holding, Inc. (a)	18	430
Capitol Federal Financial, Inc.	38	556
Clifton Bancorp, Inc.	26	434
Dime Community Bancshares, Inc.	15	292
Essent Group Ltd. (a)	22	814
EverBank Financial Corp.	34	663
Farmer Mac Class C (non-vtg.)	3	171
First Defiance Financial Corp.	6	322
Flagstar Bancorp, Inc. (a)	7	205
HomeStreet, Inc. (a)	9	234
Kearny Financial Corp.	32	467
Lendingtree, Inc. (a)	2	282
Meridian Bancorp, Inc. Maryland	20	351
Meta Financial Group, Inc.	3	255
MGIC Investment Corp. (a)	102	1,075
Nationstar Mortgage Holdings, Inc. (a)	13	209
NMI Holdings, Inc. (a)	18	209
Northfield Bancorp, Inc.	20	368
Northwest Bancshares, Inc.	26	420
OceanFirst Financial Corp.	9	249
Ocwen Financial Corp. (a)	35	80
Oritani Financial Corp.	23	390
PHH Corp. (a)	18	232
Provident Financial Services, Inc.	20	514
Radian Group, Inc.	65	1,097
Trustco Bank Corp., New York	50	398
United Community Financial Corp.	30	256
United Financial Bancorp, Inc. New	24	414
Walker & Dunlop, Inc. (a)	9	404
Washington Federal, Inc.	25	843
Waterstone Financial, Inc.	19	361
WSFS Financial Corp.	10	472
		14,782

TOTAL FINANCIALS		119,982

HEALTH CARE - 13.1%
Biotechnology - 4.9%
Acceleron Pharma, Inc. (a)	9	297
Achillion Pharmaceuticals, Inc. (a)	47	160
Acorda Therapeutics, Inc. (a)	15	242
Aduro Biotech, Inc. (a)	13	125
Advaxis, Inc. (a)	7	60
Agenus, Inc. (a)	16	57
Aimmune Therapeutics, Inc. (a)	10	194
Akebia Therapeutics, Inc. (a)	5	66
Alder Biopharmaceuticals, Inc. (a)	16	321
AMAG Pharmaceuticals, Inc. (a)	13	317
Amicus Therapeutics, Inc. (a)	50	384
Anavex Life Sciences Corp. (a)	9	51
Ardelyx, Inc. (a)	14	188
Arena Pharmaceuticals, Inc. (a)	117	157
Array BioPharma, Inc. (a)	55	477
Arrowhead Pharmaceuticals, Inc. (a)	27	42
Atara Biotherapeutics, Inc. (a)	7	120
Athersys, Inc. (a)	26	38
Axovant Sciences Ltd. (a)	5	121
Bellicum Pharmaceuticals, Inc. (a)	5	67
BioCryst Pharmaceuticals, Inc. (a)	27	171
BioTime, Inc. (a)	15	51
bluebird bio, Inc. (a)	13	1,156
Blueprint Medicines Corp. (a)	9	419
Cara Therapeutics, Inc. (a)	6	95
Celldex Therapeutics, Inc. (a)	21	70
Chimerix, Inc. (a)	9	54
Clovis Oncology, Inc. (a)	12	695
Coherus BioSciences, Inc. (a)	12	230
Concert Pharmaceuticals, Inc. (a)	4	63
Curis, Inc. (a)	27	65
Cytokinetics, Inc. (a)	12	197
CytomX Therapeutics, Inc. (a)	10	157
Dynavax Technologies Corp. (a)	11	61
Eagle Pharmaceuticals, Inc. (a)	3	272
Editas Medicine, Inc. (a)	2	38
Emergent BioSolutions, Inc. (a)	10	299
Enanta Pharmaceuticals, Inc. (a)	6	191
Epizyme, Inc. (a)	16	289
Esperion Therapeutics, Inc. (a)	5	179
Exact Sciences Corp. (a)	34	1,020
Exelixis, Inc. (a)	72	1,613
FibroGen, Inc. (a)	19	532
Five Prime Therapeutics, Inc. (a)	10	349
Flexion Therapeutics, Inc. (a)	10	204
Fortress Biotech, Inc. (a)	13	47
Foundation Medicine, Inc. (a)	5	178
Genomic Health, Inc. (a)	9	296
Geron Corp. (a)	71	182
Global Blood Therapeutics, Inc. (a)	6	174
Halozyme Therapeutics, Inc. (a)	37	516
Heron Therapeutics, Inc. (a)	15	230
Idera Pharmaceuticals, Inc. (a)	27	63
Ignyta, Inc. (a)	8	71
ImmunoGen, Inc. (a)	42	182
Immunomedics, Inc. (a)	34	195
Infinity Pharmaceuticals, Inc. (a)	15	32
Inovio Pharmaceuticals, Inc. (a)	30	189
Insmed, Inc. (a)	23	424
Insys Therapeutics, Inc. (a)	5	56
Invitae Corp. (a)	15	165
Ironwood Pharmaceuticals, Inc. Class A (a)	45	734
Karyopharm Therapeutics, Inc. (a)	7	72
Keryx Biopharmaceuticals, Inc. (a)	28	166
Kite Pharma, Inc. (a)	14	1,149
La Jolla Pharmaceutical Co. (a)	5	145
Lexicon Pharmaceuticals, Inc. (a)	17	265
Ligand Pharmaceuticals, Inc. Class B (a)	7	778
Lion Biotechnologies, Inc. (a)	29	199
Loxo Oncology, Inc. (a)	6	276
Macrogenics, Inc. (a)	10	216
Merrimack Pharmaceuticals, Inc. (a)	53	176
MiMedx Group, Inc. (a)	39	495
Momenta Pharmaceuticals, Inc. (a)	23	330
Myriad Genetics, Inc. (a)	24	441
NantKwest, Inc. (a)	23	72
Natera, Inc. (a)	6	54
NewLink Genetics Corp. (a)	8	150
Novavax, Inc. (a)	108	88
Organovo Holdings, Inc. (a)	22	64
Otonomy, Inc. (a)	4	53
PDL BioPharma, Inc.	56	126
Portola Pharmaceuticals, Inc. (a)	16	640
Progenics Pharmaceuticals, Inc. (a)	25	198
Prothena Corp. PLC (a)	12	650
PTC Therapeutics, Inc. (a)	10	122
Puma Biotechnology, Inc. (a)	9	365
Radius Health, Inc. (a)	11	430
REGENXBIO, Inc. (a)	6	125
Repligen Corp. (a)	14	515
Retrophin, Inc. (a)	14	274
Rigel Pharmaceuticals, Inc. (a)	112	335
Sage Therapeutics, Inc. (a)	10	710
Sangamo Therapeutics, Inc. (a)	39	187
Sarepta Therapeutics, Inc. (a)	17	616
Spark Therapeutics, Inc. (a)	6	348
Spectrum Pharmaceuticals, Inc. (a)	26	198
Stemline Therapeutics, Inc. (a)	6	53
Synergy Pharmaceuticals, Inc. (a)	70	288
TESARO, Inc. (a)	9	1,328
TG Therapeutics, Inc. (a)	15	166
Trevena, Inc. (a)	13	43
Ultragenyx Pharmaceutical, Inc. (a)	12	773
Vanda Pharmaceuticals, Inc. (a)	15	229
Versartis, Inc. (a)	10	184
Xbiotech, Inc. (a)	10	109
Xencor, Inc. (a)	12	308
ZIOPHARM Oncology, Inc. (a)	40	282
		30,479
Health Care Equipment & Supplies - 3.2%
Abaxis, Inc.	8	360
Accuray, Inc. (a)	39	177
Analogic Corp.	5	359
Angiodynamics, Inc. (a)	15	233
Anika Therapeutics, Inc. (a)	6	277
Atricure, Inc. (a)	12	246
Atrion Corp.	1	517
AxoGen, Inc. (a)	5	61
Cantel Medical Corp.	12	893
Cardiovascular Systems, Inc. (a)	12	358
Cerus Corp. (a)	40	174
ConforMis, Inc. (a)	10	56
CONMED Corp.	10	492
Cryolife, Inc. (a)	15	272
Endologix, Inc. (a)	31	232
Genmark Diagnostics, Inc. (a)	17	218
Glaukos Corp. (a)	6	285
Globus Medical, Inc. (a)	22	667
Haemonetics Corp. (a)	17	712
Halyard Health, Inc. (a)	16	632
ICU Medical, Inc. (a)	5	769
Inogen, Inc. (a)	5	414
Insulet Corp. (a)	19	825
Integer Holdings Corp. (a)	11	404
Integra LifeSciences Holdings Corp. (a)	18	827
Invacare Corp.	17	250
iRhythm Technologies, Inc.	1	35
K2M Group Holdings, Inc. (a)	10	222
LeMaitre Vascular, Inc.	2	60
Masimo Corp. (a)	13	1,336
Meridian Bioscience, Inc.	18	266
Merit Medical Systems, Inc. (a)	15	506
Natus Medical, Inc. (a)	12	420
Neogen Corp. (a)	12	748
Nevro Corp. (a)	8	754
Novocure Ltd. (a)	16	181
NuVasive, Inc. (a)	14	1,015
NxStage Medical, Inc. (a)	20	598
OraSure Technologies, Inc. (a)	19	249
Orthofix International NV (a)	6	237
Penumbra, Inc. (a)	8	684
Quidel Corp. (a)	13	314
Rockwell Medical Technologies, Inc. (a)	9	77
Staar Surgical Co. (a)	21	218
The Spectranetics Corp. (a)	16	458
Wright Medical Group NV (a)	32	972
		20,060
Health Care Providers & Services - 1.9%
Aceto Corp.	12	190
Almost Family, Inc. (a)	4	199
Amedisys, Inc. (a)	9	488
AMN Healthcare Services, Inc. (a)	15	613
BioScrip, Inc. (a)	29	44
BioTelemetry, Inc. (a)	9	296
Capital Senior Living Corp. (a)	9	126
Chemed Corp.	4	806
Civitas Solutions, Inc. (a)	9	160
Community Health Systems, Inc. (a)	38	327
Corvel Corp. (a)	6	267
Cross Country Healthcare, Inc. (a)	13	182
Diplomat Pharmacy, Inc. (a)	16	250
HealthEquity, Inc. (a)	14	637
HealthSouth Corp.	26	1,219
Kindred Healthcare, Inc.	31	298
Landauer, Inc.	4	210
LHC Group, Inc. (a)	5	271
Magellan Health Services, Inc. (a)	8	550
Molina Healthcare, Inc. (a)	14	697
National Healthcare Corp.	6	447
Owens & Minor, Inc.	19	658
PharMerica Corp. (a)	11	260
Providence Service Corp. (a)	5	220
Quorum Health Corp. (a)	9	38
Select Medical Holdings Corp. (a)	36	495
Surgery Partners, Inc. (a)	8	138
Teladoc, Inc. (a)	9	223
The Ensign Group, Inc.	18	323
Tivity Health, Inc. (a)	11	370
Triple-S Management Corp. (a)	11	199
U.S. Physical Therapy, Inc.	5	328
		11,529
Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	2	55
Evolent Health, Inc. (a)	3	70
HealthStream, Inc. (a)	11	306
HMS Holdings Corp. (a)	28	573
Medidata Solutions, Inc. (a)	18	1,178
Omnicell, Inc. (a)	12	497
Quality Systems, Inc. (a)	21	299
Vocera Communications, Inc. (a)	11	279
		3,257
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)	9	246
Albany Molecular Research, Inc. (a)	12	192
Cambrex Corp. (a)	10	594
Enzo Biochem, Inc. (a)	6	53
Fluidigm Corp. (a)	9	44
INC Research Holdings, Inc. Class A (a)	13	585
Luminex Corp.	17	320
Nanostring Technologies, Inc. (a)	11	192
NeoGenomics, Inc. (a)	25	189
Pacific Biosciences of California, Inc. (a)	25	99
PAREXEL International Corp. (a)	16	1,021
PRA Health Sciences, Inc. (a)	7	448
		3,983
Pharmaceuticals - 1.9%
Aclaris Therapeutics, Inc. (a)	5	141
Aerie Pharmaceuticals, Inc. (a)	10	441
Amphastar Pharmaceuticals, Inc. (a)	15	227
ANI Pharmaceuticals, Inc. (a)	3	162
Avexis, Inc. (a)	2	161
Catalent, Inc. (a)	34	996
Cempra, Inc. (a)	13	56
Collegium Pharmaceutical, Inc. (a)	5	49
Corcept Therapeutics, Inc. (a)	27	258
DepoMed, Inc. (a)	19	228
Dermira, Inc. (a)	10	341
Heska Corp. (a)	2	217
Horizon Pharma PLC (a)	52	800
Impax Laboratories, Inc. (a)	26	365
Innoviva, Inc. (a)	27	318
Intersect ENT, Inc. (a)	10	190
Intra-Cellular Therapies, Inc. (a)	11	152
Lannett Co., Inc. (a)	9	234
Nektar Therapeutics (a)	46	873
Ocular Therapeutix, Inc. (a)	5	50
Omeros Corp. (a)	15	245
Pacira Pharmaceuticals, Inc. (a)	12	583
Paratek Pharmaceuticals, Inc. (a)	3	64
Phibro Animal Health Corp. Class A	10	298
Prestige Brands Holdings, Inc. (a)	18	1,033
Revance Therapeutics, Inc. (a)	6	131
SciClone Pharmaceuticals, Inc. (a)	24	232
Sucampo Pharmaceuticals, Inc. Class A (a)	4	41
Supernus Pharmaceuticals, Inc. (a)	16	522
Teligent, Inc. (a)	6	47
Tetraphase Pharmaceuticals, Inc. (a)	19	151
The Medicines Company (a)	22	1,085
TherapeuticsMD, Inc. (a)	53	270
Theravance Biopharma, Inc. (a)	14	565
WAVE Life Sciences (a)	2	42
Zogenix, Inc. (a)	5	55
		11,623

TOTAL HEALTH CARE		80,931

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.6%
AAR Corp.	12	432
Aerojet Rocketdyne Holdings, Inc. (a)	20	448
AeroVironment, Inc. (a)	10	286
Astronics Corp. (a)	8	260
Axon Enterprise, Inc. (a)	17	418
Cubic Corp.	9	467
Curtiss-Wright Corp.	13	1,215
DigitalGlobe, Inc. (a)	20	644
Ducommun, Inc. (a)	2	59
Engility Holdings, Inc. (a)	6	170
Esterline Technologies Corp. (a)	10	915
KEYW Holding Corp. (a)	15	142
KLX, Inc. (a)	16	757
Kratos Defense & Security Solutions, Inc. (a)	21	160
Mercury Systems, Inc. (a)	15	561
Moog, Inc. Class A (a)	11	755
National Presto Industries, Inc.	3	313
Teledyne Technologies, Inc. (a)	10	1,348
Triumph Group, Inc.	18	472
Wesco Aircraft Holdings, Inc. (a)	20	243
		10,065
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	18	331
Atlas Air Worldwide Holdings, Inc. (a)	9	522
Echo Global Logistics, Inc. (a)	12	225
Forward Air Corp.	11	585
Hub Group, Inc. Class A (a)	11	431
Park-Ohio Holdings Corp.	4	157
Radiant Logistics, Inc. (a)	15	90
XPO Logistics, Inc. (a)	31	1,531
		3,872
Airlines - 0.4%
Allegiant Travel Co.	4	582
Hawaiian Holdings, Inc. (a)	16	869
SkyWest, Inc.	17	632
		2,083
Building Products - 1.3%
AAON, Inc.	13	476
Advanced Drain Systems, Inc. Del	13	300
American Woodmark Corp. (a)	4	368
Apogee Enterprises, Inc.	8	436
Builders FirstSource, Inc. (a)	26	416
Caesarstone Sdot-Yam Ltd. (a)	8	318
Continental Building Products, Inc. (a)	11	268
CSW Industrials, Inc. (a)	7	248
GCP Applied Technologies, Inc. (a)	22	724
Gibraltar Industries, Inc. (a)	11	432
Griffon Corp.	11	264
Insteel Industries, Inc.	6	209
Masonite International Corp. (a)	9	749
NCI Building Systems, Inc. (a)	11	193
Patrick Industries, Inc. (a)	4	284
PGT, Inc. (a)	21	229
Ply Gem Holdings, Inc. (a)	11	212
Quanex Building Products Corp.	16	326
Simpson Manufacturing Co. Ltd.	11	459
Trex Co., Inc. (a)	9	659
Universal Forest Products, Inc.	7	667
		8,237
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	18	777
ACCO Brands Corp. (a)	36	513
ADS Waste Holdings, Inc.	10	238
Aqua Metals, Inc. (a)	3	50
Brady Corp. Class A	16	623
Casella Waste Systems, Inc. Class A (a)	15	226
CECO Environmental Corp.	5	56
Deluxe Corp.	15	1,079
Ennis, Inc.	18	317
Essendant, Inc.	14	234
Healthcare Services Group, Inc.	21	964
Herman Miller, Inc.	20	662
HNI Corp.	15	701
InnerWorkings, Inc. (a)	25	265
Interface, Inc.	25	498
Kimball International, Inc. Class B	17	302
Knoll, Inc.	16	383
Matthews International Corp. Class A	11	754
McGrath RentCorp.	9	313
Mobile Mini, Inc.	16	459
Msa Safety, Inc.	10	779
Multi-Color Corp.	5	384
Quad/Graphics, Inc.	11	289
SP Plus Corp. (a)	8	276
Steelcase, Inc. Class A	31	529
Team, Inc. (a)	11	296
Tetra Tech, Inc.	19	835
The Brink's Co.	14	860
TRC Companies, Inc. (a)	7	123
U.S. Ecology, Inc.	8	377
UniFirst Corp.	5	696
Viad Corp.	7	316
West Corp.	17	454
		15,628
Construction & Engineering - 1.1%
Aegion Corp. (a)	14	319
Argan, Inc.	5	334
Comfort Systems U.S.A., Inc.	13	477
Dycom Industries, Inc. (a)	10	1,057
EMCOR Group, Inc.	19	1,249
Granite Construction, Inc.	14	738
Great Lakes Dredge & Dock Corp. (a)	11	50
Keane Group, Inc.	16	221
MasTec, Inc. (a)	22	971
MYR Group, Inc. (a)	7	296
NV5 Holdings, Inc. (a)	4	155
Primoris Services Corp.	17	390
Tutor Perini Corp. (a)	13	401
		6,658
Electrical Equipment - 0.7%
AZZ, Inc.	9	531
Babcock & Wilcox Enterprises, Inc. (a)	18	169
Encore Wire Corp.	8	354
Energous Corp. (a)	3	38
EnerSys	14	1,164
Generac Holdings, Inc. (a)	22	774
General Cable Corp.	19	342
Plug Power, Inc. (a)	118	264
Sunrun, Inc. (a)	10	53
Thermon Group Holdings, Inc. (a)	15	308
Vicor Corp. (a)	11	198
		4,195
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	13	403
Machinery - 3.4%
Actuant Corp. Class A	21	573
Alamo Group, Inc.	4	316
Albany International Corp. Class A	12	585
Altra Industrial Motion Corp.	9	397
Astec Industries, Inc.	7	443
Barnes Group, Inc.	16	880
Briggs & Stratton Corp.	19	475
Chart Industries, Inc. (a)	11	402
CIRCOR International, Inc.	5	334
Columbus McKinnon Corp. (NY Shares)	8	209
Douglas Dynamics, Inc.	9	287
Energy Recovery, Inc. (a)	6	51
EnPro Industries, Inc.	8	565
ESCO Technologies, Inc.	9	530
Federal Signal Corp.	27	421
Franklin Electric Co., Inc.	16	658
Global Brass & Copper Holdings, Inc.	7	250
Gorman-Rupp Co.	7	200
Greenbrier Companies, Inc.	9	391
Harsco Corp. (a)	28	365
Hillenbrand, Inc.	19	701
Hyster-Yale Materials Handling Class A	4	240
John Bean Technologies Corp.	9	798
Kadant, Inc.	5	311
Kennametal, Inc.	25	1,040
Lindsay Corp.	4	347
Lydall, Inc. (a)	5	262
Manitowoc Co., Inc. (a)	45	269
Meritor, Inc. (a)	29	516
Mueller Industries, Inc.	19	609
Mueller Water Products, Inc. Class A	49	551
Navistar International Corp. New (a)	16	431
NN, Inc.	10	276
Proto Labs, Inc. (a)	8	464
RBC Bearings, Inc. (a)	7	702
Rexnord Corp. (a)	27	659
SPX Corp. (a)	15	361
SPX Flow, Inc. (a)	13	470
Standex International Corp.	4	376
Sun Hydraulics Corp.	9	350
Supreme Industries, Inc. Class A	3	60
Tennant Co.	6	440
Titan International, Inc.	17	182
TriMas Corp. (a)	18	413
Wabash National Corp.	20	456
Watts Water Technologies, Inc. Class A	10	622
Woodward, Inc.	15	1,015
		21,253
Marine - 0.1%
Matson, Inc.	15	476
Scorpio Bulkers, Inc. (a)	17	127
		603
Professional Services - 1.3%
Acacia Research Corp. (a)	9	49
Advisory Board Co. (a)	13	664
Barrett Business Services, Inc.	3	173
CBIZ, Inc. (a)	23	362
Exponent, Inc.	8	489
FTI Consulting, Inc. (a)	14	484
Heidrick & Struggles International, Inc.	8	172
Huron Consulting Group, Inc. (a)	8	356
ICF International, Inc. (a)	6	265
Insperity, Inc.	5	457
Kelly Services, Inc. Class A (non-vtg.)	16	357
Kforce, Inc.	9	204
Korn/Ferry International	19	616
MISTRAS Group, Inc. (a)	8	180
Navigant Consulting, Inc. (a)	16	384
On Assignment, Inc. (a)	16	828
Resources Connection, Inc.	13	181
RPX Corp. (a)	21	270
TriNet Group, Inc. (a)	13	382
TrueBlue, Inc. (a)	15	410
WageWorks, Inc. (a)	11	812
		8,095
Road & Rail - 0.5%
ArcBest Corp.	10	265
Celadon Group, Inc.	8	32
Heartland Express, Inc.	15	302
Knight Transportation, Inc.	20	686
Marten Transport Ltd.	10	248
Saia, Inc. (a)	8	385
Swift Transporation Co. (a)	23	565
Werner Enterprises, Inc.	14	382
YRC Worldwide, Inc. (a)	13	139
		3,004
Trading Companies & Distributors - 1.1%
Aircastle Ltd.	17	402
Applied Industrial Technologies, Inc.	11	704
Beacon Roofing Supply, Inc. (a)	19	942
BMC Stock Holdings, Inc. (a)	20	466
CAI International, Inc. (a)	3	62
DXP Enterprises, Inc. (a)	6	219
GATX Corp.	13	779
H&E Equipment Services, Inc.	11	232
Kaman Corp.	7	336
MRC Global, Inc. (a)	33	602
Now, Inc. (a)	36	612
Rush Enterprises, Inc. Class A (a)	12	453
SiteOne Landscape Supply, Inc.	4	191
Textainer Group Holdings Ltd.	7	105
Triton International Ltd.	13	398
Univar, Inc. (a)	12	358
Veritiv Corp. (a)	3	155
		7,016

TOTAL INDUSTRIALS		91,112

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.7%
ADTRAN, Inc.	20	400
Applied Optoelectronics, Inc. (a)	5	247
CalAmp Corp. (a)	16	287
Ciena Corp. (a)	44	1,008
Comtech Telecommunications Corp.	4	56
Digi International, Inc. (a)	9	112
EMCORE Corp.	6	54
Extreme Networks, Inc. (a)	38	297
Finisar Corp. (a)	34	777
Harmonic, Inc. (a)	33	191
Infinera Corp. (a)	48	476
InterDigital, Inc.	11	989
Lumentum Holdings, Inc. (a)	16	684
NETGEAR, Inc. (a)	11	519
NetScout Systems, Inc. (a)	29	1,092
Oclaro, Inc. (a)	37	296
Plantronics, Inc.	11	601
ShoreTel, Inc. (a)	35	229
Silicom Ltd.	1	54
Sonus Networks, Inc. (a)	8	61
Ubiquiti Networks, Inc. (a)	8	412
ViaSat, Inc. (a)	17	1,089
Viavi Solutions, Inc. (a)	78	780
		10,711
Electronic Equipment & Components - 3.1%
Anixter International, Inc. (a)	9	734
AVX Corp.	27	457
Badger Meter, Inc.	11	437
Belden, Inc.	13	906
Benchmark Electronics, Inc. (a)	16	507
Cardtronics PLC	14	582
Coherent, Inc. (a)	8	1,725
Control4 Corp. (a)	3	51
CTS Corp.	13	287
Daktronics, Inc.	22	208
ePlus, Inc. (a)	4	285
Fabrinet (a)	11	381
FARO Technologies, Inc. (a)	8	293
II-VI, Inc. (a)	19	630
Insight Enterprises, Inc. (a)	12	505
InvenSense, Inc. (a)	26	334
Itron, Inc. (a)	11	713
Kimball Electronics, Inc. (a)	15	259
Knowles Corp. (a)	29	514
Littelfuse, Inc.	7	1,079
Mesa Laboratories, Inc.	2	280
Methode Electronics, Inc. Class A	12	535
MTS Systems Corp.	6	279
Novanta, Inc. (a)	12	337
OSI Systems, Inc. (a)	6	464
Park Electrochemical Corp.	11	191
Plexus Corp. (a)	8	416
Rogers Corp. (a)	6	618
Sanmina Corp. (a)	22	820
ScanSource, Inc. (a)	9	356
SYNNEX Corp.	9	976
Tech Data Corp. (a)	11	1,052
TTM Technologies, Inc. (a)	23	385
Universal Display Corp.	13	1,162
Vishay Intertechnology, Inc.	44	719
		19,477
Internet Software & Services - 2.4%
2U, Inc. (a)	13	590
Actua Corp. (a)	17	238
Alarm.com Holdings, Inc. (a)	4	130
Bankrate, Inc. (a)	20	212
Bazaarvoice, Inc. (a)	11	52
Benefitfocus, Inc. (a)	6	189
BlackLine, Inc.	3	99
Blucora, Inc. (a)	14	258
Box, Inc. Class A (a)	19	328
Brightcove, Inc. (a)	6	52
Carbonite, Inc. (a)	8	173
Cimpress NV (a)	8	657
Cornerstone OnDemand, Inc. (a)	16	628
Coupa Software, Inc.	2	56
DHI Group, Inc. (a)	12	46
Endurance International Group Holdings, Inc. (a)	24	182
Envestnet, Inc. (a)	15	522
Five9, Inc. (a)	14	255
Gogo, Inc. (a)	22	277
GrubHub, Inc. (a)	26	1,117
GTT Communications, Inc. (a)	11	303
Hortonworks, Inc. (a)	18	187
j2 Global, Inc.	15	1,354
Limelight Networks, Inc. (a)	19	60
LivePerson, Inc. (a)	25	176
LogMeIn, Inc.	17	1,921
MeetMe, Inc. (a)	8	48
MINDBODY, Inc. (a)	6	170
New Relic, Inc. (a)	8	320
NIC, Inc.	24	512
Q2 Holdings, Inc. (a)	10	382
QuinStreet, Inc. (a)	13	58
Quotient Technology, Inc. (a)	25	273
RetailMeNot, Inc. (a)	16	186
Shutterstock, Inc. (a)	7	303
SPS Commerce, Inc. (a)	6	332
Stamps.com, Inc. (a)	5	531
The Trade Desk, Inc.	2	75
TrueCar, Inc. (a)	17	298
Web.com Group, Inc. (a)	14	270
WebMD Health Corp. (a)	11	597
Xactly Corp. (a)	4	46
XO Group, Inc. (a)	13	228
		14,691
IT Services - 1.9%
Acxiom Corp. (a)	25	723
Blackhawk Network Holdings, Inc. (a)	18	728
CACI International, Inc. Class A (a)	8	944
Cass Information Systems, Inc.	5	332
Convergys Corp.	29	653
CSG Systems International, Inc.	10	375
EPAM Systems, Inc. (a)	15	1,155
EVERTEC, Inc.	22	349
ExlService Holdings, Inc. (a)	11	525
Forrester Research, Inc.	5	203
Hackett Group, Inc.	8	159
ManTech International Corp. Class A	9	320
Maximus, Inc.	20	1,220
MoneyGram International, Inc. (a)	9	160
Neustar, Inc. Class A (a)	16	531
Perficient, Inc. (a)	13	226
Science Applications International Corp.	12	876
Sykes Enterprises, Inc. (a)	16	477
Syntel, Inc.	11	194
Teletech Holdings, Inc.	9	281
Travelport Worldwide Ltd.	38	500
Unisys Corp. (a)	18	203
Virtusa Corp. (a)	10	310
		11,444
Semiconductors & Semiconductor Equipment - 4.1%
Acacia Communications, Inc.	3	138
Advanced Energy Industries, Inc. (a)	14	1,033
Advanced Micro Devices, Inc. (a)	244	3,213
Alpha & Omega Semiconductor Ltd. (a)	7	116
Ambarella, Inc. (a)	10	562
Amkor Technology, Inc. (a)	33	389
Axcelis Technologies, Inc. (a)	12	231
Brooks Automation, Inc.	22	556
Cabot Microelectronics Corp.	7	548
Cavium, Inc. (a)	20	1,377
Ceva, Inc. (a)	8	288
Cirrus Logic, Inc. (a)	19	1,223
Cohu, Inc.	12	225
Diodes, Inc. (a)	17	398
Entegris, Inc. (a)	45	1,116
Exar Corp. (a)	16	208
Experi Corp.	16	538
FormFactor, Inc. (a)	26	289
Impinj, Inc.	2	75
Inphi Corp. (a)	13	538
Integrated Device Technology, Inc. (a)	43	1,032
Kopin Corp. (a)	12	49
Lattice Semiconductor Corp. (a)	42	288
M/A-COM Technology Solutions Holdings, Inc. (a)	11	538
MaxLinear, Inc. Class A (a)	17	473
Microsemi Corp. (a)	36	1,690
MKS Instruments, Inc.	15	1,174
Monolithic Power Systems, Inc.	11	1,007
Nanometrics, Inc. (a)	9	284
NeoPhotonics Corp. (a)	5	39
NVE Corp.	2	163
PDF Solutions, Inc. (a)	11	209
Photronics, Inc. (a)	24	276
Power Integrations, Inc.	10	660
Rambus, Inc. (a)	38	476
Rudolph Technologies, Inc. (a)	14	343
Semtech Corp. (a)	21	717
Silicon Laboratories, Inc. (a)	13	925
Synaptics, Inc. (a)	12	657
Ultra Clean Holdings, Inc. (a)	11	212
Ultratech, Inc. (a)	7	214
Veeco Instruments, Inc. (a)	14	462
Xcerra Corp. (a)	27	265
		25,214
Software - 3.7%
8x8, Inc. (a)	32	466
A10 Networks, Inc. (a)	20	162
ACI Worldwide, Inc. (a)	38	817
Aspen Technology, Inc. (a)	23	1,414
Barracuda Networks, Inc. (a)	10	203
Blackbaud, Inc.	15	1,206
Bottomline Technologies, Inc. (a)	20	466
BroadSoft, Inc. (a)	11	422
Callidus Software, Inc. (a)	21	442
CommVault Systems, Inc. (a)	13	656
Digimarc Corp. (a)	2	58
Ebix, Inc.	8	494
Ellie Mae, Inc. (a)	10	1,018
Fair Isaac Corp.	11	1,490
Gigamon, Inc. (a)	11	349
Globant SA (a)	9	341
Glu Mobile, Inc. (a)	21	49
HubSpot, Inc. (a)	10	671
Imperva, Inc. (a)	10	445
MicroStrategy, Inc. Class A (a)	3	571
Mitek Systems, Inc. (a)	8	70
MobileIron, Inc. (a)	22	100
Model N, Inc. (a)	8	86
Monotype Imaging Holdings, Inc.	17	346
Paycom Software, Inc. (a)	14	844
Paylocity Holding Corp. (a)	8	316
Pegasystems, Inc.	12	547
Progress Software Corp.	18	535
Proofpoint, Inc. (a)	13	980
PROS Holdings, Inc. (a)	12	296
Qualys, Inc. (a)	10	384
Rapid7, Inc. (a)	3	51
RealPage, Inc. (a)	17	630
RingCentral, Inc. (a)	20	639
Silver Spring Networks, Inc. (a)	17	194
Synchronoss Technologies, Inc. (a)	14	224
Take-Two Interactive Software, Inc. (a)	32	2,011
TeleNav, Inc. (a)	6	52
The Rubicon Project, Inc. (a)	17	97
TiVo Corp.	41	810
Varonis Systems, Inc. (a)	5	157
Vasco Data Security International, Inc. (a)	14	189
Verint Systems, Inc. (a)	21	825
Workiva, Inc. (a)	3	50
Zendesk, Inc. (a)	27	776
		22,949
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)	36	570
Cray, Inc. (a)	15	269
Diebold Nixdorf, Inc.	23	649
Electronics for Imaging, Inc. (a)	16	732
Immersion Corp. (a)	6	53
Pure Storage, Inc. Class A (a)	24	255
Stratasys Ltd. (a)	18	446
Super Micro Computer, Inc. (a)	14	342
		3,316

TOTAL INFORMATION TECHNOLOGY		107,802

MATERIALS - 4.9%
Chemicals - 2.6%
A. Schulman, Inc.	11	348
American Vanguard Corp.	13	218
Balchem Corp.	10	812
Calgon Carbon Corp.	23	335
Chase Corp.	3	308
Ferro Corp. (a)	30	538
Flotek Industries, Inc. (a)	18	216
H.B. Fuller Co.	16	845
Hawkins, Inc.	7	358
Ingevity Corp.	13	822
Innophos Holdings, Inc.	6	288
Innospec, Inc.	8	528
KMG Chemicals, Inc.	1	53
Koppers Holdings, Inc. (a)	8	340
Kraton Performance Polymers, Inc. (a)	10	327
Kronos Worldwide, Inc.	3	53
LSB Industries, Inc. (a)	5	55
Minerals Technologies, Inc.	11	866
Olin Corp.	51	1,639
OMNOVA Solutions, Inc. (a)	21	200
PolyOne Corp.	27	1,059
Quaker Chemical Corp.	4	578
Rayonier Advanced Materials, Inc.	17	225
Sensient Technologies Corp.	12	982
Stepan Co.	7	594
The Chemours Co. LLC	58	2,337
Tredegar Corp.	12	206
Trinseo SA	7	465
Tronox Ltd. Class A	21	347
		15,942
Construction Materials - 0.3%
Forterra, Inc.	8	154
Headwaters, Inc. (a)	24	570
Summit Materials, Inc.	31	795
U.S. Concrete, Inc. (a)	5	310
		1,829
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	7	410
Class B	3	202
Multi Packaging Solutions International Ltd. (a)	8	144
		756
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)	100	634
Allegheny Technologies, Inc.	36	661
Carpenter Technology Corp.	15	609
Century Aluminum Co. (a)	17	232
Cliffs Natural Resources, Inc. (a)	90	605
Coeur d'Alene Mines Corp. (a)	58	525
Commercial Metals Co.	37	690
Ferroglobe PLC	23	222
Gold Resource Corp.	29	96
Haynes International, Inc.	5	211
Hecla Mining Co.	123	670
Kaiser Aluminum Corp.	6	506
Materion Corp.	8	304
Schnitzer Steel Industries, Inc. Class A	11	208
Stillwater Mining Co. (a)	37	665
SunCoke Energy, Inc. (a)	23	211
TimkenSteel Corp. (a)	13	196
Worthington Industries, Inc.	14	609
		7,854
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	13	397
Clearwater Paper Corp. (a)	6	292
Deltic Timber Corp.	4	309
Kapstone Paper & Packaging Corp.	27	569
Louisiana-Pacific Corp. (a)	45	1,158
Neenah Paper, Inc.	5	392
P.H. Glatfelter Co.	16	344
Schweitzer-Mauduit International, Inc.	11	474
		3,935

TOTAL MATERIALS		30,316

REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Acadia Realty Trust (SBI)	26	756
Agree Realty Corp.	9	436
Alexanders, Inc.	1	435
American Assets Trust, Inc.	13	557
Armada Hoffler Properties, Inc.	18	257
Ashford Hospitality Prime, Inc.	5	53
Ashford Hospitality Trust, Inc.	32	200
CareTrust (REIT), Inc.	18	306
CatchMark Timber Trust, Inc.	27	316
CBL & Associates Properties, Inc.	59	546
Cedar Shopping Centers, Inc.	55	296
Chatham Lodging Trust	15	290
Chesapeake Lodging Trust	19	443
Colony Starwood Homes	22	761
CorEnergy Infrastructure Trust, Inc.	5	182
CoreSite Realty Corp.	10	979
Cousins Properties, Inc.	95	807
DiamondRock Hospitality Co.	59	650
DuPont Fabros Technology, Inc.	22	1,134
Easterly Government Properties, Inc.	17	342
EastGroup Properties, Inc.	8	626
Education Realty Trust, Inc.	21	814
FelCor Lodging Trust, Inc.	48	372
First Industrial Realty Trust, Inc.	32	900
First Potomac Realty Trust	32	352
Four Corners Property Trust, Inc.	20	467
Franklin Street Properties Corp.	37	449
Getty Realty Corp.	8	205
Gladstone Commercial Corp.	12	268
Global Net Lease, Inc.	23	543
Government Properties Income Trust	23	490
Gramercy Property Trust	44	1,223
Healthcare Realty Trust, Inc.	34	1,115
Hersha Hospitality Trust	14	258
Hudson Pacific Properties, Inc.	37	1,271
Independence Realty Trust, Inc.	19	175
InfraReit, Inc.	17	325
Investors Real Estate Trust	53	313
iStar Financial, Inc. (a)	28	342
Kite Realty Group Trust	31	631
LaSalle Hotel Properties (SBI)	32	914
Lexington Corporate Properties Trust	68	692
LTC Properties, Inc.	10	478
Mack-Cali Realty Corp.	26	703
Medical Properties Trust, Inc.	88	1,150
Monmouth Real Estate Investment Corp. Class A	27	405
Monogram Residential Trust, Inc.	53	540
National Health Investors, Inc.	10	732
National Storage Affiliates Trust	15	368
New Senior Investment Group, Inc.	31	323
NexPoint Residential Trust, Inc.	7	168
NorthStar Realty Europe Corp.	24	279
Parkway, Inc.	15	302
Pebblebrook Hotel Trust	22	655
Pennsylvania Real Estate Investment Trust (SBI)	27	374
Physicians Realty Trust	56	1,100
Potlatch Corp.	13	586
PS Business Parks, Inc.	5	608
QTS Realty Trust, Inc. Class A	14	748
Ramco-Gershenson Properties Trust (SBI)	30	400
Retail Opportunity Investments Corp.	32	659
Rexford Industrial Realty, Inc.	21	524
RLJ Lodging Trust	35	752
Ryman Hospitality Properties, Inc.	13	829
Sabra Health Care REIT, Inc.	21	571
Saul Centers, Inc.	5	300
Select Income REIT	22	551
Seritage Growth Properties	9	374
Silver Bay Realty Trust Corp.	10	214
Stag Industrial, Inc.	23	606
Summit Hotel Properties, Inc.	27	446
Sunstone Hotel Investors, Inc.	64	953
Terreno Realty Corp.	14	432
The GEO Group, Inc.	40	1,333
TIER REIT, Inc.	19	329
UMH Properties, Inc.	16	256
Universal Health Realty Income Trust (SBI)	7	488
Urban Edge Properties	29	740
Urstadt Biddle Properties, Inc. Class A	19	374
Washington REIT (SBI)	18	570
Whitestone REIT Class B	23	288
WP Glimcher, Inc.	64	563
Xenia Hotels & Resorts, Inc.	33	576
		45,138
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	15	690
Altisource Portfolio Solutions SA (a)	4	88
Forestar Group, Inc. (a)	20	283
FRP Holdings, Inc. (a)	1	43
HFF, Inc.	14	440
Kennedy-Wilson Holdings, Inc.	29	592
Marcus & Millichap, Inc. (a)	8	206
RE/MAX Holdings, Inc.	6	355
The St. Joe Co. (a)	21	368
		3,065

TOTAL REAL ESTATE		48,203

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	4	277
Cincinnati Bell, Inc. (a)	17	320
Cogent Communications Group, Inc.	13	585
Consolidated Communications Holdings, Inc.	18	426
General Communications, Inc. Class A (a)	11	412
Globalstar, Inc. (a)	139	265
IDT Corp. Class B	4	61
Intelsat SA (a)	12	35
Iridium Communications, Inc. (a)	30	318
ORBCOMM, Inc. (a)	27	260
PDVWireless, Inc. (a)	2	51
Straight Path Communications, Inc. Class B (a)	4	515
Vonage Holdings Corp. (a)	68	456
Windstream Holdings, Inc.	58	320
		4,301
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	14	200
Shenandoah Telecommunications Co.	15	480
Spok Holdings, Inc.	11	197
		877

TOTAL TELECOMMUNICATION SERVICES		5,178

UTILITIES - 3.7%
Electric Utilities - 1.0%
Allete, Inc.	15	1,049
El Paso Electric Co.	15	774
IDACORP, Inc.	12	1,014
MGE Energy, Inc.	12	772
Otter Tail Corp.	17	672
PNM Resources, Inc.	26	969
Portland General Electric Co.	23	1,043
		6,293
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	7	513
New Jersey Resources Corp.	26	1,049
Northwest Natural Gas Co.	11	656
ONE Gas, Inc.	16	1,101
South Jersey Industries, Inc.	25	938
Southwest Gas Holdings, Inc.	12	1,005
Spire, Inc.	13	891
WGL Holdings, Inc.	15	1,237
		7,390
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	19	48
Atlantica Yield PLC	21	438
Dynegy, Inc. (a)	37	238
NRG Yield, Inc.:
Class A	9	156
Class C	25	443
Ormat Technologies, Inc.	12	709
Pattern Energy Group, Inc.	21	462
TerraForm Global, Inc. (a)	35	166
Terraform Power, Inc. (a)	31	390
		3,050
Multi-Utilities - 0.5%
Avista Corp.	19	766
Black Hills Corp.	22	1,496
NorthWestern Energy Corp.	10	598
Unitil Corp.	9	436
		3,296
Water Utilities - 0.5%
American States Water Co.	15	668
California Water Service Group	17	607
Connecticut Water Service, Inc.	8	429
Middlesex Water Co.	10	381
SJW Corp.	6	293
York Water Co.	8	300
		2,678

TOTAL UTILITIES		22,707

TOTAL COMMON STOCKS
(Cost $600,864)		618,417
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $600,864)		618,417
NET OTHER ASSETS (LIABILITIES) - 0.1%		455
NET ASSETS - 100%		$618,872

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51
Total	$51

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $600,864)		$618,417
Cash		1,243
Dividends receivable		191
Total assets		619,851
Liabilities
Payable for investments purchased	$979
Total liabilities		979
Net Assets		$618,872
Net Assets consist of:
Paid in capital		$600,000
Undistributed net investment income		1,215
Accumulated undistributed net realized gain (loss) on investments		104
Net unrealized appreciation (depreciation) on investments		17,553
Net Assets, for 60,000 shares outstanding		$618,872
Net Asset Value, offering price and redemption price per share ($618,872 ÷ 60,000 shares)		$10.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 9, 2017 (commencement of operations) to April 30, 2017
Investment Income
Dividends		$1,159
Income from Fidelity Central Funds		51
Total income		1,210
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		110
Total net realized gain (loss)		110
Change in net unrealized appreciation (depreciation) on investment securities		17,553
Net gain (loss)		17,663
Net increase (decrease) in net assets resulting from operations		$18,872

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 9, 2017 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,209
Net realized gain (loss)	110
Change in net unrealized appreciation (depreciation)	17,553
Net increase (decrease) in net assets resulting from operations	18,872
Share transactions
Proceeds from sales of shares	600,000
Net increase (decrease) in net assets resulting from share transactions	600,000
Total increase (decrease) in net assets	618,872
Net Assets
Beginning of period	–
End of period	$618,872
Other Information
Undistributed net investment income end of period	$1,215
Shares
Sold	60,000
Net increase (decrease)	60,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex Small Cap Index Fund

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.29
Total from investment operations	.31
Net asset value, end of period	$10.31
Total ReturnC	3.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	-%F,G
Expenses net of fee waivers, if any	- %F,G
Expenses net of all reductions	- %F,G
Net investment income (loss)	1.38%F
Supplemental Data
Net assets, end of period (000 omitted)	$619
Portfolio turnover rateH	2%I

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017

1. Organization.

Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$31,757
Gross unrealized depreciation	(14,415)
Net unrealized appreciation (depreciation) on securities	$17,342
Tax Cost	$601,075

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,479
Undistributed long-term capital gain	$51
Net unrealized appreciation (depreciation) on securities and other investments	$17,342

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $617,628 and $13,385, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to less than $1. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex Small Cap Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Small Cap Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2017, and the related statements of operations, changes in net assets, and the financial highlights for the period from March 9, 2017 (commencement of operations) to April 30, 2017. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Flex Small Cap Index Fund as of April 30, 2017, the results of its operations, the changes in its net assets, and the financial highlights for the period from March 9, 2017 (commencement of operations) to April 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 248 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 9, 2017 to April 30, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2017	Expenses Paid During Period
Actual	- %B	$1,000.00	$1,000.00	$--C
Hypothetical-D		$1,000.00	$1,024.79	$--E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 53/365 (to reflect the period March 9, 2017 to April 30, 2017).

 D 5% return per year before expenses

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2017, $51, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Small Cap Index Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's strength in managing equity index funds, which the Board is familiar with through its supervision of other equity index funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's fee structure was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZAP-ANN-0617
1.9881631.100

Fidelity® Large Cap Value Index Fund Institutional Class and Institutional Premium Class Annual Report April 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® Large Cap Value Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Index Fund - Institutional Class on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$11,348	Fidelity® Large Cap Value Index Fund - Institutional Class
$11,355	Russell 1000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 17.92% for the year ending April 30, 2017, rising sharply following the November election and continuing to gain ground through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act (ACA), and were relatively flat through April 30. In a stark reversal from 2016, growth-oriented stocks topped their value counterparts through the first third of 2017. Sector-wise, information technology (+35%) fared best, anchored by twin rallies in the June 2016 and March 2017 quarters as growth regained favor. Financials (+27%) also handily outperformed, riding an uptick in bond yields and a surge in banks, particularly post-election. Industrials (+19%) and materials (+16%) did well amid a call for increased infrastructure spending and a rise in commodity prices, respectively. Conversely, consumer staples (+9%), real estate (+5%) and telecommunication services (0%) were held back amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of one or two additional interest rate hikes later in 2017. Energy (+2%) also struggled this period.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  From inception on June 7, 2016, through April 30, 2017, the fund’s share classes performed closely in line with the 13.55% gain of the Russell 1000® Value Index. Amid a supportive market environment, every sector in the benchmark except energy (-1%) gained ground. Financials (+26%), especially banks, benefited from post-election optimism, as higher interest rates and the prospect of a more favorable regulatory backdrop boosted Bank of America, JPMorgan Chase and Citigroup, all among the biggest contributors this period. Conglomerate Berkshire Hathaway, as well as financial services companies Goldman Sachs Group and Morgan Stanley, also added value. Other standouts included network-communications gear manufacturer Cisco Systems and technology behemoth Apple. In a strong period of performance, there were many more contributors than detractors. The latter included a number of energy firms weighed down by sluggish commodity prices, including Exxon Mobil (-8%), Occidental Petroleum (-16%) and Schlumberger (-8%). Other detractors included telecom giant Verizon Communications (-7%) and software company Microsoft (-4%), the latter of which was not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.0	3.4
JPMorgan Chase & Co.	2.8	2.5
Berkshire Hathaway, Inc. Class B	2.7	2.7
Johnson & Johnson	2.5	2.6
Wells Fargo & Co.	2.2	2.1
AT&T, Inc.	2.2	2.2
Bank of America Corp.	2.1	1.7
Procter & Gamble Co.	2.0	2.2
General Electric Co.	1.8	2.1
Chevron Corp.	1.8	1.9
	23.1

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	24.4
Energy	11.7	13.3
Health Care	10.8	11.1
Industrials	10.1	9.6
Information Technology	10.0	9.9
Consumer Staples	8.4	8.9
Utilities	6.3	6.6
Real Estate	4.6	4.8
Consumer Discretionary	4.5	4.6
Telecommunication Services	3.4	3.7

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks and Equity Futures	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 5.9%

As of October 31, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.2%

Investments April 30, 2017

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.2%
Adient PLC	2,504	$184,194
BorgWarner, Inc.	7,091	299,807
Gentex Corp.	3,660	75,579
Hertz Global Holdings, Inc. (a)(b)	2,192	36,146
Lear Corp.	449	64,054
The Goodyear Tire & Rubber Co.	8,789	318,425
		978,205
Automobiles - 0.8%
Ford Motor Co.	136,894	1,570,174
General Motors Co.	49,424	1,712,047
Tesla, Inc. (a)(b)	265	83,229
		3,365,450
Distributors - 0.0%
Genuine Parts Co.	324	29,814
Diversified Consumer Services - 0.1%
Graham Holdings Co.	148	89,052
H&R Block, Inc.	7,149	177,224
		266,276
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	4,729	172,703
Carnival Corp. unit	14,583	900,792
Choice Hotels International, Inc.	319	20,001
Extended Stay America, Inc. unit	2,567	44,768
Hilton Grand Vacations, Inc. (a)	135	4,518
Hilton, Inc.	733	43,225
Hyatt Hotels Corp. Class A (a)	1,097	60,884
International Game Technology PLC	3,455	76,701
Marriott International, Inc. Class A	2,810	265,320
MGM Mirage, Inc.	15,221	467,437
Norwegian Cruise Line Holdings Ltd. (a)	5,010	270,189
Park Hotels & Resorts, Inc.	672	17,250
Royal Caribbean Cruises Ltd.	5,885	627,341
Wendy's Co.	3,495	51,516
Wynn Resorts Ltd.	230	28,292
		3,050,937
Household Durables - 0.4%
CalAtlantic Group, Inc.	2,165	78,416
D.R. Horton, Inc.	5,258	172,936
Garmin Ltd.	3,866	196,547
Lennar Corp.:
Class A	1,656	83,628
Class B	2,280	97,151
Mohawk Industries, Inc. (a)	466	109,412
PulteGroup, Inc.	7,684	174,196
Toll Brothers, Inc.	2,768	99,620
Whirlpool Corp.	2,344	435,234
		1,447,140
Internet & Direct Marketing Retail - 0.1%
Liberty Expedia Holdings, Inc.	1,537	74,252
Liberty Interactive Corp.:
(Venture Group) Series A (a)	2,239	120,570
QVC Group Series A (a)	6,715	142,224
		337,046
Leisure Products - 0.0%
Brunswick Corp.	667	37,852
Vista Outdoor, Inc. (a)	1,567	30,651
		68,503
Media - 0.9%
Clear Channel Outdoor Holding, Inc. Class A (a)	418	2,153
Comcast Corp. Class A	12,677	496,812
Discovery Communications, Inc.:
Class A (a)(b)	193	5,555
Class C (non-vtg.) (a)	952	26,637
DISH Network Corp. Class A (a)	1,724	111,095
John Wiley & Sons, Inc. Class A	1,621	85,427
Liberty Broadband Corp.:
Class A (a)	812	73,023
Class C (a)	3,668	334,375
Liberty Media Corp.:
Liberty SiriusXM Class A (a)	3,813	145,275
Liberty SiriusXM Class C (a)	6,134	233,031
Lions Gate Entertainment Corp.:
Class A	814	21,302
Class B (a)	519	12,378
Live Nation Entertainment, Inc. (a)	2,156	69,337
News Corp.:
Class A	12,795	162,752
Class B	4,412	57,356
Regal Entertainment Group Class A (b)	2,073	45,751
Tegna, Inc.	7,384	188,144
The Madison Square Garden Co. (a)	644	129,940
Time Warner, Inc.	9,507	943,760
Tribune Media Co. Class A	2,533	92,606
Twenty-First Century Fox, Inc.:
Class A	9,113	278,311
Class B	3,216	96,030
Viacom, Inc.:
Class A	477	21,274
Class B (non-vtg.)	1,044	44,433
		3,676,757
Multiline Retail - 0.4%
Dillard's, Inc. Class A	712	39,423
JC Penney Corp., Inc. (a)(b)	10,520	56,598
Kohl's Corp.	5,928	231,370
Macy's, Inc.	10,684	312,186
Target Corp.	17,436	973,801
		1,613,378
Specialty Retail - 0.6%
AutoNation, Inc. (a)(b)	1,533	64,386
Bed Bath & Beyond, Inc.	4,771	184,876
Best Buy Co., Inc.	9,670	501,003
Burlington Stores, Inc. (a)	1,038	102,679
Cabela's, Inc. Class A (a)	1,640	89,544
CST Brands, Inc.	2,621	126,568
Dick's Sporting Goods, Inc.	756	38,216
Foot Locker, Inc.	409	31,632
GameStop Corp. Class A	3,470	78,734
Gap, Inc.	7,192	188,430
L Brands, Inc.	6,913	365,076
Michaels Companies, Inc. (a)	552	12,895
Murphy U.S.A., Inc. (a)	558	38,820
Penske Automotive Group, Inc.	1,409	67,223
Signet Jewelers Ltd.	157	10,337
Staples, Inc.	22,298	217,851
Tiffany & Co., Inc.	3,812	349,370
Urban Outfitters, Inc. (a)	512	11,715
		2,479,355
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	8,056	317,326
PVH Corp.	2,856	288,542
Ralph Lauren Corp.	1,853	149,574
		755,442

TOTAL CONSUMER DISCRETIONARY		18,068,303

CONSUMER STAPLES - 8.4%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	80	3,845
Class B (non-vtg.)	609	28,818
Molson Coors Brewing Co. Class B	6,051	580,230
PepsiCo, Inc.	6,609	748,668
The Coca-Cola Co.	34,566	1,491,523
		2,853,084
Food & Staples Retailing - 1.7%
CVS Health Corp.	2,181	179,802
Wal-Mart Stores, Inc.	53,755	4,041,301
Walgreens Boots Alliance, Inc.	24,075	2,083,451
Welbilt, Inc. (a)	2,714	55,637
Whole Foods Market, Inc. (b)	9,181	333,913
		6,694,104
Food Products - 1.9%
Archer Daniels Midland Co.	20,175	923,006
Bunge Ltd.	4,855	383,691
ConAgra Foods, Inc.	3,104	120,373
Flowers Foods, Inc.	326	6,393
Hormel Foods Corp.	1,412	49,533
Ingredion, Inc.	715	88,531
Kellogg Co.	701	49,771
Lamb Weston Holdings, Inc.	1,151	48,054
Mead Johnson Nutrition Co. Class A	4,184	371,204
Mondelez International, Inc.	53,004	2,386,770
Pilgrim's Pride Corp.	1,922	49,895
Pinnacle Foods, Inc.	3,946	229,460
Post Holdings, Inc. (a)	957	80,570
The Hain Celestial Group, Inc. (a)	984	36,398
The J.M. Smucker Co.	4,089	518,158
The Kraft Heinz Co.	18,315	1,655,493
TreeHouse Foods, Inc. (a)	1,365	119,574
Tyson Foods, Inc. Class A	5,411	347,711
		7,464,585
Household Products - 2.5%
Clorox Co.	706	94,385
Colgate-Palmolive Co.	25,114	1,809,213
Energizer Holdings, Inc.	1,519	89,970
Kimberly-Clark Corp.	1,855	240,686
Procter & Gamble Co.	90,528	7,905,810
		10,140,064
Personal Products - 0.1%
Coty, Inc. Class A	14,927	266,447
Edgewell Personal Care Co. (a)	2,041	145,911
Nu Skin Enterprises, Inc. Class A	1,281	70,750
		483,108
Tobacco - 1.5%
Philip Morris International, Inc.	48,991	5,430,162
Reynolds American, Inc.	11,134	718,143
		6,148,305

TOTAL CONSUMER STAPLES		33,783,250

ENERGY - 11.7%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	15,369	912,458
Diamond Offshore Drilling, Inc. (a)(b)	2,517	36,295
Dril-Quip, Inc. (a)	1,345	69,335
Ensco PLC Class A	10,248	80,857
Frank's International NV	922	8,390
Halliburton Co.	30,230	1,386,952
Helmerich & Payne, Inc. (b)	3,338	202,416
Nabors Industries Ltd.	10,081	104,238
National Oilwell Varco, Inc.	13,157	460,100
Noble Corp. (b)	8,904	42,739
Oceaneering International, Inc.	3,671	96,878
Patterson-UTI Energy, Inc.	5,443	117,814
Rowan Companies PLC (a)	4,690	65,988
RPC, Inc. (b)	2,217	40,283
Schlumberger Ltd.	49,438	3,588,704
Superior Energy Services, Inc. (a)	5,582	67,431
Transocean Ltd. (United States) (a)	11,780	129,933
Weatherford International PLC (a)(b)	34,110	196,815
		7,607,626
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	19,741	1,125,632
Antero Resources Corp. (a)	6,523	138,222
Apache Corp.	4,185	203,558
Cabot Oil & Gas Corp.	4,963	115,340
Cheniere Energy, Inc. (a)	6,928	314,185
Chesapeake Energy Corp. (a)(b)	19,007	99,977
Chevron Corp.	66,599	7,106,113
Cimarex Energy Co.	2,794	326,004
Concho Resources, Inc. (a)	4,977	630,387
ConocoPhillips Co.	44,045	2,110,196
CONSOL Energy, Inc. (a)	7,813	118,601
Continental Resources, Inc. (a)(b)	1,624	68,874
Devon Energy Corp.	16,812	663,906
Diamondback Energy, Inc. (a)	2,341	233,725
Energen Corp. (a)	3,312	172,191
EOG Resources, Inc.	17,239	1,594,608
EQT Corp.	5,979	347,619
Extraction Oil & Gas, Inc. (b)	1,616	25,290
Exxon Mobil Corp.	147,625	12,053,563
Gulfport Energy Corp. (a)	5,426	86,165
Hess Corp.	9,941	485,419
HollyFrontier Corp.	5,597	157,500
Kinder Morgan, Inc.	67,866	1,400,076
Kosmos Energy Ltd. (a)(b)	5,813	34,936
Laredo Petroleum, Inc. (a)	5,175	66,551
Marathon Oil Corp.	29,549	439,394
Marathon Petroleum Corp.	18,803	957,825
Murphy Oil Corp.	5,943	155,588
Newfield Exploration Co. (a)	5,245	181,582
Noble Energy, Inc.	15,568	503,313
Occidental Petroleum Corp.	26,891	1,654,872
Parsley Energy, Inc. Class A (a)	7,011	208,858
PBF Energy, Inc. Class A (b)	3,987	88,990
Phillips 66 Co.	16,120	1,282,507
Pioneer Natural Resources Co.	5,740	992,963
QEP Resources, Inc. (a)	8,161	96,381
Range Resources Corp.	7,053	186,834
Rice Energy, Inc. (a)	5,298	112,794
SM Energy Co.	3,504	79,155
Targa Resources Corp.	6,158	339,491
Tesoro Corp.	4,153	331,036
The Williams Companies, Inc.	21,863	669,664
Valero Energy Corp.	16,697	1,078,793
Whiting Petroleum Corp. (a)	7,276	60,391
World Fuel Services Corp.	2,353	86,661
WPX Energy, Inc. (a)	13,277	158,395
		39,344,125

TOTAL ENERGY		46,951,751

FINANCIALS - 26.0%
Banks - 12.1%
Associated Banc-Corp.	5,278	131,422
Bank of America Corp.	364,300	8,502,762
Bank of Hawaii Corp.	1,603	130,612
BankUnited, Inc.	3,485	122,986
BB&T Corp.	28,609	1,235,337
BOK Financial Corp.	794	66,926
CIT Group, Inc.	6,861	317,733
Citigroup, Inc.	98,310	5,812,087
Citizens Financial Group, Inc.	10,843	398,047
Comerica, Inc.	6,060	428,442
Commerce Bancshares, Inc.	3,070	168,697
Cullen/Frost Bankers, Inc.	1,886	178,020
East West Bancorp, Inc.	5,069	275,095
Fifth Third Bancorp	26,988	659,317
First Hawaiian, Inc.	918	27,329
First Horizon National Corp.	8,466	155,351
First Republic Bank	1,151	106,421
Huntington Bancshares, Inc.	37,461	481,748
JPMorgan Chase & Co.	128,898	11,214,126
KeyCorp	37,682	687,320
M&T Bank Corp.	5,262	817,767
PacWest Bancorp	4,075	201,264
Peoples United Financial, Inc.	11,191	195,507
PNC Financial Services Group, Inc.	17,602	2,107,840
Popular, Inc.	3,470	145,428
Regions Financial Corp.	44,366	610,033
Signature Bank (a)	816	112,975
SunTrust Banks, Inc.	17,597	999,686
SVB Financial Group (a)	465	81,812
Synovus Financial Corp.	4,549	190,148
TCF Financial Corp.	5,743	94,817
U.S. Bancorp	57,818	2,964,907
Wells Fargo & Co.	161,822	8,712,496
Western Alliance Bancorp. (a)	1,453	69,599
Zions Bancorporation	7,160	286,615
		48,690,672
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	278	46,034
Ameriprise Financial, Inc.	3,564	455,657
Bank of New York Mellon Corp.	36,897	1,736,373
BlackRock, Inc. Class A	4,402	1,692,877
Charles Schwab Corp.	8,497	330,108
CME Group, Inc.	11,903	1,383,010
E*TRADE Financial Corp. (a)	9,686	334,651
Franklin Resources, Inc.	13,037	562,025
Goldman Sachs Group, Inc.	13,678	3,061,136
Interactive Brokers Group, Inc.	2,091	72,830
IntercontinentalExchange, Inc.	10,755	647,451
Invesco Ltd.	12,065	397,421
Lazard Ltd. Class A	3,789	162,700
Legg Mason, Inc.	3,591	134,232
LPL Financial	2,526	106,193
Moody's Corp.	650	76,908
Morgan Stanley	50,358	2,184,026
Northern Trust Corp.	7,234	651,060
Raymond James Financial, Inc.	4,469	333,030
State Street Corp.	14,053	1,179,047
T. Rowe Price Group, Inc.	1,971	139,724
TD Ameritrade Holding Corp.	1,013	38,768
The NASDAQ OMX Group, Inc.	3,899	268,524
Thomson Reuters Corp.	10,540	478,954
		16,472,739
Consumer Finance - 1.4%
Ally Financial, Inc.	15,341	303,752
American Express Co.	27,082	2,146,249
Capital One Financial Corp.	16,939	1,361,557
Discover Financial Services	9,153	572,886
Navient Corp.	10,408	158,202
OneMain Holdings, Inc. (a)	2,001	46,663
Santander Consumer U.S.A. Holdings, Inc. (a)	4,105	52,298
SLM Corp. (a)	14,768	185,191
Synchrony Financial	29,474	819,377
		5,646,175
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	66,892	11,051,227
Donnelley Financial Solutions, Inc. (a)	219	4,866
Leucadia National Corp.	11,645	295,667
Valvoline, Inc. (b)	993	22,094
Voya Financial, Inc.	6,732	251,642
		11,625,496
Insurance - 5.1%
AFLAC, Inc.	14,171	1,061,124
Alleghany Corp. (a)	519	316,953
Allied World Assurance Co. Holdings AG	3,078	163,411
Allstate Corp.	13,214	1,074,166
American Financial Group, Inc.	2,365	230,138
American International Group, Inc.	36,157	2,202,323
American National Insurance Co.	193	22,566
AmTrust Financial Services, Inc. (b)	2,959	47,492
Arch Capital Group Ltd. (a)	4,042	391,953
Arthur J. Gallagher & Co.	2,020	112,736
Aspen Insurance Holdings Ltd.	2,113	110,616
Assurant, Inc.	1,948	187,476
Assured Guaranty Ltd.	4,266	162,663
Athene Holding Ltd.	1,008	53,736
Axis Capital Holdings Ltd.	2,933	193,285
Brown & Brown, Inc.	3,986	170,999
Chubb Ltd.	16,473	2,260,919
Cincinnati Financial Corp.	5,219	376,238
CNA Financial Corp.	985	44,581
Erie Indemnity Co. Class A	248	30,707
Everest Re Group Ltd.	1,467	369,259
First American Financial Corp.	3,677	159,619
FNF Group	9,199	376,699
Hanover Insurance Group, Inc.	1,434	126,579
Hartford Financial Services Group, Inc.	13,464	651,119
Lincoln National Corp.	6,167	406,590
Loews Corp.	9,863	459,813
Markel Corp. (a)	478	463,469
Mercury General Corp.	1,027	63,150
MetLife, Inc.	32,796	1,699,161
Old Republic International Corp.	8,370	173,092
Principal Financial Group, Inc.	9,374	610,529
ProAssurance Corp.	1,793	110,987
Progressive Corp.	18,578	737,918
Prudential Financial, Inc.	15,607	1,670,417
Reinsurance Group of America, Inc.	2,208	276,088
RenaissanceRe Holdings Ltd.	1,458	207,284
The Travelers Companies, Inc.	10,298	1,252,855
Torchmark Corp.	4,150	318,347
Unum Group	8,288	383,983
Validus Holdings Ltd.	2,742	151,578
W.R. Berkley Corp.	3,303	224,538
White Mountains Insurance Group Ltd.	144	123,687
XL Group Ltd.	6,107	255,578
		20,486,421
Mortgage Real Estate Investment Trusts - 0.3%
Agnc Investment Corp.	11,408	240,367
Annaly Capital Management, Inc.	35,354	417,531
Chimera Investment Corp.	6,365	129,591
MFA Financial, Inc.	13,752	114,279
Starwood Property Trust, Inc.	8,759	198,742
Two Harbors Investment Corp.	12,818	128,052
		1,228,562
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	16,398	217,929
TFS Financial Corp.	1,701	28,135
		246,064

TOTAL FINANCIALS		104,396,129

HEALTH CARE - 10.8%
Biotechnology - 0.1%
Alnylam Pharmaceuticals, Inc. (a)(b)	322	17,259
Juno Therapeutics, Inc. (a)(b)	159	3,965
Opko Health, Inc. (a)(b)	707	5,493
United Therapeutics Corp. (a)	1,110	139,527
		166,244
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	54,832	2,392,868
Alere, Inc. (a)	2,442	120,073
Baxter International, Inc.	15,817	880,691
Danaher Corp.	15,714	1,309,448
Dentsply Sirona, Inc.	8,107	512,687
Hill-Rom Holdings, Inc.	109	8,245
Medtronic PLC	49,648	4,125,252
Teleflex, Inc.	1,234	255,302
The Cooper Companies, Inc.	379	75,925
Zimmer Biomet Holdings, Inc.	3,027	362,181
		10,042,672
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. (a)(b)	1,755	76,483
Aetna, Inc.	7,939	1,072,321
Anthem, Inc.	6,756	1,201,825
Brookdale Senior Living, Inc. (a)	6,772	87,968
Cardinal Health, Inc.	822	59,669
Centene Corp. (a)	1,526	113,534
Cigna Corp.	5,959	931,809
DaVita HealthCare Partners, Inc. (a)	3,558	245,538
Envision Healthcare Corp. (a)	1,261	70,654
Express Scripts Holding Co. (a)	2,424	148,688
HCA Holdings, Inc. (a)	3,500	294,735
Humana, Inc.	296	65,706
Laboratory Corp. of America Holdings (a)	1,991	279,039
LifePoint Hospitals, Inc. (a)	1,322	82,162
MEDNAX, Inc. (a)	984	59,394
Premier, Inc. (a)	1,294	43,737
Quest Diagnostics, Inc.	4,989	526,389
Universal Health Services, Inc. Class B	2,232	269,536
Wellcare Health Plans, Inc. (a)	160	24,546
		5,653,733
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	6,706	80,271
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	8,520	469,026
Bio-Rad Laboratories, Inc. Class A (a)	716	156,274
PerkinElmer, Inc.	2,952	175,378
QIAGEN NV	7,740	232,897
Quintiles Transnational Holdings, Inc. (a)	975	82,173
Thermo Fisher Scientific, Inc.	7,551	1,248,407
VWR Corp. (a)	2,716	76,754
		2,440,909
Pharmaceuticals - 6.2%
Allergan PLC	4,814	1,173,942
Endo International PLC (a)	7,566	86,025
Johnson & Johnson	80,426	9,930,198
Mallinckrodt PLC (a)	3,766	176,701
Merck & Co., Inc.	98,120	6,115,820
Mylan N.V. (a)	11,259	420,524
Patheon NV	353	9,499
Perrigo Co. PLC (b)	4,777	353,211
Pfizer, Inc.	197,926	6,713,650
		24,979,570

TOTAL HEALTH CARE		43,363,399

INDUSTRIALS - 10.1%
Aerospace & Defense - 1.7%
Arconic, Inc.	15,346	419,406
General Dynamics Corp.	5,033	975,345
Huntington Ingalls Industries, Inc.	294	59,062
L3 Technologies, Inc.	2,676	459,657
Orbital ATK, Inc.	1,996	197,604
Raytheon Co.	6,452	1,001,415
Spirit AeroSystems Holdings, Inc. Class A	2,011	114,949
Textron, Inc.	6,566	306,370
United Technologies Corp.	27,595	3,283,529
		6,817,337
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	1,979	111,002
Airlines - 0.6%
Alaska Air Group, Inc.	754	64,158
American Airlines Group, Inc.	18,680	796,142
Copa Holdings SA Class A	1,070	124,569
Delta Air Lines, Inc.	5,661	257,236
JetBlue Airways Corp. (a)	10,332	225,548
Spirit Airlines, Inc. (a)	2,444	139,968
United Continental Holdings, Inc. (a)	11,217	787,546
		2,395,167
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	1,624	75,922
Johnson Controls International PLC	25,624	1,065,190
Lennox International, Inc.	159	26,297
Masco Corp.	4,196	155,336
Owens Corning	4,061	247,112
USG Corp. (a)	3,233	97,960
		1,667,817
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	1,582	91,930
LSC Communications, Inc.	186	4,812
R.R. Donnelley & Sons Co.	581	7,307
Republic Services, Inc.	8,249	519,605
Stericycle, Inc. (a)	117	9,985
Waste Management, Inc.	2,834	206,259
		839,898
Construction & Engineering - 0.2%
AECOM (a)	5,194	177,687
Chicago Bridge & Iron Co. NV (b)	3,594	108,108
Fluor Corp.	4,806	246,644
Jacobs Engineering Group, Inc.	4,214	231,433
KBR, Inc.	5,246	73,706
Quanta Services, Inc. (a)	3,745	132,723
Valmont Industries, Inc.	194	29,556
		999,857
Electrical Equipment - 0.9%
AMETEK, Inc.	6,504	372,029
Eaton Corp. PLC	16,329	1,235,126
Emerson Electric Co.	19,159	1,154,905
Fortive Corp.	7,804	493,681
Hubbell, Inc. Class B	746	84,395
Regal Beloit Corp.	1,578	124,425
Rockwell Automation, Inc.	936	147,280
		3,611,841
Industrial Conglomerates - 2.0%
Carlisle Companies, Inc.	1,543	156,445
General Electric Co.	248,666	7,208,827
ITT, Inc.	3,067	129,213
Roper Technologies, Inc.	1,697	371,134
		7,865,619
Machinery - 2.2%
AGCO Corp.	2,453	156,967
Allison Transmission Holdings, Inc.	4,996	193,245
Caterpillar, Inc.	19,802	2,024,953
Colfax Corp. (a)	3,635	147,108
Crane Co.	1,647	131,612
Cummins, Inc.	5,571	840,887
Deere & Co.	8,432	941,096
Donaldson Co., Inc.	248	11,477
Dover Corp.	5,403	426,189
Flowserve Corp.	1,928	98,077
IDEX Corp.	186	19,485
Ingersoll-Rand PLC	4,460	395,825
Lincoln Electric Holdings, Inc.	789	70,245
Oshkosh Corp.	2,498	173,336
PACCAR, Inc.	11,006	734,430
Parker Hannifin Corp.	4,715	758,172
Pentair PLC	5,849	377,319
Snap-On, Inc.	517	86,613
Stanley Black & Decker, Inc.	4,596	625,745
Terex Corp.	3,630	126,977
Timken Co.	2,372	114,449
Trinity Industries, Inc.	5,289	142,274
Xylem, Inc.	3,203	164,666
		8,761,147
Marine - 0.0%
Kirby Corp. (a)	1,818	128,351
Professional Services - 0.1%
Dun & Bradstreet Corp.	803	88,017
Manpower, Inc.	2,290	231,244
Nielsen Holdings PLC	2,707	111,339
		430,600
Road & Rail - 1.6%
AMERCO	87	32,578
CSX Corp.	33,775	1,717,121
Genesee & Wyoming, Inc. Class A (a)	2,222	150,563
Kansas City Southern	3,758	338,483
Norfolk Southern Corp.	10,475	1,230,708
Old Dominion Freight Lines, Inc.	988	87,458
Ryder System, Inc.	1,874	127,263
Union Pacific Corp.	25,134	2,814,003
		6,498,177
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	1,745	66,554
Herc Holdings, Inc. (a)	797	36,240
MSC Industrial Direct Co., Inc. Class A	848	75,921
United Rentals, Inc. (a)	482	52,856
WESCO International, Inc. (a)	1,816	110,685
		342,256
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	2,568	208,958

TOTAL INDUSTRIALS		40,678,027

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 2.0%
Arris International PLC (a)	5,308	137,955
Brocade Communications Systems, Inc.	14,019	176,219
Cisco Systems, Inc.	178,157	6,069,809
EchoStar Holding Corp. Class A (a)	1,640	94,398
Harris Corp.	4,340	485,603
Juniper Networks, Inc.	13,015	391,361
Motorola Solutions, Inc.	5,164	443,949
		7,799,294
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	3,241	228,491
Avnet, Inc.	4,690	181,456
Corning, Inc.	34,048	982,285
Dell Technologies, Inc. (a)	6,752	453,127
Dolby Laboratories, Inc. Class A	1,896	99,976
Fitbit, Inc. (a)	605	3,461
FLIR Systems, Inc.	4,726	173,586
IPG Photonics Corp. (a)	171	21,601
Jabil Circuit, Inc.	6,476	187,934
Keysight Technologies, Inc. (a)	6,087	227,836
National Instruments Corp.	834	29,115
Trimble, Inc. (a)	1,910	67,671
Zebra Technologies Corp. Class A (a)	394	37,142
		2,693,681
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	724	44,121
CommerceHub, Inc.:
Series A (a)	355	5,680
Series C (a)	697	11,096
IAC/InterActiveCorp (a)	623	51,715
Nutanix, Inc. Class A (a)	82	1,246
Pandora Media, Inc. (a)(b)	802	8,702
Twilio, Inc. Class A (b)	107	3,536
Twitter, Inc. (a)(b)	2,805	46,226
Yahoo!, Inc. (a)	30,564	1,473,490
Yelp, Inc. (a)	494	17,493
Zillow Group, Inc.:
Class A (a)	522	20,092
Class C (a)(b)	1,267	49,413
		1,732,810
IT Services - 0.8%
Amdocs Ltd.	5,143	314,957
Booz Allen Hamilton Holding Corp. Class A	171	6,144
Conduent, Inc. (a)	6,947	113,306
CoreLogic, Inc. (a)	1,371	58,597
DXC Technology Co. (a)	10,195	768,091
Fidelity National Information Services, Inc.	4,877	410,595
IBM Corp.	9,712	1,556,736
Leidos Holdings, Inc.	2,212	116,484
		3,344,910
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	11,899	906,704
Applied Materials, Inc.	10,965	445,289
Cree, Inc. (a)	2,362	51,681
Cypress Semiconductor Corp.	10,718	150,159
First Solar, Inc. (a)(b)	2,693	79,578
Intel Corp.	152,109	5,498,740
Lam Research Corp.	1,108	160,494
Marvell Technology Group Ltd.	13,949	209,514
Micron Technology, Inc. (a)	36,704	1,015,600
ON Semiconductor Corp. (a)	12,774	181,135
Qorvo, Inc. (a)	4,018	273,345
Qualcomm, Inc.	41,240	2,216,238
Skyworks Solutions, Inc.	585	58,348
SunPower Corp. (a)(b)	1,841	12,777
Teradyne, Inc.	7,583	267,452
Versum Materials, Inc.	330	10,567
Xilinx, Inc.	6,035	380,869
		11,918,490
Software - 1.6%
ANSYS, Inc. (a)	2,311	254,580
Autodesk, Inc. (a)	1,331	119,883
CA Technologies, Inc.	10,093	331,353
FireEye, Inc. (a)(b)	4,346	54,368
Nuance Communications, Inc. (a)	2,175	38,911
Oracle Corp.	94,463	4,247,056
Parametric Technology Corp. (a)	2,273	122,856
SS&C Technologies Holdings, Inc.	352	12,932
Symantec Corp.	18,613	588,729
Synopsys, Inc. (a)	4,867	358,698
VMware, Inc. Class A (a)	1,944	182,969
Zynga, Inc. (a)	25,512	73,730
		6,386,065
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	16,261	2,335,893
Hewlett Packard Enterprise Co.	61,396	1,143,807
HP, Inc.	61,398	1,155,510
NetApp, Inc.	9,455	376,782
Western Digital Corp.	10,038	894,085
Xerox Corp.	34,867	250,694
		6,156,771

TOTAL INFORMATION TECHNOLOGY		40,032,021

MATERIALS - 2.9%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	837	117,599
Albemarle Corp. U.S.	3,904	425,185
Ashland Global Holdings, Inc.	2,185	269,848
Cabot Corp.	2,297	138,256
Celanese Corp. Class A	4,733	411,960
CF Industries Holdings, Inc.	8,096	216,487
Eastman Chemical Co.	5,195	414,301
FMC Corp.	948	69,422
Huntsman Corp.	6,769	167,668
LyondellBasell Industries NV Class A	6,568	556,704
Monsanto Co.	5,389	628,411
NewMarket Corp.	33	15,533
Platform Specialty Products Corp. (a)	6,915	97,986
Praxair, Inc.	1,280	159,974
The Dow Chemical Co.	39,824	2,500,947
The Mosaic Co.	12,170	327,738
The Scotts Miracle-Gro Co. Class A	90	8,694
W.R. Grace & Co.	1,247	86,941
Westlake Chemical Corp.	1,281	79,742
		6,693,396
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	230	50,644
Vulcan Materials Co.	346	41,824
		92,468
Containers & Packaging - 0.5%
Aptargroup, Inc.	1,603	128,721
Avery Dennison Corp.	131	10,901
Bemis Co., Inc.	2,744	123,288
Graphic Packaging Holding Co.	3,825	51,944
International Paper Co.	14,679	792,226
Sonoco Products Co.	3,400	177,854
WestRock Co.	8,745	468,382
		1,753,316
Metals & Mining - 0.7%
Alcoa Corp.	5,061	170,708
Compass Minerals International, Inc. (b)	1,308	86,328
Freeport-McMoRan, Inc. (a)	36,231	461,945
Newmont Mining Corp.	18,629	629,846
Nucor Corp.	11,210	687,509
Reliance Steel & Aluminum Co.	2,455	193,503
Royal Gold, Inc.	2,109	149,064
Southern Copper Corp.	1,768	62,534
Steel Dynamics, Inc.	6,888	248,932
Tahoe Resources, Inc.	10,873	88,096
United States Steel Corp.	5,315	118,631
		2,897,096
Paper & Forest Products - 0.0%
Domtar Corp.	2,249	89,173

TOTAL MATERIALS		11,525,449

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	2,747	309,065
American Campus Communities, Inc.	4,487	212,639
American Homes 4 Rent Class A	5,758	132,722
Apartment Investment & Management Co. Class A	5,375	235,103
Apple Hospitality (REIT), Inc.	6,104	114,328
AvalonBay Communities, Inc.	4,814	913,890
Boston Properties, Inc.	4,447	562,990
Brandywine Realty Trust (SBI)	6,165	104,620
Brixmor Property Group, Inc.	6,782	133,945
Camden Property Trust (SBI)	2,947	242,627
Care Capital Properties, Inc.	2,754	74,000
Colony NorthStar, Inc.	12,521	163,649
Columbia Property Trust, Inc.	4,535	102,038
Communications Sales & Leasing, Inc.	4,132	113,465
Corporate Office Properties Trust (SBI)	3,373	110,432
Corrections Corp. of America	4,080	140,556
Crown Castle International Corp.	1,433	135,562
CubeSmart	2,132	54,025
CyrusOne, Inc.	433	23,659
DCT Industrial Trust, Inc.	3,335	168,618
DDR Corp.	11,481	124,110
Digital Realty Trust, Inc.	1,655	190,060
Douglas Emmett, Inc.	4,767	179,573
Duke Realty Corp.	11,998	332,705
Empire State Realty Trust, Inc.	2,042	42,474
EPR Properties	2,265	164,688
Equity Commonwealth (a)	4,491	143,667
Equity Residential (SBI)	12,547	810,285
Essex Property Trust, Inc.	1,327	324,412
Forest City Realty Trust, Inc. Class A	7,936	179,354
General Growth Properties, Inc.	20,037	433,000
HCP, Inc.	16,323	511,726
Healthcare Trust of America, Inc.	1,035	33,006
Highwoods Properties, Inc. (SBI)	3,517	178,945
Hospitality Properties Trust (SBI)	5,713	181,845
Host Hotels & Resorts, Inc.	25,697	461,261
Kilroy Realty Corp.	3,303	232,961
Kimco Realty Corp.	14,259	289,315
Liberty Property Trust (SBI)	4,986	202,282
Life Storage, Inc.	589	46,172
Mid-America Apartment Communities, Inc.	3,935	390,391
National Retail Properties, Inc.	5,076	214,309
Omega Healthcare Investors, Inc.	4,233	139,689
Outfront Media, Inc.	3,923	102,626
Paramount Group, Inc.	6,680	109,552
Piedmont Office Realty Trust, Inc. Class A	5,444	118,951
Prologis, Inc.	18,785	1,022,092
Quality Care Properties, Inc. (a)	3,218	55,832
Rayonier, Inc.	4,160	117,395
Realty Income Corp.	9,473	552,750
Regency Centers Corp.	4,350	274,833
Retail Properties America, Inc.	8,515	113,590
SBA Communications Corp. Class A (a)	1,566	198,083
Senior Housing Properties Trust (SBI)	7,568	162,863
Simon Property Group, Inc.	1,000	165,260
SL Green Realty Corp.	3,384	355,083
Spirit Realty Capital, Inc.	16,229	152,877
Store Capital Corp.	5,802	139,190
Sun Communities, Inc.	2,444	204,343
Tanger Factory Outlet Centers, Inc.	380	11,852
Taubman Centers, Inc.	1,117	69,868
The Macerich Co.	5,064	316,146
UDR, Inc.	9,185	342,968
Ventas, Inc.	8,107	518,929
VEREIT, Inc.	33,567	280,956
Vornado Realty Trust	6,007	578,114
Weingarten Realty Investors (SBI)	4,146	135,864
Welltower, Inc.	12,897	921,362
Weyerhaeuser Co.	26,582	900,332
WP Carey, Inc.	3,762	235,501
		18,011,375
Real Estate Management & Development - 0.1%
Howard Hughes Corp. (a)	1,299	159,920
Invitation Homes, Inc.	2,852	61,461
Jones Lang LaSalle, Inc.	1,551	178,148
Realogy Holdings Corp.	4,969	151,803
		551,332

TOTAL REAL ESTATE		18,562,707

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	218,169	8,646,037
CenturyLink, Inc. (b)	18,747	481,235
Frontier Communications Corp. (b)	40,185	75,548
Level 3 Communications, Inc. (a)	10,217	620,785
Verizon Communications, Inc.	72,405	3,324,114
		13,147,719
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	26,330	237,760
T-Mobile U.S., Inc. (a)	3,806	256,030
Telephone & Data Systems, Inc.	3,434	94,298
U.S. Cellular Corp. (a)	352	13,791
		601,879

TOTAL TELECOMMUNICATION SERVICES		13,749,598

UTILITIES - 6.3%
Electric Utilities - 3.8%
Alliant Energy Corp.	8,077	317,588
American Electric Power Co., Inc.	17,522	1,188,517
Duke Energy Corp.	24,311	2,005,658
Edison International	11,167	893,025
Entergy Corp.	6,595	502,935
Eversource Energy	11,092	658,865
Exelon Corp.	31,519	1,091,503
FirstEnergy Corp.	15,004	449,220
Great Plains Energy, Inc.	7,574	224,115
Hawaiian Electric Industries, Inc.	3,781	126,739
NextEra Energy, Inc.	16,283	2,174,757
OGE Energy Corp.	6,898	239,912
PG&E Corp.	17,570	1,178,069
Pinnacle West Capital Corp.	3,841	326,831
PPL Corp.	23,853	909,038
Southern Co.	35,154	1,750,669
Westar Energy, Inc.	4,940	257,028
Xcel Energy, Inc.	17,978	809,909
		15,104,378
Gas Utilities - 0.2%
Atmos Energy Corp.	3,499	283,489
National Fuel Gas Co.	2,698	149,415
UGI Corp.	6,012	301,562
		734,466
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	12,089	123,308
NRG Energy, Inc.	10,926	184,649
The AES Corp.	23,609	267,018
		574,975
Multi-Utilities - 2.0%
Ameren Corp.	8,552	467,709
Avangrid, Inc.	1,981	86,174
CenterPoint Energy, Inc.	15,107	431,003
CMS Energy Corp.	10,370	470,798
Consolidated Edison, Inc.	10,777	854,401
Dominion Resources, Inc.	20,426	1,581,585
DTE Energy Co.	6,332	662,264
MDU Resources Group, Inc.	6,753	181,656
NiSource, Inc.	11,386	276,111
Public Service Enterprise Group, Inc.	18,083	796,556
SCANA Corp.	4,601	305,092
Sempra Energy	8,800	994,576
Vectren Corp.	2,843	168,931
WEC Energy Group, Inc.	11,118	672,861
		7,949,717
Water Utilities - 0.2%
American Water Works Co., Inc.	6,215	495,708
Aqua America, Inc.	6,354	210,254
		705,962

TOTAL UTILITIES		25,069,498

TOTAL COMMON STOCKS
(Cost $377,121,063)		396,180,132

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.85% (c)	7,294,951	7,296,410
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	3,089,561	3,089,870
TOTAL MONEY MARKET FUNDS
(Cost $10,386,280)		10,386,280
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $387,507,343)		406,566,412
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(5,132,467)
NET ASSETS - 100%		$401,433,945

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
34 CME E-mini S&P 500 Index Contracts (United States)	June 2017	4,046,850	$(5,427)

The face value of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,331
Fidelity Securities Lending Cash Central Fund	2,136
Total	$25,467

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(5,427)
Total Equity Risk	0	(5,427)
Total Value of Derivatives	$0	$(5,427)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value (including securities loaned of $2,994,848) — See accompanying schedule: Unaffiliated issuers (cost $377,121,063)	$396,180,132
Fidelity Central Funds (cost $10,386,280)	10,386,280
Total Investments (cost $387,507,343)		$406,566,412
Segregated cash with brokers for derivative instruments		130,000
Receivable for fund shares sold		2,246,962
Dividends receivable		485,577
Distributions receivable from Fidelity Central Funds		4,779
Total assets		409,433,730
Liabilities
Payable for investments purchased	$4,617,651
Payable for fund shares redeemed	261,398
Accrued management fee	17,067
Payable for daily variation margin for derivative instruments	7,756
Other affiliated payables	5,855
Collateral on securities loaned	3,090,058
Total liabilities		7,999,785
Net Assets		$401,433,945
Net Assets consist of:
Paid in capital		$381,487,363
Undistributed net investment income		2,466,521
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,573,581)
Net unrealized appreciation (depreciation) on investments		19,053,642
Net Assets		$401,433,945
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,520,258 ÷ 223,389 shares)		$11.28
Premium Class:
Net Asset Value, offering price and redemption price per share ($228,015,680 ÷ 20,200,396 shares)		$11.29
Institutional Class:
Net Asset Value, offering price and redemption price per share ($168,468,525 ÷ 14,924,355 shares)		$11.29
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,429,482 ÷ 215,224 shares)		$11.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 7, 2016 (commencement of operations) to April 30, 2017
Investment Income
Dividends		$3,696,034
Interest		39
Income from Fidelity Central Funds		25,467
Total income		3,721,540
Expenses
Management fee	$81,213
Transfer agent fees	28,373
Independent trustees' fees and expenses	503
Interest	1,956
Miscellaneous	76
Total expenses before reductions	112,121
Expense reductions	(56)	112,065
Net investment income (loss)		3,609,475
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,710,316)
Fidelity Central Funds	(2,762)
Foreign currency transactions	(1,787)
Futures contracts	134,360
Total net realized gain (loss)		(1,580,505)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,059,069
Futures contracts	(5,427)
Total change in net unrealized appreciation (depreciation)		19,053,642
Net gain (loss)		17,473,137
Net increase (decrease) in net assets resulting from operations		$21,082,612

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 7, 2016 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,609,475
Net realized gain (loss)	(1,580,505)
Change in net unrealized appreciation (depreciation)	19,053,642
Net increase (decrease) in net assets resulting from operations	21,082,612
Distributions to shareholders from net investment income	(1,136,207)
Share transactions - net increase (decrease)	381,487,540
Total increase (decrease) in net assets	401,433,945
Net Assets
Beginning of period	–
End of period	$401,433,945
Other Information
Undistributed net investment income end of period	$2,466,521

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Investor Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.22
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.33
Distributions from net investment income	(.05)
Total distributions	(.05)
Net asset value, end of period	$11.28
Total ReturnC,D	13.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	.21%G
Expenses net of fee waivers, if any	.21%G
Expenses net of all reductions	.21%G
Net investment income (loss)	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,520
Portfolio turnover rateH	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Premium Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.24
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.35
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$11.29
Total ReturnC,D	13.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G
Expenses net of fee waivers, if any	.07%G
Expenses net of all reductions	.07%G
Net investment income (loss)	2.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$228,016
Portfolio turnover rateH	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Institutional Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.24
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.35
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$11.29
Total ReturnC,D	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$168,469
Portfolio turnover rateH	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Institutional Premium Class

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.23
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.35
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$11.29
Total ReturnC,D	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G
Expenses net of fee waivers, if any	.05%G
Expenses net of all reductions	.05%G
Net investment income (loss)	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,429
Portfolio turnover rateH	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from Underlying Funds, foreign currency transactions, futures contracts, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$26,519,391
Gross unrealized depreciation	(9,447,906)
Net unrealized appreciation (depreciation) on securities	$17,071,485
Tax Cost	$389,494,927

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,721,073
Undistributed long-term capital gain	$154,024
Net unrealized appreciation (depreciation) on securities and other investments	$17,071,485

The tax character of distributions paid was as follows:

April 30, 2017(a)
Ordinary Income	$1,136,207

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $134,360 and a change in net unrealized appreciation (depreciation) of $(5,427) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $416,894,405 and $37,380,273, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective July 1, 2016, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.21%
Premium Class	.07%
Institutional Class	.06%
Institutional Premium Class	.05%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .22%, .08%, .07% and .06% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .16%, .02% and .01% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to July 1, 2016, Investor Class, Premium Class, Institutional Class and Institutional Premium Class paid a portion of the transfer agent fees at an annual rate of .17%, .03%, .02% and .01%, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$2,282.16
Premium Class	20,105.02
Institutional Class	5,982.01
Institutional Premium Class	4	–(b)
	$28,373

(a) Annualized

(b) Amount less than .005%

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$32,448,500	1.08%	$1,956

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $76 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,136.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $56.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended April 30, 2017(a)
From net investment income
Investor Class	$6,249
Premium Class	664,453
Institutional Class	461,499
Institutional Premium Class	4,006
Total	$1,136,207

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended April 30, 2017(a)	Year ended April 30, 2017(a)
Investor Class
Shares sold	950,127	$10,175,400
Reinvestment of distributions	553	6,116
Shares redeemed	(727,291)	(7,821,910)
Net increase (decrease)	223,389	$2,359,606
Premium Class
Shares sold	26,041,126	$281,492,716
Reinvestment of distributions	56,111	620,583
Shares redeemed	(5,896,841)	(66,092,508)
Net increase (decrease)	20,200,396	$216,020,791
Institutional Class
Shares sold	16,471,333	$177,908,644
Reinvestment of distributions	24,263	268,345
Shares redeemed	(1,571,241)	(17,403,942)
Net increase (decrease)	14,924,355	$160,773,047
Institutional Premium Class
Shares sold	215,112	$2,332,876
Reinvestment of distributions	362	4,006
Shares redeemed	(250)	(2,786)
Net increase (decrease)	215,224	$2,334,096

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Value Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Value Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2017, and the related statements of operations, changes in net assets, and the financial highlights for the period from June 7, 2016 (commencement of operations) to April 30, 2017. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Large Cap Value Index Fund as of April 30, 2017, and the results of its operations, changes in its net assets, and the financial highlights for the period from June 7, 2016 (commencement of operations) to April 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 16, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 248 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Investor Class	.21%
Actual		$1,000.00	$1,116.10	$1.10
Hypothetical-C		$1,000.00	$1,023.75	$1.05
Premium Class	.07%
Actual		$1,000.00	$1,116.80	$.37
Hypothetical-C		$1,000.00	$1,024.45	$.35
Institutional Class	.06%
Actual		$1,000.00	$1,116.90	$.31
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Premium Class	.05%
Actual		$1,000.00	$1,117.00	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Large Cap Value Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains

Investor Class	06/12/17	06/09/17	$0.04600	$0.010
Premium Class	06/12/17	06/09/17	$0.05302	$0.010
Institutional Class	06/12/17	06/09/17	$0.05352	$0.010
Institutional Premium	06/12/17	06/09/17	$0.05402	$0.010

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2017, $154,024, or, if subsequently determined to be different, the net capital gain of such year.

Investor Class designates 100%; Premium class designates 85%; Institutional class designates 84% and Institutional Premium Class designates 83% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor class designates 100%; Premium Class designates 94%; Institutional Class designates 93% and Institutional Premium Class designates 92% of each dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

LC2-I-ANN-0617
1.9879609.100

Item 2.

Code of Ethics

As of the end of the period, April 30, 2017, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund, Fidelity Large Cap Value Index Fund, Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the “Funds”):

Services Billed by Deloitte Entities

April 30, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$34,000	$-	$4,900	$100
Fidelity Flex Small Cap Index Fund	$43,000	$-	$4,900	$100
Fidelity Large Cap Growth Index Fund	$39,000	$-	$4,900	$1,000
Fidelity Large Cap Value Index Fund	$39,000	$-	$4,900	$1,000
Fidelity Mid Cap Index Fund	$47,000	$100	$5,200	$1,400
Fidelity Small Cap Index Fund	$57,000	$100	$5,200	$1,600

April 30, 2016 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$-	$-	$-	$-
Fidelity Flex Small Cap Index Fund	$-	$-	$-	$-
Fidelity Large Cap Growth Index Fund	$-	$-	$-	$-
Fidelity Large Cap Value Index Fund	$-	$-	$-	$-
Fidelity Mid Cap Index Fund	$47,000	$100	$5,200	$1,000
Fidelity Small Cap Index Fund	$58,000	$100	$5,500	$1,200

A Amounts may reflect rounding.

B Fidelity Flex Mid Cap Index Fund and Fidelity Flex Small Cap Index Fund commenced operations on March 9, 2017 and Fidelity Large Cap Growth Index Fund and Fidelity Large Cap Value Index Fund commenced operations on June 7, 2016.

C Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2017A,B	April 30, 2016A,B
Audit-Related Fees	$-	$35,000
Tax Fees	$20,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund and Fidelity Large Cap Value Index Fund’s commencement of operations.

 “Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2017 A,B	April 30, 2016 A,B
Deloitte Entities	$395,000	$105,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund and Fidelity Large Cap Value Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in their audits of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 27, 2017